UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22903

J.P. Morgan Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

277 Park Avenue

New York, NY 10172

(Address of principal executive offices) (Zip code)

Gregory S. Samuels

J.P. Morgan Investment Management Inc.

277 Park Avenue

New York, NY 10172

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

Registrant’s telephone number, including area code: 1-844-457-6383

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 through April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Reports. Not Applicable. Notices do not incorporate disclosures from the shareholder report.

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 15, 2023 (Unaudited)
Dear Shareholder,
Financial markets largely generated positive returns for the six months ended April 30, 2023, even as rising interest rates, weaker corporate earnings and geopolitical uncertainty weighed on global economic growth. Overall, global equity markets – led by European stocks – generally outperformed bond markets for the reporting period.

“While the effects of rising interest
rates is likely to adversely impact
economic growth in the months
ahead, other factors may aid the
global economic outlook, as energy
prices have trended downward in
recent months and the re-opening of
China’s economy may provide
support for increased global trade.”
— Brian S. Shlissel

While economic growth has slowed in recent quarters, to date, the U.S. has avoided formal entry into a recession. Moreover, inflation has decelerated from last year’s historical highs as energy and electricity prices receded in 2023, allowing the U.S. Federal Reserve in June 2023 to refrain from further raising interest rates for the first time since January 2022, though the central bank stated it may find it necessary to raise rates in the future. The job market in the U.S. remained strong throughout the period as the reported monthly unemployment rate ranged between 3.6% and 3.4% for the six months ended April 30, 2023.
Across Europe, inflationary pressures remained high and both the European Central Bank and the Bank of England continued to raise interest rates during the period. Unemployment across the EU stood at 6%, while the U.K. jobless rate fell to 3.8% in
April 2023. Notably, European equity markets generally outperformed other developed markets during the period, potentially driven by more attractive valuations relative to U.S. companies.
The International Monetary Fund’s (IMF) April 2023 economic outlook warned that global output is likely to decline to 2.8% for 2023, amid weakness in parts of the financial sector, continued inflationary pressures and the ongoing war in Ukraine. Further, the IMF forecast developed market economies to decelerate at a faster pace than emerging market economies.
While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade.  Regardless of the economic backdrop, we believe investors who hold a well-diversified portfolio and a long-term outlook may be better positioned to benefit from opportunities presented by global financial markets. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2023 (Unaudited)
Global financial markets largely generated positive returns for the period and completed a rebound from the sell-offs that marked the middle of 2022. Developed markets equity generally outperformed emerging markets equity, while European equity markets largely outperformed U.S. equities.
However, equity markets performance was mixed on a month-to-month basis, even if the overall trend was upward. For the six months ended April 30, 2023, the  MSCI EAFE Index returned 24.19%, the MSCI Emerging Markets Index returned 16.36% and the S&P 500 Index returned 8.63%.
Leading central banks continued to raise interest rates throughout the six-month period, though the size of increases narrowed in 2023 as the policy response to inflationary pressure grew less aggressive. Notably, the Bank of Japan maintained its negative interest rate policy amid weak consumption data and marginal economic growth.
While global inflation rates remained elevated during the period, they retreated from the 40-year highs reached in 2022, and price data in the U.S. and the Euro Area indicated a slowing trend. Though inflation in the U.K. declined in the final months of 2022, the U.K. consumer price index rose more than expected in 2023.
Lower energy prices were a leading contributor to declining global inflation in the second half of the period. Following Russia’s invasion of Ukraine in late February 2022, the European Union and the U.K. largely avoided an extended energy crisis by securing alternative sources to Russian natural gas and moved to build up reserves of both natural gas and petroleum ahead of the winter months.
Meanwhile, economic activity and aggregate demand in China accelerated after the country’s leadership lifted strict anti-pandemic policies in late 2022. The rebound in China helped to lift equity prices in China and its leading emerging market trading partners.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan BetaBuilders Canada ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	8.39%
Market Price **	8.40%
Morningstar® Canada Target Market Exposure IndexSM (net total return)	8.38%
Net Assets as of 4/30/2023	$6,180,919,077
Fund Ticker	BBCA
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Canada ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index, which consists of stocks traded primarily on the Toronto Stock Exchange. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the timing of foreign exchange rate calculations, operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the information technology and materials sectors were leading contributors to absolute performance, while their exposures to the energy sector were the sole sector detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and energy sectors and their smallest allocations were to the health care and real estate sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Royal Bank of Canada (Canada)	7.0%
2.	Toronto-Dominion Bank (The) (Canada)	5.6
3.	Enbridge, Inc. (Canada)	4.1
4.	Canadian Pacific Kansas City Ltd. (Canada)	3.8
5.	Canadian National Railway Co. (Canada)	3.7
6.	Canadian Natural Resources Ltd. (Canada)	3.5
7.	Bank of Montreal (Canada)	3.3
8.	Bank of Nova Scotia (The) (Canada)	3.0
9.	Shopify, Inc., Class A (Canada)	3.0
10.	Brookfield Corp. (Canada)	2.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	32.2%
Energy	16.5
Industrials	13.3
Materials	10.8
Information Technology	6.6
Consumer Staples	4.3
Consumer Discretionary	3.4
Utilities	3.1
Communication Services	2.4
Others (each less than 1.0%)	0.6
Short-Term Investments	6.8

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $61.32 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

3

JPMorgan BetaBuilders Canada ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $61.38.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

4

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Canada ETF
Net Asset Value	August 7, 2018	8.39%	(2.57)%	7.33%
Market Price		8.40	(2.55)	7.35

*	Not annualized.
LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on August 7, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Canada ETF and Morningstar® Canada Target Market Exposure IndexSM (net total return) from August 7, 2018 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Canada Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Canada Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the
Canada equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.63%
Market Price **	17.84%
Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return)	17.02%
Net Assets as of 4/30/2023	$4,442,195,795
Fund Ticker	BBAX
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index that consists of equity securities from developed Asia-Pacific countries or regions other than Japan, including: Australia, Hong Kong, New Zealand and Singapore. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the materials and financials sectors were leading contributors to absolute performance, while their exposures to the information technology and energy sectors were the smallest contributors and no sectors detracted from absolute performance.
By country or region, the Fund’s and the Underlying Index’s exposures to Australia and Hong Kong were leading contributors to absolute performance, while their exposures to Singapore and New Zealand were the smallest contributors and no country or regional exposures detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and materials sectors and their smallest allocations were to the information technology and communication services sectors. The Fund and the Underlying Index’s largest allocations by country or region were to Australia and Hong Kong and the smallest allocations were to New Zealand and Singapore.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	BHP Group Ltd. (Australia)	8.2%
2.	AIA Group Ltd. (Hong Kong)	6.9
3.	Commonwealth Bank of Australia (Australia)	6.1
4.	CSL Ltd.	5.2
5.	National Australia Bank Ltd. (Australia)	3.3
6.	Westpac Banking Corp. (Australia)	2.9
7.	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2.7
8.	ANZ Group Holdings Ltd. (Australia)	2.6
9.	DBS Group Holdings Ltd. (Singapore)	2.5
10.	Macquarie Group Ltd. (Australia)	2.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Australia	58.2%
Hong Kong	19.2
Singapore	10.6
United States	5.7
China	2.3
New Zealand	1.8
Macau	1.2
United Kingdom	1.0
Short-Term Investments	0.0****

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

6

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $49.63 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $49.75.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

****
Amount rounds to less than 0.1%.

7

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Net Asset Value	August 7, 2018	17.63%	0.14%	3.84%
Market Price		17.84	0.52	3.89

*	Not annualized.
LIFE OF FUND PERFORMANCE (8/7/18 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on August 7, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF and Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) from August 7, 2018 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Asia Pacific ex-Japan equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8

JPMorgan BetaBuilders Europe ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	28.48%
Market Price **	28.47%
Morningstar® Developed Europe Target Market Exposure IndexSM (net total return)	28.21%
Net Assets as of 4/30/2023	$9,629,163,149
Fund Ticker	BBEU
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Europe ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index consisting of equity securities from developed European countries or regions, including Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the U.K. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposure to the financials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the energy and real estate sectors were the smallest contributors and no sectors detracted from absolute performance.
By country, the Fund’s and the Underlying Index’s exposures to France and the U.K. were leading contributors to absolute performance, while their exposures to Norway were the sole country detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and health care sectors and their smallest allocations were to the real estate and communication services sectors. The Fund’s and the Underlying Index’s largest country allocations were to the U.K. and France and their smallest allocations were to Portugal and
Poland.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered)	3.2%
2.	Novo Nordisk A/S, Class B (Denmark)	2.5
3.	ASML Holding NV (Netherlands)	2.3
4.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.3
5.	Novartis AG (Registered) (Switzerland)	2.2
6.	AstraZeneca plc (United Kingdom)	2.1
7.	Roche Holding AG	2.0
8.	Shell plc (Netherlands)	2.0
9.	TotalEnergies SE (France)	1.4
10.	SAP SE (Germany)	1.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United Kingdom	17.5%
France	15.2
Germany	11.7
United States	9.8
Switzerland	8.7
Netherlands	7.4
Sweden	4.9
Denmark	4.4
Spain	3.7
Italy	3.4
Finland	1.8
Australia	1.5
Belgium	1.4
Norway	1.0
Others (each less than 1.0%)	4.2
Short-Term Investments	3.4

9

JPMorgan BetaBuilders Europe ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.66 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $55.67.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

10

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Europe ETF
Net Asset Value	June 15, 2018	28.48%	13.28%	5.47%
Market Price		28.47	13.75	5.48

*	Not annualized.
LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on June 15, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Europe ETF and Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) from June 15, 2018 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Developed Europe Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Europe equity markets.
Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

11

JPMorgan BetaBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	24.43%
Market Price **	24.46%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return)	23.95%
Net Assets as of 4/30/2023	$3,540,096,128
Fund Ticker	BBIN
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index, which consists of equity securities from developed countries or regions outside the U.S. and Canada. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the consumer discretionary and industrials sectors were leading contributors to absolute performance, while their exposures to the real estate sector were the smallest contributors and no sectors detracted from absolute performance.
By country, the Fund’s and the Underlying Index’s exposures to France and Germany were leading contributors to absolute performance, while their exposures to Israel and Norway detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest sector allocations were to the financials and industrials sectors, while their smallest allocations were to the real estate and utilities sectors. The Fund’s and the Underlying Index’s largest country allocations were to Japan and the U.K. and their smallest allocations were to New Zealand and
Portugal.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered)	2.1%
2.	Novo Nordisk A/S, Class B (Denmark)	1.6
3.	ASML Holding NV (Netherlands)	1.5
4.	LVMH Moet Hennessy Louis Vuitton SE (France)	1.5
5.	Novartis AG (Registered) (Switzerland)	1.5
6.	AstraZeneca plc (United Kingdom)	1.4
7.	Roche Holding AG	1.3
8.	Shell plc (Netherlands)	1.3
9.	Toyota Motor Corp. (Japan)	1.0
10.	BHP Group Ltd. (Australia)	0.9

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Japan	22.3%
United Kingdom	11.7
France	10.0
Germany	7.7
Australia	7.4
United States	7.1
Switzerland	5.7
Netherlands	4.9
Sweden	3.2
Denmark	2.9
Spain	2.5
Hong Kong	2.4
Italy	2.2
Singapore	1.3
Finland	1.2
Belgium	1.0
Others (each less than 1.0%)	3.9
Short-Term Investments	2.6

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

12

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $55.31 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $55.36.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

13

JPMorgan BetaBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders International Equity ETF
Net Asset Value	December 3, 2019	24.43%	9.64%	5.58%
Market Price		24.46	10.06	5.60

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/3/19 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on December 3, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders International Equity ETF and Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) from December 3, 2019 to April 30, 2023. The performance of the Fund reflects the deduction of Fund  expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (net total return) is a rules-based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Developed Markets ex-North America equity markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some foreign markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14

JPMorgan BetaBuilders Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.68%
Market Price **	18.21%
Morningstar® Japan Target Market Exposure IndexSM (net total return)	17.08%
Net Assets as of 4/30/2023	$7,449,793,313
Fund Ticker	BBJP
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders Japan ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index, which consists stocks traded primarily on the Tokyo Stock Exchange or the Nagoya Stock Exchange. Using a "passive" investment approach, the Fund attempts to replicate the constituent securities of the Underlying Index as closely as possible, before considering fees and expenses, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations and in the timing of foreign exchange rate calculations, as well as operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the energy and real estate sectors were the smallest contributors and no sectors detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and consumer discretionary sectors and their smallest allocations were to the energy and utilities sectors.

TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Toyota Motor Corp. (Japan)	4.6%
2.	Sony Group Corp. (Japan)	3.1
3.	Keyence Corp. (Japan)	2.4
4.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.0
5.	Daiichi Sankyo Co. Ltd. (Japan)	1.8
6.	Shin-Etsu Chemical Co. Ltd. (Japan)	1.5
7.	Sumitomo Mitsui Financial Group, Inc. (Japan)	1.5
8.	Mitsubishi Corp. (Japan)	1.5
9.	Tokyo Electron Ltd. (Japan)	1.4
10.	Daikin Industries Ltd. (Japan)	1.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Industrials	23.4%
Consumer Discretionary	18.6
Information Technology	12.7
Financials	11.0
Health Care	9.4
Communication Services	7.1
Consumer Staples	7.1
Materials	5.0
Real Estate	3.6
Others (each less than 1.0%)	1.6
Short-Term Investments	0.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $48.34 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

15

JPMorgan BetaBuilders Japan ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $48.60.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

16

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders Japan ETF
Net Asset Value	June 15, 2018	17.68%	5.28%	1.22%
Market Price		18.21	5.74	1.33

*	Not annualized.
LIFE OF FUND PERFORMANCE (6/15/18 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on June 15, 2018.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders Japan ETF and Morningstar® Japan Target Market Exposure IndexSM (net total return) from June 15, 2018 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® Japan Target Market Exposure IndexSM (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® Japan Target Market Exposure IndexSM (net total return) is a rule based, float-adjusted market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the Japan equity markets.  Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

17

JPMorgan BetaBuilders U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	8.36%
Market Price **	8.22%
Morningstar® US Target Market Exposure IndexSM	8.37%
Net Assets as of 4/30/2023	$1,528,239,230
Fund Ticker	BBUS
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index is a free float adjusted, market capitalization weighted index consisting of equity securities traded primarily in the U.S. It targets 85% of those stocks by market capitalization and primarily includes large- and mid-cap companies. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund had a positive absolute return and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the information technology and communication services sectors were leading contributors to absolute performance, while their exposures to the energy and financials sectors detracted from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and health care sectors, while their smallest allocations were to the materials and real estate sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	6.9%
2.	Microsoft Corp.	6.3
3.	Amazon.com, Inc.	2.6
4.	NVIDIA Corp.	1.9
5.	Alphabet, Inc., Class A	1.8
6.	Berkshire Hathaway, Inc., Class B	1.6
7.	Alphabet, Inc., Class C	1.5
8.	Meta Platforms, Inc., Class A	1.5
9.	Exxon Mobil Corp.	1.3
10.	UnitedHealth Group, Inc.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	25.9%
Health Care	14.2
Financials	13.1
Consumer Discretionary	9.9
Industrials	8.6
Communication Services	8.1
Consumer Staples	7.1
Energy	4.7
Utilities	2.9
Real Estate	2.5
Materials	2.5
Short-Term Investments	0.5

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $74.55 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

18

day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $74.50.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

19

JPMorgan BetaBuilders U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Equity ETF
Net Asset Value	March 12, 2019	8.36%	1.90%	11.73%
Market Price		8.22	1.83	11.71

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/12/19 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on March 12, 2019.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Equity ETF and the Morningstar® US Target Market Exposure IndexSM from March 12, 2019 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Target Market Exposure IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. Morningstar® US Target Market Exposure IndexSM is a free float-adjusted market capitalization-weighted index which consists of stocks traded primarily on the U.S. stock exchanges. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	1.61%
Market Price **	1.78%
Morningstar® US Mid Cap Target Market Exposure Extended IndexSM	1.56%
Net Assets as of 4/30/2023	$1,587,844,608
Fund Ticker	BBMC
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index consists of mid-cap equity securities traded in the U.S. It targets those securities that fall between the 85th and 95th percentiles in market capitalization of the free float adjusted investable universe. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index, and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund had a positive absolute return for the six months ended April 30, 2023 and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the industrials and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the financials and energy sectors were leading detractors from absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the industrials and financials sectors, while their smallest allocations were to the utilities and communication services sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Fair Isaac Corp.	0.6%
2.	Liberty Media Corp.-Liberty Formula One, Class C	0.5
3.	Reliance Steel & Aluminum Co.	0.5
4.	Axon Enterprise, Inc.	0.5
5.	Builders FirstSource, Inc.	0.4
6.	Ares Management Corp.	0.4
7.	Gaming and Leisure Properties, Inc.	0.4
8.	Graco, Inc.	0.4
9.	Deckers Outdoor Corp.	0.4
10.	First Citizens BancShares, Inc., Class A	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Industrials	18.6%
Consumer Discretionary	12.9
Financials	12.9
Health Care	10.9
Information Technology	10.3
Real Estate	7.3
Materials	5.4
Energy	3.8
Consumer Staples	3.4
Communication Services	2.7
Utilities	2.5
Short-Term Investments	9.3

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $74.63 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market

21

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $74.62.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Net Asset Value	April 14, 2020	1.61%	(2.89)%	14.76%
Market Price		1.78	(2.82)	14.75

*	Not annualized.
LIFE OF FUND PERFORMANCE (4/14/20 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on April 14, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF and Morningstar® US Mid Cap Target Market Exposure Extended IndexSM from April 14, 2020 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Mid Cap Target Market Exposure
Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Mid Cap Target Market Exposure Extended IndexSM is a free float adjusted market capitalization weighted index that consists of mid cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

23

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(2.29)%
Market Price **	(1.84)%
Morningstar® US Small Cap Target Market Exposure Extended IndexSM	(2.28)%
Net Assets as of 4/30/2023	$695,988,969
Fund Ticker	BBSC
INVESTMENT OBJECTIVE***
The JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM (the "Underlying Index").
INVESTMENT APPROACH
The Underlying Index primarily consists of small-cap equity securities traded in the U.S. It targets those securities that fall between the 95th and 99th percentiles in market capitalization of the free float adjusted investable universe. Using a "passive" investment approach, the Fund attempts to closely correspond to the performance of the Underlying Index and invests in substantially all of the securities in the Underlying Index in approximately the same proportions as the Underlying Index.
HOW DID THE FUND PERFORM?
The Fund had a negative absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of operating expenses, fees and tax management of the Fund’s portfolio.
The Fund’s and the Underlying Index’s exposures to the financials and energy sectors were leading detractors from absolute performance, while their exposures to the consumer discretionary and industrials sectors were leading contributors to absolute performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors and their smallest allocations were to the utilities and communication services sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Prometheus Biosciences, Inc.	0.5%
2.	ATI, Inc.	0.4
3.	Academy Sports & Outdoors, Inc.	0.4
4.	Super Micro Computer, Inc.	0.4
5.	Triton International Ltd. (Bermuda)	0.4
6.	Rambus, Inc.	0.3
7.	elf Beauty, Inc.	0.3
8.	Meritage Homes Corp.	0.3
9.	Taylor Morrison Home Corp.	0.3
10.	World Wrestling Entertainment, Inc., Class A	0.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	15.7%
Industrials	15.1
Health Care	14.6
Information Technology	11.4
Consumer Discretionary	11.0
Real Estate	4.9
Energy	4.8
Materials	4.2
Consumer Staples	4.1
Communication Services	2.5
Utilities	1.6
Short-Term Investments	10.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.03 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market

24

price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $52.99.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

25

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Net Asset Value	November 16, 2020	(2.29)%	(2.56)%	2.55%
Market Price		(1.84)	(2.53)	2.52

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/16/20 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 16, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan BetaBuilders U.S. Small Cap Equity ETF and Morningstar® US Small Cap Target Market Exposure Extended IndexSM from November 16, 2020 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Morningstar® US Small Cap Target
Market Exposure Extended IndexSM does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Morningstar® US Small Cap Target Market Exposure Extended IndexSM is a free float-adjusted market capitalization-weighted index that consists of small cap U.S. equity securities. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

26

JPMorgan Carbon Transition U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	8.01%
Market Price **	7.94%
JPMorgan Asset Management Carbon Transition U.S. Equity Index	8.09%
Russell 1000 Index	8.01%
Net Assets as of 4/30/2023	$22,458,558
Fund Ticker	JCTR
INVESTMENT OBJECTIVE***
The JPMorgan Carbon Transition U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which primarily tracks large- and mid-cap equity securities of companies located in the U.S. and is designed to capture the performance of companies that have been identified through the Underlying Index’s rules-based process as better positioned to benefit from a transition to a lower carbon economy while also providing broader U.S. market exposure. Companies are then evaluated based on the rules-based process to determine how they effectively manage emissions, resources and carbon-related risks and are ranked within each sector.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index performed in line with the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s exposures to the technology and consumer discretionary sectors were leading contributors to absolute performance, while their exposures to the energy and financials sectors were leading detractors from absolute performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s exposures within the information technology and consumer discretionary sectors were leading contributors to performance, while their exposures within the health care and industrials sectors were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the information technology and financials sectors, while their smallest allocations were to the materials and utilities sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Apple, Inc.	7.0%
2.	Microsoft Corp.	5.8
3.	Alphabet, Inc., Class A	2.9
4.	Amazon.com, Inc.	2.2
5.	NVIDIA Corp.	2.1
6.	Exxon Mobil Corp.	1.6
7.	UnitedHealth Group, Inc.	1.5
8.	Johnson & Johnson	1.4
9.	Tesla, Inc.	1.4
10.	Procter & Gamble Co. (The)	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Information Technology	26.6%
Financials	14.7
Health Care	14.6
Consumer Discretionary	10.4
Communication Services	7.9
Industrials	7.6
Consumer Staples	6.0
Energy	4.4
Real Estate	2.9
Utilities	2.5
Materials	2.3
Short-Term Investments	0.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

27

JPMorgan Carbon Transition U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.15 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $56.12.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Carbon Transition U.S. Equity ETF
Net Asset Value	December 9, 2020	8.01%	2.62%	6.99%
Market Price		7.94	2.66	6.97

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/9/20 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on December 9, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Carbon Transition U.S. Equity ETF, the JPMorgan Asset Management Carbon Transition U.S. Equity Index and the Russell 1000 Index from December 9, 2020 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The JPMorgan Asset Management Carbon Transition U.S. Equity Index is a rules-based, proprietary index built to achieve a meaningful reduction in carbon intensity without relying on exclusions or sector deviations. It is a proprietary index designed to reflect the performance of a subset of the U.S. large and midcap companies in developed markets that, based on the index rules, are determined to be best positioned to benefit from a transition to a low-carbon economy. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

29

JPMorgan Diversified Return Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	13.36%
Market Price **	13.35%
JP Morgan Diversified Factor Emerging Markets Equity Index (net total return)	13.51%
FTSE Emerging Index (net total return)	15.23%
Net Assets as of 4/30/2023	$281,698,753
Fund Ticker	JPEM
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return Emerging Markets Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities from emerging markets, diversified across regions, super-sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering differences in the net asset value calculations and foreign exchange pricing between the Underlying Index and the Fund and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Emerging Index, which is a more traditional market capitalization-weighted index.
From a super-sector perspective, the Fund’s and the Underlying Index’s positions in the industrials and consumer super-sectors were leading contributors to absolute performance, while their positions in the commodities and financials super-sectors were the smallest contributors to absolute performance and no super-sector detracted from absolute performance.
From a regional perspective, the Fund’s and the Underlying Index’s positions in China and in Asia-Pacific, excluding China, were leading contributors to absolute performance, while their positions in Latin America and Europe, Middle East and Africa were the smallest regional contributors to absolute performance and no region detracted from absolute performance.
Relative to the FTSE Emerging Index, the Fund’s and the Underlying Index’s underweight positions in China and their multi-factor security selections within China were leading detractors from performance, while their multi-factor security selections in Latin America and their underweight positions in Asia-Pacific, excluding China, were leading contributors to performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the defensives and the industrials super-sector, while their smallest allocations were to the commodities and consumer super-sectors. The Fund’s and the Underlying Index’s largest regional allocations were to Asia-Pacific, excluding China, and to Europe, Middle East and Africa. Their smallest allocations were to China and Latin America.

30

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.22 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $51.52.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

****
Amount rounds to less than 0.1%.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Infosys Ltd. (India)	1.4%
2.	Vale SA (Brazil)	1.3
3.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.2
4.	Hindustan Unilever Ltd. (India)	1.0
5.	Grupo Financiero Banorte SAB de CV, Class O (Mexico)	0.9
6.	Bank of China Ltd., Class H (China)	0.9
7.	America Movil SAB de CV (Mexico)	0.9
8.	Tata Consultancy Services Ltd. (India)	0.8
9.	Petroleo Brasileiro SA (Preference) (Brazil)	0.8
10.	Wal-Mart de Mexico SAB de CV (Mexico)	0.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
China	25.5%
Taiwan	11.9
India	10.2
Brazil	8.9
Turkey	8.0
Mexico	7.2
Saudi Arabia	4.7
South Africa	4.0
Indonesia	3.7
Thailand	3.2
United Arab Emirates	2.3
Malaysia	2.0
Kuwait	1.9
Qatar	1.7
Chile	1.4
Greece	1.2
Others (each less than 1.0%)	2.2
Short-Term Investments	0.0****

31

JPMorgan Diversified Return Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return Emerging Markets Equity ETF
Net Asset Value	January 7, 2015	13.36%	0.52%	1.00%	3.39%
Market Price		13.35	1.54	1.09	3.46

*	Not annualized.
LIFE OF FUND PERFORMANCE (1/7/15 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on January 7, 2015.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return Emerging Markets Equity ETF, the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and the FTSE Emerging Index (net total return) from January 7, 2015 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and the FTSE Emerging Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor Emerging Markets Equity Index (net total return). JP Morgan Diversified Factor Emerging Markets Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Emerging Index (net total return). The index is designed to reflect the performance of emerging market securities representing the following diversified set of factors: value, momentum and quality. The FTSE Emerging Index (net total return) provides investors with a comprehensive means of measuring the performance of the most liquid companies in the emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

32

JPMorgan Diversified Return International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	21.62%
Market Price **	21.62%
JP Morgan Diversified Factor International Equity Index (net total return)	21.34%
FTSE Developed ex North America Index (net total return)	23.47%
Net Assets as of 4/30/2023	$814,971,993
Fund Ticker	JPIN
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return International Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities in developed markets outside of North America, diversified across regions, sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering the effects of differences in the Fund’s net asset value calculations versus the Underlying Index’s valuation calculations, as well as differences due to specific trading limits, the Fund’s small cash allocation and fees and operating expenses incurred by the Fund. The Fund and the Underlying Index underperformed the FTSE Developed ex North America Index, which is a more traditional market capitalization-weighted index.
From a sector perspective, the Fund’s and the Underlying Index’s positions in the consumer staples and industrials sectors were leading contributors to absolute performance, while their positions in the energy and real estate sectors were the smallest contributors to absolute performance and no sectors detracted from absolute performance.
From a regional perspective, the Fund’s and Underlying Index’s positions in Japan and Europe, excluding the U.K., were leading contributors to absolute performance. Their positions in Asia-Pacific, excluding Japan, and the U.K. were the smallest contributors to absolute performance and no regions detracted from absolute performance.
Relative to the FTSE Developed ex North America Index, the Fund’s and the Underlying Index’s underweight positions in the real estate sector and their multi-factor security selections in the consumer discretionary sector were leading detractors from performance, while their overweight positions in the utilities sector and their multi-factor security selections in the telecommunications sector were leading contributors to  relative performance.
The Fund’s and the Underlying Index’s underweight position and multi-factor security selections in Europe, excluding the U.K., and their overweight positions in Asia Pacific, excluding Japan, were leading detractors from relative performance, while their multi-factor security selections in the U.K. and Japan were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer staples and industrials sectors, while their smallest allocations were to the energy and telecommunications sectors. By region, the Fund’s and the Underlying Index’s largest allocations were to Japan and Asia-Pacific, excluding Japan, and their smallest allocations were to Europe and the U.K.

33

JPMorgan Diversified Return International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.62 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $53.73.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	BAE Systems plc (United Kingdom)	0.4%
2.	Sembcorp Industries Ltd. (Singapore)	0.4
3.	Novo Nordisk A/S, Class B (Denmark)	0.4
4.	Centrica plc (United Kingdom)	0.4
5.	Iberdrola SA (Spain)	0.4
6.	AstraZeneca plc (United Kingdom)	0.4
7.	3i Group plc (United Kingdom)	0.4
8.	Wolters Kluwer NV (Netherlands)	0.4
9.	Kansai Electric Power Co., Inc. (The) (Japan)	0.4
10.	United Utilities Group plc (United Kingdom)	0.4

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Japan	29.9%
United Kingdom	15.7
Australia	10.4
South Korea	6.4
France	4.9
Singapore	3.3
Netherlands	3.1
Hong Kong	3.1
Spain	2.4
Germany	2.4
United States	2.4
Sweden	2.3
Italy	2.2
China	1.5
Switzerland	1.5
Finland	1.2
Norway	1.0
Others (each less than 1.0%)	4.5
Short-Term Investments	1.8

34

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return International Equity ETF
Net Asset Value	November 5, 2014	21.62%	3.06%	1.04%	3.62%
Market Price		21.62	3.50	1.04	3.64

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/5/14 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 5, 2014.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return International Equity ETF, the JP Morgan Diversified Factor International Equity Index (net total return) and the FTSE Developed ex North America Index (net total return) from November 5, 2014 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor International Equity Index (net total return) and the FTSE Developed ex North America Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor International Equity Index (net total return) and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor International Equity Index (net total return). JP Morgan Diversified Factor International Equity Index (net total return) is comprised of large- and mid-cap equity securities selected from the FTSE Developed ex North America Index (net total return). The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The FTSE Developed ex North America Index (net total return) is part of a range of indices designed to help investors benchmark their international investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world's investable market capitalization. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

35

JPMorgan Diversified Return U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	3.63%
Market Price **	3.47%
JP Morgan Diversified Factor US Equity Index	3.73%
Russell 1000 Index	8.01%
Net Assets as of 4/30/2023	$499,885,428
Fund Ticker	JPUS
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a rules-based proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index underperformed the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s positions in the technology and basic materials sectors were leading contributors to absolute performance, while their positions in the financials and energy sectors were leading detractors from absolute performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s underweight positions in the technology sector and their multi-factor security selections in the telecommunication sector were leading detractors from performance, while their multi-factor security selections in the consumer discretionary sector and their underweight positions in the financials sector were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the consumer staples and health care sectors, while their smallest allocations were to the energy and telecommunications sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	0.5%
2.	Mondelez International, Inc., Class A	0.5
3.	Apple, Inc.	0.5
4.	Hershey Co. (The)	0.5
5.	Kimberly-Clark Corp.	0.5
6.	Arista Networks, Inc.	0.5
7.	Southern Co. (The)	0.5
8.	NVIDIA Corp.	0.5
9.	HCA Healthcare, Inc.	0.5
10.	Republic Services, Inc.	0.5

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Consumer Staples	15.0%
Utilities	12.4
Health Care	12.2
Industrials	9.2
Technology	8.9
Real Estate	8.0
Consumer Discretionary	7.6
Financials	7.5
Basic Materials	6.9
Telecommunications	5.1
Energy	4.8
Short-Term Investments	2.4

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $96.13 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

36

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $96.09.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

37

JPMorgan Diversified Return U.S. Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Equity ETF
Net Asset Value	September 29, 2015	3.63%	(0.78)%	8.97%	10.97%
Market Price		3.47	(0.74)	8.95	10.96

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/29/15 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on September 29, 2015.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Equity ETF, the JP Morgan Diversified Factor US Equity Index, and the Russell 1000 Index from September 29, 2015 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Equity Index and Russell 1000 Index  does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Equity Index. JP Morgan Diversified Factor US Equity Index is comprised of U.S. large and mid-cap equity securities selected from the constituents of the Russell 1000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

38

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	3.83%
Market Price **	3.89%
JP Morgan Diversified Factor US Mid Cap Equity Index	3.95%
Russell Midcap Index	3.80%
Net Assets as of 4/30/2023	$343,670,280
Fund Ticker	JPME
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks mid-cap U.S. equity securities diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell Midcap Index, which is a more traditional market capitalization weighted index.
The Fund’s and the Underlying Index’s positions in the health care and industrials sectors were leading contributors to absolute performance. The Fund’s and the Underlying Index’s positions in the telecommunications and energy sectors were leading detractors from absolute performance.
Relative to the Russell Midcap Index, the Fund’s and the Underlying Index’s multi-factor security selections in the technology sector and their overweight positions in the financials sector were leading contributors to performance, while their multi-factor security selections in the telecommunications sector and their underweight positions in the consumer discretionary sector were leading detractors from performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the health care and industrials sectors and their smallest allocations were to the telecommunications and energy sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Hershey Co. (The)	0.5%
2.	Arista Networks, Inc.	0.5
3.	Manhattan Associates, Inc.	0.5
4.	Republic Services, Inc.	0.5
5.	Molson Coors Beverage Co., Class B	0.5
6.	Lamb Weston Holdings, Inc.	0.5
7.	Dick's Sporting Goods, Inc.	0.5
8.	Lennar Corp., Class A	0.5
9.	Motorola Solutions, Inc.	0.5
10.	Cable One, Inc.	0.4

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Health Care	13.0%
Utilities	11.4
Industrials	11.2
Consumer Staples	10.0
Technology	9.9
Real Estate	9.2
Financials	8.7
Consumer Discretionary	8.4
Basic Materials	8.3
Energy	5.5
Telecommunications	3.8
Short-Term Investments	0.6

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $85.92 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

39

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $85.92.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

40

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Net Asset Value	May 11, 2016	3.83%	(0.60)%	8.22%	9.80%
Market Price		3.89	(0.54)	8.22	9.80

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/11/16 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on May 11, 2016.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Mid Cap Equity ETF, JP Morgan Diversified Factor US Mid Cap Equity Index and the Russell Midcap Index from May 11, 2016 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Mid Cap Equity Index and Russell Midcap Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Mid Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Mid Cap Equity Index. The JP Morgan Diversified Factor US Mid Cap Equity Index is comprised of U.S. mid-cap equity securities selected from the Russell Midcap Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell Midcap Index is a market capitalization-weighted index which measures the performance of the 800 smallest companies in the Russell 1000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale  of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

41

JPMorgan Diversified Return U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(1.28)%
Market Price **	(1.58)%
JP Morgan Diversified Factor US Small Cap Equity Index	(1.18)%
Russell 2000 Index	(3.45)%
Net Assets as of 4/30/2023	$379,870,736
Fund Ticker	JPSE
INVESTMENT OBJECTIVE***
The JPMorgan Diversified Return U.S. Small Cap Equity ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks small-cap equity securities of U.S. companies, diversified across sectors and individual securities. The Underlying Index uses a proprietary multi-factor selection process that utilizes the following characteristics: value, momentum and quality. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund posted a negative absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 2000 Index, which is a more traditional market capitalization-weighted index.
The Fund’s and the Underlying Index’s positions in the financials and telecommunications sectors were leading detractors from absolute performance, while their positions in the industrials and technology sectors were leading contributors to absolute performance.
Relative to the Russell 2000 Index, the Fund’s and the Underlying Index’s multi-factor security selections and underweight positions in the financials sector and their multi-factor security selections in the industrials sector were leading contributors to performance, while their underweight positions in the consumer discretionary and telecommunications sectors were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the financials and industrials sectors, while their smallest allocations were to the telecommunications and utilities sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Triton International Ltd. (Bermuda)	0.4%
2.	Taylor Morrison Home Corp.	0.4
3.	Merit Medical Systems, Inc.	0.4
4.	Casella Waste Systems, Inc., Class A	0.4
5.	Arcosa, Inc.	0.3
6.	Lancaster Colony Corp.	0.3
7.	Cogent Communications Holdings, Inc.	0.3
8.	TreeHouse Foods, Inc.	0.3
9.	Lantheus Holdings, Inc.	0.3
10.	Badger Meter, Inc.	0.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Financials	10.6%
Industrials	10.4
Health Care	10.4
Technology	9.9
Real Estate	9.7
Consumer Staples	9.4
Basic Materials	9.1
Consumer Discretionary	7.9
Utilities	6.1
Energy	5.9
Telecommunications	4.7
Short-Term Investments	5.9

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $38.96 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

42

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $38.92.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

43

JPMorgan Diversified Return U.S. Small Cap Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Net Asset Value	November 15, 2016	(1.28)%	(2.26)%	7.29%	8.44%
Market Price		(1.58)	(2.24)	7.26	8.42

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/15/16 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 15, 2016.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Diversified Return U.S. Small Cap Equity ETF, the JP Morgan Diversified Factor US Small Cap Equity Index and the Russell 2000 Index from November 15, 2016 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan Diversified Factor US Small Cap Equity Index and Russell 2000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan Diversified Factor US Small Cap Equity Index and developed the proprietary factors on which the index is based. FTSE Russell, the benchmark administrator, administers, calculates and governs the JP Morgan Diversified Factor US Small Cap Equity Index. The JP Morgan Diversified Factor US Small Cap Equity Index is comprised of U.S. small cap equity securities selected from the Russell 2000 Index. The index is designed to reflect the performance of stocks representing the following diversified set of factors: value, momentum and quality. The Russell 2000 Index is an unmanaged index, measuring performance of the 2000 smallest stocks (on the basis of capitalization) in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

44

JPMorgan U.S. Momentum Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	4.20%
Market Price **	4.04%
JP Morgan US Momentum Factor Index	4.26%
Russell 1000 Growth Index	11.51%
Russell 1000 Index	8.01%
Net Assets as of 4/30/2023	$239,117,346
Fund Ticker	JMOM
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Momentum Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. securities selected to represent positive momentum factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a momentum factor to identify companies that have higher risk-adjusted returns relative to those of their sector peers over a twelve month period. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023 and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index underperformed both the Russell 1000 Growth Index and the Russell 1000 Index, which are more traditional market capitalization-weighted indexes.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and consumer discretionary sectors were leading contributors to performance, while their positions in the financials and energy sector were leading detractors from performance.
Relative to the Russell 1000 Growth Index, the Fund’s and the Underlying Index’s security selections and underweight positions in the technology sector and their overweight positions in the energy sector were leading detractors from performance, while their security selections and underweight positions in the consumer discretionary sector were leading contributors to relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and Underlying Index’s largest allocations were to the technology and consumer discretionary sectors and their smallest allocations were to the basic materials and telecommunications sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	NVIDIA Corp.	2.3%
2.	Microsoft Corp.	2.3
3.	Apple, Inc.	2.1
4.	Eli Lilly & Co.	1.8
5.	Home Depot, Inc. (The)	1.6
6.	Berkshire Hathaway, Inc., Class B	1.6
7.	UnitedHealth Group, Inc.	1.6
8.	AbbVie, Inc.	1.4
9.	Broadcom, Inc.	1.4
10.	Costco Wholesale Corp.	1.3

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Technology	26.4%
Consumer Discretionary	14.8
Health Care	13.8
Industrials	12.7
Financials	10.6
Consumer Staples	5.9
Energy	4.8
Utilities	3.2
Real Estate	3.1
Telecommunications	2.5
Basic Materials	1.8
Short-Term Investments	0.4

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $39.52 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market

45

JPMorgan U.S. Momentum Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $39.49.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

46

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Momentum Factor ETF
Net Asset Value	November 8, 2017	4.20%	0.72%	9.94%	9.96%
Market Price		4.04	0.77	9.90	9.94

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Momentum Factor ETF, the JP Morgan US Momentum Factor Index, the Russell 1000 Growth Index and the Russell 1000 Index from November 8, 2017 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Momentum Factor Index, Russell 1000 Growth Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Momentum Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Momentum Factor Index. The JP Morgan US
Momentum Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a subset of U.S. securities selected utilizing a momentum factor to identify companies that have had better recent performance compared to other securities without undue concentration in individual securities. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

47

JPMorgan U.S. Quality Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	10.38%
Market Price **	10.38%
JP Morgan US Quality Factor Index	10.45%
Russell 1000 Index	8.01%
Net Assets as of 4/30/2023	$1,201,066,036
Fund Ticker	JQUA
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Quality Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. equity securities selected to represent quality factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a quality factor to identify higher quality companies relative to their sector peers as measured by profitability, earnings quality and solvency/financial risk. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund provided a positive absolute performance for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. Both the Fund and the Underlying Index outperformed the Russell 1000 Index, which is a more traditional market capitalization-weighted index.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and consumer discretionary sectors were leading contributors to performance, while their positions in the energy sector were the sole sector detractors from performance.
Relative to the Russell 1000 Index, the Fund’s and the Underlying Index’s security selections in the consumer discretionary and financials sectors were leading contributors to performance. The Fund’s and the Underlying Index’s security selections in the industrials and telecommunications sectors were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors, while their smallest allocations were to the basic materials and telecommunications sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Meta Platforms, Inc., Class A	2.4%
2.	Microsoft Corp.	2.3
3.	NVIDIA Corp.	2.2
4.	Alphabet, Inc., Class A	2.2
5.	Apple, Inc.	2.1
6.	Visa, Inc., Class A	1.9
7.	Berkshire Hathaway, Inc., Class B	1.9
8.	Procter & Gamble Co. (The)	1.7
9.	Exxon Mobil Corp.	1.7
10.	Mastercard, Inc., Class A	1.7

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Technology	26.1%
Consumer Discretionary	13.7
Health Care	13.4
Industrials	12.8
Financials	10.4
Consumer Staples	5.7
Energy	4.7
Real Estate	2.9
Utilities	2.9
Telecommunications	2.3
Basic Materials	2.0
Short-Term Investments	3.1

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $41.78 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last

48

day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $41.80.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

49

JPMorgan U.S. Quality Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Quality Factor ETF
Net Asset Value	November 8, 2017	10.38%	6.39%	12.14%	11.69%
Market Price		10.38	6.42	12.14	11.70

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Quality Factor ETF, the JP Morgan US Quality Factor Index and the Russell 1000 Index from November 8, 2017 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Quality Factor Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Quality Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Quality Factor Index. The JP Morgan US Quality Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a quality factor to identifying higher quality companies as measured by profitability, solvency, and earnings quality without undue concentration in individual securities. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

50

JPMorgan U.S. Value Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	4.78%
Market Price **	4.78%
JP Morgan US Value Factor Index	4.85%
Russell 1000 Value Index	4.54%
Russell 1000 Index	8.01%
Net Assets as of 4/30/2023	$561,362,200
Fund Ticker	JVAL
INVESTMENT OBJECTIVE***
The JPMorgan U.S. Value Factor ETF (the “Fund”) seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index (the “Underlying Index”).
INVESTMENT APPROACH
The Fund is passively managed to the Underlying Index, which tracks large- and mid-cap U.S. equity securities selected to represent value factor characteristics. The Underlying Index uses a proprietary selection process that utilizes a relative valuation factor to identify companies with attractive prices relative to their sector peers based on fundamental characteristics of book yield, earnings yield, dividend yield and cash flow yield. The Underlying Index’s methodology includes quarterly rebalancing.
HOW DID THE FUND PERFORM?
The Fund delivered a positive absolute return for the six months ended April 30, 2023, and performed in line with the Underlying Index, before considering operating expenses, fees and tax management of the Fund’s portfolio. The Fund and the Underlying Index outperformed the Russell 1000 Value Index and underperformed the Russell 1000 Index, which are more traditional market capitalization-weighted indexes.
On an absolute basis, the Fund’s and the Underlying Index’s positions in the technology and consumer discretionary sectors were leading contributors to performance, while their positions in the financials and health care sectors were leading detractors from performance.
Relative to the Russell 1000 Value Index, the Fund’s and the Underlying Index’s overweight positions in the technology sector and their underweight positions in the financials sector were leading contributors to performance. The Fund’s and the Underlying Index’s security selection in the technology and health care sectors was a leading detractor from relative performance.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s and the Underlying Index’s largest allocations were to the technology and consumer discretionary sectors, while their smallest allocations were to the basic materials and telecommunication sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Meta Platforms, Inc., Class A	2.3%
2.	Microsoft Corp.	2.2
3.	Apple, Inc.	2.1
4.	Alphabet, Inc., Class A	2.1
5.	UnitedHealth Group, Inc.	1.9
6.	Johnson & Johnson	1.7
7.	Merck & Co., Inc.	1.5
8.	Broadcom, Inc.	1.4
9.	Pfizer, Inc.	1.1
10.	Texas Instruments, Inc.	0.9

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Technology	27.8%
Health Care	14.1
Consumer Discretionary	13.7
Industrials	13.1
Financials	9.6
Consumer Staples	5.8
Energy	4.8
Utilities	3.1
Real Estate	2.9
Telecommunications	2.4
Basic Materials	2.0
Short-Term Investments	0.7

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects

51

JPMorgan U.S. Value Factor ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $34.02 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $34.00.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

52

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan U.S. Value Factor ETF
Net Asset Value	November 8, 2017	4.78%	0.14%	8.81%	8.46%
Market Price		4.78	0.14	8.78	8.45

*	Not annualized.
LIFE OF FUND PERFORMANCE (11/8/17 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on November 8, 2017.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Value Factor ETF, the JP Morgan US Value Factor Index, the Russell 1000 Value Index and the Russell 1000 Index from November 8, 2017 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the JP Morgan US Value Factor Index, Russell 1000 Value Index and Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The Fund’s adviser is a sponsor of the JP Morgan US Value Factor Index and developed the proprietary factors on which the index is based. FTSE International Limited, the benchmark administrator, administers, calculates and governs the JP Morgan US Value Factor Index. The JP Morgan US Value Factor Index contains U.S. large- and mid-cap equity securities selected from the Russell 1000 Index, using a rules-based risk allocation and factor selection process. It is designed to reflect a sub-set of U.S. securities selected utilizing a value factor to identify companies with attractive valuations without undue concentration in individual securities.  The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a market capitalization-weighted index, which measures the performance of the 1,000 largest companies in the Russell 3000 Index. Investors cannot invest directly in an index.
For periods presented prior to November 1, 2019, the date on which a unitary fee structure was adopted, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

53

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 0.4%
CAE, Inc. *	1,072,531	24,136,598
Automobile Components — 0.8%
Magna International, Inc.	896,931	46,764,738
Banks — 23.7%
Bank of Montreal (a)	2,394,590	215,855,096
Bank of Nova Scotia (The)	4,019,907	200,661,557
Canadian Imperial Bank of Commerce	3,057,137	128,165,761
National Bank of Canada	1,138,001	84,859,756
Royal Bank of Canada (a)	4,675,414	464,176,801
Toronto-Dominion Bank (The)	6,146,876	372,346,838
		1,466,065,809
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A (a)	181,962	23,853,763
Dollarama, Inc.	960,011	59,463,500
		83,317,263
Capital Markets — 3.1%
Brookfield Corp.	4,819,176	156,364,894
IGM Financial, Inc. (a)	272,655	8,367,712
Onex Corp.	229,045	10,547,380
TMX Group Ltd.	188,076	19,048,447
		194,328,433
Chemicals — 2.0%
Nutrien Ltd. (a)	1,755,264	121,767,918
Commercial Services & Supplies — 2.9%
GFL Environmental, Inc.	590,553	21,449,691
Ritchie Bros Auctioneers, Inc. (a)	612,085	35,021,463
Waste Connections, Inc.	867,874	120,721,507
		177,192,661
Construction & Engineering — 0.9%
WSP Global, Inc.	419,945	55,423,379
Consumer Staples Distribution & Retail — 4.3%
Alimentation Couche-Tard, Inc.	2,590,780	129,304,752
Empire Co. Ltd., Class A	538,954	14,471,821
George Weston Ltd.	218,450	29,331,973
Loblaw Cos. Ltd.	513,940	48,338,469
Metro, Inc.	793,885	45,247,666
		266,694,681
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	490,634	23,071,404
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 1.3%
BCE, Inc.	1,015,430	48,805,994
TELUS Corp.	1,588,505	33,673,000
		82,478,994
Electric Utilities — 2.3%
Emera, Inc. (a)	910,876	38,758,535
Fortis, Inc. (a)	1,620,709	71,163,582
Hydro One Ltd. (b)	1,070,730	31,358,871
		141,280,988
Financial Services — 0.1%
Nuvei Corp. * (b)	216,568	8,794,753
Food Products — 0.4%
Saputo, Inc.	822,024	21,283,981
Gas Utilities — 0.3%
AltaGas Ltd.	949,932	16,616,886
Ground Transportation — 8.4%
Canadian National Railway Co.	2,048,899	244,231,604
Canadian Pacific Kansas City Ltd.	3,138,528	247,403,617
TFI International, Inc.	262,662	28,308,599
		519,943,820
Health Care Equipment & Supplies — 0.0% ^
Bausch + Lomb Corp. *	129,909	2,267,666
Hotels, Restaurants & Leisure — 1.2%
Restaurant Brands International, Inc.	1,032,218	72,362,303
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	430,045	14,369,220
Insurance — 7.5%
Fairfax Financial Holdings Ltd.	76,587	53,520,738
Great-West Lifeco, Inc.	911,931	25,927,285
iA Financial Corp., Inc.	351,588	23,591,442
Intact Financial Corp.	591,370	89,452,979
Manulife Financial Corp.	6,270,096	123,796,042
Power Corp. of Canada	1,900,593	50,907,864
Sun Life Financial, Inc. (a)	1,978,478	97,051,074
		464,247,424
IT Services — 4.3%
CGI, Inc. *	714,381	72,505,836
Shopify, Inc., Class A *	4,034,655	195,471,642
		267,977,478
Media — 0.2%
Quebecor, Inc., Class B	519,483	13,408,363
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 8.9%
Agnico Eagle Mines Ltd.	1,660,402	94,193,821
Barrick Gold Corp.	5,943,964	113,013,627
First Quantum Minerals Ltd.	1,892,749	45,989,812
Franco-Nevada Corp.	646,738	98,133,666
Ivanhoe Mines Ltd., Class A * (a)	1,929,683	16,735,266
Kinross Gold Corp.	4,123,039	20,784,852
Lundin Mining Corp.	2,262,642	17,284,825
Teck Resources Ltd., Class B	1,519,450	70,777,200
Wheaton Precious Metals Corp.	1,525,062	75,248,474
		552,161,543
Multi-Utilities — 0.5%
Algonquin Power & Utilities Corp. (a)	2,308,800	19,631,233
Canadian Utilities Ltd., Class A (a)	407,662	11,785,895
		31,417,128
Oil, Gas & Consumable Fuels — 17.6%
ARC Resources Ltd. (a)	2,093,104	26,000,620
Cameco Corp.	1,460,124	40,144,384
Canadian Natural Resources Ltd.	3,736,389	227,682,973
Cenovus Energy, Inc.	4,661,747	78,243,442
Enbridge, Inc. (a)	6,832,667	271,672,710
Imperial Oil Ltd.	591,333	30,141,681
Keyera Corp. (a)	773,235	18,194,436
Pembina Pipeline Corp.	1,861,147	61,266,676
Suncor Energy, Inc. (a)	4,553,454	142,567,457
TC Energy Corp.	3,434,614	142,748,728
Tourmaline Oil Corp.	1,074,259	48,263,753
		1,086,926,860
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	200,197	14,480,796
Passenger Airlines — 0.3%
Air Canada *	1,136,754	15,907,928
Professional Services — 1.1%
Thomson Reuters Corp. * (a)	534,031	70,223,983
Real Estate Management & Development — 0.3%
FirstService Corp.	131,259	19,744,314
Residential REITs — 0.2%
Canadian Apartment Properties (a)	280,095	10,260,261
Retail REITs — 0.1%
RioCan (a)	495,794	7,677,424
INVESTMENTS	SHARES	VALUE($)

Software — 2.7%
Constellation Software, Inc.	66,503	130,164,952
Open Text Corp.	912,627	34,562,418
		164,727,370
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	605,892	19,730,564
Trading Companies & Distributors — 0.2%
Finning International, Inc.	509,384	13,200,334
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	1,182,550	58,427,056
Total Common Stocks (Cost $5,256,236,889)		6,148,680,321
Short-Term Investments — 7.2%
Investment of Cash Collateral from Securities Loaned — 7.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (c) (d)	207,568,050	207,588,807
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (c) (d)	237,636,480	237,636,480
Total Investment of Cash Collateral from Securities Loaned (Cost $445,246,044)		445,225,287
Total Investments — 106.7% (Cost $5,701,482,933)		6,593,905,608
Liabilities in Excess of Other Assets — (6.7)%		(412,986,531)
NET ASSETS — 100.0%		6,180,919,077

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $426,409,614.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	167	06/15/2023	CAD	30,783,172	1,256,334

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 57.7%
Ampol Ltd.	570,057	11,374,192
ANZ Group Holdings Ltd.	7,184,554	116,664,565
APA Group	2,822,503	19,270,459
Aristocrat Leisure Ltd.	1,572,616	39,780,066
ASX Ltd.	463,112	21,076,010
Atlas Arteria Ltd.	2,915,335	12,675,379
Aurizon Holdings Ltd.	4,403,271	10,011,497
Bendigo & Adelaide Bank Ltd.	1,358,932	7,823,707
BHP Group Ltd.	12,118,287	359,640,459
BlueScope Steel Ltd.	1,109,944	14,753,064
Brambles Ltd.	3,322,157	31,470,227
Challenger Ltd.	1,406,999	5,661,804
Cochlear Ltd.	157,362	25,802,276
Coles Group Ltd.	3,201,657	38,676,583
Commonwealth Bank of Australia	4,038,967	267,283,084
Computershare Ltd.	1,372,008	20,423,457
Dexus, REIT	2,572,930	13,335,462
Domino's Pizza Enterprises Ltd.	155,576	5,236,618
Endeavour Group Ltd.	3,256,085	14,675,835
Fortescue Metals Group Ltd.	4,050,968	56,679,647
Goodman Group, REIT	4,093,540	52,772,421
GPT Group (The), REIT	4,582,379	13,474,600
Harvey Norman Holdings Ltd.	1,549,941	3,722,351
IDP Education Ltd.	499,370	9,381,552
IGO Ltd.	1,612,245	14,846,980
Incitec Pivot Ltd.	4,646,126	9,899,112
Insurance Australia Group Ltd.	5,860,590	19,416,655
LendLease Corp. Ltd.	1,648,676	8,187,966
Lottery Corp. Ltd. (The)	5,324,418	17,852,695
Macquarie Group Ltd.	869,045	106,016,388
Medibank Pvt Ltd.	6,588,033	15,590,979
Mineral Resources Ltd.	408,205	20,137,016
Mirvac Group, REIT	9,439,153	15,153,873
National Australia Bank Ltd.	7,513,874	144,650,790
Newcrest Mining Ltd.	2,137,900	40,822,924
Northern Star Resources Ltd.	2,750,860	24,537,160
Orica Ltd.	1,086,379	11,726,181
Origin Energy Ltd.	4,121,099	22,849,506
Pilbara Minerals Ltd.	6,239,328	17,758,443
Qantas Airways Ltd. *	2,129,649	9,391,640
QBE Insurance Group Ltd.	3,551,666	36,318,619
Ramsay Health Care Ltd.	443,495	19,070,844
REA Group Ltd.	123,258	11,592,226
Reece Ltd. (a)	509,950	6,212,014
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Rio Tinto Ltd.	888,010	66,604,899
Santos Ltd.	7,925,963	37,546,054
Scentre Group, REIT	12,416,249	23,827,966
SEEK Ltd.	848,549	13,845,183
Seven Group Holdings Ltd.	373,662	5,902,197
Sonic Healthcare Ltd.	1,150,580	27,122,568
South32 Ltd.	10,937,183	30,916,709
Stockland, REIT	5,710,512	16,928,118
Suncorp Group Ltd.	3,023,880	25,176,918
Telstra Group Ltd.	9,674,040	28,066,493
TPG Telecom Ltd.	1,023,006	3,651,631
Transurban Group	7,356,028	73,363,867
Treasury Wine Estates Ltd.	1,726,781	15,995,347
Vicinity Ltd., REIT	9,256,329	12,940,072
Washington H Soul Pattinson & Co. Ltd.	587,177	12,291,648
Wesfarmers Ltd.	2,713,946	93,884,671
Westpac Banking Corp.	8,394,297	125,655,756
WiseTech Global Ltd.	416,911	19,096,908
Woodside Energy Group Ltd.	4,542,125	103,062,324
Woolworths Group Ltd.	2,910,016	75,069,219
Worley Ltd.	891,783	8,960,165
		2,563,606,039
China — 2.3%
Budweiser Brewing Co. APAC Ltd. (b)	4,118,500	11,899,214
ESR Group Ltd. (b)	5,808,600	9,079,687
Wharf Holdings Ltd. (The)	2,925,000	6,684,948
Wilmar International Ltd.	7,466,700	22,054,524
Wuxi Biologics Cayman, Inc. * (b)	8,496,500	50,663,264
		100,381,637
Hong Kong — 19.0%
AIA Group Ltd.	27,960,000	304,402,637
CK Asset Holdings Ltd.	4,642,500	27,451,692
CK Infrastructure Holdings Ltd.	1,447,000	8,238,332
CLP Holdings Ltd.	3,988,500	29,697,283
DFI Retail Group Holdings Ltd.	712,000	2,142,887
Hang Lung Properties Ltd.	4,412,000	8,064,814
Hang Seng Bank Ltd.	1,738,000	25,762,119
Henderson Land Development Co. Ltd.	3,127,700	11,136,882
HK Electric Investments & HK Electric Investments Ltd. (b)	5,495,500	3,465,574
HKT Trust & HKT Ltd.	8,704,000	11,439,430
Hong Kong & China Gas Co. Ltd.	25,888,789	22,987,466
Hong Kong Exchanges & Clearing Ltd.	2,850,900	118,360,529
Jardine Matheson Holdings Ltd.	581,500	28,110,745
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Link, REIT	6,049,800	39,571,085
MTR Corp. Ltd.	3,709,000	18,532,111
New World Development Co. Ltd.	3,311,250	8,830,698
Power Assets Holdings Ltd.	3,263,000	18,645,761
Sino Land Co. Ltd.	8,098,000	10,912,636
Sun Hung Kai Properties Ltd.	3,604,500	50,186,512
Swire Pacific Ltd., Class A	1,056,000	8,382,665
Swire Pacific Ltd., Class B	2,037,500	2,586,837
Swire Properties Ltd.	2,519,000	6,770,405
Techtronic Industries Co. Ltd.	4,389,000	47,482,350
WH Group Ltd. (b)	18,722,191	10,423,370
Wharf Real Estate Investment Co. Ltd.	3,704,000	21,359,923
		844,944,743
Macau — 1.2%
Galaxy Entertainment Group Ltd. *	4,808,000	34,219,959
Sands China Ltd. *	5,808,179	20,801,528
		55,021,487
New Zealand — 1.8%
Auckland International Airport Ltd. *	2,889,051	15,818,587
Contact Energy Ltd.	1,873,682	9,087,437
Fisher & Paykel Healthcare Corp. Ltd.	1,385,555	23,766,306
Mercury NZ Ltd.	1,558,315	6,120,941
Meridian Energy Ltd.	2,902,054	9,828,359
Spark New Zealand Ltd.	4,480,919	14,518,866
		79,140,496
Singapore — 10.5%
CapitaLand Ascendas, REIT	8,039,428	17,300,246
CapitaLand Ascott Trust, REIT	334,797	271,823
CapitaLand Integrated Commercial Trust, REIT	12,045,032	18,392,025
Capitaland Investment Ltd.	5,872,300	16,437,881
City Developments Ltd.	1,214,900	6,355,495
DBS Group Holdings Ltd.	4,379,700	108,222,228
Genting Singapore Ltd.	13,597,500	11,567,747
Great Eastern Holdings Ltd.	135,900	1,736,390
Jardine Cycle & Carriage Ltd.	236,300	6,018,264
Keppel Corp. Ltd.	3,331,300	15,468,511
Mapletree Pan Asia Commercial Trust, REIT	5,511,300	7,300,543
Olam Group Ltd.	2,571,600	3,103,931
Oversea-Chinese Banking Corp. Ltd.	9,686,300	91,641,034
Singapore Airlines Ltd.	3,123,400	13,737,612
Singapore Exchange Ltd.	1,968,500	14,166,560
Singapore Technologies Engineering Ltd.	3,722,700	10,134,401
INVESTMENTS	SHARES	VALUE($)

Singapore — continued
Singapore Telecommunications Ltd.	16,976,500	32,532,958
United Overseas Bank Ltd.	3,685,600	78,274,623
UOL Group Ltd.	1,111,300	5,797,513
Venture Corp. Ltd.	647,500	8,272,306
		466,732,091
United Kingdom — 1.0%
CK Hutchison Holdings Ltd.	6,413,500	42,877,010
United States — 5.7%
CSL Ltd.	1,153,540	230,289,005
James Hardie Industries plc, CHDI	1,062,751	23,715,410
		254,004,415
Total Common Stocks (Cost $4,492,483,279)		4,406,707,918
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (c) (d)(Cost $69,050)	69,050	69,050
Total Investments — 99.2% (Cost $4,492,552,329)		4,406,776,968
Other Assets Less Liabilities — 0.8%		35,418,827
NET ASSETS — 100.0%		4,442,195,795

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $66,231.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2023

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.9%
Metals & Mining	14.7
Insurance	9.1
Capital Markets	5.9
Biotechnology	5.2
Real Estate Management & Development	4.7
Oil, Gas & Consumable Fuels	3.7
Consumer Staples Distribution & Retail	3.0
Hotels, Restaurants & Leisure	3.0
Retail REITs	2.3
Transportation Infrastructure	2.3
Electric Utilities	2.2
Broadline Retail	2.2
Industrial Conglomerates	2.1
Diversified Telecommunication Services	2.1
Industrial REITs	1.6
Life Sciences Tools & Services	1.2
Health Care Equipment & Supplies	1.1
Machinery	1.1
Health Care Providers & Services	1.1
Diversified REITs	1.0
Gas Utilities	1.0
Others (each less than 1.0%)	7.5
Short-Term Investments	0.0 (a)

(a)	Amount rounds to less than 0.1%.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	549	05/30/2023	SGD	12,423,318	(78,604)
SPI 200 Index	183	06/15/2023	AUD	22,314,063	895,656
					817,052

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 1.6%
Flutter Entertainment plc *	137,741	27,523,074
Glencore plc	10,883,022	64,238,488
Rio Tinto plc	953,700	60,628,995
		152,390,557
Austria — 0.4%
ANDRITZ AG	64,508	4,189,523
BAWAG Group AG (a)	74,162	3,617,178
Erste Group Bank AG	320,681	11,659,711
EVN AG *	33,957	818,377
Mondi plc	436,482	6,955,484
OMV AG	129,447	6,125,782
Raiffeisen Bank International AG *	121,235	1,862,375
Strabag SE	10,145	442,407
Telekom Austria AG *	125,111	976,047
Verbund AG	29,076	2,589,525
Vienna Insurance Group AG Wiener Versicherung Gruppe	32,133	945,450
voestalpine AG	99,513	3,450,288
		43,632,147
Belgium — 1.5%
Ackermans & van Haaren NV *	20,175	3,548,687
Ageas SA	160,323	7,143,283
Anheuser-Busch InBev SA	890,122	57,875,242
Azelis Group NV *	63,064	1,496,161
D'ieteren Group	20,383	3,837,892
Elia Group SA/NV	32,382	4,440,222
Etablissements Franz Colruyt NV	50,622	1,406,162
Groupe Bruxelles Lambert NV	90,775	8,147,183
KBC Group NV	303,757	21,715,108
Proximus SADP	139,777	1,191,541
Sofina SA	14,163	3,251,721
Solvay SA	65,671	7,881,744
UCB SA (b)	113,652	10,564,813
Umicore SA (b)	186,058	6,107,449
Warehouses De Pauw CVA, REIT	139,358	4,167,039
		142,774,247
Brazil — 0.1%
Yara International ASA	146,549	5,901,359
Chile — 0.1%
Antofagasta plc	310,178	5,705,104
China — 0.8%
Prosus NV	1,044,758	78,182,932
INVESTMENTS	SHARES	VALUE($)

Denmark — 4.5%
AP Moller - Maersk A/S, Class A	2,694	4,814,698
AP Moller - Maersk A/S, Class B	4,968	8,979,922
Carlsberg A/S, Class B	88,477	14,642,659
Chr Hansen Holding A/S	92,451	7,195,414
Coloplast A/S, Class B	106,794	15,386,978
Danske Bank A/S *	612,289	12,940,596
Demant A/S *	86,980	3,727,613
DSV A/S	161,431	30,381,695
Genmab A/S *	59,296	24,368,564
Novo Nordisk A/S, Class B	1,472,468	244,951,677
Novozymes A/S, Class B	187,946	9,784,980
Orsted A/S (a)	170,053	15,262,277
Pandora A/S	85,848	7,946,250
Tryg A/S	323,671	7,649,311
Vestas Wind Systems A/S *	907,805	25,119,505
		433,152,139
Finland — 1.9%
Elisa OYJ	135,381	8,407,334
Fortum OYJ	395,226	5,903,090
Huhtamaki OYJ	86,214	3,107,673
Kesko OYJ, Class A	84,448	1,752,352
Kesko OYJ, Class B	245,528	5,118,731
Kone OYJ, Class B	362,574	20,685,114
Metso Outotec OYJ	633,415	6,993,361
Neste OYJ	387,225	18,766,628
Nokia OYJ	4,809,927	20,351,528
Nordea Bank Abp	2,881,339	32,009,568
Orion OYJ, Class A	26,616	1,248,377
Orion OYJ, Class B	96,278	4,522,477
Sampo OYJ, Class A	431,700	21,893,641
Stora Enso OYJ, Class A	45,944	612,571
Stora Enso OYJ, Class R	550,498	6,984,087
UPM-Kymmene OYJ	479,795	15,300,861
Wartsila OYJ Abp	436,178	5,058,413
		178,715,806
France — 15.6%
Adevinta ASA *	241,012	1,856,505
Aeroports de Paris *	24,909	3,958,190
Air Liquide SA	470,558	84,648,789
Airbus SE	552,666	77,392,377
Alstom SA	277,319	6,970,295
Amundi SA (a) (b)	54,977	3,601,811
AXA SA (b)	1,796,980	58,653,735
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
BioMerieux	43,624	4,567,666
BNP Paribas SA	1,020,820	65,958,641
Bollore SE (b)	822,186	5,554,168
Bouygues SA (b)	185,152	6,780,123
Bureau Veritas SA	260,233	7,503,844
Capgemini SE	141,996	25,894,010
Carrefour SA	527,050	10,962,959
Cie de Saint-Gobain	463,633	26,841,901
Cie Generale des Etablissements Michelin SCA	641,946	20,444,436
Credit Agricole SA	1,230,782	15,044,494
Danone SA (b)	571,084	37,796,429
Dassault Aviation SA	21,015	4,106,705
Dassault Systemes SE	623,137	25,296,640
Edenred	224,364	14,577,749
Eiffage SA	70,477	8,388,444
Engie SA (b)	1,663,767	26,627,404
EssilorLuxottica SA	273,636	54,174,464
Gecina SA, REIT	48,904	5,444,124
Getlink SE	360,923	6,745,377
Hermes International	31,317	67,991,590
Ipsen SA	36,165	4,385,556
Kering SA	64,689	41,424,702
Legrand SA	239,853	22,703,040
L'Oreal SA (b)	226,117	108,065,199
LVMH Moet Hennessy Louis Vuitton SE	234,681	225,735,275
Orange SA	1,697,769	22,098,022
Pernod Ricard SA	183,184	42,306,197
Publicis Groupe SA	212,608	17,382,212
Safran SA	314,928	48,977,530
Sartorius Stedim Biotech	21,545	5,771,875
Societe Generale SA	675,672	16,410,904
Sodexo SA *	75,555	8,097,078
Teleperformance (b)	53,146	10,621,524
Thales SA	95,922	14,638,025
TotalEnergies SE	2,104,273	134,462,926
Unibail-Rodamco-Westfield, REIT *	96,047	5,150,618
Veolia Environnement SA	603,816	19,119,801
Vinci SA	476,840	58,980,907
Vivendi SE (b)	723,733	7,949,813
Worldline SA * (a)	225,153	9,794,763
		1,501,858,837
Germany — 12.0%
adidas AG	160,598	28,282,263
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Allianz SE (Registered)	362,554	91,039,796
BASF SE	825,655	42,706,291
Bayer AG (Registered)	883,137	58,283,748
Bayerische Motoren Werke AG	286,812	32,147,164
Bayerische Motoren Werke AG (Preference)	53,400	5,676,142
Beiersdorf AG	88,348	12,335,978
Brenntag SE	138,886	11,319,857
Carl Zeiss Meditec AG	32,965	4,433,870
Commerzbank AG *	945,664	10,509,271
Continental AG	97,088	6,812,392
Covestro AG * (a)	173,675	7,619,199
Daimler Truck Holding AG *	466,063	15,400,108
Deutsche Bank AG (Registered)	1,857,899	20,423,294
Deutsche Boerse AG	170,798	32,572,656
Deutsche Lufthansa AG (Registered) *	537,333	5,776,288
Deutsche Post AG (Registered)	891,069	42,860,061
Deutsche Telekom AG (Registered)	3,137,759	75,656,911
Deutsche Wohnen SE	46,779	1,059,194
E.ON SE	2,018,222	26,696,520
Evonik Industries AG	184,318	4,023,013
Fresenius SE & Co. KGaA	369,610	10,709,073
GEA Group AG	147,648	6,944,310
Hannover Rueck SE	54,205	11,581,390
HeidelbergCement AG	130,183	9,860,265
Henkel AG & Co. KGaA	88,745	6,563,070
Henkel AG & Co. KGaA (Preference)	160,157	12,948,459
Infineon Technologies AG	1,173,941	42,751,146
Mercedes-Benz Group AG	702,053	54,750,327
Merck KGaA	116,180	20,839,063
MTU Aero Engines AG	48,058	12,618,567
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	125,940	47,331,717
Porsche Automobil Holding SE (Preference) *	137,650	7,666,723
Puma SE	92,193	5,402,330
RWE AG	607,879	28,501,174
SAP SE	982,869	132,998,098
Sartorius AG (Preference) (b)	24,232	9,418,716
Siemens AG (Registered)	672,405	110,834,023
Siemens Energy AG *	359,264	8,817,811
Siemens Healthineers AG (a)	253,500	15,799,552
Symrise AG	119,364	14,421,861
Talanx AG	47,827	2,405,497
Telefonica Deutschland Holding AG	828,921	2,800,903
Vantage Towers AG	49,881	1,788,263
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Volkswagen AG (Preference)	164,975	22,527,300
Vonovia SE	715,419	15,516,376
Zalando SE * (a)	201,364	8,281,996
		1,159,712,026
Hong Kong — 0.4%
Prudential plc	2,471,461	37,815,925
Ireland — 0.7%
CRH plc	669,062	32,284,902
Kerry Group plc, Class A	140,010	14,746,502
Kingspan Group plc	138,840	9,621,576
Smurfit Kappa Group plc	232,855	8,627,076
		65,280,056
Italy — 3.5%
A2A SpA	1,408,142	2,484,506
Amplifon SpA	83,439	3,063,036
Assicurazioni Generali SpA	1,084,112	22,580,021
Banca Mediolanum SpA	193,670	1,751,036
Banco BPM SpA	1,362,053	5,538,217
Buzzi Unicem SpA	84,848	2,109,817
Coca-Cola HBC AG	183,187	5,592,091
Davide Campari-Milano NV	480,334	6,190,291
DiaSorin SpA	23,638	2,567,388
Enel SpA	6,945,795	47,454,473
Eni SpA	2,247,380	33,952,095
Ferrari NV	115,054	32,059,594
FinecoBank Banca Fineco SpA	548,459	8,313,374
Hera SpA	709,671	2,209,388
Infrastrutture Wireless Italiane SpA (a)	319,369	4,432,690
Intesa Sanpaolo SpA	15,362,763	40,394,715
Leonardo SpA	363,804	4,335,415
Mediobanca Banca di Credito Finanziario SpA	572,550	6,148,719
Moncler SpA	187,624	13,918,169
Nexi SpA * (a)	766,403	6,354,853
Pirelli & C SpA (a)	359,575	1,883,465
Poste Italiane SpA (a)	410,936	4,276,586
Prysmian SpA	241,045	9,864,916
Recordati Industria Chimica e Farmaceutica SpA	90,235	4,153,735
Snam SpA	1,842,932	10,242,418
Telecom Italia SpA * (b)	9,094,948	2,674,950
Telecom Italia SpA *	5,418,605	1,564,815
Terna - Rete Elettrica Nazionale	1,264,799	10,947,774
INVESTMENTS	SHARES	VALUE($)

Italy — continued
UniCredit SpA	1,739,686	34,472,714
UnipolSai Assicurazioni SpA (b)	380,554	1,023,767
		332,555,028
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	159,659	3,697,825
Luxembourg — 0.2%
ArcelorMittal SA *	512,912	14,571,650
Eurofins Scientific SE	116,085	8,108,520
		22,680,170
Mexico — 0.0% ^
Fresnillo plc	165,605	1,482,029
Netherlands — 7.6%
Adyen NV * (a)	27,854	44,757,249
Aegon NV	1,270,484	5,796,873
Akzo Nobel NV (b)	156,752	13,003,868
Argenx SE *	46,789	18,048,773
Argenx SE *	3,087	1,203,474
ASM International NV	41,700	15,139,160
ASML Holding NV	362,396	229,981,103
HAL Trust	79,645	10,933,563
Heineken Holding NV	98,390	9,443,592
Heineken NV (b)	212,294	24,376,689
ING Groep NV (b)	3,349,924	41,546,710
JDE Peet's NV	117,504	3,573,583
Koninklijke Ahold Delhaize NV	893,296	30,715,683
Koninklijke KPN NV	2,867,144	10,456,144
Koninklijke Philips NV	799,438	16,877,746
NN Group NV	265,186	9,888,880
Randstad NV	112,450	6,110,056
Shell plc	6,391,703	196,405,354
Universal Music Group NV	684,698	14,958,887
Wolters Kluwer NV	231,491	30,671,088
		733,888,475
Norway — 1.0%
Aker ASA, Class A (b)	21,379	1,306,720
Aker BP ASA	278,392	6,655,188
AutoStore Holdings Ltd. * (b) (c)	893,792	1,924,909
DNB Bank ASA (b)	808,335	14,218,678
Equinor ASA	942,001	27,121,184
Gjensidige Forsikring ASA	170,798	2,975,258
Kongsberg Gruppen ASA	79,697	3,579,654
Leroy Seafood Group ASA	251,713	1,325,464
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Mowi ASA	409,068	7,804,728
Norsk Hydro ASA (b)	1,227,533	9,033,495
Orkla ASA	675,168	4,852,963
Salmar ASA (b)	60,017	2,666,466
Schibsted ASA, Class A	66,671	1,183,735
Schibsted ASA, Class B	89,846	1,454,777
Storebrand ASA	424,276	3,273,508
Telenor ASA (b)	578,691	7,220,989
TOMRA Systems ASA	210,236	3,223,821
Var Energi ASA (b)	358,111	939,780
		100,761,317
Poland — 0.4%
Allegro.eu SA * (a)	380,036	2,995,532
Bank Polska Kasa Opieki SA	158,082	3,657,559
Dino Polska SA * (a)	43,185	4,404,147
ING Bank Slaski SA *	29,161	1,109,158
KGHM Polska Miedz SA	122,255	3,516,735
LPP SA	933	2,689,551
Polski Koncern Naftowy ORLEN SA *	480,062	7,323,985
Powszechna Kasa Oszczednosci Bank Polski SA	775,333	5,994,916
Powszechny Zaklad Ubezpieczen SA	512,325	4,719,994
Santander Bank Polska SA	30,314	2,465,702
		38,877,279
Portugal — 0.3%
EDP - Energias de Portugal SA	2,638,024	14,535,513
Galp Energia SGPS SA *	409,008	4,942,329
Jeronimo Martins SGPS SA	248,906	6,281,199
		25,759,041
Russia — 0.0% ^
Evraz plc ‡ *	453,755	23,346
Singapore — 0.3%
STMicroelectronics NV	589,813	25,230,478
South Africa — 0.4%
Anglo American plc	1,202,398	37,050,908
South Korea — 0.1%
Delivery Hero SE * (a)	173,482	6,934,280
Spain — 3.8%
Acciona SA *	22,191	4,111,745
ACS Actividades de Construccion y Servicios SA	199,248	6,850,621
Aena SME SA * (a)	66,072	11,127,640
INVESTMENTS	SHARES	VALUE($)

Spain — continued
Amadeus IT Group SA *	404,970	28,463,329
Banco Bilbao Vizcaya Argentaria SA (b)	5,420,695	39,684,844
Banco Santander SA (b)	15,097,109	53,037,326
CaixaBank SA	3,641,730	13,480,252
Cellnex Telecom SA (a)	533,464	22,460,962
Corp. ACCIONA Energias Renovables SA *	50,316	1,806,702
EDP Renovaveis SA *	189,966	4,222,506
Endesa SA	285,525	6,405,103
Ferrovial SA	444,669	13,941,888
Grifols SA *	264,314	2,720,745
Grifols SA (Preference), Class B *	235,005	1,738,658
Iberdrola SA	5,273,336	68,332,422
Industria de Diseno Textil SA (b)	1,008,602	34,672,466
Mapfre SA	885,864	1,774,497
Naturgy Energy Group SA (b)	165,608	5,156,418
Red Electrica Corp. SA	389,117	7,074,667
Repsol SA	1,193,245	17,528,419
Telefonica SA	5,191,575	23,581,115
		368,172,325
Sweden — 5.0%
Alfa Laval AB (b)	264,155	9,691,141
Assa Abloy AB, Class B	891,518	21,241,310
Atlas Copco AB, Class A	2,293,869	33,178,811
Atlas Copco AB, Class B	1,403,129	17,997,663
Axfood AB	97,464	2,418,781
Beijer Ref AB (b)	296,999	4,858,204
Boliden AB * (b)	245,869	8,786,597
Castellum AB (b)	257,957	3,135,754
Electrolux AB, Class B	202,626	3,056,634
Embracer Group AB *	750,181	3,916,438
Epiroc AB, Class A	562,790	11,274,414
Epiroc AB, Class B	350,561	6,036,007
EQT AB (b)	298,275	6,424,297
Essity AB, Class A	25,290	767,542
Essity AB, Class B	541,801	16,419,437
Evolution AB (a)	172,100	22,994,011
Fastighets AB Balder, Class B * (b)	586,083	2,728,696
Getinge AB, Class B	196,481	4,986,862
H & M Hennes & Mauritz AB, Class B (b)	643,396	9,432,692
Hexagon AB, Class B	1,913,016	21,903,479
Holmen AB, Class B	83,278	3,150,392
Husqvarna AB, Class B	373,012	3,219,553
Industrivarden AB, Class A	164,075	4,694,702
Industrivarden AB, Class C (b)	153,858	4,393,651
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Indutrade AB	239,077	5,740,693
Investment AB Latour, Class B	122,449	2,651,229
Investor AB, Class A	504,343	11,059,152
Investor AB, Class B	1,637,806	35,185,231
Kinnevik AB, Class B *	218,158	3,583,891
L E Lundbergforetagen AB, Class B	57,388	2,753,542
Lifco AB, Class B	190,500	4,344,257
Nibe Industrier AB, Class B	1,378,362	15,433,346
Nordnet AB publ	146,077	2,296,543
Saab AB, Class B	73,184	4,109,230
Sagax AB, Class B	168,813	4,140,775
Sagax AB, Class D	90,176	238,210
Sandvik AB (b)	981,024	19,983,288
Securitas AB, Class B (b)	451,929	4,050,774
Skandinaviska Enskilda Banken AB, Class A	1,530,089	17,398,303
Skandinaviska Enskilda Banken AB, Class C	12,861	164,038
Skanska AB, Class B	359,791	5,884,911
SKF AB, Class A	12,338	223,076
SKF AB, Class B (b)	336,952	6,102,761
SSAB AB, Class A	199,612	1,417,616
SSAB AB, Class B	567,514	3,835,873
Svenska Cellulosa AB SCA, Class A	27,866	380,656
Svenska Cellulosa AB SCA, Class B (b)	538,903	7,393,599
Svenska Handelsbanken AB, Class A (b)	1,381,103	12,208,655
Svenska Handelsbanken AB, Class B (b)	31,688	348,181
Swedbank AB, Class A	824,258	14,322,667
Swedish Orphan Biovitrum AB *	181,022	4,405,259
Tele2 AB, Class B	494,075	5,250,122
Telefonaktiebolaget LM Ericsson, Class A	49,074	300,520
Telefonaktiebolaget LM Ericsson, Class B	2,761,890	15,206,127
Telia Co. AB	2,205,793	6,141,305
Trelleborg AB, Class B	218,057	5,479,361
Volvo AB, Class A	172,007	3,642,447
Volvo AB, Class B	1,427,929	29,359,232
Volvo Car AB, Class B * (b)	482,113	1,990,034
		483,731,972
Switzerland — 8.9%
ABB Ltd. (Registered)	1,536,578	55,429,967
Alcon, Inc.	449,199	32,709,029
Baloise Holding AG (Registered)	41,171	6,891,746
Barry Callebaut AG (Registered)	3,207	6,847,232
Chocoladefabriken Lindt & Spruengli AG	936	11,556,906
Chocoladefabriken Lindt & Spruengli AG (Registered)	96	11,833,141
INVESTMENTS	SHARES	VALUE($)

Switzerland — continued
Cie Financiere Richemont SA (Registered)	469,245	77,566,607
Credit Suisse Group AG (Registered) *	3,417,803	3,075,498
DSM-Firmenich AG *	157,122	20,561,243
EMS-Chemie Holding AG (Registered) *	6,097	5,007,479
Geberit AG (Registered)	32,248	18,367,241
Givaudan SA (Registered)	7,139	24,971,993
Julius Baer Group Ltd.	192,194	13,771,894
Kuehne + Nagel International AG (Registered) (b)	51,019	15,114,692
Lonza Group AG (Registered)	66,943	41,748,350
Mediclinic International plc	364,505	2,284,961
Novartis AG (Registered)	2,160,794	221,036,027
Partners Group Holding AG	20,401	19,803,931
Schindler Holding AG	36,602	8,179,517
Schindler Holding AG (Registered)	18,692	3,993,037
SGS SA (Registered)	136,435	12,346,741
Sika AG (Registered)	138,198	38,173,469
Sonova Holding AG (Registered)	46,182	14,645,529
Straumann Holding AG (Registered)	104,638	15,742,854
Swatch Group AG (The) (b)	26,012	8,923,743
Swatch Group AG (The) (Registered)	49,399	3,116,480
Swiss Life Holding AG (Registered) (b)	27,711	18,290,842
Swisscom AG (Registered)	22,818	15,665,715
UBS Group AG (Registered) *	3,168,426	64,485,601
Zurich Insurance Group AG	135,254	65,591,731
		857,733,196
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 18.0%
3i Group plc	874,911	19,465,925
abrdn plc	1,799,575	4,822,375
Admiral Group plc	247,731	7,200,082
Ashtead Group plc	403,901	23,287,373
Associated British Foods plc	320,249	7,890,478
AstraZeneca plc	1,392,893	204,982,293
Auto Trader Group plc (a)	871,078	6,965,990
Aviva plc	2,524,767	13,442,720
B&M European Value Retail SA	765,513	4,621,364
BAE Systems plc	2,746,307	34,987,907
Barclays plc	13,558,455	27,312,320
Barratt Developments plc	902,789	5,679,819
Berkeley Group Holdings plc	100,997	5,652,014
BP plc	16,434,008	110,255,682
British American Tobacco plc	2,009,570	74,245,152
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
British Land Co. plc (The), REIT	843,174	4,248,115
BT Group plc	6,272,503	12,528,019
Bunzl plc	303,553	12,083,558
Burberry Group plc	363,950	11,880,049
Centrica plc	5,310,427	7,630,826
CNH Industrial NV	895,352	12,599,248
Coca-Cola Europacific Partners plc	180,800	11,656,176
Compass Group plc	1,604,966	42,340,544
ConvaTec Group plc (a)	1,451,477	4,012,714
Croda International plc	128,132	11,257,606
DCC plc	91,093	5,667,529
Dechra Pharmaceuticals plc	102,338	4,803,853
Diageo plc	2,095,792	95,601,877
Direct Line Insurance Group plc	1,178,855	2,548,032
DS Smith plc	1,238,231	4,834,379
easyJet plc *	511,053	3,206,282
Entain plc	529,338	9,645,209
Halma plc	341,277	9,925,492
Harbour Energy plc	488,563	1,519,826
Hargreaves Lansdown plc	315,523	3,194,435
Hiscox Ltd.	318,069	4,733,873
Howden Joinery Group plc	521,936	4,499,288
HSBC Holdings plc	17,949,976	129,371,754
Imperial Brands plc	862,624	21,353,480
Informa plc	1,272,483	11,568,243
InterContinental Hotels Group plc	168,747	11,602,486
Intermediate Capital Group plc	264,386	4,341,182
Intertek Group plc	145,082	7,589,849
ITV plc	3,256,730	3,314,762
J Sainsbury plc	1,580,954	5,493,823
JD Sports Fashion plc	2,225,682	4,517,171
Johnson Matthey plc	178,835	4,417,883
Kingfisher plc	1,756,782	5,693,901
Land Securities Group plc, REIT	675,386	5,731,213
Legal & General Group plc	5,369,606	15,843,148
Lloyds Banking Group plc	60,471,205	36,737,576
London Stock Exchange Group plc	341,242	35,828,112
M&G plc	2,134,716	5,517,253
Melrose Industries plc	1,214,891	6,258,017
National Grid plc	3,484,530	49,960,931
NatWest Group plc	4,547,622	14,980,318
Next plc	116,199	9,859,115
Ocado Group plc *	653,437	4,158,703
Pearson plc	643,416	7,158,509
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Pepco Group NV * (a)	108,260	1,038,156
Persimmon plc	287,047	4,750,543
Phoenix Group Holdings plc	764,371	5,694,985
Reckitt Benckiser Group plc	662,099	53,504,099
RELX plc	1,782,062	59,375,982
Rentokil Initial plc	2,265,357	18,035,084
Rightmove plc	787,076	5,696,915
Rolls-Royce Holdings plc *	7,521,985	14,409,636
Sage Group plc (The)	989,540	10,205,061
Schroders plc	826,016	5,059,273
Segro plc, REIT	1,087,138	11,445,314
Severn Trent plc	227,728	8,388,038
Smith & Nephew plc	795,439	13,100,693
Smiths Group plc	317,355	6,710,362
Spirax-Sarco Engineering plc	66,173	9,247,016
SSE plc	942,320	21,742,308
St. James's Place plc	489,243	7,440,461
Standard Chartered plc	2,185,846	17,318,748
Tate & Lyle plc	361,017	3,701,813
Taylor Wimpey plc	3,279,853	5,293,249
Tesco plc	6,656,706	23,534,471
Unilever plc	2,363,525	131,606,114
United Utilities Group plc	612,972	8,326,903
Vodafone Group plc	24,091,199	28,936,574
Weir Group plc (The)	233,377	5,401,128
Whitbread plc	181,073	7,411,686
Wise plc, Class A *	423,715	2,933,731
WPP plc	966,423	11,263,099
		1,734,097,295
United States — 10.1%
Experian plc	871,536	30,856,630
Ferguson plc	185,719	26,241,729
GSK plc	3,602,357	64,961,898
Haleon plc	4,565,715	20,074,073
Holcim AG *	509,387	33,656,586
Nestle SA (Registered)	2,472,077	317,141,707
QIAGEN NV *	207,501	9,279,601
Roche Holding AG	631,560	197,766,830
Roche Holding AG	23,977	8,113,852
Sanofi	1,031,405	111,152,718
Schneider Electric SE	513,377	89,528,789
Stellantis NV	1,944,423	32,251,324
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Swiss Re AG	259,723	26,155,122
Tenaris SA	413,879	5,920,652
		973,101,511
Total Common Stocks (Cost $9,449,758,046)		9,550,897,610
Short-Term Investments — 3.5%
Investment of Cash Collateral from Securities Loaned — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (d) (e)	299,585,319	299,615,278
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e)	41,582,415	41,582,415
Total Investment of Cash Collateral from Securities Loaned (Cost $341,234,279)		341,197,693
Total Investments — 102.7% (Cost $9,790,992,325)		9,892,095,303
Liabilities in Excess of Other Assets — (2.7)%		(262,932,154)
NET ASSETS — 100.0%		9,629,163,149

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $322,961,901.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	12.0%
Banks	7.4
Oil, Gas & Consumable Fuels	5.7
Insurance	5.1
Textiles, Apparel & Luxury Goods	5.0
Food Products	4.4
Semiconductors & Semiconductor Equipment	3.2
Chemicals	2.9
Personal Care Products	2.7
Beverages	2.7
Machinery	2.7
Capital Markets	2.5
Aerospace & Defense	2.3
Diversified Telecommunication Services	2.2
Metals & Mining	2.2
Electrical Equipment	2.1
Electric Utilities	2.1
Health Care Equipment & Supplies	2.0
Automobiles	1.9
Financial Services	1.7
Software	1.7
Professional Services	1.7
Hotels, Restaurants & Leisure	1.7
Multi-Utilities	1.4
Industrial Conglomerates	1.3
Construction & Engineering	1.1
Broadline Retail	1.0
Consumer Staples Distribution & Retail	1.0
Tobacco	1.0
Others (each less than 1.0%)	11.9
Short-Term Investments	3.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	1,088	06/16/2023	EUR	51,922,939	2,110,529
FTSE 100 Index	272	06/16/2023	GBP	26,876,856	846,399
					2,956,928

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Australia — 7.5%
Ampol Ltd.	51,145	1,020,482
ANZ Group Holdings Ltd.	646,618	10,499,943
APA Group	254,028	1,734,360
Aristocrat Leisure Ltd.	141,539	3,580,296
ASX Ltd.	41,682	1,896,928
Atlas Arteria Ltd.	261,543	1,137,144
Aurizon Holdings Ltd.	396,302	901,052
Bendigo & Adelaide Bank Ltd.	122,307	704,152
BHP Group Ltd.	1,090,664	32,368,181
BlueScope Steel Ltd.	99,575	1,323,523
Brambles Ltd.	299,000	2,832,376
Challenger Ltd.	125,717	505,889
Cochlear Ltd.	14,164	2,322,438
Coles Group Ltd.	288,155	3,480,963
Commonwealth Bank of Australia	363,513	24,055,873
Computershare Ltd.	123,482	1,838,130
Dexus, REIT	230,824	1,196,358
Domino's Pizza Enterprises Ltd.	13,964	470,022
Endeavour Group Ltd.	292,121	1,316,649
Flutter Entertainment plc *	32,990	6,591,982
Fortescue Metals Group Ltd.	364,594	5,101,264
Glencore plc	2,606,520	15,385,332
Goodman Group, REIT	368,425	4,749,600
GPT Group (The), REIT	411,111	1,208,882
Harvey Norman Holdings Ltd.	139,497	335,017
IDP Education Ltd.	44,801	841,666
IGO Ltd.	144,642	1,331,992
Incitec Pivot Ltd.	418,157	890,932
Insurance Australia Group Ltd.	526,863	1,745,544
LendLease Corp. Ltd.	148,382	736,923
Lottery Corp. Ltd. (The)	479,207	1,606,774
Macquarie Group Ltd.	78,217	9,541,835
Medibank Pvt Ltd.	591,043	1,398,739
Mineral Resources Ltd.	36,018	1,776,791
Mirvac Group, REIT	846,825	1,359,516
National Australia Bank Ltd.	676,260	13,018,789
Newcrest Mining Ltd.	192,415	3,674,140
Northern Star Resources Ltd.	247,319	2,206,040
Orica Ltd.	97,471	1,052,085
Origin Energy Ltd.	370,905	2,056,489
Pilbara Minerals Ltd.	559,756	1,593,184
Qantas Airways Ltd. *	191,060	842,564
QBE Insurance Group Ltd.	319,655	3,268,727
Ramsay Health Care Ltd.	39,914	1,716,352
INVESTMENTS	SHARES	VALUE($)

Australia — continued
REA Group Ltd.	11,065	1,040,646
Reece Ltd. (a)	45,750	557,309
Rio Tinto Ltd.	79,921	5,994,448
Rio Tinto plc	228,413	14,520,762
Santos Ltd.	713,348	3,379,198
Scentre Group, REIT	1,117,480	2,144,551
SEEK Ltd.	76,129	1,242,144
Seven Group Holdings Ltd.	33,527	529,577
Sonic Healthcare Ltd.	103,552	2,441,026
South32 Ltd.	984,362	2,782,548
Stockland, REIT	512,317	1,518,701
Suncorp Group Ltd.	272,155	2,265,971
Telstra Group Ltd.	870,676	2,526,020
TPG Telecom Ltd.	91,782	327,617
Transurban Group	662,052	6,602,843
Treasury Wine Estates Ltd.	154,916	1,435,003
Vicinity Ltd., REIT	830,428	1,160,914
Washington H Soul Pattinson & Co. Ltd.	52,847	1,106,271
Wesfarmers Ltd.	244,260	8,449,788
Westpac Banking Corp.	755,498	11,309,187
WiseTech Global Ltd.	37,524	1,718,814
Woodside Energy Group Ltd.	408,800	9,275,808
Woolworths Group Ltd.	261,907	6,756,373
Worley Ltd.	80,261	806,420
		267,107,857
Austria — 0.3%
ANDRITZ AG	15,399	1,000,100
BAWAG Group AG (b)	17,700	863,300
Erste Group Bank AG	76,804	2,792,534
EVN AG *	8,010	193,044
Mondi plc	104,538	1,665,847
OMV AG	30,911	1,462,792
Raiffeisen Bank International AG *	28,937	444,521
Strabag SE	2,429	105,925
Telekom Austria AG *	29,500	230,143
Verbund AG	6,946	618,615
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,605	223,762
voestalpine AG	23,754	823,592
		10,424,175
Belgium — 1.0%
Ackermans & van Haaren NV *	4,832	849,926
Ageas SA	38,398	1,710,845
Anheuser-Busch InBev SA	213,188	13,861,366
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Belgium — continued
Azelis Group NV *	15,055	357,172
D'ieteren Group	4,883	919,415
Elia Group SA/NV	7,728	1,059,664
Etablissements Franz Colruyt NV	12,089	335,804
Groupe Bruxelles Lambert NV	21,741	1,951,285
KBC Group NV	72,752	5,200,925
Proximus SADP	32,975	281,098
Sofina SA	3,388	777,860
Solvay SA	15,729	1,887,773
UCB SA (a)	27,220	2,530,305
Umicore SA	44,423	1,458,208
Warehouses De Pauw CVA, REIT	33,378	998,059
		34,179,705
Brazil — 0.0% ^
Yara International ASA	35,098	1,413,356
Chile — 0.0% ^
Antofagasta plc	74,045	1,361,910
China — 0.8%
Budweiser Brewing Co. APAC Ltd. (b)	370,200	1,069,586
ESR Group Ltd. (b)	523,000	817,525
Prosus NV	250,223	18,725,071
Wharf Holdings Ltd. (The)	262,000	598,789
Wilmar International Ltd.	672,000	1,984,898
Wuxi Biologics Cayman, Inc. * (b)	764,000	4,555,609
		27,751,478
Denmark — 2.9%
AP Moller - Maersk A/S, Class A	643	1,149,165
AP Moller - Maersk A/S, Class B	1,191	2,152,795
Carlsberg A/S, Class B	21,191	3,507,042
Chr Hansen Holding A/S	22,143	1,723,378
Coloplast A/S, Class B	25,577	3,685,158
Danske Bank A/S *	146,646	3,099,332
Demant A/S *	20,767	889,990
DSV A/S	38,663	7,276,468
Genmab A/S *	14,203	5,836,932
Novo Nordisk A/S, Class B	352,661	58,666,744
Novozymes A/S, Class B	45,012	2,343,447
Orsted A/S (b)	40,729	3,655,433
Pandora A/S	20,562	1,903,257
Tryg A/S	77,521	1,832,052
Vestas Wind Systems A/S *	217,424	6,016,252
		103,737,445
INVESTMENTS	SHARES	VALUE($)

Finland — 1.2%
Elisa OYJ	32,426	2,013,696
Fortum OYJ	94,359	1,409,345
Huhtamaki OYJ	20,578	741,755
Kesko OYJ, Class A	20,161	418,354
Kesko OYJ, Class B	58,614	1,221,976
Kone OYJ, Class B	86,839	4,954,229
Metso Outotec OYJ (a)	151,705	1,674,933
Neste OYJ	92,741	4,494,637
Nokia OYJ	1,151,993	4,874,257
Nordea Bank Abp	690,092	7,666,417
Orion OYJ, Class A	6,347	297,695
Orion OYJ, Class B	22,988	1,079,818
Sampo OYJ, Class A	103,394	5,243,621
Stora Enso OYJ, Class A (a)	10,851	144,676
Stora Enso OYJ, Class R	131,846	1,672,711
UPM-Kymmene OYJ	114,913	3,664,623
Wartsila OYJ Abp	104,468	1,211,529
		42,784,272
France — 10.2%
Adevinta ASA *	57,542	443,244
Aeroports de Paris *	5,953	945,968
Air Liquide SA	112,701	20,273,809
Airbus SE	132,364	18,535,543
Alstom SA	66,417	1,669,363
Amundi SA (a) (b)	13,125	859,883
AXA SA (a)	430,382	14,047,742
BioMerieux	10,406	1,089,564
BNP Paribas SA	244,490	15,797,328
Bollore SE	196,283	1,325,964
Bouygues SA (a)	44,201	1,618,606
Bureau Veritas SA	62,326	1,797,176
Capgemini SE	34,010	6,201,972
Carrefour SA	126,232	2,625,702
Cie de Saint-Gobain	111,042	6,428,745
Cie Generale des Etablissements Michelin SCA	153,750	4,896,568
Credit Agricole SA	294,777	3,603,214
Danone SA (a)	136,778	9,052,469
Dassault Aviation SA	5,022	981,388
Dassault Systemes SE	149,245	6,058,695
Edenred	53,736	3,491,424
Eiffage SA	16,832	2,003,410
Engie SA (a)	398,479	6,377,372
EssilorLuxottica SA	65,536	12,974,819
Gecina SA, REIT	11,668	1,298,913
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Getlink SE	86,163	1,610,321
Hermes International	7,502	16,287,413
Ipsen SA	8,662	1,050,399
Kering SA	15,495	9,922,487
Legrand SA	57,448	5,437,681
L'Oreal SA (a)	54,157	25,882,561
LVMH Moet Hennessy Louis Vuitton SE	56,205	54,062,541
Orange SA	406,620	5,292,532
Pernod Ricard SA	43,873	10,132,434
Publicis Groupe SA	50,921	4,163,153
Safran SA	75,425	11,730,079
Sartorius Stedim Biotech	5,161	1,382,625
Societe Generale SA	161,824	3,930,425
Sodexo SA *	18,098	1,939,526
Teleperformance (a)	12,728	2,543,761
Thales SA	22,973	3,505,758
TotalEnergies SE	503,980	32,204,294
Unibail-Rodamco-Westfield, REIT *	22,936	1,229,966
Veolia Environnement SA	144,615	4,579,226
Vinci SA	114,204	14,126,029
Vivendi SE (a)	172,949	1,899,751
Worldline SA * (b)	53,927	2,345,970
		359,657,813
Germany — 7.8%
adidas AG	38,464	6,773,739
Allianz SE (Registered)	86,834	21,804,613
BASF SE	197,747	10,228,293
Bayer AG (Registered)	211,514	13,959,135
Bayerische Motoren Werke AG	68,691	7,699,193
Bayerische Motoren Werke AG (Preference)	12,751	1,355,365
Beiersdorf AG	21,160	2,954,558
Brenntag SE	33,263	2,711,090
Carl Zeiss Meditec AG	7,877	1,059,475
Commerzbank AG *	226,489	2,516,998
Continental AG	23,252	1,631,527
Covestro AG * (b)	41,596	1,824,835
Daimler Truck Holding AG *	111,623	3,688,356
Deutsche Bank AG (Registered)	444,975	4,891,469
Deutsche Boerse AG	40,906	7,801,128
Deutsche Lufthansa AG (Registered) *	128,285	1,379,054
Deutsche Post AG (Registered)	213,413	10,265,079
Deutsche Telekom AG (Registered)	751,505	18,120,113
Deutsche Wohnen SE	10,991	248,864
E.ON SE	483,373	6,393,933
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Evonik Industries AG	43,996	960,278
Fresenius SE & Co. KGaA	88,521	2,564,806
GEA Group AG	35,364	1,663,271
Hannover Rueck SE	12,980	2,773,295
HeidelbergCement AG	31,181	2,361,698
Henkel AG & Co. KGaA	21,256	1,571,972
Henkel AG & Co. KGaA (Preference)	38,358	3,101,188
Infineon Technologies AG	281,161	10,238,977
Mercedes-Benz Group AG	168,146	13,113,039
Merck KGaA	27,825	4,990,936
MTU Aero Engines AG	11,510	3,022,175
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	30,164	11,336,461
Porsche Automobil Holding SE (Preference) *	32,968	1,836,226
Puma SE	22,014	1,289,977
RWE AG	145,589	6,826,124
SAP SE	235,399	31,853,298
Sartorius AG (Preference)	5,804	2,255,952
Siemens AG (Registered)	161,044	26,545,243
Siemens Energy AG *	86,045	2,111,897
Siemens Healthineers AG (b)	60,713	3,783,977
Symrise AG	28,589	3,454,196
Talanx AG	11,423	574,529
Telefonica Deutschland Holding AG	197,890	668,665
Vantage Towers AG	12,012	430,637
Volkswagen AG (Preference)	39,514	5,395,628
Vonovia SE	171,347	3,716,262
Zalando SE * (b)	48,226	1,983,510
		277,731,034
Hong Kong — 2.4%
AIA Group Ltd.	2,516,600	27,398,415
CK Asset Holdings Ltd.	417,000	2,465,774
CK Infrastructure Holdings Ltd.	130,000	740,140
CLP Holdings Ltd.	359,500	2,676,739
DFI Retail Group Holdings Ltd.	63,300	190,512
Hang Lung Properties Ltd.	398,000	727,515
Hang Seng Bank Ltd.	156,100	2,313,848
Henderson Land Development Co. Ltd.	281,000	1,000,564
HK Electric Investments & HK Electric Investments Ltd. (b)	495,000	312,157
HKT Trust & HKT Ltd.	785,000	1,031,704
Hong Kong & China Gas Co. Ltd.	2,331,100	2,069,857
Hong Kong Exchanges & Clearing Ltd.	256,600	10,653,237
Jardine Matheson Holdings Ltd.	52,200	2,523,441
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Link, REIT	544,500	3,561,515
MTR Corp. Ltd.	334,000	1,668,839
New World Development Co. Ltd.	298,000	794,730
Power Assets Holdings Ltd.	294,000	1,680,004
Prudential plc	591,922	9,057,022
Sino Land Co. Ltd.	730,000	983,727
Sun Hung Kai Properties Ltd.	324,500	4,518,109
Swire Pacific Ltd., Class A	94,500	750,153
Swire Pacific Ltd., Class B	182,500	231,705
Swire Properties Ltd.	227,200	610,653
Techtronic Industries Co. Ltd.	396,000	4,284,122
WH Group Ltd. (b)	1,685,924	938,619
Wharf Real Estate Investment Co. Ltd.	334,000	1,926,084
		85,109,185
Ireland — 0.4%
CRH plc	160,241	7,732,265
Kerry Group plc, Class A	33,532	3,531,746
Kingspan Group plc	33,252	2,304,355
Smurfit Kappa Group plc	55,771	2,066,267
		15,634,633
Israel — 0.4%
Azrieli Group Ltd.	7,802	454,983
Bank Hapoalim BM	264,795	2,281,100
Bank Leumi Le-Israel BM	332,377	2,634,649
Bezeq The Israeli Telecommunication Corp. Ltd.	439,232	597,982
Elbit Systems Ltd.	5,334	987,429
ICL Group Ltd.	154,935	962,274
Israel Discount Bank Ltd., Class A	265,484	1,319,415
Mizrahi Tefahot Bank Ltd.	32,117	1,053,222
Nice Ltd. *	13,677	2,803,509
Teva Pharmaceutical Industries Ltd. *	239,101	2,095,451
		15,190,014
Italy — 2.3%
A2A SpA	336,187	593,164
Amplifon SpA	19,916	731,114
Assicurazioni Generali SpA	259,650	5,408,023
Banca Mediolanum SpA	46,229	417,972
Banco BPM SpA	325,174	1,322,183
Buzzi Unicem SpA	20,252	503,583
Coca-Cola HBC AG	43,739	1,335,206
Davide Campari-Milano NV	114,669	1,477,794
DiaSorin SpA	5,649	613,553
INVESTMENTS	SHARES	VALUE($)

Italy — continued
Enel SpA	1,663,538	11,365,483
Eni SpA	538,255	8,131,640
Ferrari NV	27,556	7,678,431
FinecoBank Banca Fineco SpA	131,360	1,991,115
Hera SpA	169,420	527,448
Infrastrutture Wireless Italiane SpA (b)	76,242	1,058,203
Intesa Sanpaolo SpA	3,679,432	9,674,666
Leonardo SpA	86,848	1,034,959
Mediobanca Banca di Credito Finanziario SpA	136,688	1,467,917
Moncler SpA	44,938	3,333,554
Nexi SpA * (b)	182,975	1,517,190
Pirelli & C SpA (b)	85,841	449,638
Poste Italiane SpA (b)	98,114	1,021,066
Prysmian SpA	57,733	2,362,759
Recordati Industria Chimica e Farmaceutica SpA	21,614	994,945
Snam SpA	441,389	2,453,097
Telecom Italia SpA * (a)	2,171,325	638,617
Telecom Italia SpA *	1,293,646	373,586
Terna - Rete Elettrica Nazionale	302,922	2,622,015
UniCredit SpA	416,661	8,256,338
UnipolSai Assicurazioni SpA	90,011	242,148
		79,597,407
Japan — 22.6%
ABC-Mart, Inc.	6,700	380,753
Acom Co. Ltd.	101,300	248,199
Advance Residence Investment Corp., REIT	298	773,192
Advantest Corp.	39,300	3,062,724
Aeon Co. Ltd.	187,700	3,825,702
AGC, Inc.	49,200	1,834,415
Aisin Corp.	39,400	1,156,448
Ajinomoto Co., Inc.	115,500	4,153,884
ANA Holdings, Inc. *	34,200	746,006
Asahi Group Holdings Ltd.	109,300	4,222,707
Asahi Intecc Co. Ltd.	50,700	917,480
Asahi Kasei Corp.	300,300	2,121,067
Asics Corp.	41,000	1,146,005
Astellas Pharma, Inc.	395,400	5,956,529
Bandai Namco Holdings, Inc.	143,600	3,261,934
Bank of Kyoto Ltd. (The)	16,300	802,000
Bridgestone Corp.	132,200	5,308,935
Brother Industries Ltd.	55,400	870,071
Canon, Inc.	224,000	5,335,088
Capcom Co. Ltd.	34,500	1,296,428
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Central Japan Railway Co.	44,500	5,509,046
Chiba Bank Ltd. (The)	158,000	1,031,745
Chubu Electric Power Co., Inc.	163,200	1,820,066
Chugai Pharmaceutical Co. Ltd.	137,500	3,548,278
Concordia Financial Group Ltd.	259,400	984,257
Cosmos Pharmaceutical Corp.	4,600	452,434
CyberAgent, Inc.	89,400	780,158
Dai Nippon Printing Co. Ltd.	58,000	1,667,275
Daifuku Co. Ltd.	81,600	1,503,463
Dai-ichi Life Holdings, Inc.	222,000	4,129,373
Daiichi Sankyo Co. Ltd.	419,200	14,384,687
Daikin Industries Ltd.	63,100	11,460,921
Daito Trust Construction Co. Ltd.	14,800	1,402,710
Daiwa House Industry Co. Ltd.	143,600	3,660,145
Daiwa House REIT Investment Corp., REIT	461	980,855
Daiwa Securities Group, Inc.	320,000	1,486,303
Denso Corp.	108,700	6,561,524
Dentsu Group, Inc.	48,500	1,747,690
Disco Corp.	19,000	2,163,250
East Japan Railway Co.	81,600	4,669,287
Eisai Co. Ltd.	63,800	3,681,471
ENEOS Holdings, Inc.	695,400	2,473,903
FANUC Corp.	206,700	6,980,510
Fast Retailing Co. Ltd.	40,500	9,590,466
Fuji Electric Co. Ltd.	32,100	1,295,733
FUJIFILM Holdings Corp.	86,300	4,497,954
Fujitsu Ltd.	39,300	5,237,798
Fukuoka Financial Group, Inc.	41,300	777,889
GLP J-REIT, REIT	1,015	1,159,714
GMO Payment Gateway, Inc.	9,600	750,834
Hakuhodo DY Holdings, Inc.	65,200	768,274
Hamamatsu Photonics KK	31,600	1,675,238
Hankyu Hanshin Holdings, Inc.	51,900	1,620,386
Haseko Corp.	48,800	595,766
Hikari Tsushin, Inc.	4,300	586,714
Hirose Electric Co. Ltd.	6,700	904,225
Hitachi Construction Machinery Co. Ltd.	22,100	544,585
Hitachi Ltd.	202,100	11,179,088
Honda Motor Co. Ltd.	366,800	9,728,647
Hoshizaki Corp.	25,500	898,140
Hoya Corp.	77,000	8,073,838
Hulic Co. Ltd.	128,500	1,106,392
Ibiden Co. Ltd.	30,300	1,192,191
Idemitsu Kosan Co. Ltd.	48,900	1,041,230
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Iida Group Holdings Co. Ltd.	37,900	673,835
Inpex Corp.	226,900	2,482,979
Isuzu Motors Ltd.	134,000	1,582,409
ITOCHU Corp.	317,300	10,526,383
Itochu Techno-Solutions Corp.	20,000	517,912
Japan Airlines Co. Ltd.	31,000	591,374
Japan Airport Terminal Co. Ltd.	19,900	975,160
Japan Exchange Group, Inc.	113,600	1,844,612
Japan Metropolitan Fund Invest, REIT	1,504	1,101,252
Japan Post Bank Co. Ltd.	298,800	2,386,088
Japan Post Holdings Co. Ltd.	519,900	4,279,778
Japan Post Insurance Co. Ltd.	43,200	701,529
Japan Prime Realty Investment Corp., REIT	213	553,836
Japan Real Estate Investment Corp., REIT	298	1,180,796
Japan Tobacco, Inc.	237,000	5,099,503
JFE Holdings, Inc.	124,300	1,470,507
JSR Corp.	45,000	1,044,155
Kajima Corp.	102,500	1,356,131
Kakaku.com, Inc.	27,100	372,861
Kansai Electric Power Co., Inc. (The)	177,700	1,918,221
Kansai Paint Co. Ltd.	55,700	785,258
Kao Corp.	100,400	4,057,014
Kawasaki Heavy Industries Ltd.	36,200	787,504
KDDI Corp.	337,300	10,529,877
Keio Corp.	26,200	973,067
Keisei Electric Railway Co. Ltd.	37,200	1,312,748
Keyence Corp.	43,100	19,436,216
Kikkoman Corp.	41,900	2,481,893
Kintetsu Group Holdings Co. Ltd.	41,200	1,390,800
Kirin Holdings Co. Ltd.	179,200	2,911,161
Kobayashi Pharmaceutical Co. Ltd.	12,000	748,824
Kobe Bussan Co. Ltd.	30,600	855,833
Koei Tecmo Holdings Co. Ltd.	26,000	478,134
Koito Manufacturing Co. Ltd.	55,300	1,069,693
Komatsu Ltd.	209,400	5,207,751
Konami Group Corp.	21,500	1,057,886
Kose Corp.	7,700	898,554
Kubota Corp.	243,500	3,689,756
Kurita Water Industries Ltd.	22,900	959,713
Kyocera Corp.	74,900	3,931,318
Kyowa Kirin Co. Ltd.	54,500	1,212,701
Kyushu Railway Co.	33,700	765,286
Lasertec Corp.	16,700	2,271,969
Lawson, Inc.	10,800	490,554
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Lion Corp.	62,700	683,544
Lixil Corp.	61,900	974,370
M3, Inc.	91,900	2,255,775
Makita Corp.	60,300	1,701,106
Marubeni Corp.	369,800	5,248,645
Marui Group Co. Ltd.	45,100	718,562
MatsukiyoCocokara & Co.	30,800	1,649,336
Mazda Motor Corp.	128,800	1,165,574
McDonald's Holdings Co. Japan Ltd.	18,400	766,548
Medipal Holdings Corp.	45,400	693,618
MEIJI Holdings Co. Ltd.	60,600	1,462,261
MINEBEA MITSUMI, Inc.	87,200	1,614,825
MISUMI Group, Inc.	61,100	1,541,382
Mitsubishi Chemical Group Corp.	307,300	1,802,820
Mitsubishi Corp.	317,300	11,764,174
Mitsubishi Electric Corp.	462,500	5,734,482
Mitsubishi Estate Co. Ltd.	271,000	3,339,886
Mitsubishi Gas Chemical Co., Inc.	44,200	643,485
Mitsubishi HC Capital, Inc.	170,700	886,059
Mitsubishi Heavy Industries Ltd.	72,700	2,756,802
Mitsubishi Motors Corp. *	147,700	567,705
Mitsubishi UFJ Financial Group, Inc.	2,631,000	16,468,836
Mitsui & Co. Ltd.	342,700	10,698,652
Mitsui Chemicals, Inc.	40,700	1,029,751
Mitsui Fudosan Co. Ltd.	205,500	4,081,645
Mitsui OSK Lines Ltd.	78,100	1,936,148
Mizuho Financial Group, Inc.	546,700	7,924,869
MonotaRO Co. Ltd.	52,800	798,806
MS&AD Insurance Group Holdings, Inc.	95,800	3,144,379
Murata Manufacturing Co. Ltd.	138,400	7,852,286
Nagoya Railroad Co. Ltd.	42,500	685,616
NEC Corp.	58,700	2,257,327
Nexon Co. Ltd.	97,100	2,193,524
NGK Insulators Ltd.	58,300	731,772
NIDEC Corp.	114,100	5,645,905
Nihon M&A Center Holdings, Inc.	64,100	489,970
Nikon Corp.	75,000	775,280
Nintendo Co. Ltd.	251,600	10,636,991
Nippon Building Fund, Inc., REIT	367	1,538,910
Nippon Express Holdings, Inc.	18,200	1,068,012
Nippon Paint Holdings Co. Ltd.	229,700	2,072,409
Nippon Prologis REIT, Inc., REIT	592	1,348,619
Nippon Sanso Holdings Corp.	45,900	828,159
Nippon Shinyaku Co. Ltd.	13,100	599,046
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Nippon Steel Corp.	204,800	4,374,000
Nippon Telegraph & Telephone Corp.	257,400	7,854,298
Nippon Yusen KK	110,000	2,600,280
Nissan Chemical Corp.	30,400	1,351,038
Nissan Motor Co. Ltd.	507,500	1,850,566
Nisshin Seifun Group, Inc.	56,600	686,074
Nissin Foods Holdings Co. Ltd.	17,300	1,667,929
Niterra Co. Ltd.	37,000	775,514
Nitori Holdings Co. Ltd.	18,600	2,368,448
Nitto Denko Corp.	32,200	2,081,673
Nomura Holdings, Inc.	647,500	2,321,224
Nomura Real Estate Holdings, Inc.	24,700	615,500
Nomura Real Estate Master Fund, Inc., REIT	1,016	1,188,828
Nomura Research Institute Ltd.	96,100	2,417,833
NSK Ltd.	105,800	597,338
NTT Data Corp.	139,000	1,888,058
Obayashi Corp.	154,800	1,290,532
Obic Co. Ltd.	14,100	2,172,461
Odakyu Electric Railway Co. Ltd.	75,500	1,054,608
Oji Holdings Corp.	217,500	854,710
Olympus Corp.	276,600	4,842,275
Omron Corp.	44,600	2,616,198
Ono Pharmaceutical Co. Ltd.	102,600	2,065,861
Open House Group Co. Ltd.	15,300	611,583
Oracle Corp.	7,200	516,735
Oriental Land Co. Ltd.	250,500	8,864,992
ORIX Corp.	252,500	4,295,662
Orix JREIT, Inc., REIT	595	769,152
Osaka Gas Co. Ltd.	89,800	1,485,401
Otsuka Corp.	25,300	920,896
Otsuka Holdings Co. Ltd.	120,100	4,085,894
Pan Pacific International Holdings Corp.	114,600	2,141,522
Panasonic Holdings Corp.	501,800	4,726,345
Persol Holdings Co. Ltd.	40,900	843,334
Rakuten Group, Inc.	197,700	986,118
Recruit Holdings Co. Ltd.	365,300	10,247,983
Renesas Electronics Corp. *	303,800	3,959,258
Resona Holdings, Inc.	511,900	2,551,290
Resonac Holdings Corp.	39,900	631,827
Ricoh Co. Ltd.	130,700	1,082,161
Rinnai Corp.	26,000	628,424
Rohm Co. Ltd.	18,700	1,407,889
Santen Pharmaceutical Co. Ltd.	83,400	701,697
SBI Holdings, Inc.	58,800	1,148,409
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SBI Shinsei Bank Ltd. *	12,800	229,696
SCSK Corp.	32,800	495,208
Secom Co. Ltd.	46,400	2,971,177
Sega Sammy Holdings, Inc.	34,600	646,727
Seibu Holdings, Inc.	58,700	656,993
Seiko Epson Corp.	68,900	1,053,739
Sekisui Chemical Co. Ltd.	92,300	1,313,655
Sekisui House Ltd.	147,300	3,028,291
Seven & i Holdings Co. Ltd.	171,900	7,790,070
SG Holdings Co. Ltd.	104,900	1,509,493
Sharp Corp. *	49,200	350,648
Shimadzu Corp.	59,200	1,851,585
Shimano, Inc.	17,900	2,768,280
Shimizu Corp.	146,300	893,456
Shin-Etsu Chemical Co. Ltd.	435,600	12,430,204
Shionogi & Co. Ltd.	60,200	2,694,825
Shiseido Co. Ltd.	86,000	4,310,818
SMC Corp.	13,200	6,583,432
SoftBank Corp.	597,700	6,729,392
SoftBank Group Corp.	256,000	9,600,620
Sojitz Corp.	44,880	945,241
Sompo Holdings, Inc.	75,000	3,129,720
Sony Group Corp.	271,700	24,581,717
Square Enix Holdings Co. Ltd.	19,100	939,895
Stanley Electric Co. Ltd.	32,200	726,364
Subaru Corp.	132,500	2,162,641
SUMCO Corp.	75,500	1,039,760
Sumitomo Chemical Co. Ltd.	355,200	1,200,300
Sumitomo Corp.	269,600	4,832,005
Sumitomo Electric Industries Ltd.	171,100	2,183,623
Sumitomo Metal Mining Co. Ltd.	58,800	2,170,232
Sumitomo Mitsui Financial Group, Inc.	296,100	12,102,684
Sumitomo Mitsui Trust Holdings, Inc.	79,500	2,865,794
Sumitomo Pharma Co. Ltd.	40,500	254,082
Sumitomo Realty & Development Co. Ltd.	102,600	2,395,631
Suntory Beverage & Food Ltd.	27,200	1,023,955
Suzuki Motor Corp.	105,900	3,692,572
Sysmex Corp.	36,600	2,354,230
T&D Holdings, Inc.	126,500	1,549,163
Taisei Corp.	43,400	1,476,073
Taisho Pharmaceutical Holdings Co. Ltd.	12,300	531,187
Takeda Pharmaceutical Co. Ltd.	340,500	11,290,696
TDK Corp.	83,500	2,870,641
Terumo Corp.	161,000	4,821,273
INVESTMENTS	SHARES	VALUE($)

Japan — continued
TIS, Inc.	49,400	1,356,510
Tobu Railway Co. Ltd.	45,300	1,156,319
Toho Co. Ltd.	27,200	1,080,562
Tokio Marine Holdings, Inc.	439,100	8,828,999
Tokyo Century Corp.	10,100	347,462
Tokyo Electric Power Co. Holdings, Inc. *	171,800	615,974
Tokyo Electron Ltd.	101,600	11,633,760
Tokyo Gas Co. Ltd.	87,000	1,782,024
Tokyu Corp.	134,600	1,900,017
Tokyu Fudosan Holdings Corp.	130,200	660,738
Toppan, Inc.	75,400	1,602,910
Toray Industries, Inc.	351,200	1,990,356
Toshiba Corp.	93,100	2,999,661
Tosoh Corp.	70,100	936,557
TOTO Ltd.	34,300	1,173,120
Toyo Suisan Kaisha Ltd.	21,800	973,304
Toyota Industries Corp.	44,300	2,574,623
Toyota Motor Corp.	2,704,900	37,138,375
Toyota Tsusho Corp.	50,900	2,115,776
Trend Micro, Inc.	30,300	1,480,564
Unicharm Corp.	94,900	3,831,108
United Urban Investment Corp., REIT	664	737,252
USS Co. Ltd.	46,700	784,746
Welcia Holdings Co. Ltd.	22,000	460,615
West Japan Railway Co.	52,400	2,271,108
Yakult Honsha Co. Ltd.	34,300	2,579,840
Yamaha Corp.	37,200	1,466,038
Yamaha Motor Co. Ltd.	75,500	1,957,809
Yamato Holdings Co. Ltd.	72,100	1,238,504
Yaskawa Electric Corp.	57,300	2,333,579
Yokogawa Electric Corp.	51,300	833,153
Z Holdings Corp.	573,500	1,570,955
ZOZO, Inc.	24,100	507,169
		799,573,815
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	38,115	882,773
Luxembourg — 0.2%
ArcelorMittal SA *	122,844	3,489,955
Eurofins Scientific SE	27,802	1,941,965
		5,431,920
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Macau — 0.1%
Galaxy Entertainment Group Ltd. *	434,000	3,088,907
Sands China Ltd. *	522,800	1,872,366
		4,961,273
Mexico — 0.0% ^
Fresnillo plc	39,663	354,951
Netherlands — 5.0%
Adyen NV * (b)	6,671	10,719,308
Aegon NV	303,318	1,383,958
Akzo Nobel NV (a)	37,544	3,114,584
Argenx SE *	10,239	3,949,676
Argenx SE *	1,708	665,868
ASM International NV	9,988	3,626,137
ASML Holding NV	86,796	55,081,844
HAL Trust	19,074	2,618,454
Heineken Holding NV	23,563	2,261,605
Heineken NV (a)	50,845	5,838,285
ING Groep NV (a)	802,318	9,950,576
JDE Peet's NV	28,142	855,867
Koninklijke Ahold Delhaize NV	213,946	7,356,461
Koninklijke KPN NV	686,690	2,504,279
Koninklijke Philips NV	191,469	4,042,296
NN Group NV	63,515	2,368,497
Randstad NV	26,933	1,463,425
Shell plc	1,530,833	47,039,701
Universal Music Group NV	163,989	3,582,737
Wolters Kluwer NV	55,444	7,345,978
		175,769,536
New Zealand — 0.2%
Auckland International Airport Ltd. *	259,191	1,419,163
Contact Energy Ltd.	168,634	817,882
Fisher & Paykel Healthcare Corp. Ltd.	124,701	2,138,985
Mercury NZ Ltd.	139,229	546,881
Meridian Energy Ltd.	261,190	884,570
Spark New Zealand Ltd.	402,000	1,302,542
		7,110,023
Norway — 0.7%
Aker ASA, Class A (a)	5,049	308,603
Aker BP ASA	66,677	1,593,968
AutoStore Holdings Ltd. * (b) (c)	213,387	459,560
DNB Bank ASA (a)	193,599	3,405,422
Equinor ASA	225,612	6,495,603
Gjensidige Forsikring ASA	40,613	707,468
Kongsberg Gruppen ASA	19,086	857,263
INVESTMENTS	SHARES	VALUE($)

Norway — continued
Leroy Seafood Group ASA	59,354	312,545
Mowi ASA	97,974	1,869,275
Norsk Hydro ASA	293,997	2,163,543
Orkla ASA	161,194	1,158,628
Salmar ASA	14,332	636,749
Schibsted ASA, Class A	15,921	282,675
Schibsted ASA, Class B	21,449	347,300
Storebrand ASA	101,618	784,036
Telenor ASA	138,599	1,729,458
TOMRA Systems ASA	50,354	772,143
Var Energi ASA (a)	84,456	221,635
		24,105,874
Poland — 0.3%
Allegro.eu SA * (b)	90,722	715,092
Bank Polska Kasa Opieki SA	37,742	873,240
Dino Polska SA * (b)	10,344	1,054,915
ING Bank Slaski SA *	6,919	263,169
KGHM Polska Miedz SA	29,283	842,342
LPP SA	222	639,957
Polski Koncern Naftowy ORLEN SA *	114,978	1,754,143
Powszechna Kasa Oszczednosci Bank Polski SA	185,096	1,431,172
Powszechny Zaklad Ubezpieczen SA	122,705	1,130,468
Santander Bank Polska SA	7,243	589,136
		9,293,634
Portugal — 0.2%
EDP - Energias de Portugal SA	631,817	3,481,312
Galp Energia SGPS SA *	97,959	1,183,707
Jeronimo Martins SGPS SA	59,429	1,499,704
		6,164,723
Russia — 0.0% ^
Evraz plc ‡ *	96,418	4,961
Singapore — 1.4%
CapitaLand Ascendas, REIT	723,400	1,556,703
CapitaLand Ascott Trust, REIT	30,508	24,769
CapitaLand Integrated Commercial Trust, REIT	1,081,037	1,650,677
Capitaland Investment Ltd.	528,700	1,479,950
City Developments Ltd.	109,500	572,826
DBS Group Holdings Ltd.	394,300	9,743,139
Genting Singapore Ltd.	1,223,900	1,041,204
Great Eastern Holdings Ltd.	12,200	155,879
Jardine Cycle & Carriage Ltd.	21,100	537,391
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Keppel Corp. Ltd.	300,000	1,393,016
Mapletree Pan Asia Commercial Trust, REIT	496,200	657,291
Olam Group Ltd.	231,500	279,421
Oversea-Chinese Banking Corp. Ltd.	871,900	8,248,951
Singapore Airlines Ltd.	280,650	1,234,379
Singapore Exchange Ltd.	175,800	1,265,167
Singapore Technologies Engineering Ltd.	335,200	912,524
Singapore Telecommunications Ltd.	1,527,800	2,927,803
STMicroelectronics NV	141,264	6,042,861
United Overseas Bank Ltd.	331,800	7,046,755
UOL Group Ltd.	99,500	519,079
Venture Corp. Ltd.	58,500	747,382
		48,037,167
South Africa — 0.3%
Anglo American plc	287,978	8,873,806
South Korea — 0.0% ^
Delivery Hero SE * (b)	41,410	1,655,207
Spain — 2.5%
Acciona SA *	5,305	982,957
ACS Actividades de Construccion y Servicios SA	47,574	1,635,707
Aena SME SA * (b)	15,826	2,665,365
Amadeus IT Group SA *	96,992	6,817,086
Banco Bilbao Vizcaya Argentaria SA	1,298,274	9,504,649
Banco Santander SA (a)	3,615,807	12,702,613
CaixaBank SA	872,204	3,228,556
Cellnex Telecom SA (b)	127,767	5,379,500
Corp. ACCIONA Energias Renovables SA *	12,004	431,029
EDP Renovaveis SA *	45,498	1,011,316
Endesa SA	68,166	1,529,149
Ferrovial SA	106,499	3,339,107
Grifols SA *	63,099	649,516
Grifols SA (Preference), Class B *	56,100	415,050
Iberdrola SA	1,262,980	16,365,823
Industria de Diseno Textil SA (a)	241,563	8,304,152
Mapfre SA	211,493	423,647
Naturgy Energy Group SA	39,544	1,231,253
Red Electrica Corp. SA	93,196	1,694,428
Repsol SA	285,786	4,198,113
Telefonica SA	1,243,397	5,647,744
		88,156,760
Sweden — 3.3%
Alfa Laval AB	63,265	2,321,024
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Assa Abloy AB, Class B	213,522	5,087,376
Atlas Copco AB, Class A	549,388	7,946,418
Atlas Copco AB, Class B	336,055	4,310,512
Axfood AB	23,273	577,570
Beijer Ref AB (a)	70,912	1,159,953
Boliden AB * (a)	58,887	2,104,439
Castellum AB (a)	61,577	748,537
Electrolux AB, Class B	48,372	729,697
Embracer Group AB *	179,673	938,011
Epiroc AB, Class A	134,791	2,700,278
Epiroc AB, Class B	83,684	1,440,883
EQT AB	71,202	1,533,561
Essity AB, Class A	5,991	181,825
Essity AB, Class B	129,765	3,932,566
Evolution AB (b)	41,218	5,507,072
Fastighets AB Balder, Class B *	139,918	651,433
Getinge AB, Class B	47,058	1,194,374
H & M Hennes & Mauritz AB, Class B (a)	154,097	2,259,183
Hexagon AB, Class B	458,173	5,245,948
Holmen AB, Class B	19,880	752,057
Husqvarna AB, Class B (a)	89,048	768,594
Industrivarden AB, Class A	39,296	1,124,382
Industrivarden AB, Class C (a)	36,736	1,049,053
Indutrade AB	57,072	1,370,407
Investment AB Latour, Class B	29,228	632,836
Investor AB, Class A	120,794	2,648,751
Investor AB, Class B	392,259	8,426,959
Kinnevik AB, Class B *	52,087	855,683
L E Lundbergforetagen AB, Class B	13,704	657,534
Lifco AB, Class B	45,478	1,037,103
Nibe Industrier AB, Class B	330,121	3,696,323
Nordnet AB publ	34,875	548,286
Saab AB, Class B	17,478	981,377
Sagax AB, Class B	40,433	991,772
Sagax AB, Class D	21,365	56,438
Sandvik AB	234,959	4,786,074
Securitas AB, Class B	107,891	967,059
Skandinaviska Enskilda Banken AB, Class A	366,462	4,166,958
Skandinaviska Enskilda Banken AB, Class C	2,978	37,983
Skanska AB, Class B	85,890	1,404,857
SKF AB, Class A	3,079	55,669
SKF AB, Class B	80,702	1,461,647
SSAB AB, Class A	47,809	339,533
SSAB AB, Class B	135,482	915,734
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
Svenska Cellulosa AB SCA, Class A	6,598	90,130
Svenska Cellulosa AB SCA, Class B	129,070	1,770,804
Svenska Handelsbanken AB, Class A	330,777	2,923,998
Svenska Handelsbanken AB, Class B (a)	7,444	81,793
Swedbank AB, Class A	197,412	3,430,317
Swedish Orphan Biovitrum AB *	43,357	1,055,114
Tele2 AB, Class B	117,962	1,253,483
Telefonaktiebolaget LM Ericsson, Class A	11,614	71,122
Telefonaktiebolaget LM Ericsson, Class B	661,482	3,641,919
Telia Co. AB	526,617	1,466,192
Trelleborg AB, Class B	52,064	1,308,270
Volvo AB, Class A	41,060	869,493
Volvo AB, Class B	341,992	7,031,598
Volvo Car AB, Class B *	115,105	475,123
		115,773,085
Switzerland — 5.8%
ABB Ltd. (Registered)	368,016	13,275,678
Alcon, Inc.	107,585	7,833,947
Baloise Holding AG (Registered)	9,834	1,646,145
Barry Callebaut AG (Registered)	770	1,644,019
Chocoladefabriken Lindt & Spruengli AG	223	2,753,408
Chocoladefabriken Lindt & Spruengli AG (Registered)	23	2,835,023
Cie Financiere Richemont SA (Registered)	112,387	18,577,669
Credit Suisse Group AG (Registered) *	815,969	734,247
DSM-Firmenich AG *	37,630	4,924,324
EMS-Chemie Holding AG (Registered) *	1,459	1,198,280
Geberit AG (Registered)	7,724	4,399,298
Givaudan SA (Registered)	1,711	5,985,023
Julius Baer Group Ltd.	46,030	3,298,335
Kuehne + Nagel International AG (Registered) (a)	12,220	3,620,250
Lonza Group AG (Registered)	16,033	9,998,824
Mediclinic International plc	87,023	545,518
Novartis AG (Registered)	517,518	52,938,930
Partners Group Holding AG	4,887	4,743,974
Schindler Holding AG	8,768	1,959,401
Schindler Holding AG (Registered)	4,477	956,389
SGS SA (Registered)	32,667	2,956,214
Sika AG (Registered)	33,101	9,143,258
Sonova Holding AG (Registered)	11,059	3,507,100
Straumann Holding AG (Registered)	25,062	3,770,594
Swatch Group AG (The)	6,232	2,137,966
Swatch Group AG (The) (Registered)	11,796	744,185
INVESTMENTS	SHARES	VALUE($)

Switzerland — continued
Swiss Life Holding AG (Registered)	6,636	4,380,139
Swisscom AG (Registered)	5,465	3,752,000
UBS Group AG (Registered) *	758,850	15,444,545
Zurich Insurance Group AG	32,395	15,710,028
		205,414,711
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 11.8%
3i Group plc	209,543	4,662,129
abrdn plc	429,638	1,151,314
Admiral Group plc	59,146	1,719,026
Ashtead Group plc	96,737	5,577,482
Associated British Foods plc	76,699	1,889,754
AstraZeneca plc	333,604	49,094,161
Auto Trader Group plc (b)	208,626	1,668,377
Aviva plc	604,688	3,219,565
B&M European Value Retail SA	183,343	1,106,833
BAE Systems plc	657,751	8,379,737
Barclays plc	3,247,292	6,541,385
Barratt Developments plc	215,524	1,355,951
Berkeley Group Holdings plc	24,106	1,349,025
BP plc	3,935,997	26,406,585
British American Tobacco plc	481,299	17,781,972
British Land Co. plc (The), REIT	201,299	1,014,193
BT Group plc	1,502,283	3,000,498
Bunzl plc	72,703	2,894,094
Burberry Group plc	87,169	2,845,369
Centrica plc	1,271,862	1,827,604
CK Hutchison Holdings Ltd.	576,500	3,854,151
CNH Industrial NV	214,440	3,017,565
Coca-Cola Europacific Partners plc	43,303	2,791,744
Compass Group plc	384,395	10,140,709
ConvaTec Group plc (b)	347,635	961,062
Croda International plc	30,688	2,696,231
DCC plc	21,748	1,353,094
Dechra Pharmaceuticals plc	24,427	1,146,629
Diageo plc	501,947	22,896,869
Direct Line Insurance Group plc	281,432	608,300
DS Smith plc	295,619	1,154,174
easyJet plc *	122,005	765,444
Entain plc	126,779	2,310,074
Halma plc	81,739	2,377,247
Harbour Energy plc	117,011	363,999
Hargreaves Lansdown plc	75,322	762,579
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Hiscox Ltd.	76,179	1,133,785
Howden Joinery Group plc	124,601	1,074,108
HSBC Holdings plc	4,299,075	30,984,937
Imperial Brands plc	206,600	5,114,197
Informa plc	304,765	2,770,643
InterContinental Hotels Group plc	40,417	2,778,939
Intermediate Capital Group plc	63,116	1,036,356
Intertek Group plc	34,746	1,817,709
ITV plc	777,517	791,372
J Sainsbury plc	377,430	1,311,571
JD Sports Fashion plc	531,352	1,078,414
Johnson Matthey plc	42,831	1,058,083
Kingfisher plc	419,420	1,359,381
Land Securities Group plc, REIT	161,244	1,368,290
Legal & General Group plc	1,286,037	3,794,482
Lloyds Banking Group plc	14,483,048	8,798,768
London Stock Exchange Group plc	81,730	8,581,100
M&G plc	509,649	1,317,207
Melrose Industries plc	290,971	1,498,819
National Grid plc	834,556	11,965,802
NatWest Group plc	1,089,169	3,587,831
Next plc	27,830	2,361,287
Ocado Group plc *	156,501	996,027
Pearson plc	154,098	1,714,462
Pepco Group NV * (b)	25,538	244,896
Persimmon plc	68,748	1,137,759
Phoenix Group Holdings plc	182,482	1,359,592
Reckitt Benckiser Group plc	158,577	12,814,578
RELX plc	426,809	14,220,719
Rentokil Initial plc	542,562	4,319,474
Rightmove plc	187,903	1,360,056
Rolls-Royce Holdings plc *	1,801,539	3,451,153
Sage Group plc (The)	236,996	2,444,124
Schroders plc	197,199	1,207,826
Segro plc, REIT	260,372	2,741,179
Severn Trent plc	54,543	2,009,014
Smith & Nephew plc	190,511	3,137,671
Smiths Group plc	75,809	1,602,955
Spirax-Sarco Engineering plc	15,851	2,215,019
SSE plc	225,690	5,207,383
St. James's Place plc	117,176	1,782,026
Standard Chartered plc	523,517	4,147,895
Tate & Lyle plc	86,465	886,599
Taylor Wimpey plc	783,034	1,263,713
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Tesco plc	1,594,303	5,636,583
Unilever plc	566,072	31,520,096
United Utilities Group plc	146,808	1,994,310
Vodafone Group plc	5,769,919	6,930,402
Weir Group plc (The)	55,715	1,289,432
Whitbread plc	43,370	1,775,222
Wise plc, Class A *	101,156	700,387
WPP plc	231,463	2,697,567
		419,076,125
United States — 7.2%
CSL Ltd.	103,822	20,726,689
Experian plc	208,737	7,390,309
Ferguson plc	44,480	6,284,936
GSK plc	862,777	15,558,600
Haleon plc	1,093,504	4,807,808
Holcim AG *	122,001	8,060,938
James Hardie Industries plc, CHDI	95,674	2,134,976
Nestle SA (Registered)	592,071	75,956,536
QIAGEN NV *	49,698	2,222,532
Roche Holding AG	151,259	47,365,275
Roche Holding AG	5,726	1,937,687
Sanofi	247,025	26,621,453
Schneider Electric SE	122,956	21,442,530
Stellantis NV	465,697	7,724,320
Swiss Re AG	62,206	6,264,388
Tenaris SA	98,813	1,413,547
		255,912,524
Total Common Stocks (Cost $3,211,937,245)		3,498,233,152
Short-Term Investments — 2.7%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e)(Cost $18,160,002)	18,160,002	18,160,002
Investment of Cash Collateral from Securities Loaned — 2.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (d) (e)	67,998,827	68,005,627
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e)	8,624,220	8,624,220
Total Investment of Cash Collateral from Securities Loaned (Cost $76,636,647)		76,629,847
Total Short-Term Investments (Cost $94,796,649)		94,789,849
Total Investments — 101.5% (Cost $3,306,733,894)		3,593,023,001
Liabilities in Excess of Other Assets — (1.5)%		(52,926,873)
NET ASSETS — 100.0%		3,540,096,128

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $72,676,586.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	9.4%
Banks	8.8
Insurance	5.1
Oil, Gas & Consumable Fuels	4.3
Food Products	3.3
Textiles, Apparel & Luxury Goods	3.3
Metals & Mining	3.3
Machinery	3.0
Automobiles	2.9
Chemicals	2.9
Semiconductors & Semiconductor Equipment	2.8
Capital Markets	2.5
Personal Care Products	2.1
Beverages	2.1
Health Care Equipment & Supplies	2.1
Diversified Telecommunication Services	1.9
Trading Companies & Distributors	1.9
Electric Utilities	1.8
Electrical Equipment	1.8
Hotels, Restaurants & Leisure	1.7
Aerospace & Defense	1.6
Industrial Conglomerates	1.5
Professional Services	1.5
Electronic Equipment, Instruments & Components	1.4
Consumer Staples Distribution & Retail	1.4
Financial Services	1.3
Software	1.3
Household Durables	1.2
Real Estate Management & Development	1.2
Building Products	1.0
Broadline Retail	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	15.0
Short-Term Investments	2.6
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	391	06/16/2023	USD	42,036,410	2,027,686

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Air Freight & Logistics — 0.5%
Nippon Express Holdings, Inc.	168,500	9,887,911
SG Holdings Co. Ltd.	963,200	13,860,280
Yamato Holdings Co. Ltd.	661,300	11,359,537
		35,107,728
Automobile Components — 2.2%
Aisin Corp.	361,200	10,601,752
Bridgestone Corp.	1,215,300	48,804,450
Denso Corp.	997,700	60,224,774
Koito Manufacturing Co. Ltd.	508,900	9,843,885
Niterra Co. Ltd.	339,300	7,111,676
Stanley Electric Co. Ltd.	298,100	6,724,509
Sumitomo Electric Industries Ltd.	1,571,600	20,057,174
		163,368,220
Automobiles — 7.4%
Honda Motor Co. Ltd.	3,371,200	89,414,437
Isuzu Motors Ltd.	1,231,300	14,540,450
Mazda Motor Corp.	1,188,700	10,757,129
Mitsubishi Motors Corp. *	1,357,400	5,217,350
Nissan Motor Co. Ltd.	4,678,900	17,061,311
Subaru Corp.	1,218,300	19,884,871
Suzuki Motor Corp.	971,900	33,888,673
Toyota Motor Corp.	24,870,300	341,470,116
Yamaha Motor Co. Ltd.	692,700	17,962,570
		550,196,907
Banks — 5.9%
Bank of Kyoto Ltd. (The)	150,200	7,390,207
Chiba Bank Ltd. (The)	1,452,500	9,484,872
Concordia Financial Group Ltd.	2,394,000	9,083,696
Fukuoka Financial Group, Inc.	377,800	7,115,895
Japan Post Bank Co. Ltd.	2,746,800	21,934,763
Mitsubishi UFJ Financial Group, Inc.	24,192,500	151,433,795
Mizuho Financial Group, Inc.	5,027,600	72,879,228
Resona Holdings, Inc.	4,707,800	23,463,498
SBI Shinsei Bank Ltd. *	118,300	2,122,890
Sumitomo Mitsui Financial Group, Inc.	2,722,000	111,258,042
Sumitomo Mitsui Trust Holdings, Inc.	729,200	26,286,001
		442,452,887
Beverages — 1.0%
Asahi Group Holdings Ltd.	1,003,100	38,753,866
Kirin Holdings Co. Ltd.	1,647,100	26,757,661
Suntory Beverage & Food Ltd.	251,300	9,460,290
		74,971,817
INVESTMENTS	SHARES	VALUE($)

Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,055,400	19,722,188
Rakuten Group, Inc.	1,826,500	9,110,498
		28,832,686
Building Products — 1.9%
AGC, Inc.	450,400	16,793,104
Daikin Industries Ltd.	580,600	105,455,000
Lixil Corp.	568,800	8,953,504
TOTO Ltd.	315,300	10,783,811
		141,985,419
Capital Markets — 0.8%
Daiwa Securities Group, Inc.	2,951,400	13,708,357
Japan Exchange Group, Inc.	1,046,700	16,996,085
Nomura Holdings, Inc.	5,954,000	21,344,507
SBI Holdings, Inc.	538,400	10,515,361
		62,564,310
Chemicals — 3.8%
Asahi Kasei Corp.	2,759,800	19,492,909
JSR Corp.	413,000	9,583,024
Kansai Paint Co. Ltd.	512,300	7,222,396
Mitsubishi Chemical Group Corp.	2,832,500	16,617,269
Mitsubishi Gas Chemical Co., Inc.	405,300	5,900,552
Mitsui Chemicals, Inc.	373,100	9,439,805
Nippon Paint Holdings Co. Ltd.	2,112,300	19,057,685
Nippon Sanso Holdings Corp.	420,500	7,586,950
Nissan Chemical Corp.	280,000	12,443,774
Nitto Denko Corp.	296,600	19,174,666
Resonac Holdings Corp.	365,600	5,789,369
Shin-Etsu Chemical Co. Ltd.	4,007,700	114,363,013
Sumitomo Chemical Co. Ltd.	3,277,800	11,076,415
Toray Industries, Inc.	3,230,000	18,305,381
Tosoh Corp.	643,400	8,596,015
		284,649,223
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	533,200	15,327,432
Secom Co. Ltd.	425,200	27,227,254
Toppan, Inc.	691,700	14,704,684
		57,259,370
Construction & Engineering — 0.6%
Kajima Corp.	941,800	12,460,524
Obayashi Corp.	1,428,100	11,905,742
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — continued
Shimizu Corp.	1,342,900	8,201,104
Taisei Corp.	398,100	13,539,741
		46,107,111
Consumer Finance — 0.1%
Acom Co. Ltd.	930,400	2,279,610
Marui Group Co. Ltd.	413,500	6,588,148
		8,867,758
Consumer Staples Distribution & Retail — 1.9%
Aeon Co. Ltd.	1,725,900	35,177,296
Cosmos Pharmaceutical Corp.	42,800	4,209,603
Kobe Bussan Co. Ltd.	281,900	7,884,295
Lawson, Inc.	99,700	4,528,539
MatsukiyoCocokara & Co.	283,300	15,170,675
Seven & i Holdings Co. Ltd.	1,579,100	71,560,786
Welcia Holdings Co. Ltd.	203,000	4,250,223
		142,781,417
Diversified REITs — 0.4%
Daiwa House REIT Investment Corp.	4,229	8,997,912
Nomura Real Estate Master Fund, Inc.	9,334	10,921,773
United Urban Investment Corp.	6,136	6,812,920
		26,732,605
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	2,365,900	72,193,019
Electric Utilities — 0.5%
Chubu Electric Power Co., Inc.	1,501,000	16,739,699
Kansai Electric Power Co., Inc. (The)	1,636,000	17,660,155
Tokyo Electric Power Co. Holdings, Inc. *	1,590,300	5,701,885
		40,101,739
Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	295,700	11,936,083
Mitsubishi Electric Corp.	4,251,500	52,713,843
NIDEC Corp.	1,050,900	52,000,717
		116,650,643
Electronic Equipment, Instruments & Components — 5.3%
Hamamatsu Photonics KK	291,000	15,427,031
Hirose Electric Co. Ltd.	61,800	8,340,460
Ibiden Co. Ltd.	279,100	10,981,534
Keyence Corp.	395,400	178,308,120
Kyocera Corp.	687,200	36,069,446
Murata Manufacturing Co. Ltd.	1,270,700	72,094,656
Omron Corp.	408,800	23,979,862
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
Shimadzu Corp.	544,400	17,027,076
TDK Corp.	769,700	26,461,461
Yokogawa Electric Corp.	473,200	7,685,144
		396,374,790
Entertainment — 2.2%
Capcom Co. Ltd.	316,500	11,893,314
Koei Tecmo Holdings Co. Ltd.	240,100	4,415,387
Konami Group Corp.	198,500	9,766,994
Nexon Co. Ltd.	892,600	20,164,153
Nintendo Co. Ltd.	2,314,000	97,829,881
Square Enix Holdings Co. Ltd.	176,900	8,705,097
Toho Co. Ltd.	251,500	9,991,226
		162,766,052
Financial Services — 0.8%
GMO Payment Gateway, Inc.	88,500	6,921,749
Mitsubishi HC Capital, Inc.	1,568,000	8,139,074
ORIX Corp.	2,322,400	39,509,884
Tokyo Century Corp.	93,100	3,202,842
		57,773,549
Food Products — 1.7%
Ajinomoto Co., Inc.	1,063,300	38,240,908
Kikkoman Corp.	383,200	22,698,367
MEIJI Holdings Co. Ltd.	558,600	13,478,859
Nisshin Seifun Group, Inc.	517,700	6,275,274
Nissin Foods Holdings Co. Ltd.	160,800	15,503,063
Toyo Suisan Kaisha Ltd.	201,600	9,000,826
Yakult Honsha Co. Ltd.	314,900	23,684,885
		128,882,182
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	824,500	13,638,228
Tokyo Gas Co. Ltd.	800,400	16,394,618
		30,032,846
Ground Transportation — 3.0%
Central Japan Railway Co.	408,300	50,547,040
East Japan Railway Co.	748,400	42,824,684
Hankyu Hanshin Holdings, Inc.	478,100	14,926,910
Keio Corp.	242,300	8,999,011
Keisei Electric Railway Co. Ltd.	341,100	12,037,054
Kintetsu Group Holdings Co. Ltd.	376,900	12,723,121
Kyushu Railway Co.	311,400	7,071,515
Nagoya Railroad Co. Ltd.	388,700	6,270,560
Odakyu Electric Railway Co. Ltd. (a)	692,400	9,671,668
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	83

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — continued
Seibu Holdings, Inc.	537,300	6,013,666
Tobu Railway Co. Ltd.	415,800	10,613,627
Tokyu Corp.	1,237,100	17,462,937
West Japan Railway Co.	482,900	20,929,737
		220,091,530
Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd. (a)	467,800	8,465,426
Hoya Corp.	707,200	74,153,486
Olympus Corp.	2,545,100	44,555,582
Sysmex Corp.	336,000	21,612,607
Terumo Corp.	1,480,700	44,340,734
		193,127,835
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	416,700	6,366,310
Health Care Technology — 0.3%
M3, Inc.	846,200	20,770,807
Hotels, Restaurants & Leisure — 1.2%
McDonald's Holdings Co. Japan Ltd. (a)	171,000	7,123,901
Oriental Land Co. Ltd.	2,304,000	81,536,689
		88,660,590
Household Durables — 4.6%
Haseko Corp.	446,800	5,454,679
Iida Group Holdings Co. Ltd.	347,900	6,185,417
Nikon Corp.	687,700	7,108,806
Open House Group Co. Ltd.	140,800	5,628,163
Panasonic Holdings Corp.	4,615,600	43,473,332
Rinnai Corp.	236,900	5,725,914
Sekisui Chemical Co. Ltd.	848,900	12,081,929
Sekisui House Ltd.	1,355,800	27,873,431
Sharp Corp. *	450,800	3,212,853
Sony Group Corp.	2,496,400	225,858,663
		342,603,187
Household Products — 0.6%
Lion Corp.	579,500	6,317,608
Unicharm Corp.	873,100	35,246,997
		41,564,605
Industrial Conglomerates — 1.8%
Hikari Tsushin, Inc.	40,200	5,485,092
Hitachi Ltd.	1,857,100	102,724,811
Toshiba Corp.	858,100	27,647,791
		135,857,694
INVESTMENTS	SHARES	VALUE($)

Industrial REITs — 0.3%
GLP J-REIT	9,328	10,657,945
Nippon Prologis REIT, Inc.	5,435	12,381,324
		23,039,269
Insurance — 3.2%
Dai-ichi Life Holdings, Inc.	2,041,500	37,973,492
Japan Post Holdings Co. Ltd.	4,779,400	39,343,661
Japan Post Insurance Co. Ltd.	396,200	6,433,928
MS&AD Insurance Group Holdings, Inc.	881,100	28,919,750
Sompo Holdings, Inc.	687,800	28,701,619
T&D Holdings, Inc.	1,166,600	14,286,592
Tokio Marine Holdings, Inc.	4,038,400	81,200,245
		236,859,287
Interactive Media & Services — 0.2%
Kakaku.com, Inc.	248,200	3,414,915
Z Holdings Corp.	5,288,900	14,487,574
		17,902,489
IT Services — 2.1%
Fujitsu Ltd.	360,200	48,006,488
Itochu Techno-Solutions Corp.	185,000	4,790,684
NEC Corp.	539,500	20,746,644
Nomura Research Institute Ltd.	883,900	22,238,524
NTT Data Corp.	1,276,900	17,344,324
Obic Co. Ltd.	130,300	20,076,001
Otsuka Corp.	232,600	8,466,415
SCSK Corp.	303,400	4,580,678
TIS, Inc.	452,600	12,428,271
		158,678,029
Leisure Products — 1.0%
Bandai Namco Holdings, Inc.	1,319,100	29,963,912
Sega Sammy Holdings, Inc.	319,900	5,979,418
Shimano, Inc.	165,900	25,656,848
Yamaha Corp.	340,900	13,434,745
		75,034,923
Machinery — 5.1%
Daifuku Co. Ltd.	751,600	13,848,069
FANUC Corp.	1,898,900	64,128,158
Hitachi Construction Machinery Co. Ltd.	204,000	5,026,943
Hoshizaki Corp.	234,500	8,259,365
Kawasaki Heavy Industries Ltd.	332,200	7,226,766
Komatsu Ltd.	1,926,500	47,911,807
Kubota Corp.	2,239,300	33,932,115
Kurita Water Industries Ltd.	211,200	8,851,154
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Makita Corp.	554,900	15,654,122
MINEBEA MITSUMI, Inc.	803,000	14,870,467
MISUMI Group, Inc.	563,900	14,225,622
Mitsubishi Heavy Industries Ltd.	667,500	25,311,765
NGK Insulators Ltd.	533,400	6,695,144
NSK Ltd.	970,900	5,481,623
SMC Corp.	121,600	60,647,371
Toyota Industries Corp.	406,900	23,648,173
Yaskawa Electric Corp.	527,400	21,478,704
		377,197,368
Marine Transportation — 0.6%
Mitsui OSK Lines Ltd. (a)	717,100	17,777,355
Nippon Yusen KK (a)	1,010,600	23,889,484
		41,666,839
Media — 0.4%
CyberAgent, Inc.	820,900	7,163,667
Dentsu Group, Inc.	444,100	16,003,075
Hakuhodo DY Holdings, Inc.	601,700	7,090,034
		30,256,776
Metals & Mining — 1.0%
JFE Holdings, Inc.	1,142,900	13,520,853
Nippon Steel Corp.	1,881,100	40,175,446
Sumitomo Metal Mining Co. Ltd.	540,500	19,949,158
		73,645,457
Office REITs — 0.5%
Japan Prime Realty Investment Corp.	1,970	5,122,335
Japan Real Estate Investment Corp.	2,745	10,876,792
Nippon Building Fund, Inc.	3,365	14,110,172
Orix JREIT, Inc.	5,457	7,054,221
		37,163,520
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings, Inc.	6,394,500	22,748,594
Idemitsu Kosan Co. Ltd.	448,252	9,544,650
Inpex Corp.	2,085,700	22,823,926
		55,117,170
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,008,200	7,891,624
Passenger Airlines — 0.2%
ANA Holdings, Inc. * (a)	316,300	6,899,468
Japan Airlines Co. Ltd.	285,800	5,452,090
		12,351,558
INVESTMENTS	SHARES	VALUE($)

Personal Care Products — 1.2%
Kao Corp.	922,400	37,272,802
Kobayashi Pharmaceutical Co. Ltd.	110,100	6,870,463
Kose Corp.	70,800	8,262,025
Shiseido Co. Ltd.	791,700	39,684,591
		92,089,881
Pharmaceuticals — 6.3%
Astellas Pharma, Inc.	3,635,100	54,761,199
Chugai Pharmaceutical Co. Ltd.	1,262,900	32,589,969
Daiichi Sankyo Co. Ltd.	3,854,600	132,269,116
Eisai Co. Ltd.	587,400	33,894,926
Kyowa Kirin Co. Ltd.	502,100	11,172,427
Nippon Shinyaku Co. Ltd.	121,300	5,546,890
Ono Pharmaceutical Co. Ltd.	942,300	18,973,302
Otsuka Holdings Co. Ltd.	1,104,200	37,565,729
Santen Pharmaceutical Co. Ltd.	768,600	6,466,716
Shionogi & Co. Ltd.	554,300	24,812,986
Sumitomo Pharma Co. Ltd.	377,500	2,368,298
Taisho Pharmaceutical Holdings Co. Ltd.	113,300	4,892,964
Takeda Pharmaceutical Co. Ltd.	3,132,100	103,857,820
		469,172,342
Professional Services — 1.4%
Nihon M&A Center Holdings, Inc.	593,800	4,538,915
Persol Holdings Co. Ltd.	374,300	7,717,847
Recruit Holdings Co. Ltd.	3,357,900	94,201,208
		106,457,970
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	136,600	12,946,632
Daiwa House Industry Co. Ltd.	1,319,700	33,637,142
Hulic Co. Ltd.	1,186,200	10,213,245
Mitsubishi Estate Co. Ltd.	2,490,500	30,693,678
Mitsui Fudosan Co. Ltd.	1,888,100	37,501,479
Nomura Real Estate Holdings, Inc.	227,500	5,669,079
Sumitomo Realty & Development Co. Ltd.	942,400	22,004,317
Tokyu Fudosan Holdings Corp.	1,197,400	6,076,559
		158,742,131
Residential REITs — 0.1%
Advance Residence Investment Corp.	2,745	7,122,189
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	13,837	10,131,665
Semiconductors & Semiconductor Equipment — 3.2%
Advantest Corp.	359,800	28,039,903
Disco Corp.	175,700	20,004,369
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	85

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Lasertec Corp.	153,100	20,828,647
Renesas Electronics Corp. *	2,791,500	36,380,082
Rohm Co. Ltd.	173,200	13,039,914
SUMCO Corp.	692,600	9,538,249
Tokyo Electron Ltd.	933,600	106,902,342
		234,733,506
Software — 0.3%
Oracle Corp.	66,100	4,743,918
Trend Micro, Inc.	279,000	13,632,914
		18,376,832
Specialty Retail — 1.7%
ABC-Mart, Inc.	62,000	3,523,383
Fast Retailing Co. Ltd.	371,200	87,900,768
Nitori Holdings Co. Ltd.	172,000	21,901,777
USS Co. Ltd.	427,700	7,187,067
ZOZO, Inc.	221,500	4,661,325
		125,174,320
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	509,900	8,008,107
Canon, Inc.	2,059,100	49,042,323
FUJIFILM Holdings Corp.	794,500	41,409,318
Ricoh Co. Ltd.	1,206,900	9,992,805
Seiko Epson Corp.	632,800	9,677,878
		118,130,431
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	375,300	10,490,135
Tobacco — 0.6%
Japan Tobacco, Inc.	2,177,600	46,855,178
Trading Companies & Distributors — 5.8%
ITOCHU Corp.	2,918,100	96,807,559
Marubeni Corp.	3,401,500	48,278,166
Mitsubishi Corp.	2,918,500	108,205,935
Mitsui & Co. Ltd.	3,152,100	98,404,499
MonotaRO Co. Ltd. (a)	486,100	7,354,158
Sojitz Corp.	411,700	8,671,029
Sumitomo Corp.	2,477,700	44,407,484
Toyota Tsusho Corp.	469,600	19,520,007
		431,648,837
INVESTMENTS	SHARES	VALUE($)

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	184,100	9,021,454
Wireless Telecommunication Services — 3.3%
KDDI Corp.	3,099,800	96,769,972
SoftBank Corp.	5,497,300	61,893,067
SoftBank Group Corp.	2,353,300	88,254,447
		246,917,486
Total Common Stocks (Cost $7,967,112,205)		7,351,563,502
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (b) (c)	35,321,570	35,325,102
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	5,162,515	5,162,515
Total Investment of Cash Collateral from Securities Loaned (Cost $40,494,214)		40,487,617
Total Investments — 99.2% (Cost $8,007,606,419)		7,392,051,119
Other Assets Less Liabilities — 0.8%		57,742,194
NET ASSETS — 100.0%		7,449,793,313

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $38,169,726.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	629	06/08/2023	JPY	95,773,093	3,879,530

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	87

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 1.7%
Boeing Co. (The) *	23,524	4,864,293
General Dynamics Corp.	9,423	2,057,418
HEICO Corp.	1,664	280,617
HEICO Corp., Class A	2,918	391,683
Howmet Aerospace, Inc.	15,431	683,439
Huntington Ingalls Industries, Inc.	1,665	335,764
L3Harris Technologies, Inc.	7,951	1,551,638
Lockheed Martin Corp.	9,507	4,415,526
Northrop Grumman Corp.	6,038	2,785,148
Raytheon Technologies Corp.	61,351	6,128,965
Textron, Inc.	8,726	584,118
TransDigm Group, Inc.	2,157	1,650,105
		25,728,714
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	4,927	496,987
Expeditors International of Washington, Inc.	6,651	757,150
FedEx Corp.	9,736	2,217,666
United Parcel Service, Inc., Class B	30,531	5,489,779
		8,961,582
Automobile Components — 0.1%
Aptiv plc *	11,356	1,168,078
BorgWarner, Inc.	9,807	472,011
Lear Corp.	2,474	315,831
		1,955,920
Automobiles — 1.5%
Ford Motor Co.	163,941	1,947,619
General Motors Co.	58,379	1,928,842
Lucid Group, Inc. * (a)	26,755	212,435
Rivian Automotive, Inc., Class A * (a)	22,941	294,103
Tesla, Inc. *	112,609	18,502,785
		22,885,784
Banks — 3.0%
Bank of America Corp.	292,213	8,556,026
Citigroup, Inc.	81,095	3,817,142
Citizens Financial Group, Inc.	20,606	637,550
Comerica, Inc.	5,465	237,017
East West Bancorp, Inc.	5,882	304,040
Fifth Third Bancorp	28,623	749,923
First Republic Bank (a) (b)	7,780	27,308
Huntington Bancshares, Inc.	60,397	676,446
JPMorgan Chase & Co. (c)	122,779	16,972,969
KeyCorp	39,062	439,838
INVESTMENTS	SHARES	VALUE($)

Banks — continued
M&T Bank Corp.	7,074	889,909
PNC Financial Services Group, Inc. (The)	16,792	2,187,158
Regions Financial Corp.	39,087	713,729
Truist Financial Corp.	55,528	1,809,102
US Bancorp	58,298	1,998,455
Wells Fargo & Co.	159,525	6,341,119
Zions Bancorp NA	6,251	174,153
		46,531,884
Beverages — 1.8%
Brown-Forman Corp., Class A	2,352	154,950
Brown-Forman Corp., Class B	7,672	499,370
Coca-Cola Co. (The)	162,925	10,451,639
Constellation Brands, Inc., Class A	6,814	1,563,608
Keurig Dr Pepper, Inc.	35,584	1,163,597
Molson Coors Beverage Co., Class B	7,862	467,632
Monster Beverage Corp. *	31,904	1,786,624
PepsiCo, Inc.	57,676	11,009,772
		27,097,192
Biotechnology — 2.4%
AbbVie, Inc.	74,055	11,191,192
Alnylam Pharmaceuticals, Inc. *	5,168	1,029,466
Amgen, Inc.	22,331	5,353,634
Biogen, Inc. *	6,043	1,838,462
BioMarin Pharmaceutical, Inc. *	7,782	747,383
Exact Sciences Corp. *	7,432	476,168
Gilead Sciences, Inc.	52,193	4,290,786
Horizon Therapeutics plc *	9,481	1,053,908
Incyte Corp. *	7,753	576,901
Moderna, Inc. *	13,846	1,839,995
Neurocrine Biosciences, Inc. *	4,051	409,313
Regeneron Pharmaceuticals, Inc. *	4,502	3,609,658
Seagen, Inc. *	5,751	1,150,200
Vertex Pharmaceuticals, Inc. *	10,752	3,663,529
		37,230,595
Broadline Retail — 2.9%
Amazon.com, Inc. *	373,202	39,354,151
Coupang, Inc. (South Korea) *	42,739	716,306
eBay, Inc.	22,700	1,053,961
Etsy, Inc. *	5,270	532,428
MercadoLibre, Inc. (Brazil) *	1,951	2,492,383
		44,149,229
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 0.5%
Allegion plc	3,679	406,456
Carrier Global Corp.	34,917	1,460,229
Fortune Brands Innovations, Inc.	5,365	347,062
Johnson Controls International plc	28,765	1,721,298
Lennox International, Inc.	1,337	376,914
Masco Corp.	9,429	504,546
Owens Corning	3,887	415,170
Trane Technologies plc	9,572	1,778,573
		7,010,248
Capital Markets — 3.0%
Ameriprise Financial, Inc.	4,421	1,348,935
Bank of New York Mellon Corp. (The)	30,790	1,311,346
BlackRock, Inc.	6,256	4,199,027
Blackstone, Inc.	29,709	2,653,905
Carlyle Group, Inc. (The)	9,134	277,034
Charles Schwab Corp. (The)	63,870	3,336,569
CME Group, Inc.	15,070	2,799,554
Coinbase Global, Inc., Class A * (a)	6,652	357,811
FactSet Research Systems, Inc.	1,606	661,174
Franklin Resources, Inc.	11,935	320,813
Goldman Sachs Group, Inc. (The)	14,194	4,874,787
Intercontinental Exchange, Inc.	23,395	2,548,417
Invesco Ltd.	19,020	325,813
Jefferies Financial Group, Inc.	7,556	242,019
KKR & Co., Inc.	24,156	1,281,959
LPL Financial Holdings, Inc.	3,314	692,096
MarketAxess Holdings, Inc.	1,583	503,980
Moody's Corp.	6,592	2,064,087
Morgan Stanley	54,685	4,920,009
MSCI, Inc.	3,340	1,611,383
Nasdaq, Inc.	14,207	786,642
Northern Trust Corp.	8,713	681,008
Raymond James Financial, Inc.	8,125	735,556
S&P Global, Inc.	13,801	5,003,966
SEI Investments Co.	4,249	250,309
State Street Corp.	14,634	1,057,453
T. Rowe Price Group, Inc.	9,396	1,055,453
		45,901,105
Chemicals — 1.7%
Air Products and Chemicals, Inc.	9,310	2,740,492
Albemarle Corp.	4,907	910,052
Celanese Corp.	4,168	442,808
CF Industries Holdings, Inc.	8,212	587,815
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Corteva, Inc.	29,851	1,824,493
Dow, Inc.	29,509	1,605,290
DuPont de Nemours, Inc.	19,203	1,338,833
Eastman Chemical Co.	4,968	418,653
Ecolab, Inc.	10,360	1,738,823
FMC Corp.	5,281	652,626
International Flavors & Fragrances, Inc.	10,673	1,034,854
Linde plc	20,607	7,613,256
LyondellBasell Industries NV, Class A	10,637	1,006,367
Mosaic Co. (The)	14,262	611,127
PPG Industries, Inc.	9,840	1,380,158
Sherwin-Williams Co. (The)	9,869	2,344,282
Westlake Corp.	1,417	161,226
		26,411,155
Commercial Services & Supplies — 0.5%
Cintas Corp.	3,625	1,652,166
Copart, Inc. *	17,955	1,419,343
Republic Services, Inc.	8,601	1,243,876
Rollins, Inc.	9,704	409,994
Waste Management, Inc.	15,554	2,582,742
		7,308,121
Communications Equipment — 0.8%
Arista Networks, Inc. *	10,350	1,657,656
Cisco Systems, Inc.	171,963	8,125,252
F5, Inc. *	2,510	337,243
Juniper Networks, Inc.	13,560	408,834
Motorola Solutions, Inc.	6,997	2,038,926
		12,567,911
Construction & Engineering — 0.1%
Quanta Services, Inc.	5,999	1,017,670
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,583	938,145
Vulcan Materials Co.	5,581	977,345
		1,915,490
Consumer Finance — 0.5%
Ally Financial, Inc.	12,549	331,043
American Express Co.	24,936	4,023,174
Capital One Financial Corp.	15,967	1,553,589
Discover Financial Services	11,170	1,155,760
Synchrony Financial	18,320	540,623
		7,604,189
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	89

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	6,709	140,218
Costco Wholesale Corp.	18,563	9,341,273
Dollar General Corp.	9,369	2,074,859
Dollar Tree, Inc. *	8,694	1,336,355
Kroger Co. (The)	27,248	1,325,070
Sysco Corp.	21,256	1,631,185
Target Corp.	19,272	3,040,158
Walgreens Boots Alliance, Inc.	29,968	1,056,372
Walmart, Inc.	58,704	8,862,543
		28,808,033
Containers & Packaging — 0.3%
Amcor plc	62,216	682,510
Avery Dennison Corp.	3,377	589,219
Ball Corp.	13,141	698,838
Crown Holdings, Inc.	5,010	429,758
International Paper Co.	14,876	492,544
Packaging Corp. of America	3,853	521,157
Sealed Air Corp.	6,068	291,203
WestRock Co.	10,662	319,114
		4,024,343
Distributors — 0.1%
Genuine Parts Co.	5,883	990,168
LKQ Corp.	10,631	613,728
Pool Corp.	1,636	574,759
		2,178,655
Diversified REITs — 0.0% ^
WP Carey, Inc.	8,794	652,515
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	298,423	5,273,134
Lumen Technologies, Inc.	38,587	91,451
Verizon Communications, Inc.	175,836	6,827,712
		12,192,297
Electric Utilities — 1.8%
Alliant Energy Corp.	10,523	580,238
American Electric Power Co., Inc.	21,492	1,986,291
Avangrid, Inc.	2,909	117,116
Constellation Energy Corp.	13,673	1,058,290
Duke Energy Corp.	32,252	3,189,078
Edison International	15,989	1,176,790
Entergy Corp.	8,530	917,657
Evergy, Inc.	9,589	595,573
Eversource Energy	14,600	1,133,106
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — continued
Exelon Corp.	41,583	1,764,783
FirstEnergy Corp.	22,719	904,216
NextEra Energy, Inc.	83,199	6,375,539
NRG Energy, Inc.	9,621	328,750
PG&E Corp. *	67,386	1,152,974
Pinnacle West Capital Corp.	4,710	369,547
PPL Corp.	30,819	885,122
Southern Co. (The)	45,569	3,351,600
Xcel Energy, Inc.	22,918	1,602,197
		27,488,867
Electrical Equipment — 0.6%
AMETEK, Inc.	9,594	1,323,300
Eaton Corp. plc	16,666	2,785,222
Emerson Electric Co.	23,915	1,991,163
Generac Holdings, Inc. *	2,630	268,839
Hubbell, Inc.	2,221	598,160
Plug Power, Inc. * (a)	21,981	198,488
Rockwell Automation, Inc.	4,819	1,365,753
Sensata Technologies Holding plc	6,422	279,036
		8,809,961
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	24,905	1,879,580
CDW Corp.	5,677	962,762
Cognex Corp.	7,257	346,086
Corning, Inc.	31,880	1,059,054
Flex Ltd. *	18,883	388,423
Keysight Technologies, Inc. *	7,457	1,078,581
TE Connectivity Ltd.	13,234	1,619,445
Teledyne Technologies, Inc. *	1,973	817,611
Trimble, Inc. *	10,317	485,931
Zebra Technologies Corp., Class A *	2,149	618,976
		9,256,449
Energy Equipment & Services — 0.4%
Baker Hughes Co.	42,128	1,231,823
Halliburton Co.	37,837	1,239,162
Schlumberger NV	59,456	2,934,153
		5,405,138
Entertainment — 1.3%
Activision Blizzard, Inc. *	29,827	2,317,856
Electronic Arts, Inc.	10,926	1,390,661
Live Nation Entertainment, Inc. *	5,986	405,731
Netflix, Inc. *	18,623	6,144,286
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
ROBLOX Corp., Class A *	15,182	540,479
Roku, Inc. *	5,080	285,547
Take-Two Interactive Software, Inc. *	6,629	823,919
Walt Disney Co. (The) *	76,455	7,836,638
		19,745,117
Financial Services — 4.4%
Apollo Global Management, Inc.	18,190	1,153,064
Berkshire Hathaway, Inc., Class B *	75,432	24,783,184
Block, Inc. *	22,507	1,368,200
Corebridge Financial, Inc.	3,245	54,711
Equitable Holdings, Inc.	14,402	374,308
Fidelity National Information Services, Inc.	24,859	1,459,720
Fiserv, Inc. *	26,591	3,247,293
FleetCor Technologies, Inc. *	3,062	655,023
Global Payments, Inc.	11,021	1,242,177
Jack Henry & Associates, Inc.	3,034	495,574
Mastercard, Inc., Class A	35,318	13,421,899
PayPal Holdings, Inc. *	47,347	3,598,372
Visa, Inc., Class A	68,037	15,834,251
Voya Financial, Inc.	4,066	310,968
		67,998,744
Food Products — 1.1%
Archer-Daniels-Midland Co.	22,911	1,788,891
Bunge Ltd.	6,258	585,749
Campbell Soup Co.	8,377	454,871
Conagra Brands, Inc.	19,971	758,099
General Mills, Inc.	24,676	2,187,034
Hershey Co. (The)	6,153	1,680,138
Hormel Foods Corp.	12,142	491,022
J M Smucker Co. (The)	4,470	690,213
Kellogg Co.	10,710	747,237
Kraft Heinz Co. (The)	33,321	1,308,516
Lamb Weston Holdings, Inc.	6,038	675,109
McCormick & Co., Inc. (Non-Voting)	10,512	923,479
Mondelez International, Inc., Class A	57,065	4,378,027
Tyson Foods, Inc., Class A	11,950	746,755
		17,415,140
Gas Utilities — 0.1%
Atmos Energy Corp.	6,008	685,753
UGI Corp.	8,755	296,620
		982,373
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — 0.9%
CSX Corp.	88,031	2,697,270
JB Hunt Transport Services, Inc.	3,452	605,101
Norfolk Southern Corp.	9,524	1,933,658
Old Dominion Freight Line, Inc.	3,781	1,211,395
Uber Technologies, Inc. *	83,511	2,593,016
Union Pacific Corp.	25,595	5,008,941
		14,049,381
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	72,994	8,063,647
Align Technology, Inc. *	3,021	982,731
Baxter International, Inc.	21,104	1,006,239
Becton Dickinson & Co.	11,887	3,141,853
Boston Scientific Corp. *	59,952	3,124,698
Cooper Cos., Inc. (The)	2,064	787,313
Dentsply Sirona, Inc.	9,001	377,412
Dexcom, Inc. *	16,156	1,960,369
Edwards Lifesciences Corp. *	25,879	2,276,835
Hologic, Inc. *	10,314	887,107
IDEXX Laboratories, Inc. *	3,445	1,695,491
Insulet Corp. *	2,903	923,270
Intuitive Surgical, Inc. *	14,681	4,422,211
Medtronic plc	55,696	5,065,551
Novocure Ltd. *	3,769	248,377
ResMed, Inc.	6,151	1,482,145
STERIS plc	4,150	782,483
Stryker Corp.	14,096	4,223,866
Teleflex, Inc.	1,974	537,955
Zimmer Biomet Holdings, Inc.	8,766	1,213,565
		43,203,118
Health Care Providers & Services — 3.0%
agilon health, Inc. *	8,268	200,664
AmerisourceBergen Corp.	6,749	1,126,071
Cardinal Health, Inc.	10,776	884,710
Centene Corp. *	23,052	1,588,974
Cigna Group (The)	12,485	3,162,326
CVS Health Corp.	53,765	3,941,512
DaVita, Inc. *	2,316	209,274
Elevance Health, Inc.	9,981	4,677,596
HCA Healthcare, Inc.	8,890	2,554,364
Henry Schein, Inc. *	5,683	459,243
Humana, Inc.	5,244	2,781,889
Laboratory Corp. of America Holdings	3,707	840,414
McKesson Corp.	5,734	2,088,552
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	91

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Molina Healthcare, Inc. *	2,447	728,937
Quest Diagnostics, Inc.	4,635	643,384
UnitedHealth Group, Inc.	39,100	19,240,719
Universal Health Services, Inc., Class B	2,660	399,931
		45,528,560
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	22,893	502,959
Ventas, Inc.	16,754	805,030
Welltower, Inc.	19,772	1,566,338
		2,874,327
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	5,881	1,053,169
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	29,932	484,000
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc., Class A *	16,686	1,996,814
Aramark	10,922	378,993
Booking Holdings, Inc. *	1,626	4,367,940
Caesars Entertainment, Inc. *	8,988	407,067
Carnival Corp. *	41,942	386,286
Chipotle Mexican Grill, Inc. *	1,165	2,408,777
Darden Restaurants, Inc.	5,075	771,045
Domino's Pizza, Inc.	1,501	476,522
DoorDash, Inc., Class A *	11,013	673,886
Expedia Group, Inc. *	6,185	581,143
Hilton Worldwide Holdings, Inc.	11,146	1,605,247
Las Vegas Sands Corp. *	13,777	879,661
Marriott International, Inc., Class A	11,242	1,903,720
McDonald's Corp.	30,671	9,070,948
MGM Resorts International	13,167	591,462
Royal Caribbean Cruises Ltd. *	9,170	599,993
Starbucks Corp.	48,098	5,497,120
Vail Resorts, Inc.	1,683	404,795
Wynn Resorts Ltd. *	4,292	490,490
Yum! Brands, Inc.	11,739	1,650,269
		35,142,178
Household Durables — 0.3%
DR Horton, Inc.	13,088	1,437,324
Garmin Ltd.	6,436	631,822
Lennar Corp., Class A	10,620	1,198,042
Lennar Corp., Class B	583	57,029
NVR, Inc. *	112	654,080
INVESTMENTS	SHARES	VALUE($)

Household Durables — continued
PulteGroup, Inc.	9,444	634,165
Whirlpool Corp.	2,303	321,476
		4,933,938
Household Products — 1.4%
Church & Dwight Co., Inc.	10,215	992,081
Clorox Co. (The)	5,190	859,568
Colgate-Palmolive Co.	34,955	2,789,409
Kimberly-Clark Corp.	14,109	2,044,253
Procter & Gamble Co. (The)	98,774	15,446,278
		22,131,589
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	27,956	661,439
Vistra Corp.	15,652	373,457
		1,034,896
Industrial Conglomerates — 0.8%
3M Co.	23,038	2,447,096
General Electric Co.	45,595	4,512,537
Honeywell International, Inc.	27,963	5,588,126
		12,547,759
Industrial REITs — 0.3%
Prologis, Inc.	38,635	4,839,035
Insurance — 2.2%
Aflac, Inc.	23,433	1,636,795
Allstate Corp. (The)	11,018	1,275,444
American Financial Group, Inc.	2,919	358,249
American International Group, Inc.	31,110	1,650,074
Aon plc, Class A	8,601	2,796,873
Arch Capital Group Ltd. *	15,497	1,163,360
Arthur J Gallagher & Co.	8,892	1,850,070
Brown & Brown, Inc.	9,841	633,662
Chubb Ltd.	17,359	3,498,880
Cincinnati Financial Corp.	6,579	700,269
Everest Re Group Ltd.	1,640	619,920
Fidelity National Financial, Inc.	11,404	404,728
Globe Life, Inc.	3,776	409,772
Hartford Financial Services Group, Inc. (The)	13,184	935,932
Lincoln National Corp.	6,460	140,376
Loews Corp.	8,170	470,347
Markel Corp. *	544	744,480
Marsh & McLennan Cos., Inc.	20,699	3,729,753
MetLife, Inc.	27,580	1,691,481
Principal Financial Group, Inc.	9,516	710,750
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	24,498	3,341,527
Prudential Financial, Inc.	15,424	1,341,888
Reinsurance Group of America, Inc.	2,801	398,638
Travelers Cos., Inc. (The)	9,695	1,756,152
Willis Towers Watson plc	4,474	1,036,178
WR Berkley Corp.	8,538	503,059
		33,798,657
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A *	249,350	26,765,229
Alphabet, Inc., Class C *	217,405	23,527,569
Match Group, Inc. *	11,669	430,586
Meta Platforms, Inc., Class A *	93,179	22,392,777
Pinterest, Inc., Class A *	24,901	572,723
Snap, Inc., Class A *	41,114	358,103
ZoomInfo Technologies, Inc. *	11,338	248,416
		74,295,403
IT Services — 1.4%
Accenture plc, Class A	26,351	7,385,922
Akamai Technologies, Inc. *	6,581	539,445
Cloudflare, Inc., Class A *	11,985	563,894
Cognizant Technology Solutions Corp., Class A	21,312	1,272,539
DXC Technology Co. *	9,521	227,076
EPAM Systems, Inc. *	2,414	681,810
Gartner, Inc. *	3,305	999,630
GoDaddy, Inc., Class A *	6,500	491,920
International Business Machines Corp.	37,839	4,783,228
MongoDB, Inc. *	2,897	695,164
Okta, Inc. *	6,411	439,346
Snowflake, Inc., Class A *	11,973	1,772,962
Twilio, Inc., Class A *	7,316	384,895
VeriSign, Inc. *	3,819	847,054
		21,084,885
Leisure Products — 0.0% ^
Hasbro, Inc.	5,423	321,150
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	12,377	1,676,217
Avantor, Inc. *	28,231	549,940
Bio-Rad Laboratories, Inc., Class A *	892	402,105
Bio-Techne Corp.	6,582	525,770
Charles River Laboratories International, Inc. *	2,121	403,245
Danaher Corp.	27,443	6,501,521
Illumina, Inc. *	6,583	1,353,201
IQVIA Holdings, Inc. *	7,777	1,463,865
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Mettler-Toledo International, Inc. *	913	1,361,739
PerkinElmer, Inc.	5,293	690,684
Thermo Fisher Scientific, Inc.	16,418	9,110,348
Waters Corp. *	2,484	746,094
West Pharmaceutical Services, Inc.	3,117	1,125,985
		25,910,714
Machinery — 1.6%
Caterpillar, Inc.	21,782	4,765,901
Cummins, Inc.	5,895	1,385,561
Deere & Co.	11,340	4,286,747
Dover Corp.	5,837	853,136
Fortive Corp.	14,774	932,092
IDEX Corp.	3,172	654,447
Illinois Tool Works, Inc.	11,606	2,807,956
Ingersoll Rand, Inc.	16,937	965,748
Otis Worldwide Corp.	17,352	1,480,125
PACCAR, Inc.	21,841	1,631,304
Parker-Hannifin Corp.	5,366	1,743,306
Pentair plc	6,897	400,578
Snap-on, Inc.	2,203	571,480
Stanley Black & Decker, Inc.	6,189	534,358
Westinghouse Air Brake Technologies Corp.	7,631	745,320
Xylem, Inc.	7,527	781,604
		24,539,663
Media — 0.9%
Charter Communications, Inc., Class A *	4,422	1,630,391
Comcast Corp., Class A	176,177	7,288,443
Fox Corp., Class A	12,420	413,089
Fox Corp., Class B	5,767	176,124
Interpublic Group of Cos., Inc. (The)	16,278	581,613
Liberty Broadband Corp., Class A *	696	58,833
Liberty Broadband Corp., Class C *	5,001	423,985
Liberty Media Corp.-Liberty SiriusXM, Class A *	3,136	88,122
Liberty Media Corp.-Liberty SiriusXM, Class C *	6,424	179,487
News Corp., Class A	16,007	281,883
News Corp., Class B	4,934	87,579
Omnicom Group, Inc.	8,502	770,026
Paramount Global, Class A	379	10,028
Paramount Global, Class B	21,161	493,686
Sirius XM Holdings, Inc. (a)	29,295	111,321
Trade Desk, Inc. (The), Class A *	18,621	1,198,075
		13,792,685
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	93

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	59,841	2,268,572
Newmont Corp.	33,230	1,575,102
Nucor Corp.	10,601	1,570,856
Southern Copper Corp. (Mexico)	3,576	274,744
Steel Dynamics, Inc.	6,982	725,779
		6,415,053
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	19,612	391,848
Multi-Utilities — 0.8%
Ameren Corp.	10,805	961,321
CenterPoint Energy, Inc.	26,344	802,702
CMS Energy Corp.	12,203	759,759
Consolidated Edison, Inc.	14,846	1,461,886
Dominion Energy, Inc.	34,879	1,992,986
DTE Energy Co.	8,122	912,994
NiSource, Inc.	16,981	483,279
Public Service Enterprise Group, Inc.	20,893	1,320,438
Sempra Energy	13,156	2,045,626
WEC Energy Group, Inc.	13,197	1,269,155
		12,010,146
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	6,587	817,974
Boston Properties, Inc.	5,989	319,573
		1,137,547
Oil, Gas & Consumable Fuels — 4.3%
APA Corp.	13,469	496,333
Cheniere Energy, Inc.	10,392	1,589,976
Chevron Corp.	74,490	12,557,524
ConocoPhillips	51,246	5,272,701
Coterra Energy, Inc.	32,987	844,467
Devon Energy Corp.	27,377	1,462,753
Diamondback Energy, Inc.	7,702	1,095,225
EOG Resources, Inc.	24,594	2,938,245
EQT Corp.	15,344	534,585
Exxon Mobil Corp.	172,381	20,399,568
Hess Corp.	11,601	1,682,841
Kinder Morgan, Inc.	82,821	1,420,380
Marathon Oil Corp.	26,592	642,463
Marathon Petroleum Corp.	18,999	2,317,878
Occidental Petroleum Corp.	30,432	1,872,481
ONEOK, Inc.	18,726	1,224,868
Phillips 66	19,530	1,933,470
Pioneer Natural Resources Co.	9,935	2,161,359
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp.	9,472	715,420
Texas Pacific Land Corp.	276	407,831
Valero Energy Corp.	16,124	1,848,939
Williams Cos., Inc. (The)	50,977	1,542,564
		64,961,871
Passenger Airlines — 0.1%
Delta Air Lines, Inc. *	26,824	920,332
Southwest Airlines Co.	24,893	754,009
United Airlines Holdings, Inc. *	13,669	598,702
		2,273,043
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	9,712	2,396,145
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	89,009	5,943,131
Catalent, Inc. *	7,521	376,952
Elanco Animal Health, Inc. *	18,638	176,502
Eli Lilly & Co.	32,994	13,061,005
Jazz Pharmaceuticals plc *	2,616	367,469
Johnson & Johnson	109,457	17,918,111
Merck & Co., Inc.	106,149	12,257,025
Pfizer, Inc.	234,994	9,138,917
Royalty Pharma plc, Class A	15,521	545,563
Viatris, Inc.	50,775	473,731
Zoetis, Inc.	19,529	3,432,808
		63,691,214
Professional Services — 0.9%
Automatic Data Processing, Inc.	17,333	3,813,260
Booz Allen Hamilton Holding Corp.	5,514	527,800
Broadridge Financial Solutions, Inc.	4,927	716,435
Ceridian HCM Holding, Inc. *	6,456	409,827
Clarivate plc *	18,062	160,029
CoStar Group, Inc. *	17,002	1,308,304
Equifax, Inc.	5,104	1,063,572
Jacobs Solutions, Inc.	5,308	612,862
Leidos Holdings, Inc.	5,725	533,914
Paychex, Inc.	13,439	1,476,409
Paycom Software, Inc. *	2,022	587,128
Paylocity Holding Corp. *	1,718	332,072
SS&C Technologies Holdings, Inc.	9,158	536,109
TransUnion	8,083	556,191
Verisk Analytics, Inc.	6,549	1,271,226
		13,905,138
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	13,216	1,013,139
Zillow Group, Inc., Class A *	2,439	104,340
Zillow Group, Inc., Class C *	6,838	297,726
		1,415,205
Residential REITs — 0.4%
AvalonBay Communities, Inc.	5,844	1,054,082
Camden Property Trust	4,599	506,120
Equity LifeStyle Properties, Inc.	7,331	505,106
Equity Residential	14,266	902,324
Essex Property Trust, Inc.	2,724	598,545
Invitation Homes, Inc.	24,304	811,024
Mid-America Apartment Communities, Inc.	4,845	745,161
Sun Communities, Inc.	5,204	722,992
UDR, Inc.	12,964	535,802
		6,381,156
Retail REITs — 0.3%
Federal Realty Investment Trust	3,043	300,922
Kimco Realty Corp.	25,887	496,772
Realty Income Corp.	26,256	1,649,927
Regency Centers Corp.	6,461	396,899
Simon Property Group, Inc.	13,670	1,549,084
		4,393,604
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc. *	67,515	6,033,816
Analog Devices, Inc.	21,233	3,819,392
Applied Materials, Inc.	35,298	3,989,733
Broadcom, Inc.	17,504	10,966,256
Enphase Energy, Inc. *	5,697	935,447
Entegris, Inc.	6,229	466,677
First Solar, Inc. *	4,145	756,794
Intel Corp.	173,175	5,378,815
KLA Corp.	5,791	2,238,453
Lam Research Corp.	5,660	2,966,293
Marvell Technology, Inc.	35,712	1,409,910
Microchip Technology, Inc.	22,938	1,674,245
Micron Technology, Inc.	45,661	2,938,742
Monolithic Power Systems, Inc.	1,894	874,971
NVIDIA Corp.	102,994	28,579,805
NXP Semiconductors NV (China)	10,827	1,772,813
ON Semiconductor Corp. *	18,080	1,301,037
Qorvo, Inc. *	4,173	384,250
QUALCOMM, Inc.	46,690	5,453,392
Skyworks Solutions, Inc.	6,645	703,705
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
SolarEdge Technologies, Inc. *	2,354	672,373
Teradyne, Inc.	6,526	596,346
Texas Instruments, Inc.	37,915	6,339,388
		90,252,653
Software — 10.0%
Adobe, Inc. *	19,179	7,241,223
ANSYS, Inc. *	3,652	1,146,436
Aspen Technology, Inc. *	1,221	216,117
Atlassian Corp., Class A *	6,269	925,681
Autodesk, Inc. *	9,032	1,759,343
Bentley Systems, Inc., Class B	8,225	350,056
Bill Holdings, Inc. *	4,019	308,699
Cadence Design Systems, Inc. *	11,485	2,405,533
Crowdstrike Holdings, Inc., Class A *	9,125	1,095,456
Datadog, Inc., Class A *	10,377	699,202
DocuSign, Inc. *	8,393	414,950
Dynatrace, Inc. *	9,070	383,480
Fortinet, Inc. *	27,138	1,711,051
Gen Digital, Inc.	23,816	420,829
HubSpot, Inc. *	2,036	857,054
Intuit, Inc.	11,777	5,228,399
Microsoft Corp.	311,637	95,753,585
Oracle Corp.	64,345	6,094,758
Palantir Technologies, Inc., Class A *	73,757	571,617
Palo Alto Networks, Inc. *	12,661	2,310,126
PTC, Inc. *	4,463	561,401
Roper Technologies, Inc.	4,448	2,022,862
Salesforce, Inc. *	41,859	8,303,570
ServiceNow, Inc. *	8,508	3,908,745
Splunk, Inc. *	6,287	542,191
Synopsys, Inc. *	6,398	2,375,705
Tyler Technologies, Inc. *	1,731	656,101
Unity Software, Inc. * (a)	10,214	275,472
VMware, Inc., Class A *	8,714	1,089,511
Workday, Inc., Class A *	8,471	1,576,792
Zoom Video Communications, Inc., Class A *	9,047	555,757
Zscaler, Inc. *	3,573	321,927
		152,083,629
Specialized REITs — 1.1%
American Tower Corp.	19,468	3,979,065
Crown Castle, Inc.	18,119	2,230,268
Digital Realty Trust, Inc.	12,021	1,191,882
Equinix, Inc.	3,853	2,789,880
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	95

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialized REITs — continued
Extra Space Storage, Inc.	5,623	854,921
Iron Mountain, Inc.	12,183	672,989
Public Storage	6,611	1,949,121
SBA Communications Corp.	4,519	1,178,962
VICI Properties, Inc.	41,983	1,424,903
Weyerhaeuser Co.	30,689	917,908
		17,189,899
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	2,478	311,063
AutoZone, Inc. *	790	2,104,015
Bath & Body Works, Inc.	9,548	335,135
Best Buy Co., Inc.	8,240	614,045
Burlington Stores, Inc. *	2,746	529,456
CarMax, Inc. *	6,610	462,898
Home Depot, Inc. (The)	42,668	12,823,441
Lowe's Cos., Inc.	25,334	5,265,165
O'Reilly Automotive, Inc. *	2,593	2,378,585
Ross Stores, Inc.	14,410	1,537,979
TJX Cos., Inc. (The)	48,379	3,813,233
Tractor Supply Co.	4,611	1,099,263
Ulta Beauty, Inc. *	2,121	1,169,583
		32,443,861
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	622,696	105,659,057
Dell Technologies, Inc., Class C	10,161	441,902
Hewlett Packard Enterprise Co.	53,669	768,540
HP, Inc.	36,182	1,074,967
NetApp, Inc.	9,025	567,582
Seagate Technology Holdings plc	8,055	473,393
Western Digital Corp. *	13,384	460,945
		109,446,386
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc. *	4,866	1,848,739
NIKE, Inc., Class B	52,148	6,608,195
Tapestry, Inc.	9,879	403,162
VF Corp.	13,840	325,378
		9,185,474
Tobacco — 0.7%
Altria Group, Inc.	74,741	3,550,945
Philip Morris International, Inc.	64,887	6,486,753
		10,037,698
INVESTMENTS	SHARES	VALUE($)

Trading Companies & Distributors — 0.3%
Fastenal Co.	23,886	1,286,022
United Rentals, Inc.	2,900	1,047,219
Watsco, Inc.	1,374	475,926
WW Grainger, Inc.	1,898	1,320,192
		4,129,359
Water Utilities — 0.1%
American Water Works Co., Inc.	8,093	1,199,787
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	24,779	3,565,698
Total Common Stocks (Cost $1,514,873,360)		1,519,705,942
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,764)	1,730	1,764
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e) (Cost $6,814,015)	6,814,015	6,814,015
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e) (Cost $1,224,256)	1,224,256	1,224,256
Total Short-Term Investments (Cost $8,038,271)		8,038,271
Total Investments — 100.0% (Cost $1,522,913,395)		1,527,745,977
Other Assets Less Liabilities — 0.0% ^		493,253
NET ASSETS — 100.0%		1,528,239,230

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $1,144,759.
(b)	Subsequent to April 30, 2023, First Republic Bank became affiliated with JPMorgan Chase & Co.
(c)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	38	06/16/2023	USD	7,959,100	413,742

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	97

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Aerospace & Defense — 1.9%
Aerojet Rocketdyne Holdings, Inc. *	42,102	2,374,974
Axon Enterprise, Inc. * (a)	37,562	7,914,689
BWX Technologies, Inc.	50,716	3,275,239
Curtiss-Wright Corp.	21,287	3,615,171
Hexcel Corp.	46,836	3,375,939
Mercury Systems, Inc. *	32,294	1,539,455
Moog, Inc., Class A	15,971	1,439,147
Parsons Corp. *	18,426	801,531
Rocket Lab USA, Inc. * (a)	120,968	474,194
Spirit AeroSystems Holdings, Inc., Class A	58,504	1,741,079
Woodward, Inc.	33,191	3,187,000
		29,738,418
Air Freight & Logistics — 0.2%
GXO Logistics, Inc. *	65,903	3,501,426
Automobile Components — 1.2%
Adient plc *	52,991	1,957,487
Autoliv, Inc. (Sweden)	43,125	3,700,556
Dana, Inc.	70,883	1,048,360
Fox Factory Holding Corp. *	23,510	2,606,554
Gentex Corp.	130,350	3,596,356
Goodyear Tire & Rubber Co. (The) *	157,204	1,677,367
Luminar Technologies, Inc. * (a)	129,937	782,221
QuantumScape Corp. * (a)	154,550	1,081,850
Visteon Corp. *	15,619	2,192,751
		18,643,502
Automobiles — 0.3%
Harley-Davidson, Inc.	73,932	2,742,877
Thor Industries, Inc. (a)	29,744	2,350,371
		5,093,248
Banks — 5.2%
Associated Banc-Corp.	83,546	1,489,625
Bank of Hawaii Corp.	22,137	1,072,095
Bank OZK (a)	61,213	2,186,528
BankUnited, Inc.	42,031	947,799
BOK Financial Corp.	16,011	1,342,843
Cadence Bank	101,375	2,049,803
Commerce Bancshares, Inc.	63,196	3,529,497
Cullen/Frost Bankers, Inc.	35,764	3,942,981
CVB Financial Corp.	73,046	1,093,499
First Citizens BancShares, Inc., Class A (a)	6,615	6,662,496
First Financial Bankshares, Inc.	72,146	2,110,992
First Hawaiian, Inc.	70,768	1,352,376
First Horizon Corp.	298,177	5,233,006
INVESTMENTS	SHARES	VALUE($)

Banks — continued
First Interstate BancSystem, Inc., Class A	49,335	1,262,483
FNB Corp.	200,296	2,299,398
Glacier Bancorp, Inc.	61,542	2,045,041
Hancock Whitney Corp.	47,623	1,739,192
Home BancShares, Inc. (a)	105,107	2,288,179
Independent Bank Corp. (a)	25,374	1,420,944
New York Community Bancorp, Inc.	378,569	4,046,892
Old National Bancorp	162,755	2,182,545
PacWest Bancorp (a)	65,426	664,074
Pinnacle Financial Partners, Inc.	42,514	2,305,534
Popular, Inc. (Puerto Rico)	39,934	2,396,439
Prosperity Bancshares, Inc.	50,764	3,178,842
ServisFirst Bancshares, Inc.	27,175	1,372,338
SouthState Corp.	42,042	2,900,057
Synovus Financial Corp.	80,848	2,490,118
Texas Capital Bancshares, Inc. * (a)	26,774	1,345,394
UMB Financial Corp.	24,145	1,535,863
United Bankshares, Inc.	74,631	2,472,525
United Community Banks, Inc.	63,871	1,590,388
Valley National Bancorp	233,535	2,190,558
Webster Financial Corp.	96,718	3,607,581
Western Alliance Bancorp	60,511	2,246,168
Wintrust Financial Corp.	33,785	2,309,880
		82,903,973
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	5,230	1,660,577
Celsius Holdings, Inc. * (a)	22,430	2,143,635
Coca-Cola Consolidated, Inc.	2,558	1,507,839
National Beverage Corp. *	12,956	643,913
		5,955,964
Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc. *	66,577	1,420,088
Alkermes plc *	91,294	2,606,444
Apellis Pharmaceuticals, Inc. *	52,211	4,355,964
Arrowhead Pharmaceuticals, Inc. *	60,204	2,131,824
Beam Therapeutics, Inc. *	32,913	1,010,758
Blueprint Medicines Corp. *	33,245	1,697,157
Cerevel Therapeutics Holdings, Inc. *	35,625	1,034,550
CRISPR Therapeutics AG (Switzerland) * (a)	43,502	2,128,988
Cytokinetics, Inc. * (a)	52,598	1,967,165
Denali Therapeutics, Inc. *	61,142	1,518,767
Exelixis, Inc. *	180,118	3,296,159
Fate Therapeutics, Inc. *	45,902	278,625
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Halozyme Therapeutics, Inc. *	75,123	2,413,702
Intellia Therapeutics, Inc. *	46,185	1,743,484
Ionis Pharmaceuticals, Inc. *	78,952	2,792,532
Karuna Therapeutics, Inc. * (a)	16,558	3,285,770
Mirati Therapeutics, Inc. *	28,810	1,276,571
Natera, Inc. *	60,422	3,064,604
Novavax, Inc. * (a)	47,772	366,411
Relay Therapeutics, Inc. *	49,692	564,998
Sarepta Therapeutics, Inc. *	48,764	5,986,756
Ultragenyx Pharmaceutical, Inc. *	38,970	1,701,820
United Therapeutics Corp. *	25,340	5,831,494
Vir Biotechnology, Inc. *	42,136	1,059,720
		53,534,351
Broadline Retail — 0.5%
Dillard's, Inc., Class A (a)	1,886	562,764
Kohl's Corp. (a)	61,389	1,352,400
Macy's, Inc.	150,658	2,461,752
Nordstrom, Inc. (a)	62,262	962,570
Ollie's Bargain Outlet Holdings, Inc. *	32,177	2,099,549
		7,439,035
Building Products — 2.3%
A O Smith Corp. (a)	70,511	4,815,196
Advanced Drainage Systems, Inc. (a)	34,768	2,980,313
Armstrong World Industries, Inc.	25,385	1,742,934
AZEK Co., Inc. (The) *	60,316	1,636,976
Builders FirstSource, Inc. *	81,781	7,750,386
Carlisle Cos., Inc.	28,751	6,205,904
Hayward Holdings, Inc. * (a)	64,581	777,555
Simpson Manufacturing Co., Inc.	23,682	2,978,722
Trex Co., Inc. *	61,001	3,334,315
UFP Industries, Inc.	34,239	2,688,446
Zurn Elkay Water Solutions Corp.	80,615	1,737,253
		36,648,000
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	20,955	3,025,483
Ares Management Corp.	86,738	7,597,382
Artisan Partners Asset Management, Inc., Class A	37,720	1,307,752
Blue Owl Capital, Inc. (a)	197,862	2,227,926
Evercore, Inc., Class A	19,838	2,262,921
Federated Hermes, Inc.	46,967	1,943,964
Houlihan Lokey, Inc.	28,039	2,562,204
Interactive Brokers Group, Inc., Class A	57,157	4,449,673
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Janus Henderson Group plc	73,617	1,910,361
Morningstar, Inc.	13,898	2,478,152
Robinhood Markets, Inc., Class A * (a)	284,807	2,520,542
Stifel Financial Corp.	58,554	3,511,483
Tradeweb Markets, Inc., Class A	61,698	4,344,156
		40,141,999
Chemicals — 2.5%
Ashland, Inc.	27,768	2,821,506
Avient Corp.	47,516	1,829,841
Axalta Coating Systems Ltd. *	122,587	3,870,072
Balchem Corp.	17,859	2,346,673
Cabot Corp.	31,312	2,246,949
Chemours Co. (The)	82,439	2,396,502
Diversey Holdings Ltd. *	43,263	351,728
Element Solutions, Inc.	125,112	2,270,783
Ginkgo Bioworks Holdings, Inc. * (a)	562,902	686,740
Huntsman Corp.	100,351	2,688,403
Ingevity Corp. *	19,525	1,400,723
Livent Corp. * (a)	99,673	2,177,855
NewMarket Corp.	3,700	1,478,520
Olin Corp.	68,355	3,786,867
RPM International, Inc.	71,721	5,883,274
Scotts Miracle-Gro Co. (The) (a)	22,717	1,517,723
Sensient Technologies Corp.	23,337	1,737,673
		39,491,832
Commercial Services & Supplies — 1.1%
Brink's Co. (The)	25,795	1,621,216
Casella Waste Systems, Inc., Class A *	28,165	2,506,685
Clean Harbors, Inc. *	27,955	4,057,948
Driven Brands Holdings, Inc. *	30,695	942,336
MSA Safety, Inc.	20,472	2,656,242
Ritchie Bros Auctioneers, Inc. (Canada)	1	57
Stericycle, Inc. *	51,217	2,338,056
Tetra Tech, Inc.	29,591	4,094,507
		18,217,047
Communications Equipment — 0.6%
Calix, Inc. *	31,629	1,445,445
Ciena Corp. *	82,480	3,797,379
Lumentum Holdings, Inc. *	38,081	1,837,408
Viasat, Inc. * (a)	42,448	1,486,954
Viavi Solutions, Inc. *	124,923	1,119,310
		9,686,496
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	99

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — 2.1%
AECOM	77,230	6,413,952
API Group Corp. *	111,767	2,543,817
Comfort Systems USA, Inc.	19,854	2,967,974
EMCOR Group, Inc.	26,476	4,527,396
Fluor Corp. *	78,971	2,294,897
MasTec, Inc. *	32,943	2,925,668
MDU Resources Group, Inc.	113,015	3,302,298
Valmont Industries, Inc.	11,859	3,445,751
WillScot Mobile Mini Holdings Corp. *	116,060	5,269,124
		33,690,877
Construction Materials — 0.2%
Eagle Materials, Inc.	20,005	2,964,941
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	27,728	765,293
Credit Acceptance Corp. * (a)	3,355	1,642,272
FirstCash Holdings, Inc.	20,811	2,144,157
OneMain Holdings, Inc. (a)	67,142	2,576,239
SLM Corp.	133,750	2,008,925
SoFi Technologies, Inc. * (a)	456,716	2,845,341
Upstart Holdings, Inc. * (a)	39,131	543,921
		12,526,148
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	74,718	5,706,214
Casey's General Stores, Inc.	20,687	4,733,599
Performance Food Group Co. *	86,771	5,439,674
PriceSmart, Inc.	13,954	1,028,131
Sprouts Farmers Market, Inc. *	58,816	2,038,563
US Foods Holding Corp. *	113,746	4,367,846
		23,314,027
Containers & Packaging — 1.1%
AptarGroup, Inc.	36,299	4,301,794
Berry Global Group, Inc.	67,667	3,911,829
Graphic Packaging Holding Co.	170,695	4,209,339
Greif, Inc., Class B (a)	2,984	234,960
Silgan Holdings, Inc.	46,511	2,291,132
Sonoco Products Co.	54,206	3,285,968
		18,235,022
Diversified Consumer Services — 1.2%
ADT, Inc.	118,013	790,687
Bright Horizons Family Solutions, Inc. *	32,108	2,444,061
Chegg, Inc. *	70,305	1,264,084
Coursera, Inc. *	47,217	587,380
INVESTMENTS	SHARES	VALUE($)

Diversified Consumer Services — continued
Frontdoor, Inc. *	45,275	1,238,724
Graham Holdings Co., Class B	2,105	1,211,575
Grand Canyon Education, Inc. *	17,043	2,023,004
H&R Block, Inc. (a)	84,598	2,868,718
Mister Car Wash, Inc. * (a)	44,079	388,777
Service Corp. International	85,448	5,997,595
		18,814,605
Diversified REITs — 0.1%
Broadstone Net Lease, Inc.	96,199	1,555,538
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc. * (a)	123,920	2,793,157
Globalstar, Inc. * (a)	390,192	353,514
Iridium Communications, Inc.	69,819	4,431,412
		7,578,083
Electric Utilities — 1.0%
ALLETE, Inc.	31,748	1,980,440
Hawaiian Electric Industries, Inc.	60,807	2,384,243
IDACORP, Inc.	28,097	3,122,139
OGE Energy Corp.	111,269	4,177,038
PNM Resources, Inc.	47,697	2,295,657
Portland General Electric Co.	49,594	2,510,448
		16,469,965
Electrical Equipment — 1.6%
Acuity Brands, Inc.	17,815	2,803,725
Atkore, Inc. *	21,964	2,774,712
Bloom Energy Corp., Class A *	99,846	1,662,436
ChargePoint Holdings, Inc. * (a)	146,216	1,267,693
EnerSys	22,719	1,884,995
nVent Electric plc	92,586	3,882,131
Regal Rexnord Corp.	36,750	4,783,380
SunPower Corp. * (a)	47,444	627,210
Sunrun, Inc. * (a)	118,415	2,491,451
Vertiv Holdings Co.	167,728	2,502,502
		24,680,235
Electronic Equipment, Instruments & Components — 2.2%
Arrow Electronics, Inc. *	32,386	3,705,930
Avnet, Inc.	50,798	2,095,925
Belden, Inc.	23,790	1,876,793
Coherent Corp. * (a)	77,237	2,636,871
Fabrinet (Thailand) *	20,349	1,932,138
IPG Photonics Corp. *	17,867	2,054,348
Jabil, Inc.	74,061	5,787,867
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Littelfuse, Inc.	13,748	3,330,316
National Instruments Corp.	72,544	4,224,237
Novanta, Inc. *	19,817	3,028,830
TD SYNNEX Corp.	23,297	2,074,365
Vontier Corp.	87,789	2,381,716
		35,129,336
Energy Equipment & Services — 0.7%
ChampionX Corp.	110,400	2,989,632
Helmerich & Payne, Inc.	58,053	1,925,037
NOV, Inc.	218,258	3,655,822
Valaris Ltd. *	33,407	2,004,420
		10,574,911
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A * (a)	287,176	1,579,468
Endeavor Group Holdings, Inc., Class A *	96,480	2,487,254
Liberty Media Corp.-Liberty Formula One, Class A *	13,341	864,230
Liberty Media Corp.-Liberty Formula One, Class C *	115,232	8,318,598
Lions Gate Entertainment Corp., Class A *	33,384	383,916
Lions Gate Entertainment Corp., Class B *	69,546	742,056
Madison Square Garden Sports Corp.	9,914	1,987,757
Playtika Holding Corp. *	50,173	501,730
Warner Music Group Corp., Class A	65,334	1,990,727
		18,855,736
Financial Services — 1.4%
Affirm Holdings, Inc. * (a)	118,286	1,166,300
Enact Holdings, Inc. (a)	16,281	393,023
Essent Group Ltd.	59,823	2,540,683
Euronet Worldwide, Inc. *	26,195	2,900,834
Flywire Corp. *	34,812	1,015,466
MGIC Investment Corp.	163,084	2,425,059
Radian Group, Inc.	87,301	2,118,795
TFS Financial Corp. (a)	26,476	318,771
Toast, Inc., Class A * (a)	172,829	3,145,488
Western Union Co. (The)	207,563	2,268,664
WEX, Inc. *	24,200	4,291,870
		22,584,953
Food Products — 1.3%
Darling Ingredients, Inc. * (a)	89,083	5,306,674
Flowers Foods, Inc.	106,744	2,936,528
Freshpet, Inc. * (a)	26,666	1,839,154
INVESTMENTS	SHARES	VALUE($)

Food Products — continued
Ingredion, Inc.	36,512	3,876,479
Lancaster Colony Corp.	11,033	2,307,221
Pilgrim's Pride Corp. *	24,949	569,087
Post Holdings, Inc. *	29,794	2,696,059
Seaboard Corp.	133	524,162
		20,055,364
Gas Utilities — 0.7%
National Fuel Gas Co.	51,014	2,851,683
New Jersey Resources Corp. (a)	53,827	2,779,626
ONE Gas, Inc.	30,068	2,313,733
Southwest Gas Holdings, Inc.	36,093	2,021,208
Spire, Inc.	29,183	1,976,564
		11,942,814
Ground Transportation — 1.5%
Avis Budget Group, Inc. *	13,813	2,440,343
Hertz Global Holdings, Inc. * (a)	89,568	1,493,994
Knight-Swift Transportation Holdings, Inc.	89,304	5,029,601
Landstar System, Inc.	19,940	3,510,038
Lyft, Inc., Class A *	178,810	1,832,803
Ryder System, Inc.	27,935	2,211,335
Saia, Inc. *	14,690	4,374,241
U-Haul Holding Co. (a)	5,426	331,312
XPO, Inc. *	63,901	2,823,146
		24,046,813
Health Care Equipment & Supplies — 3.3%
Enovis Corp. *	26,473	1,542,052
Envista Holdings Corp. *	90,715	3,491,620
Globus Medical, Inc., Class A *	43,275	2,516,008
Haemonetics Corp. *	28,038	2,347,061
ICU Medical, Inc. *	11,186	2,115,720
Inari Medical, Inc. *	26,805	1,780,388
Inspire Medical Systems, Inc. *	16,144	4,320,619
Integra LifeSciences Holdings Corp. *	40,354	2,232,383
Lantheus Holdings, Inc. *	38,253	3,268,719
LivaNova plc *	29,746	1,424,833
Masimo Corp. *	26,897	5,087,299
Merit Medical Systems, Inc. *	31,621	2,570,471
NuVasive, Inc. *	28,969	1,246,826
Omnicell, Inc. *	24,804	1,507,339
Penumbra, Inc. * (a)	21,116	5,999,478
QuidelOrtho Corp. *	29,732	2,674,393
Shockwave Medical, Inc. *	20,106	5,833,957
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	101

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
STAAR Surgical Co. *	26,763	1,885,989
Tandem Diabetes Care, Inc. *	35,732	1,414,273
		53,259,428
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc. *	50,535	3,653,175
Amedisys, Inc. *	18,044	1,448,933
AMN Healthcare Services, Inc. *	24,066	2,078,099
Apollo Medical Holdings, Inc. * (a)	21,872	776,237
Chemed Corp.	8,279	4,563,799
Encompass Health Corp.	55,444	3,556,733
Ensign Group, Inc. (The)	30,950	3,004,936
Guardant Health, Inc. *	56,931	1,284,363
HealthEquity, Inc. *	47,021	2,513,272
LifeStance Health Group, Inc. *	52,214	425,544
Oak Street Health, Inc. * (a)	64,814	2,525,802
Option Care Health, Inc. *	92,982	2,989,371
Patterson Cos., Inc.	47,986	1,300,900
Premier, Inc., Class A	66,076	2,202,313
Privia Health Group, Inc. *	27,940	771,982
Progyny, Inc. *	41,802	1,389,499
R1 RCM, Inc. *	76,395	1,190,998
Surgery Partners, Inc. *	37,471	1,486,100
Tenet Healthcare Corp. *	60,106	4,406,972
		41,569,028
Health Care REITs — 0.6%
Medical Properties Trust, Inc. (a)	332,853	2,919,121
National Health Investors, Inc.	24,094	1,199,158
Omega Healthcare Investors, Inc. (a)	130,178	3,483,563
Sabra Health Care REIT, Inc. (a)	128,365	1,463,361
		9,065,203
Health Care Technology — 0.4%
Certara, Inc. *	58,573	1,415,709
Doximity, Inc., Class A * (a)	65,937	2,423,185
Multiplan Corp. * (a)	131,389	128,538
Teladoc Health, Inc. * (a)	89,998	2,387,647
		6,355,079
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	118,226	1,760,385
Park Hotels & Resorts, Inc.	124,957	1,505,732
Pebblebrook Hotel Trust (a)	73,068	1,039,758
RLJ Lodging Trust	90,065	909,656
INVESTMENTS	SHARES	VALUE($)

Hotel & Resort REITs — continued
Ryman Hospitality Properties, Inc.	30,653	2,748,348
Sunstone Hotel Investors, Inc.	116,900	1,114,056
		9,077,935
Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp.	44,092	3,059,985
Choice Hotels International, Inc. (a)	15,396	1,963,298
Churchill Downs, Inc.	18,264	5,342,768
Cracker Barrel Old Country Store, Inc. (a)	12,310	1,306,830
DraftKings, Inc., Class A *	249,424	5,464,880
Hilton Grand Vacations, Inc. *	44,126	1,888,593
Hyatt Hotels Corp., Class A *	26,760	3,058,668
Life Time Group Holdings, Inc. * (a)	31,307	650,872
Light & Wonder, Inc. *	52,046	3,137,853
Marriott Vacations Worldwide Corp.	21,294	2,865,321
Norwegian Cruise Line Holdings Ltd. * (a)	234,164	3,126,089
Penn Entertainment, Inc. *	86,185	2,567,451
Planet Fitness, Inc., Class A *	46,330	3,851,876
SeaWorld Entertainment, Inc. * (a)	22,019	1,181,539
Six Flags Entertainment Corp. *	41,110	997,740
Texas Roadhouse, Inc.	37,202	4,115,285
Travel + Leisure Co.	45,164	1,728,426
Wendy's Co. (The)	94,689	2,092,627
Wingstop, Inc.	16,596	3,321,026
Wyndham Hotels & Resorts, Inc. *	49,100	3,349,602
		55,070,729
Household Durables — 1.3%
Helen of Troy Ltd. *	13,351	1,339,639
Leggett & Platt, Inc.	73,709	2,381,538
Mohawk Industries, Inc. *	29,281	3,100,858
Newell Brands, Inc.	209,168	2,541,391
Tempur Sealy International, Inc.	94,678	3,547,585
Toll Brothers, Inc.	57,136	3,651,562
TopBuild Corp. *	17,774	4,007,681
		20,570,254
Household Products — 0.2%
Energizer Holdings, Inc.	36,894	1,233,367
Reynolds Consumer Products, Inc.	30,342	850,486
Spectrum Brands Holdings, Inc.	22,798	1,516,067
		3,599,920
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc.	19,249	557,836
Clearway Energy, Inc., Class C	45,699	1,387,879
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Independent Power and Renewable Electricity Producers — continued
Ormat Technologies, Inc. (a)	29,155	2,501,791
Sunnova Energy International, Inc. * (a)	54,888	985,788
		5,433,294
Industrial REITs — 1.6%
Americold Realty Trust, Inc.	149,712	4,429,978
EastGroup Properties, Inc.	24,191	4,029,253
First Industrial Realty Trust, Inc.	73,413	3,851,980
Innovative Industrial Properties, Inc.	15,527	1,064,376
Rexford Industrial Realty, Inc.	105,066	5,859,531
STAG Industrial, Inc.	99,590	3,373,113
Terreno Realty Corp.	40,565	2,498,399
		25,106,630
Insurance — 3.4%
Assurant, Inc.	29,332	3,611,649
Assured Guaranty Ltd.	33,311	1,794,464
Axis Capital Holdings Ltd.	42,799	2,419,856
Brighthouse Financial, Inc. *	37,965	1,678,053
CNO Financial Group, Inc.	63,560	1,426,286
Enstar Group Ltd. * (a)	7,560	1,818,936
Erie Indemnity Co., Class A	13,845	3,008,934
First American Financial Corp.	57,560	3,316,032
Hanover Insurance Group, Inc. (The)	19,770	2,363,701
Kemper Corp.	35,556	1,729,799
Kinsale Capital Group, Inc.	12,047	3,935,875
Old Republic International Corp.	153,281	3,873,411
Primerica, Inc.	20,499	3,741,273
RenaissanceRe Holdings Ltd. (Bermuda)	24,266	5,227,139
RLI Corp. (a)	22,466	3,123,897
Ryan Specialty Holdings, Inc. *	46,191	1,887,364
Selective Insurance Group, Inc.	33,509	3,227,922
Unum Group	103,914	4,385,171
White Mountains Insurance Group Ltd.	1,429	2,046,528
		54,616,290
Interactive Media & Services — 0.5%
Bumble, Inc., Class A *	51,887	944,862
IAC, Inc. *	43,392	2,246,404
Rumble, Inc. * (a)	44,578	354,841
TripAdvisor, Inc. *	58,207	1,032,010
Yelp, Inc. *	38,706	1,158,084
Ziff Davis, Inc. *	26,235	1,918,828
		7,655,029
INVESTMENTS	SHARES	VALUE($)

IT Services — 0.1%
DigitalOcean Holdings, Inc. * (a)	33,734	1,063,971
Thoughtworks Holding, Inc. *	36,732	228,840
		1,292,811
Leisure Products — 1.0%
Brunswick Corp.	40,274	3,414,833
Mattel, Inc. *	196,922	3,544,596
Peloton Interactive, Inc., Class A * (a)	181,808	1,614,455
Polaris, Inc. (a)	30,299	3,291,986
Topgolf Callaway Brands Corp. *	77,013	1,707,378
YETI Holdings, Inc. *	47,912	1,890,128
		15,463,376
Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A *	53,101	2,784,085
Azenta, Inc. *	38,394	1,669,755
Bruker Corp.	55,563	4,396,700
Maravai LifeSciences Holdings, Inc., Class A *	60,656	836,446
Medpace Holdings, Inc. *	13,975	2,796,957
Repligen Corp. *	28,711	4,353,449
Sotera Health Co. *	54,845	919,751
Syneos Health, Inc. *	57,174	2,244,651
		20,001,794
Machinery — 4.4%
AGCO Corp.	34,384	4,261,553
Allison Transmission Holdings, Inc.	51,376	2,506,635
Chart Industries, Inc. *	23,661	3,149,279
Crane NXT Co.	26,511	1,255,561
Donaldson Co., Inc.	67,598	4,295,853
Evoqua Water Technologies Corp. *	67,911	3,358,199
Flowserve Corp. (a)	72,610	2,424,448
Gates Industrial Corp. plc *	56,513	761,230
Graco, Inc.	93,650	7,425,508
ITT, Inc.	45,957	3,880,609
Kennametal, Inc.	44,772	1,162,281
Lincoln Electric Holdings, Inc.	32,102	5,386,716
Middleby Corp. (The) *	29,934	4,217,102
Nikola Corp. * (a)	202,335	179,168
Nordson Corp.	29,863	6,459,666
Oshkosh Corp.	36,356	2,781,961
RBC Bearings, Inc. *	16,130	3,661,671
Timken Co. (The)	36,774	2,826,082
Toro Co. (The)	58,151	6,062,823
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	103

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Trinity Industries, Inc.	45,228	1,083,211
Watts Water Technologies, Inc., Class A	15,188	2,456,355
		69,595,911
Marine Transportation — 0.1%
Kirby Corp. *	33,279	2,390,763
Media — 0.9%
Altice USA, Inc., Class A *	120,848	422,968
Cable One, Inc.	2,671	2,025,713
DISH Network Corp., Class A * (a)	139,672	1,048,937
John Wiley & Sons, Inc., Class A	23,791	917,619
New York Times Co. (The), Class A	91,463	3,635,654
Nexstar Media Group, Inc.	20,975	3,638,114
TEGNA, Inc.	124,002	2,120,434
		13,809,439
Metals & Mining — 1.8%
Alcoa Corp.	98,367	3,653,350
Cleveland-Cliffs, Inc. *	286,332	4,403,786
Commercial Metals Co.	65,060	3,037,651
MP Materials Corp. *	51,289	1,111,433
Reliance Steel & Aluminum Co.	32,598	8,077,784
Royal Gold, Inc.	36,486	4,832,206
United States Steel Corp.	125,927	2,881,210
Worthington Industries, Inc.	16,861	1,001,375
		28,998,795
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. (a)	319,299	3,164,253
Blackstone Mortgage Trust, Inc., Class A	95,713	1,745,805
Rithm Capital Corp.	263,230	2,147,957
Starwood Property Trust, Inc. (a)	172,030	3,077,617
		10,135,632
Multi-Utilities — 0.3%
Avista Corp.	40,989	1,806,385
Black Hills Corp.	36,138	2,359,450
		4,165,835
Office REITs — 0.6%
Cousins Properties, Inc.	84,210	1,836,620
Douglas Emmett, Inc. (a)	97,699	1,258,363
Equity Commonwealth	60,855	1,260,916
Highwoods Properties, Inc.	58,483	1,340,430
JBG SMITH Properties	55,032	785,307
Kilroy Realty Corp.	58,570	1,712,587
INVESTMENTS	SHARES	VALUE($)

Office REITs — continued
SL Green Realty Corp. (a)	35,774	846,771
Vornado Realty Trust (a)	89,528	1,343,815
		10,384,809
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp.	186,144	2,002,909
Antero Resources Corp. *	153,429	3,527,333
Chesapeake Energy Corp. (a)	59,560	4,924,421
Chord Energy Corp.	23,112	3,289,531
Civitas Resources, Inc. (a)	28,856	1,992,507
CNX Resources Corp. *	94,536	1,468,144
Comstock Resources, Inc. (a)	50,901	585,362
CVR Energy, Inc.	16,199	426,682
Denbury, Inc. *	27,646	2,581,583
DT Midstream, Inc.	53,756	2,648,558
Enviva, Inc. (a)	17,112	367,908
Equitrans Midstream Corp.	240,522	1,238,688
HF Sinclair Corp. (a)	74,747	3,297,090
Magnolia Oil & Gas Corp., Class A (a)	92,730	1,958,458
Matador Resources Co.	62,364	3,057,707
Murphy Oil Corp.	81,182	2,980,191
New Fortress Energy, Inc. (a)	26,664	807,653
Ovintiv, Inc.	136,532	4,926,075
PBF Energy, Inc., Class A	63,534	2,214,795
PDC Energy, Inc.	51,197	3,330,365
Range Resources Corp.	134,290	3,551,970
SM Energy Co.	68,229	1,915,870
Southwestern Energy Co. *	613,289	3,182,970
		56,276,770
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	39,851	2,380,699
Passenger Airlines — 0.6%
Alaska Air Group, Inc. *	70,856	3,079,402
American Airlines Group, Inc. * (a)	361,575	4,931,883
Frontier Group Holdings, Inc. *	20,563	195,143
JetBlue Airways Corp. *	179,955	1,284,879
Joby Aviation, Inc. * (a)	162,396	703,174
		10,194,481
Personal Care Products — 0.4%
Beauty Health Co. (The) * (a)	51,405	589,101
BellRing Brands, Inc. *	74,216	2,671,034
Coty, Inc., Class A *	203,710	2,418,038
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — continued
Herbalife Ltd. *	54,399	808,369
Olaplex Holdings, Inc. *	46,892	173,500
		6,660,042
Pharmaceuticals — 0.8%
Intra-Cellular Therapies, Inc. *	48,917	3,040,191
Organon & Co.	141,347	3,481,377
Pacira BioSciences, Inc. *	25,499	1,155,360
Perrigo Co. plc	74,825	2,782,742
Prestige Consumer Healthcare, Inc. *	27,588	1,697,490
Tilray Brands, Inc. (Canada) * (a)	342,041	803,796
		12,960,956
Professional Services — 3.0%
Alight, Inc., Class A *	174,878	1,617,621
ASGN, Inc. *	27,752	1,986,766
CACI International, Inc., Class A *	13,045	4,087,259
Concentrix Corp. (a)	23,733	2,290,472
Dun & Bradstreet Holdings, Inc.	121,056	1,352,196
ExlService Holdings, Inc. *	18,397	3,281,657
Exponent, Inc.	28,136	2,589,919
FTI Consulting, Inc. * (a)	19,103	3,448,091
Genpact Ltd.	93,526	4,166,583
Insperity, Inc.	19,760	2,419,810
KBR, Inc.	76,263	4,326,400
ManpowerGroup, Inc.	28,094	2,126,997
Maximus, Inc.	33,789	2,826,450
Paycor HCM, Inc. * (a)	26,467	621,974
Robert Half International, Inc.	59,831	4,367,663
Science Applications International Corp.	30,376	3,099,263
TriNet Group, Inc. *	20,405	1,893,176
Upwork, Inc. *	66,416	635,601
		47,137,898
Real Estate Management & Development — 0.5%
Cushman & Wakefield plc *	90,320	889,652
DigitalBridge Group, Inc.	79,971	994,039
eXp World Holdings, Inc. (a)	40,739	476,239
Howard Hughes Corp. (The) *	19,108	1,478,386
Jones Lang LaSalle, Inc. * (a)	26,376	3,667,319
WeWork, Inc. * (a)	129,869	54,740
		7,560,375
Residential REITs — 0.7%
American Homes 4 Rent, Class A	170,548	5,672,426
INVESTMENTS	SHARES	VALUE($)

Residential REITs — continued
Apartment Income REIT Corp.	82,645	3,056,212
Independence Realty Trust, Inc.	124,381	2,070,944
		10,799,582
Retail REITs — 1.3%
Agree Realty Corp.	49,230	3,347,148
Brixmor Property Group, Inc.	166,673	3,555,135
Kite Realty Group Trust	121,751	2,522,681
National Retail Properties, Inc.	100,813	4,385,365
Phillips Edison & Co., Inc.	65,062	2,052,055
SITE Centers Corp.	101,952	1,258,088
Spirit Realty Capital, Inc.	77,600	2,984,496
		20,104,968
Semiconductors & Semiconductor Equipment — 2.0%
Allegro MicroSystems, Inc. (Japan) *	36,156	1,293,300
Ambarella, Inc. *	20,458	1,267,987
Amkor Technology, Inc. (a)	55,838	1,249,096
Cirrus Logic, Inc. *	30,702	2,633,925
Lattice Semiconductor Corp. *	76,138	6,068,199
MACOM Technology Solutions Holdings, Inc. *	28,710	1,674,941
MKS Instruments, Inc.	31,766	2,664,214
Power Integrations, Inc.	31,657	2,303,996
Semtech Corp. *	35,492	691,739
Silicon Laboratories, Inc. *	17,736	2,470,625
SiTime Corp. *	8,908	966,251
Synaptics, Inc. *	21,908	1,940,173
Universal Display Corp.	24,130	3,220,390
Wolfspeed, Inc. * (a)	69,126	3,217,815
		31,662,651
Software — 6.0%
ACI Worldwide, Inc. *	62,427	1,581,276
Alteryx, Inc., Class A *	34,239	1,408,250
AppLovin Corp., Class A * (a)	68,363	1,162,171
Asana, Inc., Class A *	42,447	686,792
Black Knight, Inc. *	86,712	4,737,944
Blackbaud, Inc. *	24,779	1,718,548
Blackline, Inc. *	30,201	1,682,498
Box, Inc., Class A *	79,402	2,100,977
CCC Intelligent Solutions Holdings, Inc. * (a)	58,644	509,030
Clear Secure, Inc., Class A (a)	43,305	1,047,548
CommVault Systems, Inc. *	24,753	1,442,357
Cvent Holding Corp. * (a)	35,226	296,251
Dolby Laboratories, Inc., Class A	33,339	2,790,141
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	105

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
DoubleVerify Holdings, Inc. *	48,554	1,428,459
Dropbox, Inc., Class A *	149,851	3,047,969
Elastic NV *	43,057	2,465,013
EngageSmart, Inc. *	16,528	283,786
Envestnet, Inc. *	30,738	1,948,174
Fair Isaac Corp. *	13,956	10,159,270
Five9, Inc. *	39,178	2,540,301
Guidewire Software, Inc. *	45,474	3,464,664
Informatica, Inc., Class A *	21,314	329,514
Jamf Holding Corp. *	24,941	471,884
JFrog Ltd. (Israel) *	33,684	625,512
Manhattan Associates, Inc. *	34,740	5,755,723
MicroStrategy, Inc., Class A * (a)	5,312	1,744,355
nCino, Inc. * (a)	42,574	1,052,855
NCR Corp. *	76,682	1,709,242
New Relic, Inc. *	32,524	2,324,490
Nutanix, Inc., Class A *	127,861	3,066,107
Pegasystems, Inc.	22,846	1,042,235
PowerSchool Holdings, Inc., Class A *	22,156	462,617
Procore Technologies, Inc. * (a)	38,343	2,047,900
Qualtrics International, Inc., Class A *	62,626	1,122,884
Qualys, Inc. *	19,233	2,172,175
Rapid7, Inc. *	32,935	1,600,970
RingCentral, Inc., Class A *	43,069	1,186,982
SentinelOne, Inc., Class A *	121,664	1,955,140
Smartsheet, Inc., Class A *	72,994	2,983,265
Sprout Social, Inc., Class A *	26,271	1,294,109
SPS Commerce, Inc. *	20,000	2,946,000
Tenable Holdings, Inc. *	62,836	2,324,304
Teradata Corp. *	56,546	2,188,896
UiPath, Inc., Class A *	196,027	2,760,060
Varonis Systems, Inc. *	59,788	1,384,690
Verint Systems, Inc. *	36,602	1,335,607
Workiva, Inc. *	25,424	2,375,110
		94,764,045
Specialized REITs — 2.0%
CubeSmart	124,817	5,677,925
EPR Properties	41,690	1,749,312
Gaming and Leisure Properties, Inc.	143,096	7,440,992
Lamar Advertising Co., Class A	48,494	5,124,846
Life Storage, Inc.	47,207	6,343,677
National Storage Affiliates Trust	46,950	1,809,923
Outfront Media, Inc. (a)	81,166	1,352,226
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — continued
Rayonier, Inc.	81,837	2,566,408
Uniti Group, Inc.	131,820	450,824
		32,516,133
Specialty Retail — 3.3%
American Eagle Outfitters, Inc.	96,864	1,297,009
AutoNation, Inc. *	18,990	2,500,983
Chewy, Inc., Class A * (a)	51,744	1,604,581
Dick's Sporting Goods, Inc.	33,250	4,821,583
Five Below, Inc. *	30,836	6,085,793
Floor & Decor Holdings, Inc., Class A *	58,954	5,856,490
Foot Locker, Inc.	44,091	1,851,381
GameStop Corp., Class A * (a)	140,479	2,709,840
Gap, Inc. (The) (a)	117,645	1,129,392
Leslie's, Inc. * (a)	82,662	896,883
Lithia Motors, Inc., Class A	15,200	3,357,528
Murphy USA, Inc.	11,116	3,059,457
National Vision Holdings, Inc. *	43,824	922,057
Penske Automotive Group, Inc. (a)	13,852	1,919,610
Petco Health & Wellness Co., Inc. *	44,363	441,856
RH *	10,371	2,645,953
Urban Outfitters, Inc. *	33,288	900,773
Valvoline, Inc.	95,532	3,300,631
Victoria's Secret & Co. * (a)	44,928	1,393,217
Wayfair, Inc., Class A * (a)	42,962	1,496,366
Williams-Sonoma, Inc. (a)	36,967	4,474,486
		52,665,869
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class A *	158,075	3,608,852
Xerox Holdings Corp.	62,317	976,508
		4,585,360
Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd. *	69,853	2,898,900
Carter's, Inc. (a)	21,211	1,479,892
Columbia Sportswear Co.	19,668	1,643,065
Crocs, Inc. * (a)	34,295	4,241,263
Deckers Outdoor Corp. *	14,636	7,015,620
Hanesbrands, Inc. (a)	194,137	1,017,278
PVH Corp.	35,195	3,020,083
Ralph Lauren Corp.	22,847	2,622,607
Skechers U.S.A., Inc., Class A *	74,602	3,968,080
Under Armour, Inc., Class A *	104,852	930,037
Under Armour, Inc., Class C *	105,359	847,086
		29,683,911
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 1.6%
Air Lease Corp.	57,292	2,304,284
Applied Industrial Technologies, Inc.	21,439	2,908,415
Beacon Roofing Supply, Inc. *	28,194	1,696,715
Core & Main, Inc., Class A * (a)	41,174	1,072,994
GATX Corp.	19,562	2,228,307
Herc Holdings, Inc.	13,807	1,380,976
MSC Industrial Direct Co., Inc., Class A	26,301	2,386,290
Rush Enterprises, Inc., Class B	4,109	240,705
SiteOne Landscape Supply, Inc. * (a)	25,040	3,699,410
Univar Solutions, Inc. *	90,644	3,217,862
WESCO International, Inc.	24,852	3,578,688
		24,714,646
Water Utilities — 0.4%
Essential Utilities, Inc.	132,647	5,664,027
Total Common Stocks (Cost $1,642,708,518)		1,571,965,056
Short-Term Investments — 10.1%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c) (Cost $14,096,298)	14,096,298	14,096,298
Investment of Cash Collateral from Securities Loaned — 9.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (b) (c)	129,451,165	129,464,110
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	16,967,567	16,967,567
Total Investment of Cash Collateral from Securities Loaned (Cost $146,466,813)		146,431,677
Total Short-Term Investments (Cost $160,563,111)		160,527,975
Total Investments — 109.1% (Cost $1,803,271,629)		1,732,493,031
Liabilities in Excess of Other Assets — (9.1)%		(144,648,423)
NET ASSETS — 100.0%		1,587,844,608

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $143,449,282.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	60	06/16/2023	USD	15,009,600	146,307

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	107

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Aerospace & Defense — 1.0%
AAR Corp. *	18,306	966,191
AeroVironment, Inc. *	14,076	1,417,313
AerSale Corp. * (a)	8,647	139,909
Cadre Holdings, Inc. (a)	8,536	179,768
Kaman Corp.	15,672	345,881
Kratos Defense & Security Solutions, Inc. *	70,398	908,134
Maxar Technologies, Inc.	41,710	2,198,951
Triumph Group, Inc. *	36,324	392,662
V2X, Inc. *	6,141	265,291
Virgin Galactic Holdings, Inc. * (a)	133,496	485,925
		7,300,025
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	31,683	643,481
Forward Air Corp.	14,843	1,566,085
Hub Group, Inc., Class A *	18,267	1,377,332
		3,586,898
Automobile Components — 1.1%
American Axle & Manufacturing Holdings, Inc. *	64,033	457,836
Dorman Products, Inc. *	15,799	1,361,242
Gentherm, Inc. *	18,534	1,105,553
Holley, Inc. * (a)	28,222	68,015
LCI Industries	14,209	1,605,049
Mobileye Global, Inc., Class A (Israel) * (a)	26,132	983,608
Patrick Industries, Inc.	12,040	826,305
Solid Power, Inc. * (a)	60,926	138,302
Standard Motor Products, Inc.	10,491	377,781
XPEL, Inc. * (b)	10,968	801,322
		7,725,013
Automobiles — 0.2%
Fisker, Inc. * (a)	88,306	568,691
Winnebago Industries, Inc.	17,038	990,589
		1,559,280
Banks — 8.1%
1st Source Corp.	9,504	396,127
Amalgamated Financial Corp.	9,902	161,205
Amerant Bancorp, Inc.	14,341	266,743
Ameris Bancorp	36,413	1,219,836
Atlantic Union Bankshares Corp.	41,726	1,194,198
Axos Financial, Inc. *	29,858	1,214,325
Banc of California, Inc.	30,653	347,912
BancFirst Corp.	9,769	780,445
Bancorp, Inc. (The) *	31,109	992,688
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Banner Corp.	19,087	952,823
Berkshire Hills Bancorp, Inc.	24,781	527,092
Brookline Bancorp, Inc.	49,035	467,794
Capitol Federal Financial, Inc.	70,785	438,867
Cathay General Bancorp	40,631	1,294,910
Central Pacific Financial Corp.	15,145	240,503
City Holding Co.	8,316	758,336
Columbia Banking System, Inc.	116,217	2,482,395
Columbia Financial, Inc. * (a)	18,283	306,789
Community Bank System, Inc.	30,023	1,499,949
Community Trust Bancorp, Inc.	8,499	306,049
Customers Bancorp, Inc. *	16,984	370,931
Dime Community Bancshares, Inc.	18,079	372,427
Eagle Bancorp, Inc.	17,497	439,175
Eastern Bankshares, Inc.	89,631	1,044,201
Enterprise Financial Services Corp.	20,845	891,332
FB Financial Corp.	19,573	576,033
First Bancorp	22,736	699,814
First BanCorp (Puerto Rico)	102,093	1,199,593
First Busey Corp.	28,753	522,730
First Commonwealth Financial Corp.	57,456	717,051
First Financial Bancorp	53,013	1,097,369
First Foundation, Inc.	28,337	178,240
First Merchants Corp.	33,074	965,099
Flushing Financial Corp.	15,664	188,438
Fulton Financial Corp.	93,652	1,117,268
German American Bancorp, Inc.	15,463	449,509
Heartland Financial USA, Inc.	21,111	687,374
Heritage Financial Corp.	19,599	345,138
Hilltop Holdings, Inc.	25,678	796,532
Hope Bancorp, Inc.	66,778	607,680
Independent Bank Group, Inc.	19,819	721,015
International Bancshares Corp.	29,498	1,258,680
Kearny Financial Corp.	37,679	293,519
Lakeland Bancorp, Inc.	36,256	519,911
Lakeland Financial Corp.	14,170	717,994
Live Oak Bancshares, Inc.	18,459	434,894
National Bank Holdings Corp., Class A	21,019	668,404
NBT Bancorp, Inc.	23,971	772,825
Nicolet Bankshares, Inc. * (a)	7,457	427,361
Northfield Bancorp, Inc.	23,284	242,619
Northwest Bancshares, Inc.	70,988	829,850
OceanFirst Financial Corp.	33,061	528,976
OFG Bancorp (Puerto Rico)	26,618	680,622
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Origin Bancorp, Inc.	16,321	480,327
Pacific Premier Bancorp, Inc.	53,102	1,180,989
Park National Corp. (a)	8,064	873,492
Pathward Financial, Inc.	15,383	685,005
Preferred Bank	7,379	354,782
Premier Financial Corp.	19,901	330,556
Provident Financial Services, Inc.	42,066	735,314
Renasant Corp.	31,303	880,240
Republic Bancorp, Inc., Class A	4,978	195,635
S&T Bancorp, Inc.	21,765	599,190
Sandy Spring Bancorp, Inc.	24,926	560,336
Seacoast Banking Corp. of Florida	46,751	1,037,405
Simmons First National Corp., Class A	70,997	1,186,360
Southside Bancshares, Inc.	16,758	531,731
Stellar Bancorp, Inc.	25,165	577,285
Stock Yards Bancorp, Inc.	16,345	794,367
Tompkins Financial Corp.	6,992	409,871
Towne Bank	37,935	898,680
TriCo Bancshares	18,599	666,030
Triumph Financial, Inc. *	12,634	656,463
Trustmark Corp.	34,089	814,386
Veritex Holdings, Inc.	30,166	519,157
Washington Federal, Inc.	36,587	1,025,899
Washington Trust Bancorp, Inc.	9,585	269,434
WesBanco, Inc.	33,088	880,803
Westamerica BanCorp	15,066	610,324
WSFS Financial Corp.	34,465	1,212,134
		56,177,785
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The) *	23,797	359,335
MGP Ingredients, Inc.	8,580	846,674
		1,206,009
Biotechnology — 7.5%
Agios Pharmaceuticals, Inc. *	30,680	701,652
Alector, Inc. *	34,198	225,707
Allogene Therapeutics, Inc. * (a)	50,800	275,844
Amicus Therapeutics, Inc. *	139,749	1,612,703
AnaptysBio, Inc. *	11,112	231,352
Arcellx, Inc. * (a)	15,201	648,779
Arcus Biosciences, Inc. *	29,108	519,578
Arcutis Biotherapeutics, Inc. *	22,489	311,248
Aurinia Pharmaceuticals, Inc. (Canada) *	79,414	893,408
Avid Bioservices, Inc. *	34,806	628,248
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Avidity Biosciences, Inc. *	37,158	460,759
BioCryst Pharmaceuticals, Inc. *	104,172	792,749
Biohaven Ltd. * (a)	35,799	468,251
Bridgebio Pharma, Inc. *	65,498	951,031
CareDx, Inc. *	29,925	242,093
Catalyst Pharmaceuticals, Inc. *	53,522	852,070
Celldex Therapeutics, Inc. *	26,317	827,406
Chinook Therapeutics, Inc. *	25,041	501,070
Cogent Biosciences, Inc. *	39,040	420,070
Coherus Biosciences, Inc. *	36,099	260,996
Deciphera Pharmaceuticals, Inc. *	30,988	440,339
Dynavax Technologies Corp. *	66,301	690,193
Editas Medicine, Inc. * (a)	38,422	313,524
Emergent BioSolutions, Inc. *	24,800	218,984
Enanta Pharmaceuticals, Inc. *	10,980	390,339
Entrada Therapeutics, Inc. * (a)	9,557	111,912
EQRx, Inc. * (a)	128,290	215,527
FibroGen, Inc. *	48,840	836,141
Gossamer Bio, Inc. * (a)	43,025	55,502
IGM Biosciences, Inc. * (a)	4,823	52,233
ImmunityBio, Inc. * (a)	57,782	161,790
ImmunoGen, Inc. *	111,017	598,382
Immunovant, Inc. *	31,329	505,650
Inhibrx, Inc. *	16,797	352,737
Insmed, Inc. *	75,710	1,476,345
Iovance Biotherapeutics, Inc. *	76,744	432,836
Ironwood Pharmaceuticals, Inc. *	74,590	776,482
iTeos Therapeutics, Inc. *	13,712	188,403
IVERIC bio, Inc. *	72,282	2,377,355
Keros Therapeutics, Inc. *	9,668	428,824
Krystal Biotech, Inc. *	12,088	1,015,392
Kura Oncology, Inc. *	35,113	342,001
Kymera Therapeutics, Inc. *	21,743	685,774
Lyell Immunopharma, Inc. * (a)	80,833	164,091
Madrigal Pharmaceuticals, Inc. * (a)	6,808	2,124,096
Mersana Therapeutics, Inc. *	50,218	219,955
Morphic Holding, Inc. *	16,619	785,414
Myriad Genetics, Inc. *	45,277	963,947
PMV Pharmaceuticals, Inc. *	17,966	82,823
Prime Medicine, Inc. * (a)	5,316	73,201
Prometheus Biosciences, Inc. *	19,219	3,727,525
Prothena Corp. plc (Ireland) *	22,014	1,158,377
PTC Therapeutics, Inc. *	40,145	2,213,595
REGENXBIO, Inc. *	21,047	407,470
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	109

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Replimune Group, Inc. *	20,571	344,153
REVOLUTION Medicines, Inc. *	49,818	1,170,225
Rhythm Pharmaceuticals, Inc. *	24,856	501,346
Rocket Pharmaceuticals, Inc. *	32,563	583,529
Roivant Sciences Ltd. *	61,604	526,714
Sage Therapeutics, Inc. *	28,925	1,412,986
Sana Biotechnology, Inc. * (a)	48,743	257,850
Sangamo Therapeutics, Inc. *	75,546	111,053
Seres Therapeutics, Inc. *	51,524	251,180
SpringWorks Therapeutics, Inc. *	24,747	578,585
Stoke Therapeutics, Inc. *	12,506	111,178
Syndax Pharmaceuticals, Inc. *	36,170	743,294
Tango Therapeutics, Inc. * (a)	24,030	81,702
TG Therapeutics, Inc. *	77,178	1,916,330
Travere Therapeutics, Inc. *	35,644	768,841
Twist Bioscience Corp. *	31,746	396,190
Vaxcyte, Inc. *	41,315	1,769,521
Veracyte, Inc. *	40,081	907,434
Vericel Corp. *	26,378	831,171
Verve Therapeutics, Inc. * (a)	23,441	373,415
Viridian Therapeutics, Inc. * (a)	22,507	630,871
Xencor, Inc. *	33,508	885,952
Zentalis Pharmaceuticals, Inc. *	24,576	541,409
		52,107,102
Broadline Retail — 0.1%
Big Lots, Inc. (a)	16,198	145,620
ContextLogic, Inc., Class A * (a)	10,400	74,984
Qurate Retail, Inc. *	190,141	151,466
		372,070
Building Products — 1.5%
AAON, Inc.	23,508	2,303,784
American Woodmark Corp. *	9,311	470,392
Apogee Enterprises, Inc.	12,439	529,404
AZZ, Inc.	13,882	523,768
Gibraltar Industries, Inc. *	17,313	866,343
Griffon Corp.	26,496	753,811
Janus International Group, Inc. *	44,243	398,187
JELD-WEN Holding, Inc. *	47,155	602,641
Masonite International Corp. * (a)	12,470	1,139,883
PGT Innovations, Inc. *	33,544	860,739
Quanex Building Products Corp.	18,552	354,343
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Resideo Technologies, Inc. *	81,503	1,450,753
Tecnoglass, Inc.	11,172	489,892
		10,743,940
Capital Markets — 2.4%
AssetMark Financial Holdings, Inc. *	11,936	366,197
Avantax, Inc. *	22,228	563,924
B. Riley Financial, Inc. (a)	8,944	281,736
BGC Partners, Inc., Class A	181,268	821,144
Brightsphere Investment Group, Inc.	18,038	407,298
Cohen & Steers, Inc.	13,856	832,191
Donnelley Financial Solutions, Inc. *	14,013	606,062
Focus Financial Partners, Inc., Class A *	32,417	1,683,739
Freedom Holding Corp. (Kazakhstan) * (a)	9,335	713,474
Hamilton Lane, Inc., Class A	19,903	1,466,453
Moelis & Co., Class A	35,747	1,354,096
Open Lending Corp., Class A *	58,620	412,099
Piper Sandler Cos.	7,685	1,040,856
PJT Partners, Inc., Class A	13,647	938,504
StepStone Group, Inc., Class A	27,360	602,741
StoneX Group, Inc. *	9,831	964,126
TPG, Inc. (a)	28,540	826,804
Victory Capital Holdings, Inc., Class A	15,074	460,360
Virtu Financial, Inc., Class A	51,892	1,040,435
Virtus Investment Partners, Inc.	3,784	689,483
WisdomTree, Inc. (a)	62,271	388,571
		16,460,293
Chemicals — 1.7%
AdvanSix, Inc.	15,386	579,744
Amyris, Inc. * (a)	144,270	117,955
Aspen Aerogels, Inc. *	31,030	194,248
Ecovyst, Inc. *	37,149	421,641
HB Fuller Co.	30,009	1,985,696
Innospec, Inc.	13,819	1,404,425
Kronos Worldwide, Inc.	12,156	113,051
LSB Industries, Inc. *	28,408	253,683
Mativ Holdings, Inc.	30,679	594,252
Minerals Technologies, Inc.	18,103	1,072,784
Perimeter Solutions SA * (a)	82,603	617,870
PureCycle Technologies, Inc. * (a)	74,028	486,364
Quaker Chemical Corp.	7,585	1,415,589
Stepan Co.	11,772	1,085,378
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Trinseo plc	19,534	353,956
Tronox Holdings plc	63,911	874,942
		11,571,578
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	36,921	1,572,096
ACV Auctions, Inc., Class A * (a)	65,754	856,775
Aurora Innovation, Inc. * (a)	206,929	295,909
Brady Corp., Class A	25,812	1,317,186
BrightView Holdings, Inc. *	21,440	118,563
Cimpress plc (Ireland) * (a)	11,004	571,658
CoreCivic, Inc. *	64,246	564,722
Deluxe Corp.	24,116	365,358
GEO Group, Inc. (The) * (a)	69,383	522,454
Healthcare Services Group, Inc.	41,420	646,566
HNI Corp.	23,118	600,606
Interface, Inc.	32,519	254,949
KAR Auction Services, Inc. * (a)	60,878	824,288
Matthews International Corp., Class A	16,978	642,957
MillerKnoll, Inc.	42,219	718,145
Montrose Environmental Group, Inc. *	15,272	465,185
Pitney Bowes, Inc.	90,434	317,423
SP Plus Corp. *	11,242	384,139
Steelcase, Inc., Class A	51,687	413,496
UniFirst Corp.	8,434	1,380,477
		12,832,952
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	39,484	360,094
Clearfield, Inc. *	7,032	307,158
CommScope Holding Co., Inc. *	116,470	574,197
Digi International, Inc. *	19,976	602,476
Extreme Networks, Inc. *	72,172	1,283,218
Harmonic, Inc. *	61,415	865,338
Infinera Corp. * (a)	106,825	676,202
NETGEAR, Inc. *	16,168	228,454
NetScout Systems, Inc. *	37,696	1,025,708
		5,922,845
Construction & Engineering — 1.1%
Ameresco, Inc., Class A *	18,950	788,320
Arcosa, Inc.	26,997	1,823,377
Construction Partners, Inc., Class A *	23,120	599,733
Dycom Industries, Inc. *	16,491	1,527,397
Granite Construction, Inc.	24,472	933,117
INVESTMENTS	SHARES	VALUE($)

Construction & Engineering — continued
MYR Group, Inc. *	9,300	1,190,307
Primoris Services Corp.	29,651	750,170
		7,612,421
Construction Materials — 0.3%
Summit Materials, Inc., Class A *	66,181	1,814,021
Consumer Finance — 0.9%
Encore Capital Group, Inc. *	13,078	671,948
Enova International, Inc. *	17,434	765,701
Green Dot Corp., Class A *	26,164	449,759
LendingClub Corp. *	59,539	427,490
Navient Corp.	56,681	937,504
Nelnet, Inc., Class A	10,039	966,756
PRA Group, Inc. *	21,754	789,018
PROG Holdings, Inc. *	27,949	844,898
World Acceptance Corp. *	1,898	191,508
		6,044,582
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	17,390	777,333
Chefs' Warehouse, Inc. (The) *	19,021	632,638
Grocery Outlet Holding Corp. *	49,465	1,473,068
Ingles Markets, Inc., Class A	8,021	738,253
SpartanNash Co.	19,746	484,172
United Natural Foods, Inc. *	33,463	912,536
Weis Markets, Inc.	9,141	754,041
		5,772,041
Containers & Packaging — 0.6%
Greif, Inc., Class A	14,296	897,646
Myers Industries, Inc.	20,410	386,770
O-I Glass, Inc. *	86,258	1,938,217
Pactiv Evergreen, Inc.	21,888	172,915
TriMas Corp.	23,478	596,576
		3,992,124
Diversified Consumer Services — 1.1%
2U, Inc. *	44,195	244,840
Adtalem Global Education, Inc. *	25,380	1,029,667
Duolingo, Inc. *	14,163	1,928,434
European Wax Center, Inc., Class A * (a)	16,203	305,265
Laureate Education, Inc., Class A	75,286	932,794
OneSpaWorld Holdings Ltd. (Bahamas) *	33,133	397,596
Rover Group, Inc. *	54,457	246,690
Strategic Education, Inc. (a)	12,459	1,096,392
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	111

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Consumer Services — continued
Stride, Inc. *	22,918	984,557
Udemy, Inc. *	36,323	330,176
		7,496,411
Diversified REITs — 0.6%
Alexander & Baldwin, Inc.	40,512	779,046
American Assets Trust, Inc.	29,214	531,695
Empire State Realty Trust, Inc., Class A (a)	73,528	449,256
Essential Properties Realty Trust, Inc.	79,610	1,970,347
Global Net Lease, Inc.	57,984	652,900
		4,383,244
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	23,852	1,646,742
EchoStar Corp., Class A *	19,829	338,481
Liberty Latin America Ltd., Class A (Puerto Rico) *	20,910	185,472
Liberty Latin America Ltd., Class C (Puerto Rico) *	81,418	722,992
		2,893,687
Electric Utilities — 0.5%
MGE Energy, Inc.	20,181	1,546,066
Otter Tail Corp.	23,249	1,672,766
		3,218,832
Electrical Equipment — 1.2%
Amprius Technologies, Inc. *	6,966	65,341
Array Technologies, Inc. *	78,229	1,599,783
Blink Charging Co. * (a)	26,767	190,849
Encore Wire Corp.	10,219	1,597,536
Enovix Corp. * (a)	61,465	665,051
ESS Tech, Inc. * (a)	30,591	32,732
FREYR Battery SA (Norway) * (a)	57,781	408,512
FuelCell Energy, Inc. * (a)	226,785	426,356
GrafTech International Ltd.	107,577	506,688
SES AI Corp. * (a)	80,369	131,001
Shoals Technologies Group, Inc., Class A *	89,674	1,873,290
Stem, Inc. * (a)	81,197	343,463
Vicor Corp. *	12,477	536,137
		8,376,739
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc. * (a)	12,211	82,546
Advanced Energy Industries, Inc.	20,908	1,808,542
Badger Meter, Inc.	16,350	2,163,595
Benchmark Electronics, Inc.	19,633	419,165
INVESTMENTS	SHARES	VALUE($)

Electronic Equipment, Instruments & Components — continued
CTS Corp.	17,823	698,840
ePlus, Inc. *	15,063	655,843
FARO Technologies, Inc. *	10,498	245,128
Insight Enterprises, Inc. *	16,921	2,046,595
Itron, Inc. *	25,246	1,348,136
Knowles Corp. *	50,987	860,661
Lightwave Logic, Inc. * (a)	63,062	283,779
Methode Electronics, Inc.	20,146	825,785
MicroVision, Inc. * (a)	92,821	185,642
Mirion Technologies, Inc. * (a)	68,234	552,695
Napco Security Technologies, Inc. *	16,232	503,192
OSI Systems, Inc. *	8,781	991,902
PAR Technology Corp. * (a)	15,250	466,497
PC Connection, Inc.	6,316	254,345
Plexus Corp. *	15,452	1,351,586
Sanmina Corp. *	32,611	1,704,251
ScanSource, Inc. *	14,170	387,550
SmartRent, Inc. * (a)	68,743	177,357
TTM Technologies, Inc. *	57,141	674,835
Vishay Intertechnology, Inc.	72,426	1,541,950
		20,230,417
Energy Equipment & Services — 2.4%
Archrock, Inc.	74,772	769,404
Cactus, Inc., Class A	35,736	1,446,593
Core Laboratories NV	26,089	587,263
Diamond Offshore Drilling, Inc. *	56,742	651,966
Dril-Quip, Inc. *	18,952	517,011
Helix Energy Solutions Group, Inc. *	79,774	578,362
Liberty Energy, Inc.	83,649	1,071,544
Nabors Industries Ltd. *	5,050	503,687
NexTier Oilfield Solutions, Inc. *	89,212	720,833
Oceaneering International, Inc. *	56,058	993,908
Patterson-UTI Energy, Inc.	121,205	1,356,284
ProFrac Holding Corp., Class A * (a)	18,066	202,339
ProPetro Holding Corp. *	53,757	373,074
RPC, Inc.	46,537	343,908
Tidewater, Inc. *	28,240	1,271,647
Transocean Ltd. * (a)	371,219	2,190,192
US Silica Holdings, Inc. *	42,344	552,589
Weatherford International plc *	36,079	2,331,786
		16,462,390
Entertainment — 0.8%
Cinemark Holdings, Inc. * (a)	59,901	1,011,129
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
IMAX Corp. *	25,938	543,401
Liberty Media Corp.-Liberty Braves, Class A *	5,739	224,797
Liberty Media Corp.-Liberty Braves, Class C *	20,655	785,303
Sphere Entertainment Co. *	14,702	413,714
Vivid Seats, Inc., Class A * (a)	13,099	94,051
World Wrestling Entertainment, Inc., Class A (a)	24,219	2,595,550
		5,667,945
Financial Services — 2.4%
AvidXchange Holdings, Inc. *	74,432	553,030
Cannae Holdings, Inc. *	40,541	739,468
Compass Diversified Holdings	34,701	661,401
EVERTEC, Inc. (Puerto Rico)	36,418	1,263,340
Federal Agricultural Mortgage Corp., Class C	5,190	691,775
International Money Express, Inc. *	18,430	475,125
Jackson Financial, Inc., Class A	32,969	1,187,214
Marqeta, Inc., Class A *	246,633	998,864
Merchants Bancorp	14,213	329,742
MoneyGram International, Inc. * (a)	53,884	547,461
Mr. Cooper Group, Inc. *	38,750	1,794,125
NMI Holdings, Inc., Class A *	46,719	1,093,225
Payoneer Global, Inc. *	111,540	609,008
PennyMac Financial Services, Inc.	16,769	1,047,895
Remitly Global, Inc. *	54,403	913,970
Repay Holdings Corp. *	42,043	263,610
Rocket Cos., Inc., Class A * (a)	68,092	606,700
Shift4 Payments, Inc., Class A * (a)	29,600	2,005,992
Walker & Dunlop, Inc.	17,181	1,156,453
		16,938,398
Food Products — 1.7%
B&G Foods, Inc. (a)	40,040	642,242
Benson Hill, Inc. * (a)	71,023	75,284
Beyond Meat, Inc. * (a)	33,817	457,882
Calavo Growers, Inc.	9,877	315,669
Cal-Maine Foods, Inc.	21,187	1,006,382
Fresh Del Monte Produce, Inc.	17,142	492,147
Hain Celestial Group, Inc. (The) *	49,967	895,908
Hostess Brands, Inc. *	74,802	1,926,900
J & J Snack Foods Corp.	8,386	1,284,735
Mission Produce, Inc. *	22,523	256,537
Simply Good Foods Co. (The) *	47,267	1,719,101
Sovos Brands, Inc. *	21,455	367,953
Tootsie Roll Industries, Inc.	10,179	416,118
TreeHouse Foods, Inc. *	28,230	1,503,247
INVESTMENTS	SHARES	VALUE($)

Food Products — continued
Utz Brands, Inc.	37,069	700,975
VZS Enterprises, Inc. ‡ *	2,112	—
		12,061,080
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	9,924	1,225,614
Northwest Natural Holding Co.	19,595	920,181
		2,145,795
Ground Transportation — 0.6%
ArcBest Corp.	13,556	1,279,686
Heartland Express, Inc.	26,073	377,537
Marten Transport Ltd.	32,171	649,533
Schneider National, Inc., Class B	20,677	541,117
TuSimple Holdings, Inc., Class A * (a)	75,978	91,933
Universal Logistics Holdings, Inc.	3,765	96,384
Werner Enterprises, Inc.	32,891	1,485,687
		4,521,877
Health Care Equipment & Supplies — 3.3%
Alphatec Holdings, Inc. *	39,348	568,185
AtriCure, Inc. *	25,962	1,142,068
Atrion Corp.	753	463,321
Avanos Medical, Inc. *	25,958	766,799
Axonics, Inc. *	27,703	1,591,814
Butterfly Network, Inc. * (a)	80,273	173,390
CONMED Corp. (a)	17,009	2,135,820
Cue Health, Inc. * (a)	53,085	41,773
Embecta Corp.	31,983	887,528
Establishment Labs Holdings, Inc. (Costa Rica) *	12,409	864,783
Figs, Inc., Class A *	71,107	511,970
Glaukos Corp. * (a)	26,678	1,267,472
Heska Corp. *	5,699	667,695
Inogen, Inc. *	12,786	170,182
Integer Holdings Corp. *	18,501	1,523,557
iRhythm Technologies, Inc. *	16,827	2,211,068
Mesa Laboratories, Inc.	2,786	463,897
Neogen Corp. *	120,812	2,080,383
Nevro Corp. *	19,822	580,190
Outset Medical, Inc. *	26,974	485,262
Paragon 28, Inc. *	14,324	263,848
PROCEPT BioRobotics Corp. * (a)	18,263	555,013
Pulmonx Corp. *	20,921	245,822
Senseonics Holdings, Inc. * (a)	267,313	159,078
Silk Road Medical, Inc. *	21,336	939,211
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	113

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
TransMedics Group, Inc. *	17,845	1,411,539
Treace Medical Concepts, Inc. *	19,428	475,792
Varex Imaging Corp. *	22,434	397,979
		23,045,439
Health Care Providers & Services — 1.9%
23andMe Holding Co. * (a)	161,370	317,899
AdaptHealth Corp. *	42,942	510,151
Addus HomeCare Corp. *	8,995	735,251
Agiliti, Inc. *	18,601	311,009
Alignment Healthcare, Inc. *	46,073	289,799
Brookdale Senior Living, Inc. *	104,424	447,979
Cano Health, Inc. * (a)	101,853	118,149
Castle Biosciences, Inc. *	13,822	312,792
Clover Health Investments Corp. * (a)	181,052	133,725
CorVel Corp. *	5,104	1,031,161
Cross Country Healthcare, Inc. *	19,822	435,688
DocGo, Inc. * (a)	45,677	388,254
Fulgent Genetics, Inc. * (a)	11,025	326,009
Hims & Hers Health, Inc. *	67,944	787,471
Invitae Corp. * (a)	127,617	173,559
ModivCare, Inc. *	7,077	450,097
National HealthCare Corp.	7,523	435,657
National Research Corp.	7,868	342,494
NeoGenomics, Inc. *	70,567	1,031,690
OPKO Health, Inc. * (a)	228,906	336,492
Owens & Minor, Inc. *	42,601	662,020
Pediatrix Medical Group, Inc. *	45,779	656,013
RadNet, Inc. *	27,259	753,984
Select Medical Holdings Corp.	58,212	1,775,466
US Physical Therapy, Inc. (a)	7,278	774,816
		13,537,625
Health Care REITs — 0.6%
CareTrust REIT, Inc.	55,626	1,084,151
LTC Properties, Inc.	22,632	757,040
Physicians Realty Trust	127,587	1,839,805
Universal Health Realty Income Trust	7,064	307,284
		3,988,280
Health Care Technology — 1.0%
American Well Corp., Class A *	135,518	296,784
Definitive Healthcare Corp. *	21,127	226,059
Evolent Health, Inc., Class A *	50,653	1,844,276
GoodRx Holdings, Inc., Class A *	41,950	195,907
Health Catalyst, Inc. *	30,585	385,371
INVESTMENTS	SHARES	VALUE($)

Health Care Technology — continued
HealthStream, Inc.	13,519	333,108
NextGen Healthcare, Inc. *	29,896	500,459
Phreesia, Inc. *	29,473	932,526
Schrodinger, Inc. *	29,849	881,142
Sharecare, Inc. * (a)	177,859	273,903
Veradigm, Inc. *	61,051	762,527
		6,632,062
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	117,037	949,170
Service Properties Trust	92,471	810,971
Summit Hotel Properties, Inc.	59,763	384,874
Xenia Hotels & Resorts, Inc.	63,623	805,467
		2,950,482
Hotels, Restaurants & Leisure — 2.2%
Bally's Corp. * (a)	15,310	263,332
BJ's Restaurants, Inc. *	13,081	425,656
Bloomin' Brands, Inc.	49,042	1,214,770
Bowlero Corp. * (a)	19,020	278,263
Brinker International, Inc. *	24,635	983,429
Cheesecake Factory, Inc. (The) (a)	26,735	900,702
Dave & Buster's Entertainment, Inc. * (a)	23,501	833,346
Denny's Corp. *	31,995	358,664
Dine Brands Global, Inc.	8,783	570,280
Dutch Bros, Inc., Class A * (a)	16,513	514,380
Everi Holdings, Inc. *	49,992	759,878
Golden Entertainment, Inc. *	12,245	516,249
Jack in the Box, Inc.	11,518	1,067,603
Krispy Kreme, Inc. (a)	37,416	575,458
Monarch Casino & Resort, Inc.	7,411	514,027
Papa John's International, Inc.	17,955	1,342,854
Portillo's, Inc., Class A *	24,157	522,274
Red Rock Resorts, Inc., Class A	27,337	1,334,046
Sabre Corp. *	183,566	734,264
Shake Shack, Inc., Class A *	20,876	1,144,214
Sonder Holdings, Inc. * (a)	78,715	32,281
Sweetgreen, Inc., Class A *	41,902	332,702
Target Hospitality Corp. * (a)	13,598	171,471
Vacasa, Inc., Class A * (a)	46,834	37,308
		15,427,451
Household Durables — 3.3%
Cavco Industries, Inc. *	4,545	1,364,500
Century Communities, Inc.	15,799	1,063,905
GoPro, Inc., Class A *	71,983	308,087
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — continued
Green Brick Partners, Inc. *	15,188	566,057
Installed Building Products, Inc.	13,112	1,629,428
iRobot Corp. * (a)	15,221	598,642
KB Home	45,632	1,999,594
La-Z-Boy, Inc.	24,116	692,853
LGI Homes, Inc. *	11,468	1,362,398
M/I Homes, Inc. *	15,318	1,036,110
MDC Holdings, Inc.	32,469	1,330,255
Meritage Homes Corp.	20,446	2,618,110
Skyline Champion Corp. *	29,623	2,197,138
Snap One Holdings Corp. * (a)	9,638	94,067
Sonos, Inc. * (a)	71,209	1,505,358
Taylor Morrison Home Corp. *	60,538	2,608,582
Tri Pointe Homes, Inc. *	56,378	1,616,921
Vizio Holding Corp., Class A * (a)	31,554	270,418
		22,862,423
Household Products — 0.4%
Central Garden & Pet Co. *	5,366	197,683
Central Garden & Pet Co., Class A *	23,036	813,862
WD-40 Co. (a)	7,565	1,440,376
		2,451,921
Independent Power and Renewable Electricity Producers — 0.0% ^
Altus Power, Inc. * (a)	20,435	92,775
Montauk Renewables, Inc. * (a)	35,300	234,745
		327,520
Industrial REITs — 0.2%
LXP Industrial Trust	154,147	1,448,982
Insurance — 1.8%
American Equity Investment Life Holding Co.	38,808	1,495,660
AMERISAFE, Inc.	10,682	594,453
Argo Group International Holdings Ltd. (a)	19,848	583,730
Bright Health Group, Inc. * (a)	143,388	23,042
BRP Group, Inc., Class A *	34,310	864,269
Employers Holdings, Inc.	15,205	601,966
Genworth Financial, Inc., Class A *	276,879	1,608,667
Goosehead Insurance, Inc., Class A *	11,787	677,752
Hagerty, Inc., Class A * (a)	17,696	177,137
Horace Mann Educators Corp.	22,828	714,060
James River Group Holdings Ltd.	20,946	407,819
Lemonade, Inc. * (a)	25,138	272,496
Mercury General Corp.	14,837	451,193
Oscar Health, Inc., Class A *	62,653	421,655
Palomar Holdings, Inc. *	14,113	709,319
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
ProAssurance Corp.	30,134	541,207
Safety Insurance Group, Inc.	8,258	603,577
SiriusPoint Ltd. (Bermuda) *	47,453	412,367
Stewart Information Services Corp.	15,172	631,914
Trupanion, Inc. * (a)	19,625	689,034
		12,481,317
Interactive Media & Services — 0.5%
Cargurus, Inc. *	52,376	861,061
Cars.com, Inc. *	34,629	677,689
Eventbrite, Inc., Class A *	45,285	329,222
fuboTV, Inc. * (a)	108,510	123,701
MediaAlpha, Inc., Class A *	12,974	96,008
Shutterstock, Inc.	13,447	900,949
Vimeo, Inc. *	87,768	288,757
ZipRecruiter, Inc., Class A *	28,986	491,023
		3,768,410
IT Services — 0.8%
BigCommerce Holdings, Inc. *	34,185	252,627
Fastly, Inc., Class A *	62,553	924,533
Grid Dynamics Holdings, Inc. *	28,944	314,621
Kyndryl Holdings, Inc. *	114,449	1,654,933
Perficient, Inc. *	19,364	1,257,111
Rackspace Technology, Inc. * (a)	31,614	46,156
Squarespace, Inc., Class A *	22,907	712,408
Unisys Corp. *	37,679	120,950
		5,283,339
Leisure Products — 0.5%
Acushnet Holdings Corp.	18,027	903,694
Latham Group, Inc. *	23,464	56,548
Malibu Boats, Inc., Class A *	11,459	650,298
Smith & Wesson Brands, Inc.	25,663	308,469
Sturm Ruger & Co., Inc.	9,887	569,096
Vista Outdoor, Inc. *	31,612	761,849
		3,249,954
Life Sciences Tools & Services — 0.6%
AbCellera Biologics, Inc. (Canada) * (a)	116,717	791,341
Adaptive Biotechnologies Corp. *	61,536	439,367
BioLife Solutions, Inc. *	19,096	335,326
CryoPort, Inc. *	27,378	576,033
NanoString Technologies, Inc. *	24,008	235,279
OmniAb, Inc. ‡ *	2,112	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	115

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Pacific Biosciences of California, Inc. *	127,925	1,356,005
SomaLogic, Inc. *	85,970	240,716
		3,974,067
Machinery — 4.7%
3D Systems Corp. *	73,337	671,767
Alamo Group, Inc.	5,755	1,017,081
Albany International Corp., Class A	17,376	1,584,865
Astec Industries, Inc.	12,683	523,554
Barnes Group, Inc.	28,276	1,188,440
Desktop Metal, Inc., Class A * (a)	131,346	288,961
Energy Recovery, Inc. *	31,324	705,730
Enerpac Tool Group Corp.	31,868	757,184
EnPro Industries, Inc.	11,618	1,095,229
Esab Corp.	28,879	1,685,378
ESCO Technologies, Inc.	14,393	1,346,753
Federal Signal Corp.	33,922	1,742,912
Franklin Electric Co., Inc.	21,720	1,943,288
Gorman-Rupp Co. (The)	12,679	311,269
Greenbrier Cos., Inc. (The) (a)	18,331	484,855
Helios Technologies, Inc.	18,219	1,095,691
Hillenbrand, Inc.	38,797	1,769,919
Hillman Solutions Corp. * (a)	81,509	684,676
Hyzon Motors, Inc. * (a)	48,208	40,090
John Bean Technologies Corp.	17,813	1,936,451
Kadant, Inc.	6,492	1,206,408
Lindsay Corp.	6,171	745,087
Microvast Holdings, Inc. * (a)	106,503	111,828
Mueller Industries, Inc.	31,750	2,281,238
Mueller Water Products, Inc., Class A	87,321	1,170,101
Omega Flex, Inc. (a)	1,678	184,597
Proterra, Inc. * (a)	108,389	126,815
Proto Labs, Inc. *	15,166	436,326
SPX Technologies, Inc. *	25,251	1,607,984
Standex International Corp.	6,697	822,459
Tennant Co.	10,407	795,303
Terex Corp.	37,738	1,682,737
Velo3D, Inc. * (a)	34,150	79,911
Wabash National Corp.	26,659	684,337
		32,809,224
Marine Transportation — 0.2%
Matson, Inc.	21,103	1,435,637
Media — 0.7%
Advantage Solutions, Inc. *	51,472	65,884
INVESTMENTS	SHARES	VALUE($)

Media — continued
AMC Networks, Inc., Class A *	15,679	277,361
Clear Channel Outdoor Holdings, Inc. *	266,105	337,953
EW Scripps Co. (The), Class A *	32,418	273,284
Gray Television, Inc.	47,198	363,897
iHeartMedia, Inc., Class A *	58,500	202,995
Integral Ad Science Holding Corp. *	20,616	324,290
Magnite, Inc. *	65,612	616,753
Scholastic Corp.	16,509	635,101
Sinclair Broadcast Group, Inc., Class A (a)	24,492	487,146
Stagwell, Inc. *	57,046	354,826
TechTarget, Inc. *	14,912	508,350
Thryv Holdings, Inc. *	17,172	385,683
WideOpenWest, Inc. *	28,905	330,384
		5,163,907
Metals & Mining — 2.1%
Alpha Metallurgical Resources, Inc.	8,081	1,184,351
Arconic Corp. *	56,723	1,403,894
ATI, Inc. *	72,353	2,794,273
Carpenter Technology Corp.	27,137	1,431,206
Century Aluminum Co. *	28,563	245,356
Coeur Mining, Inc. *	157,026	533,889
Compass Minerals International, Inc.	19,047	623,408
Hecla Mining Co.	314,299	1,901,509
Ivanhoe Electric, Inc. * (a)	8,288	98,710
Kaiser Aluminum Corp.	8,912	585,697
Materion Corp.	11,484	1,243,832
Piedmont Lithium, Inc. *	9,132	525,090
Ryerson Holding Corp.	11,581	437,414
Schnitzer Steel Industries, Inc., Class A	14,261	412,000
Warrior Met Coal, Inc.	28,873	998,140
		14,418,769
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Apollo Commercial Real Estate Finance, Inc. (a)	72,621	734,925
Arbor Realty Trust, Inc. (a)	95,900	1,099,973
ARMOUR Residential REIT, Inc. (a)	91,032	464,263
Brightspire Capital, Inc.	72,066	410,776
Broadmark Realty Capital, Inc.	74,264	364,636
Chimera Investment Corp. (a)	129,558	735,889
Claros Mortgage Trust, Inc. (a)	68,088	814,332
Franklin BSP Realty Trust, Inc. (a)	46,115	582,432
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	49,684	1,410,032
KKR Real Estate Finance Trust, Inc.	32,455	348,567
Ladder Capital Corp.	62,940	588,489
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
MFA Financial, Inc.	50,612	541,040
New York Mortgage Trust, Inc. (a)	51,867	533,193
PennyMac Mortgage Investment Trust (a)	49,728	618,119
Ready Capital Corp. (a)	54,996	590,107
Redwood Trust, Inc. (a)	63,445	398,435
TPG RE Finance Trust, Inc.	34,174	243,661
Two Harbors Investment Corp. (a)	53,980	751,941
		11,230,810
Multi-Utilities — 0.3%
NorthWestern Corp.	32,263	1,891,257
Office REITs — 0.6%
Brandywine Realty Trust	95,922	376,973
Corporate Office Properties Trust	62,860	1,438,865
Easterly Government Properties, Inc. (a)	50,782	714,503
Hudson Pacific Properties, Inc.	71,773	399,058
Office Properties Income Trust	27,165	177,116
Paramount Group, Inc.	92,120	398,880
Piedmont Office Realty Trust, Inc., Class A	68,970	448,995
		3,954,390
Oil, Gas & Consumable Fuels — 2.8%
Arch Resources, Inc.	10,091	1,233,625
California Resources Corp.	41,053	1,662,646
Callon Petroleum Co. *	28,554	946,280
Clean Energy Fuels Corp. *	98,214	419,374
CONSOL Energy, Inc.	18,271	1,084,201
Delek US Holdings, Inc.	38,942	846,988
Earthstone Energy, Inc., Class A *	21,186	287,282
Gevo, Inc. * (a)	132,626	153,846
Green Plains, Inc. *	33,134	1,132,189
Gulfport Energy Corp. *	6,349	574,331
HighPeak Energy, Inc. (a)	7,561	149,405
International Seaways, Inc.	22,505	896,149
Kinetik Holdings, Inc. (a)	12,233	376,776
Kosmos Energy Ltd. (Ghana) *	254,801	1,630,726
NextDecade Corp. * (a)	32,060	199,734
Northern Oil and Gas, Inc. (a)	41,460	1,375,228
Par Pacific Holdings, Inc. *	31,013	726,635
Peabody Energy Corp. * (a)	65,145	1,564,783
Permian Resources Corp.	130,599	1,364,760
Sitio Royalties Corp.	1	25
Talos Energy, Inc. *	36,432	496,568
Tellurian, Inc. * (a)	294,065	417,572
Uranium Energy Corp. * (a)	206,723	539,547
INVESTMENTS	SHARES	VALUE($)

Oil, Gas & Consumable Fuels — continued
Vital Energy, Inc. *	9,405	437,615
W&T Offshore, Inc. *	52,840	230,911
World Fuel Services Corp.	34,615	818,299
		19,565,495
Paper & Forest Products — 0.1%
Mercer International, Inc. (Germany)	22,562	219,528
Sylvamo Corp.	17,858	818,254
		1,037,782
Passenger Airlines — 0.5%
Allegiant Travel Co. *	8,764	910,667
Hawaiian Holdings, Inc. *	28,754	239,521
SkyWest, Inc. *	28,291	800,635
Spirit Airlines, Inc.	60,984	1,042,826
Sun Country Airlines Holdings, Inc. *	18,228	359,639
		3,353,288
Personal Care Products — 1.1%
Edgewell Personal Care Co.	28,757	1,255,818
elf Beauty, Inc. *	28,306	2,625,665
Inter Parfums, Inc.	9,977	1,514,409
Medifast, Inc.	6,124	561,265
Nu Skin Enterprises, Inc., Class A	27,649	1,091,029
USANA Health Sciences, Inc. *	6,236	413,883
		7,462,069
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc. *	28,722	255,339
Amphastar Pharmaceuticals, Inc. *	21,063	753,424
Amylyx Pharmaceuticals, Inc. *	22,199	630,452
Arvinas, Inc. *	27,102	710,343
Axsome Therapeutics, Inc. * (a)	19,142	1,369,227
Cassava Sciences, Inc. * (a)	21,939	509,424
Corcept Therapeutics, Inc. * (a)	50,246	1,132,042
DICE Therapeutics, Inc. *	18,916	614,770
Harmony Biosciences Holdings, Inc. *	16,606	535,377
Innoviva, Inc. *	35,114	411,887
Ligand Pharmaceuticals, Inc. *	8,965	684,478
Nektar Therapeutics *	104,392	78,534
Pliant Therapeutics, Inc. *	23,613	667,067
Reata Pharmaceuticals, Inc., Class A * (a)	15,625	1,544,687
Revance Therapeutics, Inc. *	46,014	1,464,626
Supernus Pharmaceuticals, Inc. *	30,245	1,114,831
Third Harmonic Bio, Inc. * (a)	6,303	28,553
		12,505,061
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	117

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Professional Services — 1.7%
CBIZ, Inc. *	28,021	1,476,426
Conduent, Inc. *	92,931	326,188
CSG Systems International, Inc.	16,825	886,341
First Advantage Corp. *	32,240	414,606
Forrester Research, Inc. *	6,256	193,561
HireRight Holdings Corp. *	10,570	112,042
Huron Consulting Group, Inc. *	11,127	943,458
ICF International, Inc.	9,476	1,080,264
Kelly Services, Inc., Class A	19,346	317,468
Kforce, Inc.	10,919	645,750
Korn Ferry	29,455	1,414,429
Legalzoom.com, Inc. *	52,732	494,626
NV5 Global, Inc. *	6,941	657,521
Planet Labs PBC * (a)	108,024	440,738
Sterling Check Corp. *	12,981	145,906
TaskUS, Inc., Class A (Philippines) *	14,499	195,157
TrueBlue, Inc. *	18,299	277,230
TTEC Holdings, Inc.	10,550	359,438
Verra Mobility Corp. *	77,884	1,320,134
		11,701,283
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc. * (a)	61,223	389,990
Compass, Inc., Class A *	142,331	333,055
Forestar Group, Inc. *	9,954	192,510
Kennedy-Wilson Holdings, Inc.	65,486	1,098,855
Marcus & Millichap, Inc.	13,836	435,419
Newmark Group, Inc., Class A	68,977	437,314
Opendoor Technologies, Inc. * (a)	283,583	391,345
Redfin Corp. *	60,800	452,960
St. Joe Co. (The)	18,911	777,242
		4,508,690
Residential REITs — 0.5%
Apartment Investment and Management Co., Class A	84,727	663,412
Centerspace	8,420	474,720
Elme Communities	48,907	842,668
NexPoint Residential Trust, Inc.	12,696	545,039
Veris Residential, Inc. *	44,270	723,814
		3,249,653
Retail REITs — 1.2%
Acadia Realty Trust	53,071	716,989
Alexander's, Inc. (a)	1,180	219,563
CBL & Associates Properties, Inc. (a)	13,695	316,765
INVESTMENTS	SHARES	VALUE($)

Retail REITs — continued
Getty Realty Corp.	23,753	791,688
InvenTrust Properties Corp.	37,703	850,203
Macerich Co. (The)	120,300	1,201,797
Necessity Retail REIT, Inc. (The)	75,032	413,426
Retail Opportunity Investments Corp.	69,640	907,409
RPT Realty	47,666	443,294
Saul Centers, Inc.	7,210	259,776
Tanger Factory Outlet Centers, Inc.	58,319	1,143,636
Urban Edge Properties	65,641	962,953
Urstadt Biddle Properties, Inc., Class A	16,203	279,016
		8,506,515
Semiconductors & Semiconductor Equipment — 2.6%
Axcelis Technologies, Inc. *	18,327	2,168,084
Cohu, Inc. *	26,642	901,565
Credo Technology Group Holding Ltd. *	50,869	412,548
Diodes, Inc. *	25,397	2,024,141
FormFactor, Inc. *	43,053	1,175,777
Ichor Holdings Ltd. *	16,150	449,777
Impinj, Inc. * (a)	11,902	1,052,256
indie Semiconductor, Inc., Class A (China) * (a)	38,451	291,074
Kulicke & Soffa Industries, Inc. (Singapore)	31,663	1,509,059
MaxLinear, Inc. *	40,486	976,927
Navitas Semiconductor Corp. * (a)	43,721	233,033
Onto Innovation, Inc. *	27,696	2,242,822
Photronics, Inc. *	34,526	499,246
Rambus, Inc. *	60,050	2,662,617
Ultra Clean Holdings, Inc. *	25,402	724,973
Veeco Instruments, Inc. *	28,761	529,778
		17,853,677
Software — 4.9%
8x8, Inc. *	63,166	181,286
A10 Networks, Inc.	35,839	506,763
Adeia, Inc.	58,733	448,720
Agilysys, Inc. *	11,119	867,727
Alarm.com Holdings, Inc. *	27,889	1,330,026
Alkami Technology, Inc. *	20,456	245,267
Altair Engineering, Inc., Class A * (a)	29,302	2,023,303
Amplitude, Inc., Class A *	29,947	339,898
Appfolio, Inc., Class A *	10,604	1,480,531
Appian Corp., Class A * (a)	22,964	862,298
AvePoint, Inc. * (a)	49,014	212,721
Braze, Inc., Class A * (a)	19,781	581,561
C3.ai, Inc., Class A * (a)	47,740	850,727
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Cerence, Inc. *	22,496	574,773
Confluent, Inc., Class A * (a)	85,950	1,890,900
Consensus Cloud Solutions, Inc. *	9,878	368,746
CS Disco, Inc. *	9,493	55,819
Digital Turbine, Inc. *	50,450	591,779
Domo, Inc., Class B *	17,465	277,344
E2open Parent Holdings, Inc. *	96,278	605,589
Ebix, Inc.	13,062	212,388
Enfusion, Inc., Class A * (a)	7,296	61,140
Everbridge, Inc. *	22,284	585,624
EverCommerce, Inc. * (a)	16,136	194,762
Expensify, Inc., Class A *	24,732	187,716
ForgeRock, Inc., Class A * (a)	20,510	410,815
Freshworks, Inc., Class A *	90,016	1,202,614
Gitlab, Inc., Class A * (a)	35,174	1,067,883
HashiCorp, Inc., Class A *	45,790	1,227,630
Instructure Holdings, Inc. * (a)	9,545	253,229
Intapp, Inc. *	8,533	344,051
InterDigital, Inc. (a)	15,071	1,020,910
LivePerson, Inc. *	39,185	181,427
LiveRamp Holdings, Inc. *	36,179	871,552
Marathon Digital Holdings, Inc. * (a)	62,033	624,672
Matterport, Inc. * (a)	123,738	288,310
MeridianLink, Inc. *	11,272	168,404
Model N, Inc. *	18,973	584,368
Momentive Global, Inc. * (a)	71,455	670,962
N-Able, Inc. *	37,357	476,302
PagerDuty, Inc. * (a)	45,755	1,375,395
Progress Software Corp.	24,218	1,329,084
PROS Holdings, Inc. *	22,976	651,829
Q2 Holdings, Inc. *	32,134	791,139
Riot Platforms, Inc. * (a)	93,504	1,118,308
Samsara, Inc., Class A * (a)	63,415	1,144,641
SolarWinds Corp. *	26,249	226,266
Sprinklr, Inc., Class A *	34,580	413,577
Sumo Logic, Inc. *	62,280	747,360
Telos Corp. *	29,463	50,087
Zeta Global Holdings Corp., Class A *	70,057	680,253
Zuora, Inc., Class A *	70,174	546,655
		34,005,131
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	46,869	1,195,628
Gladstone Land Corp.	18,017	290,254
INVESTMENTS	SHARES	VALUE($)

Specialized REITs — continued
PotlatchDeltic Corp. (a)	45,151	2,087,331
Safehold, Inc.	22,447	622,231
		4,195,444
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A *	27,379	644,502
Academy Sports & Outdoors, Inc.	43,667	2,773,728
Arko Corp.	40,942	342,275
Asbury Automotive Group, Inc. *	12,400	2,398,904
Boot Barn Holdings, Inc. *	16,682	1,208,945
Buckle, Inc. (The)	16,489	552,876
Caleres, Inc.	19,913	454,016
Camping World Holdings, Inc., Class A	22,398	501,491
Carvana Co. * (a)	55,665	386,315
Children's Place, Inc. (The) *	6,834	202,560
Designer Brands, Inc., Class A	28,264	231,482
Franchise Group, Inc. (a)	14,918	436,352
Group 1 Automotive, Inc.	8,116	1,821,880
Guess?, Inc. (a)	17,013	320,695
Monro, Inc.	17,521	856,426
ODP Corp. (The) *	22,539	973,910
Overstock.com, Inc. *	25,586	520,931
Revolve Group, Inc. *	22,747	469,726
Sally Beauty Holdings, Inc. *	59,975	853,444
Signet Jewelers Ltd. (a)	25,373	1,866,945
Sleep Number Corp. * (a)	12,270	276,689
Sonic Automotive, Inc., Class A	9,345	416,039
Upbound Group, Inc.	27,983	746,027
Warby Parker, Inc., Class A * (a)	34,833	366,791
		19,622,949
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology, Inc. *	18,537	547,027
Corsair Gaming, Inc. * (a)	22,490	391,776
IonQ, Inc. * (a)	84,957	468,113
Super Micro Computer, Inc. *	26,104	2,752,144
		4,159,060
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd. *	23,857	374,555
Kontoor Brands, Inc.	27,622	1,247,685
Levi Strauss & Co., Class A (a)	53,967	780,363
Oxford Industries, Inc.	8,300	856,477
Steven Madden Ltd.	40,925	1,434,012
Wolverine World Wide, Inc.	44,031	737,079
		5,430,171
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	119

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Tobacco — 0.2%
Universal Corp.	13,716	752,871
Vector Group Ltd.	73,540	936,900
		1,689,771
Trading Companies & Distributors — 1.6%
Boise Cascade Co.	22,050	1,506,236
Custom Truck One Source, Inc. * (a)	34,482	216,547
Global Industrial Co.	9,099	242,488
GMS, Inc. *	23,245	1,349,605
H&E Equipment Services, Inc.	18,878	689,047
McGrath RentCorp	13,631	1,211,523
NOW, Inc. *	61,758	658,958
Rush Enterprises, Inc., Class A	23,664	1,256,795
Triton International Ltd. (Bermuda)	32,902	2,720,008
Veritiv Corp.	7,513	863,018
Xometry, Inc., Class A * (a)	16,484	228,963
		10,943,188
Water Utilities — 0.8%
American States Water Co.	20,637	1,831,534
California Water Service Group	30,620	1,717,170
Middlesex Water Co.	9,874	720,604
SJW Group	14,887	1,130,221
		5,399,529
Wireless Telecommunication Services — 0.3%
Gogo, Inc. *	36,274	486,434
Shenandoah Telecommunications Co.	27,981	582,285
Telephone and Data Systems, Inc.	55,773	557,730
United States Cellular Corp. *	7,840	166,522
		1,792,971
Total Common Stocks (Cost $756,300,377)		686,512,787
Short-Term Investments — 11.1%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (c) (d) (Cost $8,341,702)	8,341,702	8,341,702
INVESTMENTS	SHARES	VALUE($)

Investment of Cash Collateral from Securities Loaned — 9.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (c) (d)	60,987,307	60,993,406
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (c) (d)	8,119,095	8,119,095
Total Investment of Cash Collateral from Securities Loaned (Cost $69,125,995)		69,112,501
Total Short-Term Investments (Cost $77,467,697)		77,454,203
Total Investments — 109.8% (Cost $833,768,074)		763,966,990
Liabilities in Excess of Other Assets — (9.8)%		(67,978,021)
NET ASSETS — 100.0%		695,988,969

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $66,919,624.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	103	06/16/2023	USD	9,139,190	(45,284)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	121

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
L3Harris Technologies, Inc.	222	43,323
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	136	13,718
Expeditors International of Washington, Inc.	185	21,060
United Parcel Service, Inc., Class B	196	35,243
		70,021
Automobile Components — 0.2%
Aptiv plc *	316	32,504
Gentex Corp.	276	7,615
		40,119
Automobiles — 1.4%
Ford Motor Co.	139	1,651
Tesla, Inc. *	1,864	306,274
		307,925
Banks — 2.2%
Bank of America Corp.	6,103	178,696
Citigroup, Inc.	2,262	106,472
Fifth Third Bancorp	779	20,410
PNC Financial Services Group, Inc. (The)	471	61,348
Wells Fargo & Co.	3,427	136,223
		503,149
Beverages — 2.0%
Brown-Forman Corp., Class B	267	17,379
Coca-Cola Co. (The)	3,378	216,699
Constellation Brands, Inc., Class A	178	40,846
Keurig Dr Pepper, Inc.	1,000	32,700
Monster Beverage Corp. *	854	47,824
PepsiCo, Inc.	561	107,089
		462,537
Biotechnology — 3.1%
AbbVie, Inc.	1,429	215,950
Alnylam Pharmaceuticals, Inc. *	144	28,685
Amgen, Inc.	163	39,078
Biogen, Inc. *	130	39,550
Gilead Sciences, Inc.	1,472	121,013
Incyte Corp. *	213	15,849
Ionis Pharmaceuticals, Inc. *	166	5,871
Regeneron Pharmaceuticals, Inc. *	114	91,404
Seagen, Inc. *	159	31,800
Vertex Pharmaceuticals, Inc. *	301	102,560
		691,760
INVESTMENTS	SHARES	VALUE($)

Broadline Retail — 2.4%
Amazon.com, Inc. *	4,760	501,942
eBay, Inc.	635	29,483
Etsy, Inc. *	146	14,750
		546,175
Building Products — 0.5%
Carrier Global Corp.	844	35,296
Hayward Holdings, Inc. *	90	1,084
Lennox International, Inc.	37	10,431
Masco Corp.	261	13,966
Trane Technologies plc	268	49,797
		110,574
Capital Markets — 4.2%
Ares Management Corp.	164	14,365
Bank of New York Mellon Corp. (The)	845	35,989
BlackRock, Inc.	167	112,090
Blackstone, Inc.	35	3,127
Carlyle Group, Inc. (The)	179	5,429
Charles Schwab Corp. (The)	1,349	70,472
CME Group, Inc.	339	62,976
FactSet Research Systems, Inc.	44	18,114
Goldman Sachs Group, Inc. (The)	369	126,729
Invesco Ltd.	379	6,492
Lazard Ltd., Class A	47	1,471
LPL Financial Holdings, Inc.	91	19,004
Moody's Corp.	187	58,553
Morgan Stanley	1,254	112,822
Morningstar, Inc.	27	4,814
MSCI, Inc.	91	43,903
Nasdaq, Inc.	385	21,318
Northern Trust Corp.	219	17,117
Robinhood Markets, Inc., Class A *	657	5,815
S&P Global, Inc.	377	136,693
State Street Corp.	408	29,482
T. Rowe Price Group, Inc.	257	28,869
Tradeweb Markets, Inc., Class A	83	5,844
		941,488
Chemicals — 1.4%
Albemarle Corp.	136	25,223
Ashland, Inc.	63	6,401
Ecolab, Inc.	363	60,926
Element Solutions, Inc.	331	6,008
FMC Corp.	185	22,862
Huntsman Corp.	213	5,706
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
International Flavors & Fragrances, Inc.	373	36,166
Linde plc	168	62,068
Mosaic Co. (The)	397	17,011
Scotts Miracle-Gro Co. (The)	55	3,675
Sherwin-Williams Co. (The)	283	67,224
		313,270
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc. *	59	8,564
MSA Safety, Inc.	41	5,320
Republic Services, Inc.	240	34,709
Stericycle, Inc. *	107	4,885
Waste Management, Inc.	484	80,368
		133,846
Communications Equipment — 1.3%
Arista Networks, Inc. *	287	45,966
Ciena Corp. *	172	7,919
Cisco Systems, Inc.	3,743	176,857
Juniper Networks, Inc.	372	11,216
Lumentum Holdings, Inc. *	26	1,254
Motorola Solutions, Inc.	195	56,823
Viasat, Inc. *	84	2,942
		302,977
Consumer Finance — 0.8%
American Express Co.	698	112,615
Capital One Financial Corp.	445	43,299
Synchrony Financial	525	15,493
		171,407
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	171	86,051
Target Corp.	7	1,104
Walmart, Inc.	524	79,108
		166,263
Containers & Packaging — 0.1%
Avery Dennison Corp.	95	16,576
Distributors — 0.1%
LKQ Corp.	291	16,799
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	1,897	33,520
Verizon Communications, Inc.	2,989	116,063
		149,583
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 1.5%
Avangrid, Inc.	92	3,704
Edison International	551	40,554
Eversource Energy	505	39,193
Exelon Corp.	1,455	61,750
NextEra Energy, Inc.	2,040	156,325
PG&E Corp. *	2,411	41,252
		342,778
Electrical Equipment — 0.6%
AMETEK, Inc.	269	37,103
Emerson Electric Co.	666	55,451
Rockwell Automation, Inc.	134	37,977
		130,531
Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	158	26,795
Keysight Technologies, Inc. *	209	30,230
Teledyne Technologies, Inc. *	54	22,377
Trimble, Inc. *	288	13,565
Zebra Technologies Corp., Class A *	60	17,282
		110,249
Energy Equipment & Services — 0.6%
Halliburton Co.	1,316	43,099
Schlumberger NV	2,023	99,835
		142,934
Entertainment — 2.3%
Activision Blizzard, Inc. *	918	71,338
Electronic Arts, Inc.	320	40,730
Liberty Media Corp.-Liberty Formula One, Class C *	257	18,553
Netflix, Inc. *	467	154,077
Spotify Technology SA *	164	21,910
Take-Two Interactive Software, Inc. *	198	24,609
Walt Disney Co. (The) *	1,720	176,300
		507,517
Financial Services — 5.0%
Apollo Global Management, Inc.	461	29,223
Berkshire Hathaway, Inc., Class B *	625	205,344
Block, Inc. *	626	38,055
Fidelity National Information Services, Inc.	693	40,693
Fiserv, Inc. *	695	84,873
Global Payments, Inc.	306	34,489
Jack Henry & Associates, Inc.	85	13,884
Mastercard, Inc., Class A	681	258,800
PayPal Holdings, Inc. *	1,343	102,068
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	123

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Toast, Inc., Class A *	317	5,769
Visa, Inc., Class A	1,246	289,982
Voya Financial, Inc.	113	8,642
Western Union Co. (The)	441	4,820
WEX, Inc. *	51	9,045
		1,125,687
Food Products — 1.0%
General Mills, Inc.	156	13,826
Hershey Co. (The)	170	46,420
J M Smucker Co. (The)	121	18,684
McCormick & Co., Inc. (Non-Voting)	293	25,740
Mondelez International, Inc., Class A	1,603	122,982
		227,652
Gas Utilities — 0.2%
Atmos Energy Corp.	208	23,741
National Fuel Gas Co.	98	5,478
UGI Corp.	307	10,401
		39,620
Ground Transportation — 0.5%
Lyft, Inc., Class A *	382	3,916
Uber Technologies, Inc. *	2,270	70,483
Union Pacific Corp.	151	29,551
		103,950
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	575	63,520
Boston Scientific Corp. *	1,682	87,666
Edwards Lifesciences Corp. *	716	62,994
IDEXX Laboratories, Inc. *	96	47,247
Insulet Corp. *	80	25,443
Intuitive Surgical, Inc. *	20	6,025
Medtronic plc	400	36,380
Stryker Corp.	43	12,885
		342,160
Health Care Providers & Services — 3.6%
AmerisourceBergen Corp.	191	31,868
Cigna Group (The)	344	87,132
CVS Health Corp.	1,505	110,332
Elevance Health, Inc.	263	123,255
Humana, Inc.	142	75,330
McKesson Corp.	161	58,643
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Premier, Inc., Class A	138	4,599
UnitedHealth Group, Inc.	669	329,208
		820,367
Health Care REITs — 0.1%
Healthcare Realty Trust, Inc.	445	8,802
Medical Properties Trust, Inc.	696	6,104
Omega Healthcare Investors, Inc.	275	7,359
		22,265
Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc. *	46	123,570
Chipotle Mexican Grill, Inc. *	32	66,164
DoorDash, Inc., Class A *	292	17,867
Expedia Group, Inc. *	177	16,631
McDonald's Corp.	678	200,519
Planet Fitness, Inc., Class A *	97	8,065
Starbucks Corp.	629	71,888
Wendy's Co. (The)	200	4,420
Yum! Brands, Inc.	329	46,251
		555,375
Household Durables — 0.1%
PulteGroup, Inc.	266	17,862
Household Products — 1.9%
Church & Dwight Co., Inc.	284	27,582
Clorox Co. (The)	144	23,849
Colgate-Palmolive Co.	979	78,124
Procter & Gamble Co. (The)	1,859	290,711
		420,266
Industrial Conglomerates — 0.6%
General Electric Co.	1,271	125,791
Industrial REITs — 0.6%
Prologis, Inc.	1,061	132,890
Rexford Industrial Realty, Inc.	237	13,218
		146,108
Insurance — 2.4%
Aflac, Inc.	719	50,222
Allstate Corp. (The)	308	35,654
American International Group, Inc.	867	45,986
Aon plc, Class A	242	78,694
Arch Capital Group Ltd. *	84	6,306
Assured Guaranty Ltd.	67	3,609
Chubb Ltd.	485	97,757
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	370	26,266
Lincoln National Corp.	193	4,194
Marsh & McLennan Cos., Inc.	43	7,748
MetLife, Inc.	785	48,144
Principal Financial Group, Inc.	282	21,063
Progressive Corp. (The)	45	6,138
Prudential Financial, Inc.	429	37,323
RenaissanceRe Holdings Ltd. (Bermuda)	50	10,770
Travelers Cos., Inc. (The)	273	49,451
WR Berkley Corp.	240	14,141
		543,466
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A *	6,156	660,784
Match Group, Inc. *	326	12,029
Meta Platforms, Inc., Class A *	1,075	258,344
Pinterest, Inc., Class A *	696	16,008
		947,165
IT Services — 1.3%
Accenture plc, Class A	616	172,659
Amdocs Ltd.	140	12,775
Cloudflare, Inc., Class A *	332	15,621
EPAM Systems, Inc. *	64	18,076
Gartner, Inc. *	90	27,221
Globant SA *	48	7,530
International Business Machines Corp.	192	24,271
Okta, Inc. *	176	12,061
Twilio, Inc., Class A *	204	10,732
		300,946
Leisure Products — 0.1%
Hasbro, Inc.	154	9,120
Peloton Interactive, Inc., Class A *	360	3,197
YETI Holdings, Inc. *	114	4,497
		16,814
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	348	47,130
Danaher Corp.	429	101,634
Illumina, Inc. *	184	37,823
IQVIA Holdings, Inc. *	217	40,846
Mettler-Toledo International, Inc. *	26	38,779
PerkinElmer, Inc.	125	16,311
Repligen Corp. *	65	9,856
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.	345	191,440
Waters Corp. *	69	20,725
		504,544
Machinery — 2.6%
Caterpillar, Inc.	567	124,060
Deere & Co.	314	118,698
Dover Corp.	167	24,409
Fortive Corp.	414	26,119
Graco, Inc.	197	15,620
IDEX Corp.	89	18,362
Illinois Tool Works, Inc.	360	87,098
Ingersoll Rand, Inc.	473	26,970
Nordson Corp.	67	14,493
Otis Worldwide Corp.	486	41,456
PACCAR, Inc.	597	44,590
Parker-Hannifin Corp.	35	11,371
Xylem, Inc.	209	21,703
		574,949
Media — 0.6%
Comcast Corp., Class A	1,909	78,975
Fox Corp., Class A	504	16,763
Interpublic Group of Cos., Inc. (The)	452	16,150
Liberty Media Corp.-Liberty SiriusXM, Class C *	268	7,488
Omnicom Group, Inc.	237	21,465
		140,841
Metals & Mining — 0.8%
Freeport-McMoRan, Inc.	1,680	63,689
Newmont Corp.	931	44,130
Nucor Corp.	296	43,861
Steel Dynamics, Inc.	195	20,270
		171,950
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	667	6,610
Annaly Capital Management, Inc.	558	11,149
		17,759
Multi-Utilities — 0.7%
CenterPoint Energy, Inc.	734	22,365
Consolidated Edison, Inc.	414	40,767
NiSource, Inc.	100	2,846
Public Service Enterprise Group, Inc.	582	36,782
Sempra Energy	373	57,998
		160,758
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	125

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	88	10,928
Kilroy Realty Corp.	130	3,801
		14,729
Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp. *	416	9,564
Chevron Corp.	1,202	202,633
ConocoPhillips	1,318	135,609
Enviva, Inc.	44	946
Exxon Mobil Corp.	3,003	355,375
Hess Corp.	412	59,765
New Fortress Energy, Inc.	86	2,605
ONEOK, Inc.	278	18,184
Targa Resources Corp.	331	25,000
Williams Cos., Inc. (The)	1,784	53,984
		863,665
Personal Care Products — 0.3%
Coty, Inc., Class A *	411	4,879
Estee Lauder Cos., Inc. (The), Class A	268	66,121
		71,000
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	2,048	136,745
Eli Lilly & Co.	670	265,226
Johnson & Johnson	1,883	308,247
Merck & Co., Inc.	1,203	138,911
Pfizer, Inc.	2,247	87,386
Zoetis, Inc.	18	3,164
		939,679
Professional Services — 1.3%
Automatic Data Processing, Inc.	492	108,240
Booz Allen Hamilton Holding Corp.	153	14,645
Clarivate plc *	552	4,891
Equifax, Inc.	142	29,590
FTI Consulting, Inc. *	42	7,581
Genpact Ltd.	211	9,400
ManpowerGroup, Inc.	59	4,467
Paychex, Inc.	377	41,417
Robert Half International, Inc.	124	9,052
Science Applications International Corp.	34	3,469
TransUnion	225	15,482
Verisk Analytics, Inc.	182	35,328
		283,562
INVESTMENTS	SHARES	VALUE($)

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	368	28,211
Jones Lang LaSalle, Inc. *	56	7,786
Zillow Group, Inc., Class C *	249	10,842
		46,839
Residential REITs — 0.6%
American Homes 4 Rent, Class A	360	11,974
AvalonBay Communities, Inc.	163	29,400
Equity LifeStyle Properties, Inc.	208	14,331
Equity Residential	433	27,387
Essex Property Trust, Inc.	76	16,700
Sun Communities, Inc.	143	19,867
UDR, Inc.	378	15,623
		135,282
Retail REITs — 0.6%
Brixmor Property Group, Inc.	344	7,337
Federal Realty Investment Trust	94	9,296
Kimco Realty Corp.	704	13,510
National Retail Properties, Inc.	208	9,048
Realty Income Corp.	733	46,062
Regency Centers Corp.	200	12,286
Simon Property Group, Inc.	380	43,061
		140,600
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc. *	1,742	155,683
Analog Devices, Inc.	64	11,512
Applied Materials, Inc.	989	111,787
Broadcom, Inc.	163	102,120
Cirrus Logic, Inc. *	66	5,662
Enphase Energy, Inc. *	192	31,526
First Solar, Inc. *	156	28,483
Intel Corp.	741	23,016
KLA Corp.	108	41,746
Lam Research Corp.	80	41,926
Marvell Technology, Inc.	995	39,283
Monolithic Power Systems, Inc.	54	24,946
NVIDIA Corp.	1,667	462,576
QUALCOMM, Inc.	296	34,573
Texas Instruments, Inc.	282	47,150
Universal Display Corp.	51	6,806
		1,168,795
Software — 11.3%
Adobe, Inc. *	455	171,790
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
ANSYS, Inc. *	102	32,020
Atlassian Corp., Class A *	174	25,693
Autodesk, Inc. *	254	49,477
Bentley Systems, Inc., Class B	197	8,384
Cadence Design Systems, Inc. *	320	67,024
Confluent, Inc., Class A *	162	3,564
Dolby Laboratories, Inc., Class A	68	5,691
Fortinet, Inc. *	754	47,540
Gen Digital, Inc.	620	10,955
Guidewire Software, Inc. *	96	7,314
Intuit, Inc.	321	142,508
Microsoft Corp.	4,225	1,298,173
New Relic, Inc. *	62	4,431
Nutanix, Inc., Class A *	269	6,451
Oracle Corp.	1,592	150,794
Palo Alto Networks, Inc. *	349	63,679
Salesforce, Inc. *	788	156,316
ServiceNow, Inc. *	238	109,342
Splunk, Inc. *	190	16,386
Synopsys, Inc. *	179	66,466
Tyler Technologies, Inc. *	48	18,193
Unity Software, Inc. *	271	7,309
VMware, Inc., Class A *	205	25,631
Workday, Inc., Class A *	208	38,717
		2,533,848
Specialized REITs — 0.7%
American Tower Corp.	48	9,811
Crown Castle, Inc.	511	62,899
CubeSmart	261	11,873
Extra Space Storage, Inc.	155	23,566
Life Storage, Inc.	99	13,304
Rayonier, Inc.	171	5,362
SBA Communications Corp.	125	32,611
		159,426
Specialty Retail — 2.5%
AutoZone, Inc. *	22	58,593
CarMax, Inc. *	185	12,956
Floor & Decor Holdings, Inc., Class A *	121	12,020
Home Depot, Inc. (The)	823	247,344
Lithia Motors, Inc., Class A	32	7,068
Lowe's Cos., Inc.	137	28,473
Penske Automotive Group, Inc.	30	4,157
Ross Stores, Inc.	398	42,478
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — continued
TJX Cos., Inc. (The)	830	65,421
Tractor Supply Co.	129	30,754
Ulta Beauty, Inc. *	59	32,534
Valvoline, Inc.	252	8,707
Williams-Sonoma, Inc.	78	9,441
		559,946
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	9,255	1,570,388
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp. *	31	14,860
Lululemon Athletica, Inc. *	130	49,391
NIKE, Inc., Class B	1,245	157,766
PVH Corp.	76	6,522
Ralph Lauren Corp.	47	5,395
Tapestry, Inc.	282	11,508
VF Corp.	409	9,616
		255,058
Trading Companies & Distributors — 0.4%
Air Lease Corp.	122	4,907
United Rentals, Inc.	82	29,611
Univar Solutions, Inc. *	229	8,130
WESCO International, Inc.	52	7,488
WW Grainger, Inc.	53	36,865
		87,001
Water Utilities — 0.1%
Essential Utilities, Inc.	339	14,475
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	107	15,397
Total Common Stocks (Cost $20,944,126)		22,407,786
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b) (Cost $22,283)	22,283	22,283
Total Investments — 99.9% (Cost $20,966,409)		22,430,069
Other Assets Less Liabilities — 0.1%		28,489
NET ASSETS — 100.0%		22,458,558

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	127

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	2	06/16/2023	USD	41,900	1,452

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Brazil — 8.9%
Ambev SA	426,792	1,206,497
Auren Energia SA	103,469	327,139
Banco do Brasil SA	146,142	1,252,570
Banco Santander Brasil SA	10,422	55,831
BB Seguridade Participacoes SA	139,863	953,675
Bradespar SA (Preference)	115,129	543,584
CCR SA	360,043	977,381
Centrais Eletricas Brasileiras SA	138,948	939,079
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	58,231	534,934
Cia Energetica de Minas Gerais (Preference)	385,153	950,566
Cia Paranaense de Energia (Preference)	480,350	770,440
Cielo SA	682,100	742,573
CPFL Energia SA	75,361	498,448
CTEEP-Cia de Transmissao de Energia Eletrica Paulista (Preference)	132,938	615,942
EDP - Energias do Brasil SA	137,866	621,085
Embraer SA *	221,448	857,768
Engie Brasil Energia SA	50,354	415,831
Gerdau SA (Preference)	139,215	701,406
Hypera SA	62,543	468,088
Itau Unibanco Holding SA (Preference)	242,172	1,254,606
Itausa SA (Preference)	190,499	329,224
M Dias Branco SA *	44,736	258,310
Marfrig Global Foods SA	119,047	155,140
Metalurgica Gerdau SA (Preference)	185,779	432,434
Neoenergia SA	13,356	41,050
Petroleo Brasileiro SA (Preference)	472,408	2,239,955
Rumo SA	155,309	612,169
Sao Martinho SA	76,463	483,508
Telefonica Brasil SA	87,733	723,457
TIM SA	202,300	565,798
TOTVS SA	20,873	106,964
Transmissora Alianca de Energia Eletrica SA	80,106	584,759
Unipar Carbocloro SA (Preference), Class B	8,317	109,119
Vale SA	254,909	3,680,690
		25,010,020
Chile — 1.4%
Banco de Chile	4,851,362	516,537
Banco Santander Chile	5,962,674	285,115
CAP SA	13,095	91,669
Cencosud SA	395,900	806,758
Cia Cervecerias Unidas SA	31,319	255,674
Cia Sud Americana de Vapores SA	6,479,959	662,164
INVESTMENTS	SHARES	VALUE($)

Chile — continued
Colbun SA	2,690,426	376,643
Embotelladora Andina SA (Preference), Class B	117,737	294,937
Enel Americas SA	3,244,741	442,145
Sociedad Quimica y Minera de Chile SA (Preference), Class B	1,717	116,239
		3,847,881
China — 25.4%
3SBio, Inc. (a)	268,500	269,027
Agile Group Holdings Ltd. *	118,000	24,008
Agricultural Bank of China Ltd., Class A	1,610,100	795,346
An Hui Wenergy Co. Ltd., Class A *	272,300	213,989
Angang Steel Co. Ltd., Class H	625,800	207,884
Anhui Conch Cement Co. Ltd., Class H	182,500	576,248
Anhui Expressway Co. Ltd., Class A *	249,500	341,960
ANTA Sports Products Ltd.	17,600	218,702
BAIC Motor Corp. Ltd., Class H (a)	482,000	135,654
Bank of Beijing Co. Ltd., Class A *	547,900	375,306
Bank of China Ltd., Class H	6,371,000	2,544,311
Bank of Communications Co. Ltd., Class A *	993,600	799,545
Bank of Hangzhou Co. Ltd., Class A *	214,200	388,841
Baoshan Iron & Steel Co. Ltd., Class A *	390,800	363,904
Beijing Enterprises Holdings Ltd.	76,000	315,399
Bosideng International Holdings Ltd.	766,000	377,774
BYD Electronic International Co. Ltd.	109,000	330,568
CGN Power Co. Ltd., Class H (a)	2,601,000	686,828
China CITIC Bank Corp. Ltd., Class H	1,929,000	1,043,522
China Coal Energy Co. Ltd., Class H *	463,000	397,815
China Communications Services Corp. Ltd., Class H	714,000	391,247
China Construction Bank Corp., Class H	2,919,000	1,951,429
China Everbright Bank Co. Ltd., Class H *	500,000	160,130
China Feihe Ltd. (a)	395,000	266,739
China Hongqiao Group Ltd.	527,500	519,575
China International Marine Containers Group Co. Ltd., Class A *	317,400	321,570
China Lesso Group Holdings Ltd.	222,000	191,924
China Medical System Holdings Ltd.	346,000	574,401
China Merchants Energy Shipping Co. Ltd., Class A *	332,600	318,997
China Merchants Port Group Co. Ltd., Class A *	71,500	205,623
China Merchants Port Holdings Co. Ltd.	298,000	442,179
China Minsheng Banking Corp. Ltd., Class H	309,800	113,803
China National Accord Medicines Corp. Ltd., Class A *	29,900	280,844
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	129

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China National Building Material Co. Ltd., Class H	598,250	448,873
China National Chemical Engineering Co. Ltd., Class A *	130,700	200,209
China National Nuclear Power Co. Ltd., Class A *	379,700	378,941
China Petroleum & Chemical Corp., Class H	1,518,000	994,921
China Resources Cement Holdings Ltd.	368,000	166,602
China Resources Double Crane Pharmaceutical Co. Ltd., Class A *	156,300	468,871
China Resources Gas Group Ltd.	151,800	479,132
China Resources Land Ltd.	136,000	633,319
China Resources Pharmaceutical Group Ltd. (a)	420,000	417,212
China Resources Power Holdings Co. Ltd.	282,000	613,978
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	62,400	531,722
China Shenhua Energy Co. Ltd., Class H	413,500	1,373,461
China South Publishing & Media Group Co. Ltd., Class A *	347,500	695,129
China United Network Communications Ltd., Class A *	711,600	559,515
China Vanke Co. Ltd., Class H *	77,100	120,530
China Yangtze Power Co. Ltd., Class A *	245,400	775,956
Chinese Universe Publishing and Media Group Co. Ltd., Class A *	347,100	895,920
Chongqing Changan Automobile Co. Ltd., Class A *	208,530	359,752
Chongqing Rural Commercial Bank Co. Ltd., Class H	423,000	163,502
CITIC Ltd.	704,000	883,725
Citic Pacific Special Steel Group Co. Ltd., Class A	125,676	293,373
COSCO SHIPPING Energy Transportation Co. Ltd., Class H *	108,000	111,022
COSCO SHIPPING Holdings Co. Ltd., Class H *	549,850	638,661
COSCO SHIPPING Ports Ltd.	330,000	217,139
CSG Holding Co. Ltd., Class A *	192,200	182,678
CSPC Pharmaceutical Group Ltd.	248,000	252,538
Daan Gene Co. Ltd., Class A *	116,160	261,530
Dali Foods Group Co. Ltd. (a)	604,000	251,358
Daqin Railway Co. Ltd., Class A *	350,800	390,293
Datang International Power Generation Co. Ltd., Class H *	1,294,000	242,666
Dongfeng Motor Group Co. Ltd., Class H	244,000	116,742
Dongguan Development Holdings Co. Ltd., Class A *	178,400	257,352
INVESTMENTS	SHARES	VALUE($)

China — continued
ENN Energy Holdings Ltd.	96,500	1,323,170
Fosun International Ltd.	160,576	112,616
Fujian Sunner Development Co. Ltd., Class A	76,100	235,215
G-bits Network Technology Xiamen Co. Ltd., Class A *	5,100	385,991
GD Power Development Co. Ltd., Class A *	797,500	445,011
Great Wall Motor Co. Ltd., Class H	442,500	537,008
Guangdong Baolihua New Energy Stock Co. Ltd., Class A *	455,300	436,513
Guangxi Guiguan Electric Power Co. Ltd., Class A *	370,700	296,862
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H *	66,000	216,818
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A *	19,800	188,874
Haitian International Holdings Ltd.	156,000	405,332
Heilongjiang Agriculture Co. Ltd., Class A *	235,600	462,365
Henan Shuanghui Investment & Development Co. Ltd., Class A	16,200	58,407
Hengan International Group Co. Ltd.	73,000	326,052
Hopson Development Holdings Ltd.	92,536	82,281
Huabao Flavours & Fragrances Co. Ltd., Class A *	60,300	208,909
Huadian Power International Corp. Ltd., Class H *	910,000	441,322
Huadong Medicine Co. Ltd., Class A *	70,200	420,559
Huaibei Mining Holdings Co. Ltd., Class A *	153,900	302,552
Huapont Life Sciences Co. Ltd., Class A *	397,200	303,117
Huaxin Cement Co. Ltd., Class H	210,700	209,979
Huayu Automotive Systems Co. Ltd., Class A *	87,900	208,258
Hubei Energy Group Co. Ltd., Class A	410,900	253,404
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A *	86,000	392,199
Hunan Valin Steel Co. Ltd., Class A *	307,400	234,653
Industrial & Commercial Bank of China Ltd., Class H	3,817,000	2,053,562
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A *	232,016	452,090
Inner Mongolia ERDOS Resources Co. Ltd., Class A *	129,600	270,902
Inner Mongolia Yitai Coal Co. Ltd., Class B *	403,300	598,165
Jiangling Motors Corp. Ltd., Class A *	111,000	220,102
Jiangsu Expressway Co. Ltd., Class A	61,700	79,324
Jiangsu Hengli Hydraulic Co. Ltd., Class A *	46,656	415,398
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A *	71,700	327,080
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Jiangsu Zhongnan Construction Group Co. Ltd., Class A *	298,600	77,258
Jiangsu Zhongtian Technology Co. Ltd., Class A *	175,900	371,646
Joincare Pharmaceutical Group Industry Co. Ltd., Class A *	160,400	300,256
Jointo Energy Investment Co. Ltd. Hebei, Class A *	312,900	270,164
Joyoung Co. Ltd., Class A *	50,971	119,994
JOYY, Inc., ADR	7,256	220,800
Kingboard Holdings Ltd.	165,500	506,882
KingClean Electric Co. Ltd., Class A *	81,318	318,013
Kunlun Energy Co. Ltd.	398,000	368,949
Kweichow Moutai Co. Ltd., Class A *	7,800	1,985,896
LB Group Co. Ltd., Class A	121,000	302,973
Li Ning Co. Ltd.	208,500	1,491,112
Livzon Pharmaceutical Group, Inc., Class A *	49,800	257,508
Longfor Group Holdings Ltd. (b)	81,000	221,656
Maanshan Iron & Steel Co. Ltd., Class H *	424,000	90,512
Metallurgical Corp. of China Ltd., Class A *	468,400	303,527
Nanjing Iron & Steel Co. Ltd., Class A	615,900	326,763
Ningbo Sanxing Medical Electric Co. Ltd., Class A *	133,200	265,905
PetroChina Co. Ltd., Class A	265,500	303,387
Ping An Insurance Group Co. of China Ltd., Class H	143,500	1,046,907
Postal Savings Bank of China Co. Ltd., Class H (a)	1,067,000	695,676
Qingdao Port International Co. Ltd., Class A *	349,100	361,636
Qinhuangdao Port Co. Ltd., Class A	694,200	337,174
Sany Heavy Industry Co. Ltd., Class A *	128,800	307,327
Seazen Group Ltd. *	228,000	49,011
Seazen Holdings Co. Ltd., Class A *	71,600	154,058
Shaanxi Coal Industry Co. Ltd., Class A *	241,300	682,987
Shandong Buchang Pharmaceuticals Co. Ltd., Class A *	80,600	250,806
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	119,040	548,836
Shandong Publishing & Media Co. Ltd., Class A *	425,800	712,939
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	309,600	528,299
Shanghai International Port Group Co. Ltd., Class A *	401,700	332,771
Shanghai Pharmaceuticals Holding Co. Ltd., Class H *	28,900	58,753
INVESTMENTS	SHARES	VALUE($)

China — continued
Shanghai Tunnel Engineering Co. Ltd., Class A *	368,400	348,188
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A *	110,200	186,327
Shanxi Coking Coal Energy Group Co. Ltd., Class A *	169,600	252,064
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A *	117,000	341,182
Shenzhen Jinjia Group Co. Ltd., Class A *	70,500	74,536
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A *	13,700	618,032
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	327,600	237,222
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	63,200	328,215
Sinoma International Engineering Co., Class A *	112,200	233,991
Sino-Ocean Group Holding Ltd.	630,500	55,644
Sinopharm Group Co. Ltd., Class H	135,600	480,333
Sinotruk Hong Kong Ltd.	220,500	336,977
Skyworth Digital Co. Ltd., Class A *	128,700	305,660
Tangshan Jidong Cement Co. Ltd., Class A *	142,400	167,960
TangShan Port Group Co. Ltd., Class A *	1,242,000	708,918
Tian Di Science & Technology Co. Ltd., Class A *	527,200	416,357
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Wanxiang Qianchao Co. Ltd., Class A *	706,400	519,953
Weichai Power Co. Ltd., Class A *	205,256	342,038
Weifu High-Technology Group Co. Ltd., Class A *	103,500	250,028
Wuliangye Yibin Co. Ltd., Class A	33,500	818,599
Xiamen C & D, Inc., Class A *	171,300	300,423
Xinhua Winshare Publishing and Media Co. Ltd., Class A *	274,200	769,626
Xinxing Ductile Iron Pipes Co. Ltd., Class A *	82,900	54,522
Yangzijiang Shipbuilding Holdings Ltd.	623,800	581,718
Yankuang Energy Group Co. Ltd., Class H *	308,000	1,056,617
Yintai Gold Co. Ltd., Class A	206,920	384,869
Yuexiu Property Co. Ltd. (c)	117,400	169,839
Yunnan Baiyao Group Co. Ltd., Class A *	28,660	240,892
Zhejiang Expressway Co. Ltd., Class H	420,000	348,542
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A *	182,000	202,570
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	138,180	466,540
Zhejiang Semir Garment Co. Ltd., Class A *	232,500	225,743
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	131

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhejiang Weixing New Building Materials Co. Ltd., Class A *	98,097	313,488
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A *	224,300	460,981
Zhongsheng Group Holdings Ltd.	82,500	352,400
Zijin Mining Group Co. Ltd., Class H *	412,000	697,539
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H *	503,400	274,778
		71,519,496
Colombia — 0.2%
Bancolombia SA (Preference)	69,500	430,491
Grupo Aval Acciones y Valores SA (Preference)	581,767	72,814
		503,305
Czech Republic — 0.5%
CEZ A/S *	24,509	1,316,494
Moneta Money Bank A/S (a)	58,360	213,997
		1,530,491
Egypt — 0.1%
Commercial International Bank Egypt SAE	97,354	168,819
Greece — 1.2%
Hellenic Telecommunications Organization SA	53,679	784,341
JUMBO SA	33,727	777,052
Mytilineos SA	29,507	856,080
OPAP SA *	50,395	859,371
		3,276,844
Hong Kong — 0.1%
Kingboard Laminates Holdings Ltd.	255,500	263,316
Hungary — 0.5%
Magyar Telekom Telecommunications plc	138,863	174,731
MOL Hungarian Oil & Gas plc	63,821	517,541
Richter Gedeon Nyrt.	30,833	744,695
		1,436,967
India — 10.2%
Adani Power Ltd. *	132,439	365,264
Aurobindo Pharma Ltd.	20,247	153,058
Bajaj Auto Ltd.	13,202	716,552
Bajaj Holdings & Investment Ltd.	1,201	100,775
Bharat Petroleum Corp. Ltd.	55,612	243,410
Castrol India Ltd.	20,100	29,494
Cipla Ltd.	52,636	585,603
Colgate-Palmolive India Ltd.	8,154	159,220
INVESTMENTS	SHARES	VALUE($)

India — continued
Dabur India Ltd.	65,774	429,299
Divi's Laboratories Ltd.	11,124	445,647
Dr Reddy's Laboratories Ltd.	10,377	625,758
GAIL India Ltd.	105,609	138,817
Glenmark Pharmaceuticals Ltd.	11,783	81,320
HCL Technologies Ltd.	69,136	903,887
Hindalco Industries Ltd.	29,124	156,263
Hindustan Petroleum Corp. Ltd.	25,649	78,899
Hindustan Unilever Ltd.	90,038	2,710,116
Hindustan Zinc Ltd.	16,955	65,324
Housing Development Finance Corp. Ltd.	62,636	2,134,125
ICICI Lombard General Insurance Co. Ltd. * (a)	4,490	59,355
Indian Oil Corp. Ltd.	135,214	134,751
Indus Towers Ltd.	121,298	230,484
Infosys Ltd.	263,994	4,073,208
ITC Ltd.	345,022	1,799,208
Jindal Steel & Power Ltd.	27,697	198,183
JSW Steel Ltd.	45,598	405,709
Mphasis Ltd.	2,812	62,735
Nestle India Ltd.	3,211	855,406
NHPC Ltd.	323,243	175,499
NMDC Ltd.	148,105	197,194
NTPC Ltd.	279,604	589,733
Oil & Natural Gas Corp. Ltd.	223,409	435,704
Oil India Ltd.	18,294	57,190
Petronet LNG Ltd.	85,160	247,344
Piramal Enterprises Ltd.	7,206	65,114
Power Grid Corp. of India Ltd.	168,970	491,332
REC Ltd.	98,193	159,107
Reliance Industries Ltd.	71,433	2,121,357
Steel Authority of India Ltd.	100,738	102,369
Sun Pharmaceutical Industries Ltd.	47,939	579,877
Tata Consultancy Services Ltd. *	57,336	2,266,875
Tata Power Co. Ltd. (The)	302,434	747,022
Tata Steel Ltd.	585,070	775,668
Titan Co. Ltd.	16,367	530,279
Torrent Power Ltd.	15,906	107,483
United Breweries Ltd.	3,354	60,802
UPL Ltd.	31,896	289,479
Vedanta Ltd.	147,410	505,676
Wipro Ltd.	4,819	22,819
Zydus Lifesciences Ltd.	19,033	121,205
		28,590,998
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — 3.7%
Adaro Energy Indonesia Tbk. PT	3,815,200	816,697
Astra International Tbk. PT	2,443,700	1,127,203
Bank Central Asia Tbk. PT	3,011,000	1,863,362
Bukit Asam Tbk. PT	2,450,700	693,118
Charoen Pokphand Indonesia Tbk. PT	649,600	203,374
Gudang Garam Tbk. PT	65,300	126,638
Hanjaya Mandala Sampoerna Tbk. PT	4,294,100	297,104
Indofood CBP Sukses Makmur Tbk. PT	362,300	261,593
Indofood Sukses Makmur Tbk. PT	999,700	440,040
Kalbe Farma Tbk. PT	4,741,800	686,536
Media Nusantara Citra Tbk. PT *	4,135,200	166,583
Perusahaan Gas Negara Tbk. PT	4,927,200	481,996
Sarana Menara Nusantara Tbk. PT	4,944,800	346,298
Telkom Indonesia Persero Tbk. PT	5,375,100	1,556,891
Unilever Indonesia Tbk. PT	1,408,700	423,116
United Tractors Tbk. PT	279,200	551,162
Vale Indonesia Tbk. PT *	418,300	199,932
XL Axiata Tbk. PT	2,345,500	280,734
		10,522,377
Kuwait — 1.9%
Agility Public Warehousing Co. KSC	164,978	334,872
Humansoft Holding Co. KSC	31,226	397,968
Kuwait Finance House KSCP	671,244	1,640,246
Mobile Telecommunications Co. KSCP	462,754	862,361
National Bank of Kuwait SAKP	650,738	2,136,379
		5,371,826
Malaysia — 2.0%
Astro Malaysia Holdings Bhd.	495,600	77,303
Axiata Group Bhd.	547,600	367,938
CELCOMDIGI Bhd.	493,500	487,393
Hong Leong Financial Group Bhd.	15,600	63,372
IHH Healthcare Bhd.	168,200	216,451
Kuala Lumpur Kepong Bhd.	37,400	180,644
Malayan Banking Bhd.	66,208	128,661
Maxis Bhd.	601,900	594,596
Nestle Malaysia Bhd.	11,000	334,155
Petronas Chemicals Group Bhd.	353,100	561,905
Petronas Gas Bhd.	177,900	674,030
PPB Group Bhd.	156,860	571,807
RHB Bank Bhd.	145,300	178,729
Telekom Malaysia Bhd.	411,200	458,130
Tenaga Nasional Bhd.	417,800	834,487
		5,729,601
INVESTMENTS	SHARES	VALUE($)

Mexico — 7.2%
Alfa SAB de CV, Class A	1,023,343	653,410
America Movil SAB de CV	2,217,951	2,391,950
Arca Continental SAB de CV	98,074	936,856
Banco del Bajio SA (a)	95,764	314,890
Cemex SAB de CV *	1,572,709	945,576
Coca-Cola Femsa SAB de CV	110,297	913,564
El Puerto de Liverpool SAB de CV, Class C1	59,206	363,808
Fibra Uno Administracion SA de CV, REIT	617,017	851,425
Fomento Economico Mexicano SAB de CV	32,845	319,471
Gruma SAB de CV, Class B	52,079	817,820
Grupo Aeroportuario del Centro Norte SAB de CV	78,025	855,956
Grupo Aeroportuario del Pacifico SAB de CV, Class B	56,809	1,010,110
Grupo Aeroportuario del Sureste SAB de CV, Class B	34,749	995,476
Grupo Bimbo SAB de CV	293,299	1,574,201
Grupo Carso SAB de CV	64,171	364,264
Grupo Financiero Banorte SAB de CV, Class O	295,439	2,560,433
Grupo Mexico SAB de CV	24,071	117,721
Kimberly-Clark de Mexico SAB de CV, Class A	64,540	145,883
Megacable Holdings SAB de CV	139,103	378,482
Orbia Advance Corp. SAB de CV	329,814	759,437
Promotora y Operadora de Infraestructura SAB de CV	61,926	644,455
Regional SAB de CV	20,184	147,769
Wal-Mart de Mexico SAB de CV	549,110	2,213,299
		20,276,256
Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	495,565	150,145
Philippines — 0.5%
Globe Telecom, Inc.	4,338	133,479
Manila Electric Co.	67,630	414,827
Metro Pacific Investments Corp.	4,176,200	334,231
PLDT, Inc.	18,465	401,813
Puregold Price Club, Inc.	38,000	22,401
		1,306,751
Qatar — 1.7%
Commercial Bank PSQC (The)	167,877	272,234
Industries Qatar QSC	233,390	822,381
Mesaieed Petrochemical Holding Co.	318,417	174,210
Ooredoo QPSC	279,934	761,782
Qatar Electricity & Water Co. QSC	118,092	544,067
Qatar Fuel QSC	60,499	276,167
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	133

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Qatar — continued
Qatar Gas Transport Co. Ltd.	724,680	790,505
Qatar International Islamic Bank QSC	57,157	156,262
Qatar Islamic Bank SAQ	153,312	757,718
Qatar Navigation QSC	102,886	256,169
		4,811,495
Russia — 0.0% ^
Alrosa PJSC ‡ *	200,448	4,122
Federal Grid Co. ROSSETI PJSC ‡ *	42,872,768	976
Federal Grid Co. Unified Energy System PJSC ‡ *	127,925,624	2,782
Inter RAO UES PJSC ‡	6,142,220	4,185
LUKOIL PJSC ‡	17,853	21,998
M.Video PJSC ‡ *	8,526	539
Magnit PJSC ‡ *	7,858	5,824
Magnitogorsk Iron & Steel Works PJSC ‡ *	334,440	3,866
MMC Norilsk Nickel PJSC ‡	3,087	14,762
Mobile TeleSystems PJSC ‡	120,496	6,770
Novolipetsk Steel PJSC ‡ *	155,019	6,950
PhosAgro PJSC ‡	1,940	2,387
Rostelecom PJSC ‡	157,186	2,668
RusHydro PJSC ‡	35,715,691	5,977
Sberbank of Russia PJSC ‡ *	537,391	16,767
Severstal PAO ‡ *	20,498	6,910
Sistema PJSFC ‡ *	308,352	918
Surgutneftegas PJSC (Preference) ‡	655,737	4,970
Tatneft PJSC ‡	17,275	1,549
Unipro PJSC ‡ *	4,941,067	1,948
		116,868
Saudi Arabia — 4.7%
Abdullah Al Othaim Markets Co.	9,240	354,252
ACWA Power Co. *	51	2,145
Almarai Co. JSC	38,865	613,108
Arab National Bank	29,193	214,062
Arabian Internet & Communications Services Co.	10,927	817,946
Banque Saudi Fransi	13,307	138,076
Dr Sulaiman Al Habib Medical Services Group Co.	14,572	1,119,361
Elm Co.	7,556	896,080
Etihad Etisalat Co. *	83,925	1,035,086
Jarir Marketing Co.	17,113	746,528
Mouwasat Medical Services Co.	406	26,833
Riyad Bank	10,980	88,558
SABIC Agri-Nutrients Co.	11,768	423,120
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
Sahara International Petrochemical Co.	56,201	586,005
Saudi Airlines Catering Co.	26,791	680,854
Saudi Arabian Mining Co. *	27,876	521,470
Saudi Arabian Oil Co. (a)	219,089	2,111,812
Saudi Cement Co.	31,672	476,142
Saudi Electricity Co.	153,432	994,679
Saudi Investment Bank (The)	79,770	350,096
Saudi Telecom Co.	40,871	491,922
Yanbu Cement Co.	44,167	423,178
		13,111,313
Singapore — 0.0% ^
Yangzijiang Financial Holding Ltd. *	212,800	61,620
South Africa — 3.9%
African Rainbow Minerals Ltd.	41,513	521,502
Anglo American Platinum Ltd.	8,286	491,264
Aspen Pharmacare Holdings Ltd.	18,359	183,752
AVI Ltd.	136,297	508,665
Bidvest Group Ltd. (The)	71,055	973,231
Exxaro Resources Ltd.	60,564	636,366
Foschini Group Ltd. (The)	6,880	35,675
Impala Platinum Holdings Ltd.	91,556	891,371
Investec Ltd.	64,368	353,993
MTN Group Ltd.	216,876	1,523,296
MultiChoice Group	93,758	586,817
Nedbank Group Ltd.	63,183	728,975
Netcare Ltd.	168,959	147,555
Pepkor Holdings Ltd. (a)	256,399	237,582
Pick n Pay Stores Ltd.	132,012	313,350
Royal Bafokeng Platinum Ltd.	10,523	82,579
Shoprite Holdings Ltd.	27,282	332,950
Sibanye Stillwater Ltd.	226,512	500,781
Tiger Brands Ltd.	46,591	504,790
Vodacom Group Ltd.	114,994	788,210
Woolworths Holdings Ltd.	216,273	769,089
		11,111,793
Taiwan — 11.8%
Accton Technology Corp. *	69,000	674,055
Asia Cement Corp. *	356,000	509,889
Capital Securities Corp. *	741,000	331,058
Catcher Technology Co. Ltd. *	84,000	495,526
Cheng Shin Rubber Industry Co. Ltd.	536,000	660,559
Chicony Electronics Co. Ltd. *	54,551	172,358
China Airlines Ltd. *	893,000	553,980
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
China Motor Corp.	154,000	396,654
China Steel Corp. *	244,000	231,418
Chunghwa Telecom Co. Ltd. *	435,000	1,799,959
CTBC Financial Holding Co. Ltd.	2,237,395	1,649,270
E.Sun Financial Holding Co. Ltd. *	1,222,216	993,969
Eclat Textile Co. Ltd. *	16,000	254,801
Eva Airways Corp. *	560,000	491,065
Evergreen Marine Corp. Taiwan Ltd. *	142,800	754,201
Far Eastern New Century Corp. *	723,000	751,545
Far EasTone Telecommunications Co. Ltd. *	278,000	714,284
Feng TAY Enterprise Co. Ltd. *	43,000	267,516
First Financial Holding Co. Ltd. *	1,170,357	1,033,758
Formosa Chemicals & Fibre Corp. *	309,000	693,455
Formosa Taffeta Co. Ltd. *	289,000	266,473
Fubon Financial Holding Co. Ltd. *	255,185	491,461
Globalwafers Co. Ltd.	23,000	361,473
Hotai Motor Co. Ltd. *	18,000	388,002
Largan Precision Co. Ltd.	16,000	1,050,595
Lite-On Technology Corp.	278,000	665,955
Mega Financial Holding Co. Ltd. *	1,260,013	1,397,905
Nan Ya Plastics Corp. *	642,000	1,631,692
Nien Made Enterprise Co. Ltd. *	54,000	594,548
Novatek Microelectronics Corp. *	17,000	232,409
Pou Chen Corp. *	677,000	701,301
President Chain Store Corp. *	106,000	933,850
Realtek Semiconductor Corp. *	61,000	715,345
SinoPac Financial Holdings Co. Ltd. *	1,871,275	1,018,348
Taiwan Cooperative Financial Holding Co. Ltd. *	1,112,819	970,009
Taiwan Fertilizer Co. Ltd. *	310,000	596,908
Taiwan Mobile Co. Ltd.	298,000	1,004,090
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	3,291,494
Uni-President Enterprises Corp. *	631,000	1,512,733
Yang Ming Marine Transport Corp. *	214,000	441,479
Yuanta Financial Holding Co. Ltd. *	1,709,529	1,258,398
Yulon Motor Co. Ltd.	144,000	378,624
		33,332,412
Thailand — 3.2%
Advanced Info Service PCL	172,200	1,081,135
Bangkok Bank PCL	86,100	396,652
Bangkok Dusit Medical Services PCL, Class F	1,036,800	888,100
Banpu PCL	1,739,800	465,234
Bumrungrad Hospital PCL	90,300	630,617
INVESTMENTS	SHARES	VALUE($)

Thailand — continued
Digital Telecommunications Infrastructure Fund, Class F	1,313,100	488,363
Electricity Generating PCL	83,400	383,030
Gulf Energy Development PCL	505,700	754,243
Home Product Center PCL	1,153,400	474,577
Intouch Holdings PCL, NVDR	241,500	531,747
Krung Thai Bank PCL	1,681,900	889,165
PTT Exploration & Production PCL	249,900	1,087,328
Ratch Group PCL	331,700	367,371
Thai Oil PCL	265,200	363,022
Thai Union Group PCL, Class F	387,300	156,730
True Corp. PCL, NVDR	610,000	142,016
		9,099,330
Turkey — 8.0%
AG Anadolu Grubu Holding A/S	108,085	527,881
Akbank TAS	854,752	706,704
Akcansa Cimento A/S	45,174	150,027
Aksa Enerji Uretim A/S	246,396	354,428
Alarko Holding A/S	152,158	461,197
Anadolu Efes Biracilik ve Malt Sanayii A/S	217,551	704,565
Arcelik A/S	91,765	457,250
Aselsan Elektronik Sanayi ve Ticaret A/S	240,652	553,733
Aygaz A/S	72,153	241,379
Bera Holding AS	326,293	170,502
BIM Birlesik Magazalar A/S	112,723	905,728
Can2 Termik A/S *	18,011	45,001
Cimsa Cimento Sanayi ve Ticaret A/S	97,200	423,749
Coca-Cola Icecek A/S	57,809	700,217
Dogan Sirketler Grubu Holding A/S *	1,223,370	539,143
Dogus Otomotiv Servis ve Ticaret A/S	73,524	462,655
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	354,428	539,709
Enerjisa Enerji A/S (a)	369,761	530,270
Enka Insaat ve Sanayi A/S	469,265	660,375
Eregli Demir ve Celik Fabrikalari TAS *	338,481	577,579
Europen Endustri Insaat Sanayi ve Ticaret A/S *	246,765	124,959
Ford Otomotiv Sanayi A/S	23,000	635,773
Girisim Elektrik Taahhut Ticaret ve Sanayi A/S *	124,932	430,324
Haci Omer Sabanci Holding A/S	322,343	633,639
Kimteks Poliuretan Sanayi ve Ticaret A/S	47,842	210,169
KOC Holding A/S	202,162	787,053
Kontrolmatik Enerji ve Muhendislik A/S	38,374	261,002
Koza Altin Isletmeleri A/S	581,684	565,705
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	135

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Turkey — continued
Koza Anadolu Metal Madencilik Isletmeleri A/S *	267,721	488,010
Mavi Giyim Sanayi ve Ticaret A/S, Class B (a)	33,381	180,020
Migros Ticaret A/S *	51,354	460,759
MLP Saglik Hizmetleri A/S * (a)	42,494	144,294
Nuh Cimento Sanayi A/S	19,136	127,006
Otokar Otomotiv ve Savunma Sanayi AS *	6,398	276,293
Oyak Cimento Fabrikalari A/S *	243,011	377,294
Penta Teknoloji Urunleri Dagitim Ticaret A/S *	41,271	31,635
TAV Havalimanlari Holding A/S *	154,308	559,628
Tekfen Holding A/S	246,214	364,943
Tofas Turk Otomobil Fabrikasi A/S	63,887	631,052
Turk Hava Yollari AO *	120,769	794,226
Turk Telekomunikasyon A/S *	645,982	541,030
Turk Traktor ve Ziraat Makineleri A/S	18,869	541,290
Turkcell Iletisim Hizmetleri A/S	431,731	735,472
Turkiye Halk Bankasi A/S *	954,362	515,659
Turkiye Is Bankasi A/S, Class C	1,146,923	639,307
Turkiye Petrol Rafinerileri A/S	125,405	428,243
Turkiye Sise ve Cam Fabrikalari A/S	341,590	648,039
Yapi ve Kredi Bankasi A/S	1,287,905	628,359
		22,473,275
United Arab Emirates — 2.3%
Abu Dhabi Commercial Bank PJSC	402,986	968,234
Abu Dhabi Islamic Bank PJSC	212,776	659,196
Abu Dhabi Ports Co. PJSC *	403,760	754,451
Air Arabia PJSC	661,335	395,105
Aldar Properties PJSC	566,843	836,087
Dubai Islamic Bank PJSC	413,519	627,357
Emirates Telecommunications Group Co. PJSC	168,420	1,102,470
Multiply Group PJSC *	775,588	711,572
National Marine Dredging Co. *	48,137	285,101
Salik Co. PJSC	207,872	169,250
		6,508,823
United States — 0.2%
JBS SA	170,625	608,911
Total Common Stocks (Cost $268,636,369)		280,740,933
Short-Term Investments — 0.0% ^
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e)(Cost $102,725)	102,725	102,725
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.7% (Cost $268,739,094)		280,843,658
Other Assets Less Liabilities — 0.3%		855,095
NET ASSETS — 100.0%		281,698,753

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $84,919.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.7%
Oil, Gas & Consumable Fuels	7.6
Metals & Mining	6.0
Wireless Telecommunication Services	5.0
Food Products	4.0
Electric Utilities	3.9
Transportation Infrastructure	3.5
Industrial Conglomerates	3.3
Independent Power and Renewable Electricity Producers	3.3
Diversified Telecommunication Services	3.3
IT Services	3.2
Pharmaceuticals	3.0
Beverages	2.9
Chemicals	2.7
Consumer Staples Distribution & Retail	2.3
Automobiles	1.9
Construction Materials	1.9
Machinery	1.8
Financial Services	1.7
Health Care Providers & Services	1.7
Semiconductors & Semiconductor Equipment	1.6
Textiles, Apparel & Luxury Goods	1.6
Personal Care Products	1.5
Gas Utilities	1.4
Specialty Retail	1.4
Media	1.3
Marine Transportation	1.0
Others (each less than 1.0%)	12.5
Short-Term Investments	0.0 (a)

(a)	Amount rounds to less than 0.1%.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	6	06/16/2023	USD	295,290	13,228

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	137

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Australia — 10.5%
AGL Energy Ltd.	547,619	3,014,637
Altium Ltd.	56,337	1,436,101
Alumina Ltd.	1,004,446	1,019,453
Ampol Ltd.	99,523	1,985,755
Ansell Ltd.	112,715	2,005,776
ANZ Group Holdings Ltd.	47,277	767,696
APA Group	324,699	2,216,862
Aurizon Holdings Ltd.	261,958	595,601
BHP Group Ltd.	89,922	2,668,660
BlueScope Steel Ltd.	11,979	159,222
Charter Hall Group, REIT	78,964	587,481
Cochlear Ltd.	13,838	2,268,984
Coles Group Ltd.	267,817	3,235,277
CSR Ltd.	546,726	1,913,938
Dexus, REIT	455,599	2,361,364
EBOS Group Ltd.	15,288	419,549
Endeavour Group Ltd.	87,693	395,250
Flutter Entertainment plc *	9,941	1,992,155
Fortescue Metals Group Ltd.	160,982	2,252,401
Glencore plc	504,560	2,978,233
GPT Group (The), REIT	846,445	2,488,993
Harvey Norman Holdings Ltd.	529,783	1,272,331
Iluka Resources Ltd.	68,751	505,180
Incitec Pivot Ltd.	536,375	1,142,809
JB Hi-Fi Ltd.	70,696	2,092,299
Lottery Corp. Ltd. (The)	663,155	2,223,549
Metcash Ltd.	725,784	1,880,881
Mirvac Group, REIT	420,033	674,332
New Hope Corp. Ltd.	145,362	513,843
Origin Energy Ltd.	582,615	3,230,319
Ramsay Health Care Ltd.	55,143	2,371,218
REA Group Ltd.	680	63,953
Rio Tinto Ltd.	33,393	2,504,631
Rio Tinto plc	42,478	2,700,428
Santos Ltd.	557,357	2,640,254
Sonic Healthcare Ltd.	122,477	2,887,145
South32 Ltd.	711,120	2,010,160
Stockland, REIT	249,224	738,794
Tabcorp Holdings Ltd.	1,396,760	974,262
Telstra Group Ltd.	845,495	2,452,965
Treasury Wine Estates Ltd.	296,163	2,743,388
Vicinity Ltd., REIT	1,041,554	1,456,061
Wesfarmers Ltd.	83,082	2,874,090
Whitehaven Coal Ltd.	461,637	2,215,293
INVESTMENTS	SHARES	VALUE($)

Australia — continued
WiseTech Global Ltd.	41,707	1,910,419
Woodside Energy Group Ltd.	120,405	2,732,029
Woolworths Group Ltd.	63,008	1,625,407
Yancoal Australia Ltd.	99,918	369,382
		85,568,810
Austria — 0.5%
Mondi plc	161,347	2,571,118
OMV AG	34,122	1,614,745
		4,185,863
Belgium — 0.2%
D'ieteren Group	1,642	309,170
Proximus SADP	118,348	1,008,868
		1,318,038
Brazil — 0.3%
Yara International ASA	63,237	2,546,481
Cambodia — 0.0% ^
NagaCorp Ltd. *	121,231	98,288
Chile — 0.4%
Antofagasta plc	158,628	2,917,645
China — 1.5%
Budweiser Brewing Co. APAC Ltd. (a)	687,200	1,985,465
Chow Tai Fook Jewellery Group Ltd.	264,200	530,570
Lenovo Group Ltd.	3,392,000	3,470,274
SITC International Holdings Co. Ltd.	215,000	397,682
Want Want China Holdings Ltd.	2,744,000	1,750,000
Wilmar International Ltd.	817,100	2,413,483
Xinyi Glass Holdings Ltd.	939,000	1,717,939
		12,265,413
Denmark — 0.8%
Carlsberg A/S, Class B	17,590	2,911,089
DSV A/S	610	114,803
Novo Nordisk A/S, Class B	21,961	3,653,311
		6,679,203
Finland — 1.2%
Elisa OYJ	48,356	3,002,970
Fortum OYJ	10,137	151,406
Kesko OYJ, Class B	101,036	2,106,383
Orion OYJ, Class B	26,253	1,233,185
Stora Enso OYJ, Class R	127,741	1,620,631
UPM-Kymmene OYJ	58,578	1,868,077
		9,982,652
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	139

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — 4.9%
Air Liquide SA	4,639	834,511
Arkema SA	18,929	1,872,892
Capgemini SE	15,537	2,833,286
Carrefour SA	164,467	3,421,013
Covivio SA, REIT	15,510	881,882
Danone SA (b)	42,852	2,836,102
Eiffage SA	28,339	3,373,017
Engie SA (b)	103,331	1,653,739
EssilorLuxottica SA	2,509	496,732
Gecina SA, REIT	23,060	2,567,101
Klepierre SA, REIT (b)	120,231	3,045,466
Orange SA	227,618	2,962,657
Pernod Ricard SA	14,804	3,418,972
Publicis Groupe SA	31,317	2,560,387
TotalEnergies SE	50,519	3,228,161
Unibail-Rodamco-Westfield, REIT *	9,454	506,980
Vinci SA	23,232	2,873,594
Vivendi SE (b)	79,953	878,240
		40,244,732
Germany — 2.4%
Bayerische Motoren Werke AG	11,997	1,344,677
Covestro AG * (a)	14,824	650,335
Deutsche Telekom AG (Registered)	140,077	3,377,504
E.ON SE	50,428	667,048
Fresenius Medical Care AG & Co. KGaA	35,875	1,740,797
Hannover Rueck SE	3,573	763,404
Hella GmbH & Co. KGaA	6,517	551,118
Infineon Technologies AG	9,781	356,192
LEG Immobilien SE *	13,695	852,421
Mercedes-Benz Group AG	38,821	3,027,496
Merck KGaA	8,794	1,577,369
SAP SE	20,818	2,817,013
Telefonica Deutschland Holding AG	643,737	2,175,171
		19,900,545
Hong Kong — 3.1%
ASMPT Ltd.	98,500	774,423
CK Asset Holdings Ltd.	497,000	2,938,824
CK Infrastructure Holdings Ltd.	483,500	2,752,753
CLP Holdings Ltd.	309,000	2,300,730
Hong Kong & China Gas Co. Ltd.	795,393	706,254
Hutchison Port Holdings Trust	2,996,000	568,348
MTR Corp. Ltd.	233,000	1,164,190
New World Development Co. Ltd.	121,750	324,692
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Orient Overseas International Ltd.	101,500	2,062,195
PCCW Ltd.	3,248,000	1,694,248
Power Assets Holdings Ltd.	537,500	3,071,436
Sun Hung Kai Properties Ltd.	184,000	2,561,886
Swire Pacific Ltd., Class A	186,000	1,476,492
WH Group Ltd. (a)	3,916,500	2,180,468
Yue Yuen Industrial Holdings Ltd.	372,000	559,833
		25,136,772
Indonesia — 0.0% ^
First Pacific Co. Ltd.	610,000	204,267
Ireland — 0.5%
CRH plc	57,707	2,784,592
Smurfit Kappa Group plc	25,072	928,896
		3,713,488
Italy — 2.2%
A2A SpA	492,608	869,151
Assicurazioni Generali SpA	53,606	1,116,512
Banca Mediolanum SpA	69,250	626,113
Coca-Cola HBC AG	112,473	3,433,428
Davide Campari-Milano NV	12,762	164,470
Eni SpA	81,009	1,223,836
Italgas SpA	376,737	2,459,897
Poste Italiane SpA (a)	176,503	1,836,856
Recordati Industria Chimica e Farmaceutica SpA	32,178	1,481,231
Snam SpA	79,629	442,552
Terna - Rete Elettrica Nazionale	251,342	2,175,551
UniCredit SpA	114,685	2,272,538
		18,102,135
Japan — 30.2%
Activia Properties, Inc., REIT	266	775,086
Advance Residence Investment Corp., REIT	278	721,300
Advantest Corp.	5,900	459,798
Aeon Mall Co. Ltd.	24,000	323,581
AEON REIT Investment Corp., REIT	808	926,331
AGC, Inc.	28,900	1,077,533
Ajinomoto Co., Inc.	84,200	3,028,199
Alfresa Holdings Corp.	93,200	1,349,488
Anritsu Corp.	81,200	743,508
Aozora Bank Ltd. (b)	32,600	584,811
Asahi Group Holdings Ltd.	57,200	2,209,871
Astellas Pharma, Inc.	200,200	3,015,926
Brother Industries Ltd.	44,200	694,172
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Canon Marketing Japan, Inc.	60,900	1,522,680
Canon, Inc.	134,400	3,201,053
Capcom Co. Ltd.	84,700	3,182,824
Casio Computer Co. Ltd.	39,800	378,689
Chubu Electric Power Co., Inc.	294,600	3,285,486
Chugai Pharmaceutical Co. Ltd.	93,600	2,415,410
COMSYS Holdings Corp.	85,800	1,641,882
Cosmo Energy Holdings Co. Ltd.	100,600	3,216,091
Dai Nippon Printing Co. Ltd.	50,400	1,448,804
Daiichi Sankyo Co. Ltd.	22,500	772,079
Daito Trust Construction Co. Ltd.	33,200	3,146,619
Daiwa House REIT Investment Corp., REIT	392	834,046
Daiwa Securities Group, Inc.	374,200	1,738,045
DIC Corp.	11,200	206,902
Dowa Holdings Co. Ltd.	24,600	803,694
Electric Power Development Co. Ltd.	188,300	3,010,868
ENEOS Holdings, Inc.	296,300	1,054,095
Fuji Media Holdings, Inc.	18,300	171,557
FUJIFILM Holdings Corp.	44,700	2,329,763
Fujitsu Ltd.	19,900	2,652,218
Fukuoka Financial Group, Inc.	24,900	468,994
H.U. Group Holdings, Inc.	72,000	1,455,568
Hachijuni Bank Ltd. (The)	157,600	706,065
Hikari Tsushin, Inc.	7,000	955,116
Hoya Corp.	1,100	115,341
Hulic Co. Ltd.	63,300	545,016
Idemitsu Kosan Co. Ltd.	84,937	1,808,567
Iida Group Holdings Co. Ltd.	43,100	766,288
Inpex Corp.	253,200	2,770,781
ITOCHU Corp.	93,100	3,088,579
Itochu Techno-Solutions Corp.	25,200	652,569
Iwatani Corp.	37,900	1,794,292
Japan Metropolitan Fund Invest, REIT	2,448	1,792,463
Japan Post Holdings Co. Ltd.	304,600	2,507,444
Japan Post Insurance Co. Ltd.	138,500	2,249,114
Japan Real Estate Investment Corp., REIT	16	63,398
Japan Tobacco, Inc.	157,400	3,386,758
Kajima Corp.	67,300	890,415
Kaken Pharmaceutical Co. Ltd.	15,800	435,056
Kaneka Corp.	2,500	66,509
Kansai Electric Power Co., Inc. (The)	327,400	3,534,190
Kawasaki Kisen Kaisha Ltd.	52,500	1,251,093
KDDI Corp.	103,600	3,234,199
Kinden Corp.	43,800	597,200
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Kirin Holdings Co. Ltd.	59,500	966,596
Kobe Steel Ltd.	213,400	1,590,010
K's Holdings Corp.	196,400	1,740,738
Kuraray Co. Ltd.	55,200	516,209
Kyowa Kirin Co. Ltd.	118,700	2,641,241
Kyushu Electric Power Co., Inc. *	251,900	1,466,788
Lawson, Inc.	52,300	2,375,553
Lintec Corp.	49,200	822,774
Mani, Inc.	34,900	456,723
Marubeni Corp.	230,500	3,271,532
Matsui Securities Co. Ltd.	37,400	214,022
MatsukiyoCocokara & Co.	49,400	2,645,363
Mebuki Financial Group, Inc.	198,100	507,464
Medipal Holdings Corp.	110,600	1,689,738
MEIJI Holdings Co. Ltd.	122,200	2,948,651
Mitsubishi Chemical Group Corp.	261,500	1,534,127
Mitsubishi Corp.	46,700	1,731,443
Mitsubishi Gas Chemical Co., Inc.	49,700	723,556
Mitsubishi HC Capital, Inc.	413,800	2,147,927
Mitsubishi UFJ Financial Group, Inc.	252,500	1,580,532
Mitsui & Co. Ltd.	101,100	3,156,212
Mitsui Fudosan Co. Ltd.	97,700	1,940,519
Mitsui Mining & Smelting Co. Ltd.	62,900	1,497,828
Morinaga Milk Industry Co. Ltd.	16,000	601,774
MS&AD Insurance Group Holdings, Inc.	37,700	1,237,402
NH Foods Ltd.	10,300	300,585
Nifco, Inc.	9,500	273,225
Nintendo Co. Ltd.	62,200	2,629,654
Nippon Electric Glass Co. Ltd.	42,300	807,516
Nippon Shinyaku Co. Ltd.	19,500	891,709
Nippon Shokubai Co. Ltd.	13,900	557,274
Nippon Steel Corp.	134,700	2,876,845
Nippon Telegraph & Telephone Corp.	106,400	3,246,687
Nippon Yusen KK (b)	92,000	2,174,780
Nisshin Seifun Group, Inc.	45,400	550,314
Nissin Foods Holdings Co. Ltd.	24,800	2,391,020
Niterra Co. Ltd.	111,500	2,337,023
Nitto Denko Corp.	37,800	2,443,703
NOF Corp.	16,100	735,632
Nomura Real Estate Holdings, Inc.	131,100	3,266,885
Nomura Real Estate Master Fund, Inc., REIT	461	539,419
Obayashi Corp.	119,800	998,745
Ono Pharmaceutical Co. Ltd.	113,700	2,289,361
Open House Group Co. Ltd.	56,300	2,250,466
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	141

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
ORIX Corp.	126,800	2,157,188
Osaka Gas Co. Ltd.	183,000	3,027,041
Otsuka Holdings Co. Ltd.	80,600	2,742,074
Resona Holdings, Inc.	501,400	2,498,959
Rinnai Corp.	16,800	406,059
Rohto Pharmaceutical Co. Ltd.	26,000	539,424
Sankyo Co. Ltd.	39,900	1,760,242
Sapporo Holdings Ltd.	18,800	524,485
Sawai Group Holdings Co. Ltd.	23,100	668,412
SBI Holdings, Inc.	4,000	78,123
SCREEN Holdings Co. Ltd.	34,900	2,838,740
SCSK Corp.	54,700	825,851
Seiko Epson Corp.	75,800	1,159,265
Sekisui Chemical Co. Ltd.	54,900	781,362
Sekisui House Ltd.	86,400	1,776,268
Sekisui House REIT, Inc., REIT (b)	978	554,369
Shimamura Co. Ltd.	8,700	798,699
Shionogi & Co. Ltd.	49,000	2,193,463
Ship Healthcare Holdings, Inc.	24,200	426,884
Skylark Holdings Co. Ltd. * (b)	71,100	953,968
SoftBank Corp.	276,400	3,111,936
SoftBank Group Corp.	55,500	2,081,384
Sojitz Corp.	155,020	3,264,957
Sugi Holdings Co. Ltd.	23,100	980,014
SUMCO Corp.	58,600	807,019
Sumitomo Chemical Co. Ltd.	765,400	2,586,457
Sumitomo Mitsui Financial Group, Inc.	61,100	2,497,379
Sumitomo Pharma Co. Ltd.	169,000	1,060,244
Suntory Beverage & Food Ltd.	79,400	2,989,045
Suzuken Co. Ltd.	24,100	685,903
Taisho Pharmaceutical Holdings Co. Ltd.	4,000	172,744
Takeda Pharmaceutical Co. Ltd.	99,900	3,312,601
Teijin Ltd.	88,200	985,101
TIS, Inc.	8,000	219,678
Toho Gas Co. Ltd.	40,700	761,513
Tohoku Electric Power Co., Inc. *	345,300	1,775,373
Tokyo Electric Power Co. Holdings, Inc. *	775,800	2,781,565
Tokyo Electron Ltd.	19,800	2,267,209
Tokyo Gas Co. Ltd.	167,800	3,437,053
Tokyo Tatemono Co. Ltd.	143,100	1,812,361
Tokyu Fudosan Holdings Corp.	257,700	1,307,775
Tosoh Corp.	102,800	1,373,438
Toyo Suisan Kaisha Ltd.	66,400	2,964,558
Toyota Boshoku Corp.	27,800	440,039
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Toyota Industries Corp.	1,500	87,177
Trend Micro, Inc.	33,200	1,622,268
Tsumura & Co.	53,100	1,077,476
UBE Corp.	86,600	1,373,771
Unicharm Corp.	27,600	1,114,210
United Urban Investment Corp., REIT	468	519,630
USS Co. Ltd.	100,900	1,695,523
Yakult Honsha Co. Ltd.	27,400	2,060,863
Yamada Holdings Co. Ltd.	453,800	1,581,371
Yamaguchi Financial Group, Inc.	7,700	47,345
Yamaha Motor Co. Ltd.	119,300	3,093,597
Yokohama Rubber Co. Ltd. (The)	70,300	1,528,364
Zeon Corp.	32,700	337,393
		246,148,199
Jordan — 0.4%
Hikma Pharmaceuticals plc	129,103	2,990,125
Luxembourg — 0.1%
RTL Group SA	25,463	1,193,556
Mexico — 0.1%
Fresnillo plc	131,221	1,174,321
Netherlands — 3.2%
ASML Holding NV	2,709	1,719,166
ASR Nederland NV	57,882	2,545,804
BE Semiconductor Industries NV (b)	16,715	1,504,579
Heineken Holding NV	27,534	2,642,747
Heineken NV	9,718	1,115,871
Koninklijke Ahold Delhaize NV	99,102	3,407,589
Koninklijke KPN NV	915,955	3,340,382
NN Group NV	69,238	2,581,910
OCI NV	19,650	517,784
Shell plc	92,116	2,830,556
Wolters Kluwer NV	26,885	3,562,092
		25,768,480
New Zealand — 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	142,798	2,449,402
Spark New Zealand Ltd.	725,255	2,349,937
		4,799,339
Norway — 1.0%
Aker BP ASA	15,540	371,496
DNB Bank ASA (b)	38,808	682,636
Equinor ASA	80,236	2,310,077
Mowi ASA	49,165	938,033
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Norsk Hydro ASA	234,740	1,727,467
Orkla ASA	156,128	1,122,215
Salmar ASA	8,574	380,930
Telenor ASA (b)	77,545	967,618
		8,500,472
Portugal — 0.3%
Jeronimo Martins SGPS SA	107,735	2,718,717
Russia — 0.0% ^
Evraz plc ‡ *	393,430	20,243
Singapore — 3.4%
CapitaLand Ascendas, REIT	755,542	1,625,870
CapitaLand Integrated Commercial Trust, REIT	2,024,208	3,090,842
City Developments Ltd.	63,500	332,187
ComfortDelGro Corp. Ltd.	469,200	420,015
DBS Group Holdings Ltd.	119,900	2,962,725
Jardine Cycle & Carriage Ltd.	45,000	1,146,093
Keppel Corp. Ltd.	450,800	2,093,238
Mapletree Pan Asia Commercial Trust, REIT	389,500	515,951
Oversea-Chinese Banking Corp. Ltd.	251,400	2,378,468
Sembcorp Industries Ltd.	1,145,500	3,685,817
Singapore Airlines Ltd.	138,200	607,843
Singapore Telecommunications Ltd.	1,326,200	2,541,467
STMicroelectronics NV	27,413	1,172,648
Suntec, REIT	2,168,800	2,198,480
Venture Corp. Ltd.	208,400	2,662,469
		27,434,113
South Africa — 0.3%
Anglo American plc	72,745	2,241,578
South Korea — 6.4%
Daewoo Engineering & Construction Co. Ltd. *	133,310	421,553
DL Holdings Co. Ltd.	11,795	437,045
E-MART, Inc.	5,268	385,288
F&F Co. Ltd.	7,399	782,888
GS Engineering & Construction Corp.	64,643	1,049,010
GS Holdings Corp.	11,695	347,477
GS Retail Co. Ltd.	37,011	737,236
Hana Financial Group, Inc.	85,026	2,671,828
Hanwha Corp.	24,601	499,620
Hanwha Life Insurance Co. Ltd. *	201,796	374,949
Hite Jinro Co. Ltd.	34,242	570,908
Hyundai Department Store Co. Ltd.	3,940	152,556
Hyundai Mobis Co. Ltd.	5,578	908,435
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Industrial Bank of Korea	198,452	1,494,496
KB Financial Group, Inc.	72,867	2,704,548
Kia Corp.	44,603	2,824,856
Korea Electric Power Corp. *	40,771	569,221
Korea Gas Corp. *	59,204	1,187,810
Korea Investment Holdings Co. Ltd.	5,853	241,897
Korean Air Lines Co. Ltd.	51,290	879,812
KT&G Corp.	46,424	2,974,917
LG Corp.	40,988	2,682,729
LG Innotek Co. Ltd.	11,129	2,215,015
LG Uplus Corp.	132,303	1,091,284
Mirae Asset Securities Co. Ltd.	39,841	207,011
NAVER Corp.	9,628	1,394,860
NH Investment & Securities Co. Ltd.	58,917	412,499
NongShim Co. Ltd.	1,807	535,371
Orion Corp.	18,872	2,046,022
POSCO Holdings, Inc.	9,088	2,571,947
Samsung Electronics Co. Ltd.	59,995	2,952,000
Samsung Engineering Co. Ltd. *	48,206	1,052,196
Samsung Fire & Marine Insurance Co. Ltd.	3,949	664,325
Samsung Securities Co. Ltd.	31,820	807,743
SK Hynix, Inc.	46,133	3,103,989
SK Square Co. Ltd. *	25,946	826,880
SK Telecom Co. Ltd.	52,833	1,882,627
Woori Financial Group, Inc.	311,477	2,739,519
Yuhan Corp.	68,257	2,943,209
		52,345,576
Spain — 2.5%
Acciona SA *	11,406	2,113,405
Corp. ACCIONA Energias Renovables SA *	10,131	363,775
Enagas SA	81,298	1,627,642
Endesa SA	148,229	3,325,180
Iberdrola SA	278,012	3,602,508
Merlin Properties Socimi SA, REIT	100,230	886,214
Naturgy Energy Group SA	104,524	3,254,489
Red Electrica Corp. SA	98,543	1,791,643
Repsol SA	109,714	1,611,666
Telefonica SA	306,341	1,391,459
		19,967,981
Sweden — 2.4%
Boliden AB * (b)	72,778	2,600,860
Castellum AB (b)	124,176	1,509,497
Getinge AB, Class B	38,712	982,545
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	143

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
H & M Hennes & Mauritz AB, Class B (b)	75,655	1,109,162
Hexagon AB, Class B	215,470	2,467,069
Investor AB, Class B	37,164	798,400
Sagax AB, Class B	44,089	1,081,449
Securitas AB, Class B	227,249	2,036,900
Skanska AB, Class B	66,245	1,083,534
Tele2 AB, Class B	255,655	2,716,632
Telia Co. AB	343,367	955,992
Trelleborg AB, Class B	71,826	1,804,852
		19,146,892
Switzerland — 1.5%
Kuehne + Nagel International AG (Registered) (b)	3,849	1,140,290
Novartis AG (Registered)	34,181	3,496,508
Sonova Holding AG (Registered)	8,587	2,723,164
Swiss Prime Site AG (Registered)	13,013	1,177,932
Swisscom AG (Registered)	5,070	3,480,812
		12,018,706
United Kingdom — 15.8%
3i Group plc	161,657	3,596,712
abrdn plc	461,304	1,236,170
Admiral Group plc	44,648	1,297,655
Ashtead Group plc	3,957	228,145
Associated British Foods plc	113,288	2,791,254
AstraZeneca plc	24,446	3,597,546
Auto Trader Group plc (a)	330,863	2,645,903
Aviva plc	457,505	2,435,912
B&M European Value Retail SA	341,967	2,064,438
BAE Systems plc	290,590	3,702,112
Barratt Developments plc	74,996	471,831
BP plc	284,520	1,908,843
British American Tobacco plc	82,589	3,051,316
British Land Co. plc (The), REIT	498,336	2,510,738
BT Group plc	1,538,891	3,073,614
Bunzl plc	66,318	2,639,926
Burberry Group plc	67,768	2,212,082
Centrica plc	2,525,890	3,629,581
CK Hutchison Holdings Ltd.	154,042	1,029,837
ConvaTec Group plc (a)	989,335	2,735,089
Croda International plc	21,146	1,857,876
Dechra Pharmaceuticals plc	989	46,425
Derwent London plc, REIT	69,058	2,084,866
Diageo plc	67,687	3,087,618
Direct Line Insurance Group plc	645,030	1,394,198
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
DS Smith plc	188,092	734,361
HSBC Holdings plc	431,018	3,106,497
IMI plc	105,077	2,108,249
Imperial Brands plc	131,625	3,258,258
Informa plc	234,245	2,129,540
InterContinental Hotels Group plc	25,338	1,742,157
Intertek Group plc	22,120	1,157,190
J Sainsbury plc	873,241	3,034,517
Johnson Matthey plc	63,467	1,567,868
Land Securities Group plc, REIT	312,473	2,651,594
Legal & General Group plc	978,635	2,887,485
M&G plc	371,423	959,957
National Grid plc	41,834	599,813
NatWest Group plc	606,256	1,997,067
Next plc	31,534	2,675,559
Pearson plc	275,043	3,060,070
Phoenix Group Holdings plc	201,655	1,502,441
Rentokil Initial plc	126,437	1,006,597
Rightmove plc	430,743	3,117,750
Sage Group plc (The)	255,720	2,637,224
Segro plc, REIT	79,591	837,929
Severn Trent plc	56,263	2,072,368
Smith & Nephew plc	79,835	1,314,864
Smiths Group plc	148,472	3,139,389
SSE plc	152,203	3,511,805
St. James's Place plc	8,929	135,793
Standard Chartered plc	137,548	1,089,811
Tate & Lyle plc	266,332	2,730,928
Taylor Wimpey plc	284,325	458,863
Tesco plc	949,169	3,355,742
Unilever plc	58,128	3,236,691
UNITE Group plc (The), REIT	62,959	759,681
United Utilities Group plc	259,169	3,520,675
Vodafone Group plc	2,099,109	2,521,295
WPP plc	235,639	2,746,236
		128,695,951
United States — 2.4%
CSL Ltd.	14,891	2,972,791
Ferguson plc	21,625	3,055,570
GSK plc	182,700	3,294,659
Haleon plc	799,069	3,513,266
Roche Holding AG	8,813	2,759,705
Sanofi	12,103	1,304,319
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Schneider Electric SE	7,551	1,316,833
Sims Ltd.	136,234	1,427,698
		19,644,841
Total Common Stocks (Cost $797,656,875)		807,673,422
Short-Term Investments — 1.8%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (c) (d)(Cost $569,151)	568,980	569,151
Investment of Cash Collateral from Securities Loaned — 1.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (c) (d)	12,256,626	12,257,852
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (c) (d)	1,627,904	1,627,904
Total Investment of Cash Collateral from Securities Loaned (Cost $13,887,359)		13,885,756
Total Short-Term Investments (Cost $14,456,510)		14,454,907
Total Investments — 100.9% (Cost $812,113,385)		822,128,329
Liabilities in Excess of Other Assets — (0.9)%		(7,156,336)
NET ASSETS — 100.0%		814,971,993

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $13,213,390.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	145

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	6.3%
Electric Utilities	5.0
Diversified Telecommunication Services	4.8
Metals & Mining	4.6
Oil, Gas & Consumable Fuels	4.4
Food Products	4.2
Banks	4.1
Consumer Staples Distribution & Retail	3.9
Beverages	3.5
Chemicals	3.1
Insurance	3.1
Real Estate Management & Development	3.0
Trading Companies & Distributors	2.5
Gas Utilities	2.3
Diversified REITs	1.9
Semiconductors & Semiconductor Equipment	1.9
Health Care Equipment & Supplies	1.9
Wireless Telecommunication Services	1.9
Multi-Utilities	1.7
Construction & Engineering	1.7
Technology Hardware, Storage & Peripherals	1.7
Health Care Providers & Services	1.6
Tobacco	1.5
Industrial Conglomerates	1.4
Retail REITs	1.4
Software	1.3
Electronic Equipment, Instruments & Components	1.3
Automobiles	1.2
Media	1.2
Specialty Retail	1.2
Broadline Retail	1.1
Capital Markets	1.1
Hotels, Restaurants & Leisure	1.0
Office REITs	1.0
Others (each less than 1.0%)	14.4
Short-Term Investments	1.8
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	50	06/16/2023	USD	5,375,500	242,489

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	147

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.8%
General Dynamics Corp.	8,191	1,788,423
L3Harris Technologies, Inc.	1,632	318,485
Lockheed Martin Corp.	4,240	1,969,268
		4,076,176
Automobiles & Parts — 0.6%
Ford Motor Co.	108,235	1,285,832
Gentex Corp.	57,307	1,581,100
		2,866,932
Banks — 1.6%
Bank of America Corp.	40,069	1,173,220
Bank of Hawaii Corp.	3,884	188,102
Citizens Financial Group, Inc.	9,345	289,134
Discover Financial Services	8,910	921,918
Fifth Third Bancorp	41,799	1,095,134
Huntington Bancshares, Inc.	108,515	1,215,368
KeyCorp	20,170	227,114
Popular, Inc. (Puerto Rico) (a)	13,454	807,374
Regions Financial Corp.	23,207	423,760
Truist Financial Corp.	29,332	955,637
US Bancorp	13,536	464,014
		7,760,775
Beverages — 2.9%
Brown-Forman Corp., Class B	22,379	1,456,649
Coca-Cola Co. (The)	34,470	2,211,251
Constellation Brands, Inc., Class A	9,053	2,077,392
Keurig Dr Pepper, Inc.	54,089	1,768,710
Molson Coors Beverage Co., Class B	38,319	2,279,214
Monster Beverage Corp. *	40,183	2,250,248
PepsiCo, Inc.	11,834	2,258,992
		14,302,456
Chemicals — 4.2%
Ashland, Inc.	17,845	1,813,230
Celanese Corp.	11,750	1,248,320
CF Industries Holdings, Inc.	23,456	1,678,981
Chemours Co. (The)	47,761	1,388,412
Dow, Inc.	34,676	1,886,374
Eastman Chemical Co.	16,709	1,408,067
Element Solutions, Inc.	70,990	1,288,469
FMC Corp.	8,670	1,071,439
Huntsman Corp.	66,464	1,780,571
LyondellBasell Industries NV, Class A	20,792	1,967,131
Mosaic Co. (The)	35,544	1,523,060
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
NewMarket Corp.	1,092	436,363
Olin Corp.	33,575	1,860,055
Westlake Corp.	16,225	1,846,081
		21,196,553
Construction & Materials — 1.7%
A O Smith Corp. (a)	25,227	1,722,752
Carrier Global Corp.	8,032	335,898
Eagle Materials, Inc.	4,164	617,146
Fortune Brands Innovations, Inc.	8,739	565,326
Louisiana-Pacific Corp.	29,629	1,770,037
Masco Corp.	25,571	1,368,304
Masterbrand, Inc. *	11,096	89,545
Quanta Services, Inc.	12,394	2,102,518
		8,571,526
Consumer Services — 0.6%
Grand Canyon Education, Inc. *	3,121	370,463
H&R Block, Inc. (a)	48,734	1,652,570
Service Corp. International	13,082	918,225
		2,941,258
Electricity — 7.9%
AES Corp. (The)	32,804	776,143
Alliant Energy Corp.	10,011	552,007
American Electric Power Co., Inc.	23,004	2,126,030
Avangrid, Inc. (a)	24,489	985,927
CMS Energy Corp.	1,293	80,502
Consolidated Edison, Inc.	22,586	2,224,043
Constellation Energy Corp.	19,202	1,486,235
DTE Energy Co.	15,507	1,743,142
Edison International	30,437	2,240,163
Entergy Corp.	19,235	2,069,301
Evergy, Inc.	34,432	2,138,571
Exelon Corp.	49,562	2,103,411
FirstEnergy Corp.	51,200	2,037,760
Hawaiian Electric Industries, Inc.	26,572	1,041,888
IDACORP, Inc.	15,275	1,697,358
NRG Energy, Inc.	48,010	1,640,502
OGE Energy Corp.	52,224	1,960,489
PG&E Corp. *	125,359	2,144,892
Pinnacle West Capital Corp.	26,817	2,104,062
PPL Corp.	73,786	2,119,134
Southern Co. (The)	31,616	2,325,357
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Vistra Corp.	83,189	1,984,890
Xcel Energy, Inc.	30,592	2,138,687
		39,720,494
Electronic & Electrical Equipment — 0.8%
AMETEK, Inc.	8,170	1,126,888
Emerson Electric Co.	7,782	647,929
Hubbell, Inc.	4,789	1,289,774
IDEX Corp.	3,953	815,583
		3,880,174
Finance & Credit Services — 0.4%
Ally Financial, Inc.	42,688	1,126,109
FactSet Research Systems, Inc.	620	255,248
OneMain Holdings, Inc. (a)	12,633	484,728
		1,866,085
Food Producers — 7.1%
Archer-Daniels-Midland Co.	24,932	1,946,691
Bunge Ltd.	19,291	1,805,638
Campbell Soup Co.	39,094	2,122,804
Conagra Brands, Inc.	57,185	2,170,743
Corteva, Inc.	31,727	1,939,154
Darling Ingredients, Inc. *	23,972	1,428,012
Flowers Foods, Inc.	72,255	1,987,735
General Mills, Inc.	25,742	2,281,513
Hershey Co. (The)	8,600	2,348,316
Hormel Foods Corp.	48,595	1,965,182
Ingredion, Inc.	17,917	1,902,248
J M Smucker Co. (The)	13,403	2,069,557
Kellogg Co.	30,930	2,157,986
Kraft Heinz Co. (The)	51,789	2,033,754
Lamb Weston Holdings, Inc.	20,091	2,246,375
Mondelez International, Inc., Class A	31,213	2,394,661
Pilgrim's Pride Corp. *	21,568	491,966
Post Holdings, Inc. *	22,000	1,990,780
		35,283,115
Gas, Water & Multi-utilities — 3.4%
Ameren Corp.	21,482	1,911,253
Atmos Energy Corp.	13,450	1,535,183
CenterPoint Energy, Inc.	66,827	2,036,219
Duke Energy Corp.	18,665	1,845,595
National Fuel Gas Co.	30,051	1,679,851
NiSource, Inc.	74,028	2,106,837
Sempra Energy	12,512	1,945,491
INVESTMENTS	SHARES	VALUE ($)

Gas, Water & Multi-utilities — continued
UGI Corp.	53,558	1,814,545
WEC Energy Group, Inc.	22,865	2,198,927
		17,073,901
General Industrials — 2.0%
Carlisle Cos., Inc.	2,279	491,922
Eaton Corp. plc	11,395	1,904,332
Honeywell International, Inc.	4,971	993,405
Illinois Tool Works, Inc.	7,606	1,840,196
ITT, Inc.	9,780	825,823
Packaging Corp. of America	7,810	1,056,381
Parker-Hannifin Corp.	3,533	1,147,801
RPM International, Inc.	19,643	1,611,315
Sonoco Products Co.	1,058	64,136
		9,935,311
Health Care Providers — 2.7%
Chemed Corp.	1,651	910,114
Cigna Group (The)	6,495	1,645,118
DaVita, Inc. *	14,305	1,292,600
Elevance Health, Inc.	3,938	1,845,544
HCA Healthcare, Inc.	8,040	2,310,133
Humana, Inc.	749	397,337
IQVIA Holdings, Inc. *	3,742	704,357
Molina Healthcare, Inc. *	2,540	756,640
UnitedHealth Group, Inc.	3,872	1,905,372
Universal Health Services, Inc., Class B	11,279	1,695,798
		13,463,013
Household Goods & Home Construction — 1.1%
Leggett & Platt, Inc. (a)	16,877	545,296
Lennar Corp., Class A	19,674	2,219,424
NVR, Inc. *	164	957,760
PulteGroup, Inc.	968	65,001
Toll Brothers, Inc.	5,282	337,573
Whirlpool Corp.	8,678	1,211,362
		5,336,416
Industrial Engineering — 0.6%
Caterpillar, Inc.	4,532	991,602
Cummins, Inc.	7,287	1,712,737
Otis Worldwide Corp.	4,528	386,238
		3,090,577
Industrial Materials — 0.2%
International Paper Co.	35,955	1,190,470
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	149

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 2.5%
Cleveland-Cliffs, Inc. *	82,693	1,271,818
Freeport-McMoRan, Inc.	46,260	1,753,717
Nucor Corp.	11,338	1,680,065
Reliance Steel & Aluminum Co.	7,672	1,901,122
Southern Copper Corp. (Mexico)	23,621	1,814,801
Steel Dynamics, Inc.	14,859	1,544,593
Timken Co. (The)	10,774	827,982
United States Steel Corp.	64,431	1,474,181
		12,268,279
Industrial Support Services — 2.1%
Accenture plc, Class A	6,214	1,741,722
Booz Allen Hamilton Holding Corp.	12,711	1,216,697
Capital One Financial Corp.	15,140	1,473,122
MSC Industrial Direct Co., Inc., Class A	8,153	739,722
Robert Half International, Inc.	18,277	1,334,221
Synchrony Financial	49,853	1,471,162
Western Union Co. (The)	64,103	700,646
WW Grainger, Inc.	2,899	2,016,457
		10,693,749
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	13,681	667,496
CSX Corp.	22,578	691,790
Norfolk Southern Corp.	4,163	845,214
PACCAR, Inc.	3,415	255,066
Ryder System, Inc.	6,175	488,813
Schneider National, Inc., Class B	8,685	227,287
Union Pacific Corp.	6,842	1,338,979
United Parcel Service, Inc., Class B	10,383	1,866,967
		6,381,612
Investment Banking & Brokerage Services — 1.4%
Ameriprise Financial, Inc.	3,138	957,467
Jefferies Financial Group, Inc.	24,661	789,892
Morgan Stanley	20,592	1,852,662
Nasdaq, Inc.	11,422	632,436
Raymond James Financial, Inc.	7,164	648,557
State Street Corp.	22,362	1,615,878
Virtu Financial, Inc., Class A	33,301	667,685
		7,164,577
Leisure Goods — 0.7%
Activision Blizzard, Inc. *	15,565	1,209,556
Electronic Arts, Inc.	6,570	836,230
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Garmin Ltd.	12,463	1,223,493
Harley-Davidson, Inc.	5,092	188,913
		3,458,192
Life Insurance — 1.2%
Aflac, Inc.	21,703	1,515,955
Globe Life, Inc.	5,185	562,676
MetLife, Inc.	8,429	516,951
Principal Financial Group, Inc.	19,609	1,464,596
Prudential Financial, Inc.	4,498	391,326
Unum Group	39,140	1,651,708
		6,103,212
Media — 0.8%
Interpublic Group of Cos., Inc. (The)	51,852	1,852,672
Nexstar Media Group, Inc.	11,047	1,916,102
		3,768,774
Medical Equipment & Services — 4.1%
Abbott Laboratories	16,794	1,855,233
Becton Dickinson & Co.	5,134	1,356,968
Bio-Techne Corp.	4,305	343,883
Danaher Corp.	7,084	1,678,270
Hologic, Inc. *	21,086	1,813,607
Laboratory Corp. of America Holdings	7,273	1,648,862
Medtronic plc	16,695	1,518,410
PerkinElmer, Inc.	10,803	1,409,684
Quest Diagnostics, Inc.	12,914	1,792,592
QuidelOrtho Corp. *	8,543	768,443
STERIS plc	7,039	1,327,203
Stryker Corp.	4,661	1,396,669
Thermo Fisher Scientific, Inc.	3,437	1,907,191
West Pharmaceutical Services, Inc.	4,848	1,751,292
		20,568,307
Mortgage Real Estate Investment Trusts — 0.4%
Rithm Capital Corp.	86,205	703,433
Starwood Property Trust, Inc. (a)	59,770	1,069,285
		1,772,718
Non-life Insurance — 2.6%
Allstate Corp. (The)	6,038	698,959
American Financial Group, Inc.	5,976	733,434
Aon plc, Class A	6,550	2,129,929
Chubb Ltd.	5,767	1,162,396
Fidelity National Financial, Inc.	33,531	1,190,015
Hanover Insurance Group, Inc. (The)	3,210	383,788
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Hartford Financial Services Group, Inc. (The)	26,084	1,851,703
Marsh & McLennan Cos., Inc.	9,630	1,735,230
Old Republic International Corp.	14,011	354,058
Progressive Corp. (The)	13,899	1,895,824
WR Berkley Corp.	18,306	1,078,590
		13,213,926
Non-Renewable Energy — 4.9%
Antero Midstream Corp.	160,191	1,723,655
Chevron Corp.	8,811	1,485,358
Coterra Energy, Inc.	76,727	1,964,211
Devon Energy Corp.	27,167	1,451,533
DT Midstream, Inc.	7,263	357,848
EOG Resources, Inc.	13,717	1,638,770
EQT Corp.	58,835	2,049,812
Exxon Mobil Corp.	17,915	2,120,061
HF Sinclair Corp.	34,027	1,500,931
Marathon Oil Corp.	64,752	1,564,408
Marathon Petroleum Corp.	15,138	1,846,836
Occidental Petroleum Corp.	10,539	648,465
Pioneer Natural Resources Co.	7,362	1,601,603
Targa Resources Corp.	25,512	1,926,921
Texas Pacific Land Corp.	617	911,710
Valero Energy Corp.	14,316	1,641,616
Vitesse Energy, Inc. (a)	2,963	54,519
Williams Cos., Inc. (The)	2,476	74,924
		24,563,181
Personal Care, Drug & Grocery Stores — 4.6%
Albertsons Cos., Inc., Class A	100,647	2,103,522
AmerisourceBergen Corp.	13,122	2,189,406
Casey's General Stores, Inc.	9,613	2,199,647
Clorox Co. (The)	13,151	2,178,069
Colgate-Palmolive Co.	26,771	2,136,326
CVS Health Corp.	21,048	1,543,029
Kimberly-Clark Corp.	16,204	2,347,798
Kroger Co. (The)	41,534	2,019,798
McKesson Corp.	5,847	2,129,711
Olaplex Holdings, Inc. *	17,317	64,073
Procter & Gamble Co. (The)	13,877	2,170,085
Spectrum Brands Holdings, Inc.	1,115	74,147
Walgreens Boots Alliance, Inc.	49,617	1,748,999
		22,904,610
Personal Goods — 0.5%
Carter's, Inc. (a)	3,083	215,101
INVESTMENTS	SHARES	VALUE ($)

Personal Goods — continued
Estee Lauder Cos., Inc. (The), Class A	6,538	1,613,055
NIKE, Inc., Class B	4,945	626,631
		2,454,787
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.7%
AbbVie, Inc.	12,943	1,955,946
Amgen, Inc.	7,246	1,737,156
Bristol-Myers Squibb Co.	26,091	1,742,096
Cardinal Health, Inc.	26,633	2,186,569
Eli Lilly & Co.	5,580	2,208,899
Gilead Sciences, Inc.	23,749	1,952,405
Incyte Corp. *	17,408	1,295,329
Johnson & Johnson	11,925	1,952,122
Merck & Co., Inc.	19,248	2,222,567
Moderna, Inc. *	7,598	1,009,698
Pfizer, Inc.	41,586	1,617,280
Regeneron Pharmaceuticals, Inc. *	2,563	2,054,988
United Therapeutics Corp. *	7,389	1,700,431
Vertex Pharmaceuticals, Inc. *	6,715	2,288,002
Viatris, Inc.	107,883	1,006,548
Zoetis, Inc.	9,569	1,682,039
		28,612,075
Precious Metals & Mining — 0.2%
Newmont Corp.	26,087	1,236,524
Real Estate Investment & Services — 0.6%
CBRE Group, Inc., Class A *	20,483	1,570,227
Jones Lang LaSalle, Inc. *	9,402	1,307,254
		2,877,481
Real Estate Investment Trusts — 7.5%
American Tower Corp.	4,731	966,969
Brixmor Property Group, Inc.	57,646	1,229,589
Camden Property Trust	9,927	1,092,466
Crown Castle, Inc.	9,380	1,154,584
CubeSmart	17,266	785,430
Extra Space Storage, Inc. (a)	9,870	1,500,635
First Industrial Realty Trust, Inc.	10,126	531,311
Gaming and Leisure Properties, Inc.	36,977	1,922,804
Host Hotels & Resorts, Inc.	108,656	1,756,968
Iron Mountain, Inc.	36,961	2,041,726
Kimco Realty Corp.	72,841	1,397,819
Lamar Advertising Co., Class A	19,008	2,008,766
Life Storage, Inc.	10,981	1,475,627
Mid-America Apartment Communities, Inc.	8,893	1,367,743
National Retail Properties, Inc.	15,252	663,462
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	151

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Omega Healthcare Investors, Inc. (a)	67,352	1,802,340
Prologis, Inc.	15,949	1,997,612
Public Storage	6,635	1,956,197
Rayonier, Inc.	4,773	149,681
Regency Centers Corp.	10,311	633,405
Simon Property Group, Inc.	14,482	1,641,100
Spirit Realty Capital, Inc.	25,635	985,922
Ventas, Inc.	26,347	1,265,973
VICI Properties, Inc.	59,264	2,011,420
Welltower, Inc.	20,693	1,639,300
Weyerhaeuser Co.	63,108	1,887,560
WP Carey, Inc.	24,539	1,820,794
		37,687,203
Retailers — 3.5%
AutoZone, Inc. *	750	1,997,482
Best Buy Co., Inc.	15,888	1,183,974
Dick's Sporting Goods, Inc.	15,516	2,249,975
Kohl's Corp. (a)	2,424	53,401
Lowe's Cos., Inc.	9,158	1,903,307
Macy's, Inc.	80,345	1,312,837
O'Reilly Automotive, Inc. *	2,383	2,185,950
Penske Automotive Group, Inc. (a)	12,677	1,756,779
Target Corp.	8,134	1,283,138
Tractor Supply Co.	8,904	2,122,714
Williams-Sonoma, Inc.	11,703	1,416,531
		17,466,088
Software & Computer Services — 4.4%
Alphabet, Inc., Class A *	3,083	330,929
Amdocs Ltd.	16,348	1,491,755
CACI International, Inc., Class A *	1,777	556,770
Cadence Design Systems, Inc. *	10,435	2,185,611
Cognizant Technology Solutions Corp., Class A	28,660	1,711,289
Concentrix Corp.	378	36,481
Dolby Laboratories, Inc., Class A	4,871	407,654
Gartner, Inc. *	3,760	1,137,250
Gen Digital, Inc.	11,696	206,668
Hewlett Packard Enterprise Co.	113,489	1,625,162
International Business Machines Corp.	12,840	1,623,104
Intuit, Inc.	3,523	1,564,036
Leidos Holdings, Inc.	2,402	224,011
Meta Platforms, Inc., Class A *	7,572	1,819,703
Microsoft Corp.	8,213	2,523,526
Oracle Corp.	23,008	2,179,318
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Roper Technologies, Inc.	2,733	1,242,914
Science Applications International Corp.	3,950	403,018
SS&C Technologies Holdings, Inc.	14,695	860,245
		22,129,444
Technology Hardware & Equipment — 4.7%
Amphenol Corp., Class A	20,058	1,513,777
Analog Devices, Inc.	10,867	1,954,756
Apple, Inc.	13,912	2,360,588
Applied Materials, Inc.	15,904	1,797,629
Broadcom, Inc.	3,206	2,008,559
Cirrus Logic, Inc. *	580	49,758
HP, Inc.	45,730	1,358,638
KLA Corp.	5,299	2,048,276
Lam Research Corp.	3,530	1,850,003
NetApp, Inc.	19,771	1,243,398
NVIDIA Corp.	8,330	2,311,492
Skyworks Solutions, Inc.	10,757	1,139,166
TD SYNNEX Corp.	7,753	690,327
Teradyne, Inc.	15,055	1,375,726
Texas Instruments, Inc.	10,814	1,808,101
		23,510,194
Telecommunications Equipment — 2.0%
Arista Networks, Inc. *	14,560	2,331,929
Ciena Corp. *	2,191	100,874
Cisco Systems, Inc.	41,141	1,943,912
Juniper Networks, Inc.	66,778	2,013,357
Lumentum Holdings, Inc. *	2,653	128,007
Motorola Solutions, Inc.	7,590	2,211,726
Ubiquiti, Inc.	5,109	1,188,098
		9,917,903
Telecommunications Service Providers — 3.3%
Altice USA, Inc., Class A * (a)	226,572	793,002
AT&T, Inc.	107,670	1,902,529
Cable One, Inc.	2,190	1,660,918
Charter Communications, Inc., Class A *	5,462	2,013,839
Comcast Corp., Class A	54,417	2,251,231
DISH Network Corp., Class A *	134,980	1,013,700
Frontier Communications Parent, Inc. * (a)	54,420	1,226,627
Lumen Technologies, Inc.	637,535	1,510,958
T-Mobile US, Inc. *	14,242	2,049,424
Verizon Communications, Inc.	52,956	2,056,281
		16,478,509
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Tobacco — 0.8%
Altria Group, Inc.	43,491	2,066,258
Philip Morris International, Inc.	20,422	2,041,587
		4,107,845
Travel & Leisure — 0.1%
Travel + Leisure Co.	9,070	347,109
Waste & Disposal Services — 1.3%
Clean Harbors, Inc. *	15,019	2,180,158
Republic Services, Inc.	15,890	2,298,012
Waste Management, Inc.	13,648	2,266,250
		6,744,420
Total Common Stocks (Cost $457,100,047)		498,985,951
Short-Term Investments — 2.5%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $360,914)	360,914	360,914
Investment of Cash Collateral from Securities Loaned — 2.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.01% (b) (c)	10,198,028	10,199,047
INVESTMENTS	SHARES	VALUE ($)

JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	1,938,866	1,938,866
Total Investment of Cash Collateral from Securities Loaned (Cost $12,138,793)		12,137,913
Total Short-Term Investments (Cost $12,499,707)		12,498,827
Total Investments — 102.3% (Cost $469,599,754)		511,484,778
Liabilities in Excess of Other Assets — (2.3)%		(11,599,350)
NET ASSETS — 100.0%		499,885,428

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $11,942,167.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	3	06/16/2023	USD	628,350	25,556

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	153

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 0.1%
Textron, Inc.	6,137	410,811
Automobiles & Parts — 0.6%
BorgWarner, Inc.	14,514	698,559
Gentex Corp.	41,768	1,152,379
LKQ Corp.	4,287	247,488
		2,098,426
Banks — 1.8%
Bank of Hawaii Corp.	3,704	179,385
Citizens Financial Group, Inc.	10,149	314,010
Comerica, Inc.	4,778	207,222
Discover Financial Services	8,124	840,590
Fifth Third Bancorp	16,771	439,400
First Horizon Corp.	17,218	302,176
FNB Corp.	18,201	208,947
Huntington Bancshares, Inc.	89,345	1,000,664
KeyCorp	20,706	233,150
M&T Bank Corp.	5,792	728,634
Popular, Inc. (Puerto Rico)	13,234	794,172
Prosperity Bancshares, Inc.	3,308	207,147
Regions Financial Corp.	26,427	482,557
Zions Bancorp NA	6,902	192,290
		6,130,344
Beverages — 0.9%
Brown-Forman Corp., Class B	21,104	1,373,659
Molson Coors Beverage Co., Class B	26,451	1,573,306
		2,946,965
Chemicals — 5.3%
Albemarle Corp.	2,833	525,408
Ashland, Inc.	13,637	1,385,656
Celanese Corp.	8,865	941,818
CF Industries Holdings, Inc.	16,424	1,175,630
Chemours Co. (The)	38,515	1,119,631
Eastman Chemical Co.	12,715	1,071,493
Element Solutions, Inc.	66,672	1,210,097
FMC Corp.	11,137	1,376,310
Huntsman Corp.	46,518	1,246,217
LyondellBasell Industries NV, Class A	14,548	1,376,386
Mosaic Co. (The)	24,861	1,065,294
NewMarket Corp.	600	239,760
Olin Corp.	23,487	1,301,180
Univar Solutions, Inc. *	40,310	1,431,005
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
Valvoline, Inc.	38,605	1,333,803
Westlake Corp.	11,357	1,292,199
		18,091,887
Construction & Materials — 2.6%
A O Smith Corp.	16,273	1,111,283
Builders FirstSource, Inc. *	16,024	1,518,595
Eagle Materials, Inc.	2,726	404,020
Fortune Brands Innovations, Inc.	9,510	615,202
Louisiana-Pacific Corp.	21,885	1,307,410
Masco Corp.	18,266	977,414
Masterbrand, Inc. *	9,353	75,479
Owens Corning	12,477	1,332,668
Quanta Services, Inc.	8,760	1,486,046
		8,828,117
Consumer Services — 0.6%
H&R Block, Inc.	24,976	846,936
Service Corp. International	15,825	1,110,757
		1,957,693
Electricity — 7.7%
AES Corp. (The)	42,262	999,919
Alliant Energy Corp.	19,344	1,066,628
Avangrid, Inc.	22,269	896,550
Brookfield Renewable Corp.	8,765	292,839
Consolidated Edison, Inc.	15,745	1,550,410
Constellation Energy Corp.	13,433	1,039,714
DTE Energy Co.	10,832	1,217,625
Edison International	19,469	1,432,919
Entergy Corp.	10,276	1,105,492
Evergy, Inc.	24,003	1,490,826
Eversource Energy	10,393	806,601
FirstEnergy Corp.	35,113	1,397,497
Hawaiian Electric Industries, Inc.	25,011	980,681
IDACORP, Inc.	13,011	1,445,782
NRG Energy, Inc.	33,079	1,130,310
OGE Energy Corp.	39,511	1,483,243
PG&E Corp. *	64,873	1,109,977
Pinnacle West Capital Corp.	18,693	1,466,653
PPL Corp.	51,645	1,483,245
Public Service Enterprise Group, Inc.	21,699	1,371,377
Vistra Corp.	57,898	1,381,446
Xcel Energy, Inc.	18,796	1,314,028
		26,463,762
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — 1.8%
AMETEK, Inc.	9,924	1,368,817
Crane Co. *	3,785	272,785
Crane NXT Co.	3,752	177,695
Hubbell, Inc.	5,336	1,437,092
IDEX Corp.	6,047	1,247,617
Keysight Technologies, Inc. *	7,988	1,155,384
nVent Electric plc	10,195	427,476
		6,086,866
Finance & Credit Services — 0.4%
Ally Financial, Inc.	13,789	363,754
OneMain Holdings, Inc.	21,955	842,413
		1,206,167
Food Producers — 5.9%
Bunge Ltd.	12,230	1,144,728
Campbell Soup Co.	27,232	1,478,698
Conagra Brands, Inc.	39,630	1,504,355
Corteva, Inc.	22,235	1,359,003
Darling Ingredients, Inc. *	18,279	1,088,880
Flowers Foods, Inc.	50,717	1,395,225
Hershey Co. (The)	5,986	1,634,537
Hormel Foods Corp.	34,821	1,408,161
Ingredion, Inc.	14,224	1,510,162
J M Smucker Co. (The)	9,470	1,462,263
Kellogg Co.	21,873	1,526,079
Lamb Weston Holdings, Inc.	14,015	1,567,017
Pilgrim's Pride Corp. *	39,805	907,952
Post Holdings, Inc. *	15,553	1,407,391
Tyson Foods, Inc., Class A	6,391	399,374
US Foods Holding Corp. *	10,541	404,774
		20,198,599
Gas, Water & Multi-utilities — 2.8%
Ameren Corp.	15,003	1,334,817
Atmos Energy Corp.	12,112	1,382,464
CenterPoint Energy, Inc.	45,781	1,394,947
National Fuel Gas Co.	24,052	1,344,507
NiSource, Inc.	49,520	1,409,339
UGI Corp.	37,616	1,274,430
WEC Energy Group, Inc.	15,348	1,476,017
		9,616,521
General Industrials — 1.6%
AptarGroup, Inc.	221	26,191
Carlisle Cos., Inc.	1,385	298,952
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
ITT, Inc.	4,666	393,997
Packaging Corp. of America	7,305	988,074
Parker-Hannifin Corp.	3,561	1,156,898
RPM International, Inc.	13,539	1,110,604
Silgan Holdings, Inc.	12,629	622,105
Sonoco Products Co.	10,829	656,454
WestRock Co.	6,107	182,782
		5,436,057
Health Care Providers — 3.5%
Acadia Healthcare Co., Inc. *	15,745	1,138,206
Amedisys, Inc. *	4,845	389,053
Chemed Corp.	2,714	1,496,092
DaVita, Inc. *	11,417	1,031,640
Encompass Health Corp.	19,201	1,231,744
Enhabit, Inc. *	7,826	95,869
IQVIA Holdings, Inc. *	5,713	1,075,358
Molina Healthcare, Inc. *	4,137	1,232,371
Premier, Inc., Class A	26,414	880,379
Tenet Healthcare Corp. *	16,381	1,201,055
Universal Health Services, Inc., Class B	8,313	1,249,860
Veeva Systems, Inc., Class A *	6,139	1,099,372
		12,120,999
Household Goods & Home Construction — 1.3%
Leggett & Platt, Inc.	13,399	432,922
Lennar Corp., Class A	13,876	1,565,351
NVR, Inc. *	32	186,880
Toll Brothers, Inc.	22,433	1,433,693
Whirlpool Corp.	6,254	872,996
		4,491,842
Industrial Engineering — 1.9%
Cummins, Inc.	5,415	1,272,741
Graco, Inc.	18,116	1,436,418
Lincoln Electric Holdings, Inc.	5,671	951,594
Nordson Corp.	970	209,821
Snap-on, Inc.	5,651	1,465,926
Toro Co. (The)	10,444	1,088,891
		6,425,391
Industrial Materials — 0.7%
Avery Dennison Corp.	1,956	341,283
Hexcel Corp.	14,602	1,052,512
International Paper Co.	25,380	840,332
		2,234,127
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	155

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 2.4%
Cleveland-Cliffs, Inc. *	62,067	954,591
Fastenal Co.	23,849	1,284,030
MP Materials Corp. *	4,280	92,748
Nucor Corp.	7,938	1,176,253
Reliance Steel & Aluminum Co.	5,379	1,332,916
Steel Dynamics, Inc.	10,391	1,080,144
Timken Co. (The)	15,966	1,226,987
United States Steel Corp.	45,094	1,031,751
		8,179,420
Industrial Support Services — 1.6%
ADT, Inc.	15,542	104,131
Booz Allen Hamilton Holding Corp.	3,790	362,779
FTI Consulting, Inc. *	2,371	427,966
MSC Industrial Direct Co., Inc., Class A	9,258	839,978
Paychex, Inc.	7,946	872,948
Robert Half International, Inc.	4,203	306,819
Synchrony Financial	29,655	875,119
Western Union Co. (The)	12,544	137,106
WW Grainger, Inc.	2,037	1,416,876
		5,343,722
Industrial Transportation — 1.6%
Allison Transmission Holdings, Inc.	21,874	1,067,232
Expeditors International of Washington, Inc.	7,798	887,724
Landstar System, Inc.	7,051	1,241,188
Old Dominion Freight Line, Inc.	3,986	1,277,075
PACCAR, Inc.	5,758	430,065
Ryder System, Inc.	6,342	502,033
Schneider National, Inc., Class B	8,659	226,606
		5,631,923
Investment Banking & Brokerage Services — 2.1%
Ameriprise Financial, Inc.	3,661	1,117,044
Invesco Ltd.	59,248	1,014,918
Jefferies Financial Group, Inc.	37,876	1,213,168
LPL Financial Holdings, Inc.	5,539	1,156,765
Nasdaq, Inc.	13,329	738,027
Raymond James Financial, Inc.	7,843	710,027
State Street Corp.	15,648	1,130,724
Virtu Financial, Inc., Class A	14,574	292,209
		7,372,882
Leisure Goods — 0.6%
Garmin Ltd.	8,860	869,786
Harley-Davidson, Inc.	2,291	84,996
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Polaris, Inc.	5,091	553,137
Pool Corp.	1,426	500,983
		2,008,902
Life Insurance — 1.1%
Aflac, Inc.	18,709	1,306,823
Principal Financial Group, Inc.	16,155	1,206,617
Unum Group	31,154	1,314,699
		3,828,139
Media — 0.9%
Interpublic Group of Cos., Inc. (The)	40,008	1,429,486
Liberty Media Corp.-Liberty SiriusXM, Class A *	13,917	391,068
Nexstar Media Group, Inc.	7,467	1,295,151
		3,115,705
Medical Equipment & Services — 6.2%
Agilent Technologies, Inc.	8,756	1,185,825
Bio-Rad Laboratories, Inc., Class A *	2,036	917,808
Bio-Techne Corp.	3,053	243,874
Bruker Corp.	16,117	1,275,338
Cooper Cos., Inc. (The)	2,146	818,592
Dentsply Sirona, Inc.	21,353	895,331
Envista Holdings Corp. *	31,727	1,221,172
Globus Medical, Inc., Class A *	13,728	798,146
Henry Schein, Inc. *	17,821	1,440,115
Hologic, Inc. *	17,762	1,527,710
Integra LifeSciences Holdings Corp. *	9,759	539,868
Laboratory Corp. of America Holdings	5,180	1,174,358
Masimo Corp. *	4,129	780,959
PerkinElmer, Inc.	8,063	1,052,141
QIAGEN NV *	23,962	1,068,945
Quest Diagnostics, Inc.	10,052	1,395,318
QuidelOrtho Corp. *	11,485	1,033,076
ResMed, Inc.	5,351	1,289,377
STERIS plc	6,359	1,198,989
Teleflex, Inc.	809	220,469
West Pharmaceutical Services, Inc.	3,469	1,253,141
		21,330,552
Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	11,911	237,982
Rithm Capital Corp.	98,523	803,948
Starwood Property Trust, Inc. (a)	51,107	914,304
		1,956,234
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — 2.8%
American Financial Group, Inc.	9,296	1,140,898
Arch Capital Group Ltd. *	3,175	238,347
Arthur J Gallagher & Co.	7,258	1,510,100
Assured Guaranty Ltd.	7,515	404,833
Axis Capital Holdings Ltd.	6,680	377,687
Brown & Brown, Inc.	6,267	403,532
CNA Financial Corp.	193	7,510
Everest Re Group Ltd.	1,940	733,320
Fidelity National Financial, Inc.	11,873	421,373
First American Financial Corp.	6,545	377,057
Hanover Insurance Group, Inc. (The)	2,708	323,769
Hartford Financial Services Group, Inc. (The)	18,248	1,295,426
Old Republic International Corp.	54,263	1,371,226
Reinsurance Group of America, Inc.	3,745	532,988
White Mountains Insurance Group Ltd.	153	219,117
WR Berkley Corp.	4,438	261,487
		9,618,670
Non-Renewable Energy — 5.5%
Antero Midstream Corp.	125,252	1,347,712
Antero Resources Corp. *	38,862	893,437
APA Corp.	22,055	812,727
Cheniere Energy, Inc.	6,447	986,391
Chesapeake Energy Corp.	13,343	1,103,199
Coterra Energy, Inc.	53,707	1,374,899
Devon Energy Corp.	18,955	1,012,766
Diamondback Energy, Inc.	9,325	1,326,015
DT Midstream, Inc.	5,073	249,947
EQT Corp.	41,171	1,434,398
Halliburton Co.	34,146	1,118,281
HF Sinclair Corp.	26,408	1,164,857
Marathon Oil Corp.	44,611	1,077,802
Phillips 66	13,218	1,308,582
Range Resources Corp.	15,097	399,316
Targa Resources Corp.	18,048	1,363,165
Texas Pacific Land Corp.	545	805,319
Vitesse Energy, Inc.	3,633	66,847
Williams Cos., Inc. (The)	39,026	1,180,927
		19,026,587
Personal Care, Drug & Grocery Stores — 3.2%
Albertsons Cos., Inc., Class A	70,436	1,472,112
AmerisourceBergen Corp.	9,066	1,512,662
Casey's General Stores, Inc.	6,703	1,533,780
Church & Dwight Co., Inc.	14,746	1,432,132
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — continued
Clorox Co. (The)	9,082	1,504,161
Grocery Outlet Holding Corp. *	13,590	404,710
Kroger Co. (The)	31,063	1,510,594
Olaplex Holdings, Inc. *	69,225	256,132
Performance Food Group Co. *	11,066	693,728
Reynolds Consumer Products, Inc.	23,590	661,228
Spectrum Brands Holdings, Inc.	2,792	185,668
		11,166,907
Personal Goods — 0.4%
Carter's, Inc.	3,087	215,380
Tapestry, Inc.	31,813	1,298,288
		1,513,668
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.3%
Biogen, Inc. *	1,072	326,135
Cardinal Health, Inc.	18,294	1,501,938
Exelixis, Inc. *	26,711	488,811
Horizon Therapeutics plc *	12,985	1,443,413
Incyte Corp. *	14,271	1,061,905
Jazz Pharmaceuticals plc *	8,689	1,220,544
Maravai LifeSciences Holdings, Inc., Class A *	20,048	276,462
Neurocrine Biosciences, Inc. *	5,513	557,034
Organon & Co.	22,072	543,633
Royalty Pharma plc	32,965	1,158,719
Syneos Health, Inc. *	8,204	322,089
United Therapeutics Corp. *	5,752	1,323,708
Viatris, Inc.	127,080	1,185,656
		11,410,047
Precious Metals & Mining — 0.1%
SSR Mining, Inc. (Canada)	33,792	483,901
Real Estate Investment & Services — 0.6%
CBRE Group, Inc., Class A *	16,465	1,262,207
Jones Lang LaSalle, Inc. *	6,724	934,905
		2,197,112
Real Estate Investment Trusts — 8.6%
American Homes 4 Rent, Class A	17,961	597,383
Brixmor Property Group, Inc.	52,164	1,112,658
Camden Property Trust	7,655	842,433
CubeSmart	23,813	1,083,253
EPR Properties	15,433	647,569
Extra Space Storage, Inc.	6,889	1,047,404
First Industrial Realty Trust, Inc.	10,762	564,682
Gaming and Leisure Properties, Inc.	26,152	1,359,904
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Highwoods Properties, Inc.	11,248	257,804
Host Hotels & Resorts, Inc.	74,788	1,209,322
Iron Mountain, Inc.	25,886	1,429,943
Kimco Realty Corp.	62,413	1,197,705
Lamar Advertising Co., Class A	13,299	1,405,438
Life Storage, Inc.	10,096	1,356,700
Medical Properties Trust, Inc. (a)	54,788	480,491
Mid-America Apartment Communities, Inc.	7,041	1,082,906
National Retail Properties, Inc.	23,103	1,004,980
Omega Healthcare Investors, Inc.	47,060	1,259,326
Rayonier, Inc.	26,681	836,716
Realty Income Corp.	4,903	308,105
Regency Centers Corp.	20,102	1,234,866
Rexford Industrial Realty, Inc.	17,068	951,882
Simon Property Group, Inc.	10,339	1,171,615
Spirit Realty Capital, Inc.	25,314	973,576
Ventas, Inc.	21,068	1,012,317
VICI Properties, Inc.	41,801	1,418,726
Welltower, Inc.	16,212	1,284,315
Weyerhaeuser Co.	43,426	1,298,872
WP Carey, Inc.	17,164	1,273,569
		29,704,460
Retailers — 3.3%
AutoNation, Inc. *	10,177	1,340,311
AutoZone, Inc. *	540	1,438,188
Bath & Body Works, Inc.	4,262	149,596
Best Buy Co., Inc.	11,858	883,658
Dick's Sporting Goods, Inc.	10,802	1,566,398
Kohl's Corp.	1,624	35,777
Macy's, Inc.	42,341	691,852
O'Reilly Automotive, Inc. *	1,442	1,322,761
Penske Automotive Group, Inc.	9,780	1,355,312
Tractor Supply Co.	6,208	1,479,987
Williams-Sonoma, Inc.	8,290	1,003,422
		11,267,262
Software & Computer Services — 5.5%
Akamai Technologies, Inc. *	4,864	398,702
Amdocs Ltd.	15,653	1,428,336
ANSYS, Inc. *	4,128	1,295,862
CACI International, Inc., Class A *	3,967	1,242,940
Cadence Design Systems, Inc. *	7,262	1,521,026
Concentrix Corp.	5,314	512,854
Dolby Laboratories, Inc., Class A	11,575	968,712
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
EPAM Systems, Inc. *	2,707	764,565
Fortinet, Inc. *	22,231	1,401,665
Gartner, Inc. *	4,081	1,234,339
Gen Digital, Inc.	14,913	263,513
Hewlett Packard Enterprise Co.	73,634	1,054,439
Leidos Holdings, Inc.	10,415	971,303
Manhattan Associates, Inc. *	9,713	1,609,250
Paycom Software, Inc. *	642	186,417
Science Applications International Corp.	5,231	533,719
SS&C Technologies Holdings, Inc.	19,424	1,137,081
Synopsys, Inc. *	3,850	1,429,582
Tyler Technologies, Inc. *	2,473	937,341
		18,891,646
Technology Hardware & Equipment — 4.4%
Amphenol Corp., Class A	17,761	1,340,423
CDW Corp.	7,019	1,190,352
Cirrus Logic, Inc. *	10,851	930,907
Corning, Inc.	28,034	931,289
Dell Technologies, Inc., Class C	18,307	796,171
HP, Inc.	29,615	879,862
Jabil, Inc.	16,759	1,309,716
Microchip Technology, Inc.	11,215	818,583
Monolithic Power Systems, Inc.	2,826	1,305,527
National Instruments Corp.	2,709	157,745
NetApp, Inc.	13,759	865,304
ON Semiconductor Corp. *	18,097	1,302,260
Qorvo, Inc. *	8,456	778,628
Skyworks Solutions, Inc.	7,904	837,034
TD SYNNEX Corp.	8,669	771,888
Teradyne, Inc.	10,582	966,983
		15,182,672
Telecommunications Equipment — 2.0%
Arista Networks, Inc. *	10,136	1,623,382
Ciena Corp. *	5,745	264,500
Juniper Networks, Inc.	46,551	1,403,513
Lumentum Holdings, Inc. *	11,832	570,894
Motorola Solutions, Inc.	5,354	1,560,155
Ubiquiti, Inc.	4,475	1,040,661
Viasat, Inc. *	14,374	503,521
		6,966,626
Telecommunications Service Providers — 1.8%
Altice USA, Inc., Class A *	185,611	649,639
Cable One, Inc.	2,048	1,553,224
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
DISH Network Corp., Class A *	125,950	945,884
Frontier Communications Parent, Inc. *	51,528	1,161,441
Liberty Broadband Corp., Class C *	8,632	731,821
Lumen Technologies, Inc.	421,090	997,983
		6,039,992
Travel & Leisure — 0.7%
Boyd Gaming Corp.	16,790	1,165,226
Choice Hotels International, Inc.	3,143	400,795
Copa Holdings SA, Class A (Panama)	7,430	671,078
Travel + Leisure Co.	6,204	237,427
Wendy's Co. (The)	1,383	30,564
		2,505,090
Waste & Disposal Services — 0.9%
Clean Harbors, Inc. *	10,467	1,519,390
Republic Services, Inc.	10,978	1,587,638
Stericycle, Inc. *	3,137	143,204
		3,250,232
Total Common Stocks (Cost $333,769,852)		342,736,925
Short-Term Investments — 0.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $659,852)	659,852	659,852
INVESTMENTS	SHARES	VALUE ($)

Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $1,355,792)	1,355,792	1,355,792
Total Short-Term Investments (Cost $2,015,644)		2,015,644
Total Investments — 100.3% (Cost $335,785,496)		344,752,569
Liabilities in Excess of Other Assets — (0.3)%		(1,082,289)
NET ASSETS — 100.0%		343,670,280

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $1,323,835.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	3	06/16/2023	USD	750,480	16,814

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	2,364	213,020
National Presto Industries, Inc.	2,701	183,722
		396,742
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	8,174	704,272
Gentherm, Inc. *	16,657	993,590
		1,697,862
Banks — 4.2%
1st Source Corp.	2,925	121,914
Ameris Bancorp	19,902	666,717
Atlantic Union Bankshares Corp.	12,530	358,609
Axos Financial, Inc. *	3,539	143,931
BancFirst Corp.	2,143	171,204
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	19,325	497,232
Banner Corp.	7,243	361,571
Brookline Bancorp, Inc.	841	8,023
Capital City Bank Group, Inc.	1,161	35,364
Cathay General Bancorp	19,665	626,724
Community Trust Bancorp, Inc.	5,320	191,573
First BanCorp (Puerto Rico)	35,367	415,562
First Busey Corp.	4,574	83,155
First Financial Bancorp	12,626	261,358
First Financial Corp.	3,142	108,556
First Merchants Corp.	6,178	180,274
Fulton Financial Corp.	35,508	423,611
Hancock Whitney Corp.	12,227	446,530
Hilltop Holdings, Inc.	37,307	1,157,263
Home BancShares, Inc.	3,164	68,880
Hope Bancorp, Inc.	59,057	537,419
Independent Bank Group, Inc.	3,940	143,337
International Bancshares Corp.	4,361	186,084
Lakeland Financial Corp.	4,488	227,407
NBT Bancorp, Inc.	9,353	301,541
Northwest Bancshares, Inc.	30,904	361,268
OceanFirst Financial Corp.	31,521	504,336
OFG Bancorp (Puerto Rico)	21,653	553,667
Old National Bancorp	66,629	893,495
Renasant Corp.	15,105	424,753
Republic Bancorp, Inc., Class A	3,581	140,733
Simmons First National Corp., Class A	30,517	509,939
TrustCo Bank Corp.	8,526	254,416
Trustmark Corp.	23,462	560,507
UMB Financial Corp.	12,032	765,356
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
United Bankshares, Inc.	30,808	1,020,669
United Community Banks, Inc.	18,389	457,886
Valley National Bancorp	100,422	941,958
Washington Federal, Inc.	15,001	420,628
WesBanco, Inc.	19,134	509,347
		16,042,797
Beverages — 1.7%
BRC, Inc., Class A * (a)	14,856	77,400
Celsius Holdings, Inc. * (a)	10,765	1,028,811
Coca-Cola Consolidated, Inc.	2,209	1,302,117
Duckhorn Portfolio, Inc. (The) *	54,210	818,571
MGP Ingredients, Inc.	12,277	1,211,495
National Beverage Corp. *	21,886	1,087,734
Primo Water Corp.	64,012	972,342
		6,498,470
Chemicals — 3.6%
AdvanSix, Inc.	23,047	868,411
American Vanguard Corp.	29,926	576,075
Avient Corp.	26,178	1,008,115
Balchem Corp.	8,712	1,144,757
Cabot Corp.	14,749	1,058,388
Ingevity Corp. *	15,093	1,082,772
Innospec, Inc.	11,192	1,137,443
Intrepid Potash, Inc. * (a)	20,750	534,935
Livent Corp. * (a)	36,085	788,457
LSB Industries, Inc. *	85,449	763,060
Orion Engineered Carbons SA (Germany)	46,676	1,130,026
Quaker Chemical Corp.	2,569	479,452
Rayonier Advanced Materials, Inc. *	83,970	456,797
Sensient Technologies Corp.	15,074	1,122,410
Stepan Co.	9,195	847,779
Tronox Holdings plc	61,351	839,895
		13,838,772
Construction & Materials — 1.9%
Comfort Systems USA, Inc.	8,169	1,221,184
EMCOR Group, Inc.	7,294	1,247,274
Exponent, Inc.	7,896	726,827
GMS, Inc. *	11,922	692,191
Griffon Corp.	8,712	247,856
Installed Building Products, Inc.	5,427	674,413
Masonite International Corp. *	5,648	516,284
Mueller Water Products, Inc., Class A	8,015	107,401
Patrick Industries, Inc.	6,699	459,752
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Quanex Building Products Corp.	9,199	175,701
Simpson Manufacturing Co., Inc.	9,806	1,233,399
		7,302,282
Consumer Services — 0.7%
Carriage Services, Inc.	3,539	101,605
Laureate Education, Inc., Class A	81,401	1,008,558
Perdoceo Education Corp. *	56,444	732,643
Strategic Education, Inc.	3,251	286,088
Upbound Group, Inc. (a)	23,607	629,363
		2,758,257
Electricity — 2.1%
ALLETE, Inc.	20,015	1,248,536
Clearway Energy, Inc., Class C	39,317	1,194,057
MGE Energy, Inc.	10,534	807,010
NorthWestern Corp.	21,595	1,265,899
Ormat Technologies, Inc.	10,181	873,632
PNM Resources, Inc.	25,445	1,224,668
Portland General Electric Co.	26,109	1,321,637
Via Renewables, Inc. (a)	7,762	80,339
		8,015,778
Electronic & Electrical Equipment — 1.4%
Atkore, Inc. *	8,064	1,018,725
AZZ, Inc.	8,673	327,232
Badger Meter, Inc.	10,072	1,332,828
Brady Corp., Class A	9,436	481,519
Encore Wire Corp.	6,263	979,095
Watts Water Technologies, Inc., Class A	7,034	1,137,609
		5,277,008
Finance & Credit Services — 1.8%
Encore Capital Group, Inc. *	9,259	475,727
Enova International, Inc. *	15,913	698,899
Federal Agricultural Mortgage Corp., Class C	1,897	252,851
Mr. Cooper Group, Inc. *	26,052	1,206,208
Navient Corp.	68,075	1,125,961
Nelnet, Inc., Class A	4,697	452,321
PennyMac Financial Services, Inc.	19,788	1,236,552
Radian Group, Inc.	51,930	1,260,341
		6,708,860
Food Producers — 4.8%
Andersons, Inc. (The)	25,750	1,151,025
B&G Foods, Inc. (a)	51,793	830,760
BellRing Brands, Inc. *	35,505	1,277,825
INVESTMENTS	SHARES	VALUE ($)

Food Producers — continued
Cal-Maine Foods, Inc. (a)	21,843	1,037,542
Fresh Del Monte Produce, Inc.	30,563	877,464
GrowGeneration Corp. * (a)	75,211	257,222
Hain Celestial Group, Inc. (The) *	17,885	320,678
Herbalife Ltd. *	39,796	591,369
Hostess Brands, Inc. *	49,689	1,279,989
J & J Snack Foods Corp.	6,616	1,013,571
John B Sanfilippo & Son, Inc.	9,652	1,003,325
Lancaster Colony Corp.	6,523	1,364,090
Medifast, Inc.	7,356	674,177
Nature's Sunshine Products, Inc. *	11,287	123,706
Simply Good Foods Co. (The) *	32,181	1,170,423
Sovos Brands, Inc. *	23,472	402,545
SunOpta, Inc. (Canada) * (a)	84,942	722,007
Tootsie Roll Industries, Inc. (a)	28,479	1,164,222
TreeHouse Foods, Inc. *	25,134	1,338,385
USANA Health Sciences, Inc. *	10,428	692,106
Utz Brands, Inc.	54,884	1,037,856
		18,330,287
Gas, Water & Multi-utilities — 3.8%
American States Water Co.	13,225	1,173,719
Aris Water Solutions, Inc., Class A (a)	23,824	173,200
Avista Corp.	24,210	1,066,935
Black Hills Corp.	17,226	1,124,686
Brookfield Infrastructure Corp., Class A (Canada)	26,531	1,130,221
California Water Service Group	21,905	1,228,432
Chesapeake Utilities Corp.	6,985	862,647
Evoqua Water Technologies Corp. *	25,324	1,252,272
Excelerate Energy, Inc., Class A	17,296	371,864
Middlesex Water Co.	3,874	282,724
New Jersey Resources Corp.	24,247	1,252,115
Northwest Natural Holding Co.	17,647	828,703
ONE Gas, Inc.	15,386	1,183,953
SJW Group	16,429	1,247,290
Southwest Gas Holdings, Inc.	3,315	185,640
Spire, Inc.	17,684	1,197,737
		14,562,138
General Industrials — 1.4%
Apogee Enterprises, Inc.	9,163	389,977
Barnes Group, Inc.	4,819	202,543
CSW Industrials, Inc.	3,258	438,755
Greif, Inc., Class A	12,575	789,584
HB Fuller Co.	15,053	996,057
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
Kronos Worldwide, Inc.	31,425	292,252
Myers Industries, Inc.	10,990	208,261
Otter Tail Corp.	15,466	1,112,779
Standex International Corp.	3,110	381,939
TriMas Corp.	3,508	89,138
Trinseo plc	13,535	245,254
		5,146,539
Health Care Providers — 2.9%
Addus HomeCare Corp. *	7,657	625,883
Apollo Medical Holdings, Inc. * (a)	20,756	736,631
Brookdale Senior Living, Inc. *	12,413	53,252
Computer Programs and Systems, Inc. *	10,598	274,276
CorVel Corp. *	4,765	962,673
Ensign Group, Inc. (The)	13,028	1,264,889
Healthcare Services Group, Inc.	16,258	253,787
HealthEquity, Inc. *	12,468	666,415
ModivCare, Inc. *	6,947	441,829
NextGen Healthcare, Inc. *	34,769	582,033
Omnicell, Inc. *	7,409	450,245
Option Care Health, Inc. *	36,274	1,166,209
Pennant Group, Inc. (The) *	15,629	216,774
RadNet, Inc. *	12,618	349,014
Select Medical Holdings Corp.	39,146	1,193,953
Surgery Partners, Inc. *	27,590	1,094,219
US Physical Therapy, Inc.	6,161	655,900
		10,987,982
Household Goods & Home Construction — 2.0%
Beazer Homes USA, Inc. *	8,919	190,064
Central Garden & Pet Co., Class A *	14,604	515,959
CompX International, Inc. (a)	3,049	55,187
Ethan Allen Interiors, Inc. (a)	38,018	1,061,843
HNI Corp.	18,586	482,864
Interface, Inc.	45,459	356,398
La-Z-Boy, Inc.	32,939	946,337
LGI Homes, Inc. *	2,222	263,974
M/I Homes, Inc. *	13,267	897,380
MDC Holdings, Inc.	8,247	337,880
MillerKnoll, Inc.	20,100	341,901
Sleep Number Corp. *	2,692	60,705
Steelcase, Inc., Class A	31,763	254,104
Taylor Morrison Home Corp. *	34,159	1,471,911
Tri Pointe Homes, Inc. *	14,043	402,753
		7,639,260
INVESTMENTS	SHARES	VALUE ($)

Industrial Engineering — 1.1%
Albany International Corp., Class A	5,744	523,910
Astec Industries, Inc.	527	21,755
Columbus McKinnon Corp.	10,790	374,521
EnPro Industries, Inc.	6,616	623,690
Franklin Electric Co., Inc.	12,528	1,120,880
Hillenbrand, Inc.	21,424	977,363
John Bean Technologies Corp.	1,840	200,026
Tennant Co.	219	16,736
Titan Machinery, Inc. *	5,625	176,344
		4,035,225
Industrial Materials — 2.1%
Boise Cascade Co.	17,717	1,210,248
Clearwater Paper Corp. *	20,991	757,775
Koppers Holdings, Inc.	21,734	713,093
Materion Corp.	10,503	1,137,580
Mativ Holdings, Inc.	42,715	827,390
Minerals Technologies, Inc.	16,130	955,864
Sylvamo Corp.	24,760	1,134,503
Tredegar Corp.	17,772	166,701
UFP Industries, Inc.	14,364	1,127,861
		8,031,015
Industrial Metals & Mining — 3.6%
Arconic Corp. *	2,275	56,306
Carpenter Technology Corp.	23,716	1,250,782
Commercial Metals Co.	22,982	1,073,030
Compass Minerals International, Inc.	23,809	779,269
Constellium SE *	54,225	805,241
GrafTech International Ltd.	148,732	700,528
Haynes International, Inc.	12,544	589,693
Kaiser Aluminum Corp.	3,362	220,951
Mueller Industries, Inc.	16,549	1,189,046
Olympic Steel, Inc.	11,954	556,698
Piedmont Lithium, Inc. * (a)	16,595	954,212
RBC Bearings, Inc. *	5,005	1,136,185
Ryerson Holding Corp.	24,772	935,638
Schnitzer Steel Industries, Inc., Class A	23,390	675,737
TimkenSteel Corp. *	46,264	774,459
US Silica Holdings, Inc. *	72,694	948,657
Worthington Industries, Inc.	19,898	1,181,742
		13,828,174
Industrial Support Services — 2.4%
ABM Industries, Inc.	15,600	664,248
Applied Industrial Technologies, Inc.	8,629	1,170,610
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
ASGN, Inc. *	7,174	513,587
CoreCivic, Inc., REIT *	59,180	520,192
CRA International, Inc.	5,648	593,831
DXP Enterprises, Inc. *	1,697	42,764
EVERTEC, Inc. (Puerto Rico)	13,599	471,749
ExlService Holdings, Inc. *	6,290	1,122,010
Forrester Research, Inc. *	2,723	84,250
Heidrick & Struggles International, Inc.	7,640	191,840
Insperity, Inc.	6,043	740,026
Korn Ferry	8,793	422,240
Maximus, Inc.	15,050	1,258,933
Pitney Bowes, Inc.	60,202	211,309
Resources Connection, Inc.	8,220	119,930
TriNet Group, Inc. *	9,435	875,379
TrueBlue, Inc. *	5,992	90,779
UniFirst Corp.	33	5,401
		9,099,078
Industrial Transportation — 2.8%
ArcBest Corp.	8,901	840,254
Costamare, Inc. (Monaco)	28,510	257,445
DHT Holdings, Inc.	102,364	971,434
Federal Signal Corp.	10,676	548,533
Forward Air Corp.	6,961	734,455
Frontline plc (Norway) (a)	64,968	1,005,055
GATX Corp.	6,574	748,844
Genco Shipping & Trading Ltd.	26,323	405,638
Hub Group, Inc., Class A *	2,762	208,255
Matson, Inc.	13,980	951,059
McGrath RentCorp	5,911	525,370
Saia, Inc. *	4,167	1,240,808
Scorpio Tankers, Inc. (Monaco)	5,648	295,108
Triton International Ltd. (Bermuda)	17,878	1,477,974
Wabash National Corp.	9,426	241,966
		10,452,198
Investment Banking & Brokerage Services — 1.2%
Artisan Partners Asset Management, Inc., Class A	29,437	1,020,581
Brightsphere Investment Group, Inc.	24,075	543,613
Cohen & Steers, Inc.	3,647	219,039
Federated Hermes, Inc.	28,916	1,196,833
Houlihan Lokey, Inc.	8,444	771,613
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
Moelis & Co., Class A	17,679	669,680
Virtus Investment Partners, Inc.	155	28,243
		4,449,602
Leisure Goods — 1.0%
Camping World Holdings, Inc., Class A (a)	32,857	735,668
Fox Factory Holding Corp. *	654	72,509
LCI Industries	5,401	610,097
Smith & Wesson Brands, Inc.	79,322	953,451
Sturm Ruger & Co., Inc.	20,547	1,182,685
Universal Electronics, Inc. *	7,837	78,762
		3,633,172
Life Insurance — 1.2%
American Equity Investment Life Holding Co.	29,194	1,125,137
CNO Financial Group, Inc.	47,640	1,069,042
Genworth Financial, Inc., Class A *	197,688	1,148,567
Jackson Financial, Inc., Class A (a)	27,966	1,007,056
National Western Life Group, Inc., Class A	574	146,358
		4,496,160
Media — 0.4%
Gray Television, Inc.	28,011	215,965
QuinStreet, Inc. *	6,444	71,593
Scholastic Corp.	5,796	222,972
TEGNA, Inc.	64,743	1,107,105
		1,617,635
Medical Equipment & Services — 3.5%
AdaptHealth Corp. *	32,194	382,465
Anika Therapeutics, Inc. *	3,633	93,223
AtriCure, Inc. *	14,914	656,067
Atrion Corp.	362	222,739
Avanos Medical, Inc. *	11,104	328,012
CONMED Corp.	10,194	1,280,061
Fulgent Genetics, Inc. *	17,956	530,959
Haemonetics Corp. *	10,540	882,303
Integer Holdings Corp. *	11,948	983,918
Lantheus Holdings, Inc. *	15,624	1,335,071
Merit Medical Systems, Inc. *	17,679	1,437,126
Neogen Corp. *	28,782	495,626
NeoGenomics, Inc. *	35,770	522,957
OraSure Technologies, Inc. *	79,365	539,682
Orthofix Medical, Inc. *	6,773	127,536
Owens & Minor, Inc. *	30,084	467,505
Patterson Cos., Inc.	40,512	1,098,280
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
STAAR Surgical Co. *	9,516	670,592
Surmodics, Inc. * (a)	4,384	101,007
UFP Technologies, Inc. *	2,700	372,168
Varex Imaging Corp. *	32,212	571,441
Zynex, Inc. * (a)	18,738	214,363
		13,313,101
Mortgage Real Estate Investment Trusts — 1.6%
Apollo Commercial Real Estate Finance, Inc. (a)	75,433	763,382
Arbor Realty Trust, Inc. (a)	44,268	507,754
Dynex Capital, Inc. (a)	44,704	530,189
Ellington Financial, Inc. (a)	61,798	789,161
KKR Real Estate Finance Trust, Inc.	37,999	408,109
Ladder Capital Corp.	68,227	637,923
MFA Financial, Inc.	40,023	427,846
New York Mortgage Trust, Inc. (a)	30,537	313,920
PennyMac Mortgage Investment Trust	14,584	181,279
Ready Capital Corp. (a)	36,914	396,087
Redwood Trust, Inc. (a)	67,543	424,170
TPG RE Finance Trust, Inc.	16,248	115,848
Two Harbors Investment Corp. (a)	33,873	471,851
		5,967,519
Nonequity Investment Instruments — 0.0% ^
OmniAb, Inc. * (a)	26,736	93,041
OmniAb, Inc. ‡ *	1,382	—
		93,041
Non-life Insurance — 1.3%
Employers Holdings, Inc.	14,785	585,338
Essent Group Ltd.	9,830	417,480
Horace Mann Educators Corp.	9,628	301,164
RLI Corp.	9,178	1,276,201
Safety Insurance Group, Inc.	4,944	361,357
Selective Insurance Group, Inc.	9,709	935,268
Stewart Information Services Corp.	22,065	919,007
		4,795,815
Non-Renewable Energy — 5.9%
Alpha Metallurgical Resources, Inc.	4,821	706,566
Arch Resources, Inc. (a)	5,232	639,612
Archrock, Inc.	108,229	1,113,676
Berry Corp.	58,358	445,855
Cactus, Inc., Class A	21,830	883,678
ChampionX Corp.	25,321	685,693
Chord Energy Corp.	5,706	812,135
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Civitas Resources, Inc.	17,054	1,177,579
CNX Resources Corp. *	50,914	790,694
Comstock Resources, Inc. (a)	62,440	718,060
CONSOL Energy, Inc.	15,777	936,207
CVR Energy, Inc.	24,597	647,885
Delek US Holdings, Inc.	23,576	512,778
DMC Global, Inc. *	7,562	143,224
Helix Energy Solutions Group, Inc. *	107,479	779,223
Magnolia Oil & Gas Corp., Class A	41,148	869,046
Matador Resources Co.	17,544	860,182
MRC Global, Inc. *	29,119	283,619
Nabors Industries Ltd. *	4,460	444,840
Newpark Resources, Inc. *	4,931	19,724
Northern Oil and Gas, Inc.	14,229	471,976
NOW, Inc. *	43,893	468,338
Patterson-UTI Energy, Inc.	63,059	705,630
PBF Energy, Inc., Class A	25,940	904,268
Permian Resources Corp.	105,118	1,098,483
ProPetro Holding Corp. *	10,175	70,615
Ranger Oil Corp.	23,648	974,298
RPC, Inc.	29,540	218,301
SandRidge Energy, Inc. *	35,641	505,033
SM Energy Co.	23,230	652,298
Solaris Oilfield Infrastructure, Inc., Class A	53,742	412,739
SunCoke Energy, Inc.	94,841	737,863
Warrior Met Coal, Inc.	19,371	669,656
World Fuel Services Corp.	36,142	854,397
		22,214,171
Personal Care, Drug & Grocery Stores — 2.8%
ACCO Brands Corp.	85,931	393,564
Chefs' Warehouse, Inc. (The) *	26,539	882,687
Edgewell Personal Care Co.	28,258	1,234,027
Energizer Holdings, Inc.	27,835	930,524
Ingles Markets, Inc., Class A	11,945	1,099,418
Nu Skin Enterprises, Inc., Class A	20,295	800,841
PetMed Express, Inc. (a)	45,015	691,880
Rite Aid Corp. * (a)	16,830	35,343
SpartanNash Co.	36,450	893,754
Sprouts Farmers Market, Inc. *	32,738	1,134,699
United Natural Foods, Inc. *	25,086	684,095
Veru, Inc. * (a)	225,878	286,865
WD-40 Co. (a)	5,122	975,229
Weis Markets, Inc.	7,435	613,313
		10,656,239
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — 0.8%
Movado Group, Inc.	17,600	450,912
Oxford Industries, Inc.	9,033	932,115
Signet Jewelers Ltd. (a)	15,976	1,175,514
Steven Madden Ltd.	18,664	653,987
		3,212,528
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.6%
Amphastar Pharmaceuticals, Inc. *	24,259	867,744
ANI Pharmaceuticals, Inc. *	7,561	285,201
Arcus Biosciences, Inc. *	12,237	218,431
Arrowhead Pharmaceuticals, Inc. *	23,608	835,959
Castle Biosciences, Inc. *	11,944	270,293
Catalyst Pharmaceuticals, Inc. *	80,566	1,282,611
Collegium Pharmaceutical, Inc. *	30,536	710,573
Corcept Therapeutics, Inc. * (a)	42,836	965,095
Dynavax Technologies Corp. *	65,782	684,791
Eagle Pharmaceuticals, Inc. *	6,242	175,275
Halozyme Therapeutics, Inc. *	22,640	727,423
Harmony Biosciences Holdings, Inc. *	12,914	416,347
Heska Corp. *	2,171	254,354
Innoviva, Inc. *	61,051	716,128
Ironwood Pharmaceuticals, Inc. *	109,450	1,139,375
Ligand Pharmaceuticals, Inc. *	8,243	629,353
Medpace Holdings, Inc. *	5,791	1,159,011
Myriad Genetics, Inc. *	15,891	338,319
Pacira BioSciences, Inc. *	18,731	848,702
PDL BioPharma, Inc. ‡ *	22,361	31,810
Prestige Consumer Healthcare, Inc. *	19,913	1,225,247
Prothena Corp. plc (Ireland) *	20,749	1,091,812
Supernus Pharmaceuticals, Inc. *	28,512	1,050,952
Travere Therapeutics, Inc. *	17,297	373,096
Vanda Pharmaceuticals, Inc. *	32,791	201,337
Vir Biotechnology, Inc. *	29,591	744,214
VZS Enterprises, Inc. ‡ *	1,382	—
Xencor, Inc. *	11,862	313,631
		17,557,084
Precious Metals & Mining — 0.3%
Hecla Mining Co.	174,406	1,055,156
Real Estate Investment & Services — 0.8%
Anywhere Real Estate, Inc. *	27,977	178,213
Douglas Elliman, Inc.	68,387	218,155
eXp World Holdings, Inc. (a)	35,653	416,784
Kennedy-Wilson Holdings, Inc.	32,935	552,649
Marcus & Millichap, Inc.	15,862	499,177
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment & Services — continued
Newmark Group, Inc., Class A	100,685	638,343
St. Joe Co. (The)	15,737	646,791
		3,150,112
Real Estate Investment Trusts — 9.4%
Agree Realty Corp.	17,664	1,200,975
Alexander & Baldwin, Inc.	27,269	524,383
American Assets Trust, Inc.	5,362	97,588
Apartment Investment and Management Co., Class A	100,746	788,841
Apple Hospitality REIT, Inc.	72,986	1,086,762
Ares Commercial Real Estate Corp.	83,284	717,075
Bluerock Homes Trust, Inc. *	2,458	48,570
Brandywine Realty Trust	45,161	177,483
Broadstone Net Lease, Inc.	59,428	960,951
CareTrust REIT, Inc.	62,190	1,212,083
Community Healthcare Trust, Inc.	11,057	395,730
Corporate Office Properties Trust	48,390	1,107,647
DiamondRock Hospitality Co.	93,447	757,855
Easterly Government Properties, Inc. (a)	18,949	266,612
Equity Commonwealth	39,924	827,225
Essential Properties Realty Trust, Inc.	37,537	929,041
Four Corners Property Trust, Inc.	45,092	1,150,297
GEO Group, Inc. (The) * (a)	135,553	1,020,714
Getty Realty Corp.	17,155	571,776
Global Net Lease, Inc. (a)	52,088	586,511
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	2,170	61,585
Independence Realty Trust, Inc.	54,255	903,346
Industrial Logistics Properties Trust	16,515	34,021
Innovative Industrial Properties, Inc.	6,122	419,663
Kite Realty Group Trust	56,872	1,178,388
LTC Properties, Inc. (a)	35,216	1,177,975
LXP Industrial Trust	29,853	280,618
Macerich Co. (The)	73,790	737,162
National Health Investors, Inc.	23,036	1,146,502
NexPoint Residential Trust, Inc.	276	11,849
Office Properties Income Trust (a)	17,449	113,768
Pebblebrook Hotel Trust	48,823	694,751
Phillips Edison & Co., Inc.	36,387	1,147,646
Physicians Realty Trust	83,879	1,209,535
Piedmont Office Realty Trust, Inc., Class A	22,901	149,086
PotlatchDeltic Corp. (a)	26,552	1,227,499
Retail Opportunity Investments Corp.	57,106	744,091
RLJ Lodging Trust	40,539	409,444
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
RPT Realty	59,990	557,907
Ryman Hospitality Properties, Inc.	13,039	1,169,077
Sabra Health Care REIT, Inc.	103,702	1,182,203
SITE Centers Corp.	72,718	897,340
STAG Industrial, Inc.	34,320	1,162,418
Star Holdings *	7,421	119,775
Summit Hotel Properties, Inc.	18,896	121,690
Sunstone Hotel Investors, Inc.	115,282	1,098,637
Tanger Factory Outlet Centers, Inc. (a)	65,812	1,290,573
Terreno Realty Corp.	19,376	1,193,368
Urban Edge Properties	48,095	705,554
Whitestone	27,263	244,004
		35,817,594
Renewable Energy — 0.5%
Arcosa, Inc.	20,244	1,367,280
REX American Resources Corp. *	11,730	331,842
		1,699,122
Retailers — 2.6%
Abercrombie & Fitch Co., Class A *	669	15,748
Academy Sports & Outdoors, Inc.	5,599	355,649
America's Car-Mart, Inc. * (a)	2,926	235,221
Asbury Automotive Group, Inc. *	1,879	363,511
Big 5 Sporting Goods Corp. (a)	58,890	464,053
Buckle, Inc. (The)	30,609	1,026,320
Caleres, Inc.	3,691	84,155
Citi Trends, Inc. *	13,415	231,543
Dillard's, Inc., Class A (a)	3,411	1,017,808
Genesco, Inc. *	9,506	329,478
Global Industrial Co.	2,076	55,325
Group 1 Automotive, Inc.	5,355	1,202,090
Haverty Furniture Cos., Inc.	26,006	783,821
Hibbett, Inc.	11,300	613,929
Murphy USA, Inc.	4,521	1,244,315
ODP Corp. (The) *	11,944	516,100
PriceSmart, Inc.	2,688	198,052
Shoe Carnival, Inc.	35,676	829,467
Zumiez, Inc. *	25,803	451,166
		10,017,751
Software & Computer Services — 3.9%
A10 Networks, Inc.	20,947	296,191
Agilysys, Inc. *	10,715	836,199
Alarm.com Holdings, Inc. *	4,639	221,234
Appfolio, Inc., Class A *	3,729	520,643
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Avid Technology, Inc. *	22,273	657,276
Cerence, Inc. *	17,789	454,509
Consensus Cloud Solutions, Inc. *	8,119	303,082
CSG Systems International, Inc.	16,583	873,592
MicroStrategy, Inc., Class A * (a)	3,310	1,086,938
Mitek Systems, Inc. *	17,748	160,087
NetScout Systems, Inc. *	25,330	689,229
OneSpan, Inc. *	13,199	194,553
Perficient, Inc. *	10,742	697,371
Progress Software Corp.	21,064	1,155,992
Qualys, Inc. *	7,654	864,443
Shutterstock, Inc.	14,103	944,901
Simulations Plus, Inc. (a)	12,033	502,378
SPS Commerce, Inc. *	8,330	1,227,009
Veradigm, Inc. *	48,453	605,178
Verint Systems, Inc. *	17,503	638,684
Workiva, Inc. *	12,405	1,158,875
Ziff Davis, Inc. *	11,919	871,756
		14,960,120
Technology Hardware & Equipment — 6.6%
Adeia, Inc.	68,409	522,645
Advanced Energy Industries, Inc.	12,437	1,075,801
Alpha & Omega Semiconductor Ltd. *	21,621	516,310
Amkor Technology, Inc.	43,757	978,844
Axcelis Technologies, Inc. *	9,524	1,126,689
Benchmark Electronics, Inc.	14,755	315,019
CEVA, Inc. *	9,333	234,538
Cohu, Inc. *	29,669	1,003,999
CTS Corp.	17,000	666,570
Diodes, Inc. *	13,312	1,060,966
Fabrinet (Thailand) *	9,356	888,352
FormFactor, Inc. *	32,800	895,768
Ichor Holdings Ltd. *	13,218	368,121
Insight Enterprises, Inc. *	9,015	1,090,364
Kulicke & Soffa Industries, Inc. (Singapore)	21,696	1,034,031
MaxLinear, Inc. *	22,585	544,976
Methode Electronics, Inc.	17,802	729,704
Novanta, Inc. *	7,361	1,125,055
Onto Innovation, Inc. *	14,544	1,177,773
PC Connection, Inc.	5,516	222,129
Photronics, Inc. *	48,838	706,198
Plexus Corp. *	9,542	834,639
Power Integrations, Inc.	14,683	1,068,629
Rambus, Inc. *	27,856	1,235,135
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Sanmina Corp. *	12,627	659,887
ScanSource, Inc. *	10,314	282,088
Semtech Corp. *	16,552	322,599
SiTime Corp. *	5,261	570,661
SMART Global Holdings, Inc. *	18,755	289,202
Super Micro Computer, Inc. *	4,147	437,218
Synaptics, Inc. *	6,017	532,866
TTM Technologies, Inc. *	50,923	601,401
Ultra Clean Holdings, Inc. *	31,036	885,767
Vishay Intertechnology, Inc.	43,956	935,823
		24,939,767
Telecommunications Equipment — 2.7%
ADTRAN Holdings, Inc.	50,930	464,482
Aviat Networks, Inc. *	15,429	506,225
Calix, Inc. *	17,604	804,503
Cambium Networks Corp. *	31,480	476,607
Clearfield, Inc. *	9,956	434,878
CommScope Holding Co., Inc. *	70,567	347,895
Comtech Telecommunications Corp.	25,630	265,270
Digi International, Inc. *	19,347	583,505
EchoStar Corp., Class A *	53,244	908,875
Extreme Networks, Inc. *	68,709	1,221,646
Harmonic, Inc. *	92,817	1,307,792
Infinera Corp. * (a)	74,317	470,427
InterDigital, Inc.	16,944	1,147,787
Lightwave Logic, Inc. * (a)	31,434	141,453
NETGEAR, Inc. *	16,121	227,790
Ribbon Communications, Inc. *	1,005	2,573
Viavi Solutions, Inc. *	87,042	779,896
		10,091,604
Telecommunications Service Providers — 2.3%
Anterix, Inc. *	1,586	50,086
Cogent Communications Holdings, Inc. (a)	19,443	1,342,345
Consolidated Communications Holdings, Inc. *	90,180	348,997
Globalstar, Inc. * (a)	673,550	610,236
Gogo, Inc. *	65,064	872,508
IDT Corp., Class B *	35,095	1,165,505
Iridium Communications, Inc.	19,715	1,251,311
Liberty Latin America Ltd., Class C (Puerto Rico) *	104,265	925,873
Shenandoah Telecommunications Co.	39,256	816,917
Telephone and Data Systems, Inc.	84,065	840,650
INVESTMENTS	SHARES	VALUE ($)

Telecommunications Service Providers — continued
WideOpenWest, Inc. *	29,007	331,550
Xperi, Inc. *	20,120	190,939
		8,746,917
Tobacco — 0.8%
22nd Century Group, Inc. * (a)	85,804	60,955
Turning Point Brands, Inc.	30,154	717,364
Universal Corp.	16,282	893,719
Vector Group Ltd.	93,078	1,185,814
		2,857,852
Travel & Leisure — 0.3%
Biglari Holdings, Inc., Class B *	233	40,356
Bloomin' Brands, Inc.	33,139	820,853
Chuy's Holdings, Inc. *	2,872	100,175
El Pollo Loco Holdings, Inc.	5,792	53,981
Ruth's Hospitality Group, Inc.	4,704	76,017
		1,091,382
Waste & Disposal Services — 0.5%
Casella Waste Systems, Inc., Class A *	16,072	1,430,408
Vertex Energy, Inc. * (a)	76,670	605,693
		2,036,101
Total Common Stocks (Cost $390,189,700)		379,118,269
	NO. OF RIGHTS
Rights—0.0% ^
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0% ^
Achillion Pharmaceuticals, Inc. ‡ *(Cost $—)	12,757	6,379
	SHARES
Short-Term Investments — 6.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $685,213)	685,213	685,213
Investment of Cash Collateral from Securities Loaned — 6.0%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.01% (b) (c)	17,644,232	17,645,997
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	5,301,298	5,301,298
Total Investment of Cash Collateral from Securities Loaned (Cost $22,951,188)		22,947,295
Total Short-Term Investments (Cost $23,636,401)		23,632,508
Total Investments — 106.0% (Cost $413,826,101)		402,757,156
Liabilities in Excess of Other Assets — (6.0)%		(22,886,420)
NET ASSETS — 100.0%		379,870,736

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $22,458,095.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	5	06/16/2023	USD	443,650	1,574

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.7%
Aerospace & Defense — 3.3%
Axon Enterprise, Inc. *	2,354	496,011
BWX Technologies, Inc.	3,067	198,067
Curtiss-Wright Corp.	1,875	318,431
General Dynamics Corp.	4,743	1,035,587
HEICO Corp.	1,622	273,534
Howmet Aerospace, Inc.	15,234	674,714
Huntington Ingalls Industries, Inc.	2,506	505,360
Lockheed Martin Corp.	3,635	1,688,276
Northrop Grumman Corp.	2,609	1,203,453
Raytheon Technologies Corp.	11,346	1,133,465
Textron, Inc.	7,122	476,747
		8,003,645
Automobiles & Parts — 0.9%
BorgWarner, Inc.	12,122	583,432
Gentex Corp.	9,357	258,160
Genuine Parts Co.	4,392	739,217
LKQ Corp.	10,252	591,848
		2,172,657
Banks — 0.8%
Bank OZK	5,151	183,994
Discover Financial Services	3,667	379,424
East West Bancorp, Inc.	6,495	335,727
First Horizon Corp.	28,430	498,946
Popular, Inc. (Puerto Rico)	879	52,749
Regions Financial Corp.	28,832	526,472
		1,977,312
Beverages — 1.3%
Coca-Cola Co. (The)	8,967	575,233
Constellation Brands, Inc., Class A	2,204	505,752
Monster Beverage Corp. *	17,852	999,712
PepsiCo, Inc.	5,495	1,048,941
		3,129,638
Chemicals — 1.1%
Albemarle Corp.	3,037	563,242
Ashland, Inc.	1,510	153,431
CF Industries Holdings, Inc.	6,965	498,555
Huntsman Corp.	201	5,385
Mosaic Co. (The)	12,257	525,212
Olin Corp.	7,942	439,987
Westlake Corp.	4,057	461,605
		2,647,417
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — 1.5%
Acuity Brands, Inc.	1,679	264,241
AECOM	6,859	569,640
Builders FirstSource, Inc. *	7,051	668,223
Eagle Materials, Inc.	3,660	542,449
Louisiana-Pacific Corp.	3,888	232,269
MDU Resources Group, Inc.	4,951	144,668
Quanta Services, Inc.	4,579	776,781
Watsco, Inc.	1,249	432,629
		3,630,900
Consumer Services — 1.1%
Avis Budget Group, Inc. *	2,364	417,648
Copart, Inc. *	11,630	919,351
Grand Canyon Education, Inc. *	2,663	316,098
H&R Block, Inc.	15,018	509,260
Rollins, Inc.	10,958	462,976
U-Haul Holding Co. (a)	263	16,059
		2,641,392
Electricity — 1.5%
Consolidated Edison, Inc.	9,382	923,846
Exelon Corp.	21,721	921,839
FirstEnergy Corp.	9,504	378,259
OGE Energy Corp.	7,120	267,285
Southern Co. (The)	7,373	542,284
Vistra Corp.	23,854	569,156
		3,602,669
Electronic & Electrical Equipment — 1.1%
Hubbell, Inc.	2,543	684,881
Keysight Technologies, Inc. *	4,844	700,636
Mettler-Toledo International, Inc. *	560	835,240
nVent Electric plc	12,260	514,062
		2,734,819
Finance & Credit Services — 0.1%
Morningstar, Inc.	12	2,140
SLM Corp.	16,722	251,164
		253,304
Food Producers — 3.4%
Archer-Daniels-Midland Co.	11,699	913,458
Bunge Ltd.	6,448	603,533
Campbell Soup Co.	11,378	617,825
Corteva, Inc.	15,783	964,657
General Mills, Inc.	12,831	1,137,212
Hershey Co. (The)	3,696	1,009,230
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	169

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Ingredion, Inc.	1,926	204,483
J M Smucker Co. (The)	4,367	674,308
Kellogg Co.	9,752	680,397
Lamb Weston Holdings, Inc.	6,360	711,112
Pilgrim's Pride Corp. *	1,031	23,517
Post Holdings, Inc. *	5,838	528,281
		8,068,013
Gas, Water & Multi-utilities — 0.8%
CenterPoint Energy, Inc.	22,002	670,401
National Fuel Gas Co.	4,181	233,718
NiSource, Inc.	20,157	573,668
Sempra Energy	2,608	405,518
WEC Energy Group, Inc.	683	65,684
		1,948,989
General Industrials — 0.7%
Carlisle Cos., Inc.	2,185	471,632
Graphic Packaging Holding Co.	18,704	461,241
RPM International, Inc.	3,256	267,090
Valmont Industries, Inc.	1,679	487,850
		1,687,813
Health Care Providers — 3.0%
Acadia Healthcare Co., Inc. *	1,960	141,689
Cigna Group (The)	5,056	1,280,634
HCA Healthcare, Inc.	1,824	524,090
Humana, Inc.	1,237	656,216
IQVIA Holdings, Inc. *	4,185	787,743
UnitedHealth Group, Inc.	7,681	3,779,743
		7,170,115
Household Goods & Home Construction — 0.7%
DR Horton, Inc.	3,788	415,998
PulteGroup, Inc.	11,297	758,593
Tempur Sealy International, Inc.	12,561	470,661
		1,645,252
Industrial Engineering — 1.5%
Caterpillar, Inc.	7,939	1,737,053
Deere & Co.	4,129	1,560,845
Lincoln Electric Holdings, Inc.	2,150	360,770
		3,658,668
Industrial Metals & Mining — 0.7%
Nucor Corp.	5,646	836,624
INVESTMENTS	SHARES	VALUE ($)

Industrial Metals & Mining — continued
Reliance Steel & Aluminum Co.	1,394	345,433
Steel Dynamics, Inc.	5,443	565,800
		1,747,857
Industrial Support Services — 2.7%
American Express Co.	5,346	862,524
Automatic Data Processing, Inc.	1,497	329,340
Booz Allen Hamilton Holding Corp.	5,953	569,821
Cintas Corp.	2,068	942,532
Fair Isaac Corp. *	959	698,104
FTI Consulting, Inc. *	1,656	298,908
Jack Henry & Associates, Inc.	3,423	559,113
Paychex, Inc.	7,369	809,558
Paylocity Holding Corp. *	2,465	476,460
WW Grainger, Inc.	1,207	839,553
		6,385,913
Industrial Transportation — 1.9%
Allison Transmission Holdings, Inc.	4,610	224,922
CH Robinson Worldwide, Inc.	5,694	574,354
JB Hunt Transport Services, Inc.	3,568	625,435
Old Dominion Freight Line, Inc.	2,495	799,373
PACCAR, Inc.	12,197	910,994
Ryder System, Inc.	3,843	304,212
United Rentals, Inc.	1,805	651,803
WillScot Mobile Mini Holdings Corp. *	11,404	517,741
		4,608,834
Investment Banking & Brokerage Services — 4.0%
Ameriprise Financial, Inc.	2,592	790,871
Ares Management Corp.	7,534	659,903
Berkshire Hathaway, Inc., Class B *	11,534	3,789,496
Charles Schwab Corp. (The)	21,222	1,108,637
Jefferies Financial Group, Inc.	15,067	482,596
LPL Financial Holdings, Inc.	2,794	583,499
Morgan Stanley	19,122	1,720,406
Nasdaq, Inc.	7,646	423,359
		9,558,767
Leisure Goods — 0.5%
Activision Blizzard, Inc. *	15,010	1,166,427
Life Insurance — 1.0%
Aflac, Inc.	11,369	794,124
Globe Life, Inc.	4,444	482,263
Primerica, Inc.	1,027	187,438
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — continued
Principal Financial Group, Inc.	4,942	369,118
Unum Group	12,836	541,679
		2,374,622
Media — 1.6%
Interpublic Group of Cos., Inc. (The)	17,898	639,496
Liberty Media Corp.-Liberty Formula One, Class C *	8,693	627,548
Nexstar Media Group, Inc.	3,044	527,982
Omnicom Group, Inc.	7,539	682,807
Trade Desk, Inc. (The), Class A *	11,421	734,827
World Wrestling Entertainment, Inc., Class A	6,242	668,955
		3,881,615
Medical Equipment & Services — 3.9%
Agilent Technologies, Inc.	6,515	882,326
Danaher Corp.	9,009	2,134,322
Dexcom, Inc. *	6,852	831,422
Insulet Corp. *	2,317	736,899
Quest Diagnostics, Inc.	4,475	621,175
Repligen Corp. *	2,570	389,689
ResMed, Inc.	3,154	759,988
Thermo Fisher Scientific, Inc.	5,210	2,891,029
		9,246,850
Non-life Insurance — 4.8%
American Financial Group, Inc.	4,270	524,057
Aon plc, Class A	3,970	1,290,965
Arch Capital Group Ltd. *	10,809	811,432
Arthur J Gallagher & Co.	4,854	1,009,923
Assured Guaranty Ltd.	2,689	144,856
Brown & Brown, Inc.	4,543	292,524
Chubb Ltd.	7,116	1,434,301
Erie Indemnity Co., Class A	985	214,070
Everest Re Group Ltd.	1,590	601,020
Marsh & McLennan Cos., Inc.	8,589	1,547,652
Old Republic International Corp.	11,783	297,756
Progressive Corp. (The)	10,038	1,369,183
Reinsurance Group of America, Inc.	4,040	574,973
RenaissanceRe Holdings Ltd. (Bermuda)	2,261	487,042
Ryan Specialty Holdings, Inc. *	6,024	246,141
WR Berkley Corp.	8,736	514,725
		11,360,620
Non-Renewable Energy — 4.5%
Antero Resources Corp. *	15,869	364,828
Cheniere Energy, Inc.	5,503	841,959
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
Chevron Corp.	12,918	2,177,716
ConocoPhillips	17,340	1,784,113
Coterra Energy, Inc.	4,859	124,390
Exxon Mobil Corp.	2,802	331,589
Hess Corp.	5,511	799,426
HF Sinclair Corp.	10,500	463,155
Marathon Oil Corp.	21,426	517,652
Marathon Petroleum Corp.	8,826	1,076,772
Occidental Petroleum Corp.	15,841	974,697
Targa Resources Corp.	8,148	615,418
Valero Energy Corp.	5,483	628,736
Vitesse Energy, Inc.	1,773	32,623
		10,733,074
Personal Care, Drug & Grocery Stores — 1.2%
AmerisourceBergen Corp.	4,900	817,565
Casey's General Stores, Inc.	1,014	232,024
Grocery Outlet Holding Corp. *	458	13,639
Kroger Co. (The)	14,200	690,546
McKesson Corp.	2,970	1,081,793
		2,835,567
Personal Goods — 0.5%
Deckers Outdoor Corp. *	1,422	681,622
Tapestry, Inc.	13,498	550,853
		1,232,475
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.9%
AbbVie, Inc.	22,599	3,415,161
Alnylam Pharmaceuticals, Inc. *	3,287	654,770
Bristol-Myers Squibb Co.	24,503	1,636,065
Cardinal Health, Inc.	9,229	757,701
Eli Lilly & Co.	10,895	4,312,895
Merck & Co., Inc.	6,355	733,812
Pfizer, Inc.	56,059	2,180,135
Seagen, Inc. *	4,066	813,200
United Therapeutics Corp. *	2,291	527,228
Vertex Pharmaceuticals, Inc. *	4,544	1,548,277
		16,579,244
Real Estate Investment & Services — 0.3%
CBRE Group, Inc., Class A *	9,216	706,499
Real Estate Investment Trusts — 2.8%
Crown Castle, Inc.	1,842	226,732
CubeSmart	8,488	386,119
Extra Space Storage, Inc.	3,881	590,067
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	171

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Gaming and Leisure Properties, Inc.	6,673	346,996
Invitation Homes, Inc.	15,321	511,262
Iron Mountain, Inc.	11,805	652,108
Life Storage, Inc.	4,486	602,829
Prologis, Inc.	12,302	1,540,826
VICI Properties, Inc.	17,915	608,035
Weyerhaeuser Co.	21,654	647,671
WP Carey, Inc.	7,125	528,675
		6,641,320
Renewable Energy — 0.3%
First Solar, Inc. *	3,506	640,125
Retailers — 6.9%
AutoNation, Inc. *	3,798	500,197
AutoZone, Inc. *	411	1,094,620
BJ's Wholesale Club Holdings, Inc. *	8,024	612,793
Capri Holdings Ltd. *	526	21,829
Costco Wholesale Corp.	6,131	3,085,242
Dick's Sporting Goods, Inc.	4,240	614,842
Dollar Tree, Inc. *	5,636	866,310
GameStop Corp., Class A * (a)	16,792	323,918
Home Depot, Inc. (The)	12,827	3,855,027
Lowe's Cos., Inc.	4,667	969,943
O'Reilly Automotive, Inc. *	1,288	1,181,495
Penske Automotive Group, Inc.	3,611	500,412
TJX Cos., Inc. (The)	19,554	1,541,246
Tractor Supply Co.	1,910	455,344
Ulta Beauty, Inc. *	1,500	827,145
		16,450,363
Software & Computer Services — 11.9%
Alteryx, Inc., Class A *	6,217	255,705
Amdocs Ltd.	6,614	603,527
Bentley Systems, Inc., Class B	3,755	159,813
Black Knight, Inc. *	5,052	276,041
CACI International, Inc., Class A *	1,887	591,235
Cadence Design Systems, Inc. *	5,589	1,170,616
Ceridian HCM Holding, Inc. *	8,014	508,729
Cloudflare, Inc., Class A *	9,141	430,084
Concentrix Corp.	122	11,774
Dolby Laboratories, Inc., Class A	2,879	240,943
DXC Technology Co. *	18,860	449,811
Dynatrace, Inc. *	13,546	572,725
EPAM Systems, Inc. *	2,200	621,368
Fortinet, Inc. *	15,126	953,694
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Gartner, Inc. *	2,322	702,312
Gen Digital, Inc.	1,816	32,089
GoDaddy, Inc., Class A *	8,062	610,132
Hewlett Packard Enterprise Co.	46,191	661,455
International Business Machines Corp.	14,183	1,792,873
KBR, Inc.	10,219	579,724
Kyndryl Holdings, Inc. *	10,623	153,609
Leidos Holdings, Inc.	6,047	563,943
Manhattan Associates, Inc. *	3,971	657,915
Microsoft Corp.	18,027	5,538,976
MongoDB, Inc. *	1,785	428,329
NCR Corp. *	2,857	63,683
New Relic, Inc. *	3,568	255,005
Nutanix, Inc., Class A *	6,441	154,455
Oracle Corp.	23,161	2,193,810
Palo Alto Networks, Inc. *	5,873	1,071,588
Paycom Software, Inc. *	1,586	460,527
Pinterest, Inc., Class A *	5,016	115,368
Procore Technologies, Inc. *	7,435	397,103
PTC, Inc. *	5,111	642,913
Roper Technologies, Inc.	1,232	560,289
Science Applications International Corp.	5,023	512,497
ServiceNow, Inc. *	3,023	1,388,827
Synopsys, Inc. *	3,065	1,138,096
VMware, Inc., Class A *	5,377	672,286
Wix.com Ltd. (Israel) *	3,984	347,524
		28,541,393
Technology Hardware & Equipment — 14.5%
Allegro MicroSystems, Inc. (Japan) *	11,317	404,809
Amphenol Corp., Class A	12,871	971,374
Analog Devices, Inc.	8,416	1,513,870
Apple, Inc.	29,629	5,027,449
Applied Materials, Inc.	13,753	1,554,502
Avnet, Inc.	11,746	484,640
Broadcom, Inc.	5,340	3,345,510
CDW Corp.	3,938	667,845
Cirrus Logic, Inc. *	4,807	412,392
Corning, Inc.	22,067	733,066
Dell Technologies, Inc., Class C	12,685	551,671
GLOBALFOUNDRIES, Inc. * (a)	7,913	465,284
HP, Inc.	28,239	838,981
Jabil, Inc.	7,119	556,350
KLA Corp.	2,873	1,110,529
Lam Research Corp.	2,532	1,326,971
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Lattice Semiconductor Corp. *	6,972	555,668
Marvell Technology, Inc.	20,141	795,167
Microchip Technology, Inc.	11,946	871,939
Monolithic Power Systems, Inc.	1,476	681,868
National Instruments Corp.	10,856	632,145
NetApp, Inc.	8,959	563,431
NVIDIA Corp.	20,091	5,575,052
ON Semiconductor Corp. *	11,078	797,173
Pure Storage, Inc., Class A *	22,797	520,455
TD SYNNEX Corp.	3,507	312,263
Teradyne, Inc.	6,467	590,954
Texas Instruments, Inc.	13,254	2,216,069
Vertiv Holdings Co.	20,324	303,234
Wolfspeed, Inc. *	6,183	287,819
		34,668,480
Telecommunications Equipment — 1.9%
Arista Networks, Inc. *	6,246	1,000,359
Cisco Systems, Inc.	39,543	1,868,407
Juniper Networks, Inc.	18,788	566,458
Motorola Solutions, Inc.	3,705	1,079,637
		4,514,861
Telecommunications Service Providers — 0.6%
AT&T, Inc.	62,783	1,109,376
T-Mobile US, Inc. *	2,307	331,977
		1,441,353
Travel & Leisure — 2.6%
Aramark	13,395	464,806
Boyd Gaming Corp.	8,158	566,165
Chipotle Mexican Grill, Inc. *	616	1,273,654
Choice Hotels International, Inc.	266	33,920
Hilton Worldwide Holdings, Inc.	6,277	904,014
Hyatt Hotels Corp., Class A *	3,888	444,398
Las Vegas Sands Corp. *	3,090	197,297
McDonald's Corp.	7,484	2,213,393
		6,097,647
INVESTMENTS	SHARES	VALUE ($)

Waste & Disposal Services — 0.9%
Republic Services, Inc.	6,097	881,748
Waste Management, Inc.	7,511	1,247,202
		2,128,950
Total Common Stocks (Cost $229,768,423)		238,515,459
Short-Term Investments — 0.4%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $430,636)	430,636	430,636
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $509,082)	509,082	509,082
Total Short-Term Investments (Cost $939,718)		939,718
Total Investments — 100.1% (Cost $230,708,141)		239,455,177
Liabilities in Excess of Other Assets — (0.1)%		(337,831)
NET ASSETS — 100.0%		239,117,346

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $494,406.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	173

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Micro E-mini S&P 500 Index	23	06/16/2023	USD	481,850	17,407

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.	17,671	8,207,296
Automobiles & Parts — 0.7%
Gentex Corp.	61,674	1,701,585
Genuine Parts Co.	21,316	3,587,696
LKQ Corp.	49,649	2,866,237
		8,155,518
Banks — 0.3%
Bank of Hawaii Corp. (a)	17,656	855,080
Commerce Bancshares, Inc.	41,828	2,336,094
US Bancorp	27,779	952,264
		4,143,438
Beverages — 0.8%
Brown-Forman Corp., Class B	38,990	2,537,859
Coca-Cola Co. (The)	107,188	6,876,110
		9,413,969
Chemicals — 1.4%
CF Industries Holdings, Inc.	37,923	2,714,528
Linde plc	32,028	11,832,745
Olin Corp.	35,563	1,970,190
		16,517,463
Construction & Materials — 0.9%
A O Smith Corp.	25,501	1,741,463
Acuity Brands, Inc.	5,216	820,894
Advanced Drainage Systems, Inc. (a)	18,614	1,595,592
Eagle Materials, Inc.	8,457	1,253,412
Fortune Brands Innovations, Inc.	29,985	1,939,730
Louisiana-Pacific Corp.	14,257	851,713
Watsco, Inc. (a)	8,537	2,957,046
		11,159,850
Consumer Services — 1.1%
Copart, Inc. *	56,688	4,481,187
Grand Canyon Education, Inc. *	22,302	2,647,247
H&R Block, Inc.	72,844	2,470,140
Rollins, Inc.	78,732	3,326,427
		12,925,001
Electricity — 1.4%
Consolidated Edison, Inc.	40,743	4,011,963
Evergy, Inc.	30,069	1,867,586
Hawaiian Electric Industries, Inc.	32,197	1,262,444
IDACORP, Inc.	17,324	1,925,043
NextEra Energy, Inc.	37,967	2,909,411
INVESTMENTS	SHARES	VALUE ($)

Electricity — continued
NRG Energy, Inc.	66,717	2,279,720
OGE Energy Corp.	66,796	2,507,522
		16,763,689
Electronic & Electrical Equipment — 1.2%
Donaldson Co., Inc.	34,018	2,161,844
IDEX Corp.	14,069	2,902,716
Keysight Technologies, Inc. *	23,418	3,387,180
Mettler-Toledo International, Inc. *	2,754	4,107,591
Waters Corp. *	8,062	2,421,502
		14,980,833
Finance & Credit Services — 1.5%
FactSet Research Systems, Inc.	7,661	3,153,957
Moody's Corp.	16,801	5,260,729
Morningstar, Inc.	150	26,747
S&P Global, Inc.	24,814	8,997,060
		17,438,493
Food Producers — 0.4%
General Mills, Inc.	13,377	1,185,604
Hershey Co. (The)	14,838	4,051,664
		5,237,268
Gas, Water & Multi-utilities — 0.6%
National Fuel Gas Co.	44,377	2,480,674
UGI Corp.	27,702	938,544
WEC Energy Group, Inc.	39,949	3,841,895
		7,261,113
General Industrials — 1.0%
3M Co.	42,947	4,561,830
Honeywell International, Inc.	5,234	1,045,963
Illinois Tool Works, Inc.	26,710	6,462,217
		12,070,010
Health Care Providers — 0.4%
Chemed Corp.	5,291	2,916,664
DaVita, Inc. * (a)	21,138	1,910,029
Premier, Inc., Class A	16,915	563,777
		5,390,470
Household Goods & Home Construction — 0.3%
NVR, Inc. *	607	3,544,880
Industrial Engineering — 0.6%
Graco, Inc.	39,702	3,147,971
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	175

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Engineering — continued
Lincoln Electric Holdings, Inc.	16,560	2,778,768
Nordson Corp.	6,796	1,470,043
		7,396,782
Industrial Metals & Mining — 0.5%
Fastenal Co.	16,306	877,915
Reliance Steel & Aluminum Co.	12,081	2,993,672
Southern Copper Corp. (Mexico)	34,353	2,639,341
		6,510,928
Industrial Support Services — 6.9%
Accenture plc, Class A	40,900	11,463,861
Automatic Data Processing, Inc.	30,987	6,817,140
Cintas Corp.	10,025	4,569,094
Jack Henry & Associates, Inc.	13,117	2,142,531
Mastercard, Inc., Class A	54,264	20,621,948
Paychex, Inc.	38,880	4,271,357
Verisk Analytics, Inc. (a)	17,029	3,305,499
Visa, Inc., Class A (a)	101,776	23,686,328
Western Union Co. (The)	188,817	2,063,770
WW Grainger, Inc.	5,876	4,087,169
		83,028,697
Industrial Transportation — 1.7%
Allison Transmission Holdings, Inc.	35,592	1,736,534
CH Robinson Worldwide, Inc.	29,456	2,971,227
Expeditors International of Washington, Inc.	30,303	3,449,693
Landstar System, Inc.	14,786	2,602,780
Union Pacific Corp.	45,645	8,932,726
United Parcel Service, Inc., Class B	4,644	835,038
		20,527,998
Investment Banking & Brokerage Services — 4.1%
Ameriprise Financial, Inc.	10,919	3,331,605
Berkshire Hathaway, Inc., Class B *	69,824	22,940,675
BlackRock, Inc.	9,907	6,649,578
Broadridge Financial Solutions, Inc.	22,791	3,314,039
Intercontinental Exchange, Inc.	38,953	4,243,150
MarketAxess Holdings, Inc.	3,839	1,222,223
Nasdaq, Inc.	60,977	3,376,297
SEI Investments Co.	44,137	2,600,111
Virtu Financial, Inc., Class A	52,975	1,062,149
		48,739,827
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — 0.8%
Activision Blizzard, Inc. *	65,960	5,125,752
Electronic Arts, Inc.	30,461	3,877,076
		9,002,828
Life Insurance — 0.9%
Aflac, Inc.	68,435	4,780,185
Globe Life, Inc.	23,970	2,601,224
Principal Financial Group, Inc.	40,118	2,996,414
		10,377,823
Media — 0.7%
Omnicom Group, Inc.	36,757	3,329,081
Sirius XM Holdings, Inc. (a)	435,687	1,655,611
World Wrestling Entertainment, Inc., Class A (a)	30,370	3,254,753
		8,239,445
Medical Equipment & Services — 2.0%
Abbott Laboratories	75,314	8,319,938
Bio-Techne Corp.	7,109	567,867
Edwards Lifesciences Corp. *	56,328	4,955,737
Enovis Corp. *	18,985	1,105,876
Hologic, Inc. *	37,226	3,201,808
IDEXX Laboratories, Inc. *	8,750	4,306,400
QuidelOrtho Corp. *	12,083	1,086,866
		23,544,492
Non-life Insurance — 4.1%
American Financial Group, Inc.	11,394	1,398,386
Aon plc, Class A	19,169	6,233,375
Arch Capital Group Ltd. *	52,730	3,958,441
Arthur J Gallagher & Co.	23,984	4,990,111
Brown & Brown, Inc.	47,750	3,074,623
Chubb Ltd.	24,599	4,958,174
Erie Indemnity Co., Class A (a)	9,667	2,100,929
Fidelity National Financial, Inc.	49,820	1,768,112
Hanover Insurance Group, Inc. (The)	5,328	637,016
Marsh & McLennan Cos., Inc.	42,112	7,588,161
Progressive Corp. (The)	40,149	5,476,324
Travelers Cos., Inc. (The)	25,782	4,670,151
WR Berkley Corp.	45,930	2,706,196
		49,559,999
Non-Renewable Energy — 4.9%
Antero Midstream Corp.	35,456	381,506
APA Corp.	60,021	2,211,774
Chevron Corp.	81,201	13,688,865
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
ConocoPhillips	30,929	3,182,285
Coterra Energy, Inc.	108,475	2,776,960
Devon Energy Corp.	53,468	2,856,795
EOG Resources, Inc.	44,678	5,337,681
Exxon Mobil Corp.	176,054	20,834,230
PDC Energy, Inc.	31,041	2,019,217
Pioneer Natural Resources Co.	15,534	3,379,422
Texas Pacific Land Corp.	1,148	1,696,342
		58,365,077
Personal Care, Drug & Grocery Stores — 3.3%
Church & Dwight Co., Inc.	21,753	2,112,651
Clorox Co. (The)	17,711	2,933,296
Colgate-Palmolive Co.	72,856	5,813,909
Kimberly-Clark Corp.	11,658	1,689,127
McKesson Corp.	14,059	5,120,850
Procter & Gamble Co. (The)	137,707	21,534,621
		39,204,454
Personal Goods — 0.6%
Estee Lauder Cos., Inc. (The), Class A	20,528	5,064,668
Tapestry, Inc. (a)	65,446	2,670,851
		7,735,519
Pharmaceuticals, Biotechnology & Marijuana Producers — 11.3%
AbbVie, Inc.	110,472	16,694,529
Amgen, Inc.	37,316	8,946,138
Biogen, Inc. *	11,518	3,504,121
Bristol-Myers Squibb Co.	86,304	5,762,518
Eli Lilly & Co.	46,515	18,413,428
Gilead Sciences, Inc.	88,549	7,279,613
Incyte Corp. *	24,294	1,807,717
Johnson & Johnson	118,921	19,467,368
Merck & Co., Inc.	160,182	18,496,215
Moderna, Inc. *	29,019	3,856,335
Pfizer, Inc.	324,713	12,628,089
Regeneron Pharmaceuticals, Inc. *	6,926	5,553,197
Vertex Pharmaceuticals, Inc. *	21,684	7,388,389
Zoetis, Inc.	34,922	6,138,589
		135,936,246
Precious Metals & Mining — 0.2%
Newmont Corp.	48,894	2,317,576
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	44,717	3,428,005
Zillow Group, Inc., Class C *	62,592	2,725,256
		6,153,261
Real Estate Investment Trusts — 2.4%
Camden Property Trust	15,132	1,665,277
Crown Castle, Inc.	18,858	2,321,231
Equity LifeStyle Properties, Inc.	31,798	2,190,882
Equity Residential	20,299	1,283,912
Extra Space Storage, Inc. (a)	18,219	2,770,017
Gaming and Leisure Properties, Inc.	21,825	1,134,900
Host Hotels & Resorts, Inc.	131,274	2,122,701
Lamar Advertising Co., Class A	26,888	2,841,524
Life Storage, Inc.	7,941	1,067,112
Public Storage	14,526	4,282,700
Rayonier, Inc.	24,875	780,080
Simon Property Group, Inc.	27,967	3,169,220
Weyerhaeuser Co.	113,999	3,409,710
		29,039,266
Retailers — 4.7%
AutoZone, Inc. *	1,977	5,265,364
Costco Wholesale Corp.	29,797	14,994,446
Dollar General Corp.	20,582	4,558,090
Home Depot, Inc. (The)	58,793	17,669,648
Lowe's Cos., Inc.	2,453	509,807
O'Reilly Automotive, Inc. *	6,262	5,744,195
Tractor Supply Co.	6,881	1,640,430
Ulta Beauty, Inc. *	7,314	4,033,159
Williams-Sonoma, Inc. (a)	19,517	2,362,338
		56,777,477
Software & Computer Services — 16.4%
Adobe, Inc. *	32,471	12,259,751
Akamai Technologies, Inc. *	39,636	3,248,963
Alphabet, Inc., Class A *	248,692	26,694,599
Amdocs Ltd.	32,115	2,930,494
Aspen Technology, Inc. *	5,639	998,103
Atlassian Corp., Class A *	21,239	3,136,151
Autodesk, Inc. *	23,427	4,563,345
Cadence Design Systems, Inc. *	27,203	5,697,668
Cognizant Technology Solutions Corp., Class A	66,233	3,954,772
Crowdstrike Holdings, Inc., Class A *	17,362	2,084,308
DocuSign, Inc. *	46,701	2,308,897
Dolby Laboratories, Inc., Class A	31,115	2,604,014
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	177

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Dropbox, Inc., Class A *	116,146	2,362,410
Dynatrace, Inc. *	65,644	2,775,428
F5, Inc. *	19,418	2,609,003
Fortinet, Inc. *	74,739	4,712,294
Gartner, Inc. *	11,310	3,420,823
International Business Machines Corp.	56,031	7,082,879
Intuit, Inc.	19,591	8,697,425
Manhattan Associates, Inc. *	19,371	3,209,387
Meta Platforms, Inc., Class A *	125,734	30,216,395
Microsoft Corp.	91,240	28,034,402
Palo Alto Networks, Inc. *	28,905	5,274,006
Paycom Software, Inc. *	10,853	3,151,386
Pinterest, Inc., Class A *	68,831	1,583,113
ServiceNow, Inc. *	16,666	7,656,694
Synopsys, Inc. *	14,875	5,523,385
Teradata Corp. *	63,186	2,445,930
VeriSign, Inc. *	16,864	3,740,435
VMware, Inc., Class A *	31,497	3,938,070
		196,914,530
Technology Hardware & Equipment — 10.5%
Amphenol Corp., Class A	26,420	1,993,917
Analog Devices, Inc.	40,932	7,362,848
Apple, Inc.	154,210	26,166,353
Applied Materials, Inc.	66,861	7,557,299
Broadcom, Inc.	25,901	16,226,977
Cirrus Logic, Inc. *	16,177	1,387,825
Corning, Inc.	46,372	1,540,478
IPG Photonics Corp. *	11,717	1,347,221
KLA Corp.	13,902	5,373,679
Lattice Semiconductor Corp. *	33,832	2,696,410
Microchip Technology, Inc.	58,253	4,251,886
NetApp, Inc.	27,131	1,706,269
NVIDIA Corp.	97,501	27,055,553
Pure Storage, Inc., Class A *	110,493	2,522,555
Qorvo, Inc. *	28,186	2,595,367
Skyworks Solutions, Inc.	25,747	2,726,607
Teradyne, Inc.	31,519	2,880,206
Texas Instruments, Inc.	64,256	10,743,603
		126,135,053
Telecommunications Equipment — 1.3%
Cisco Systems, Inc.	246,741	11,658,512
INVESTMENTS	SHARES	VALUE ($)

Telecommunications Equipment — continued
Motorola Solutions, Inc.	7,995	2,329,743
Ubiquiti, Inc.	4,906	1,140,891
		15,129,146
Telecommunications Service Providers — 1.1%
AT&T, Inc.	172,095	3,040,919
Charter Communications, Inc., Class A *	3,157	1,163,986
Verizon Communications, Inc.	224,074	8,700,793
		12,905,698
Tobacco — 1.3%
Altria Group, Inc.	145,711	6,922,729
Philip Morris International, Inc.	88,176	8,814,955
		15,737,684
Travel & Leisure — 5.3%
Airbnb, Inc., Class A *	39,534	4,731,034
Booking Holdings, Inc. *	3,063	8,228,167
Boyd Gaming Corp.	25,781	1,789,201
Choice Hotels International, Inc. (a)	20,501	2,614,287
Copa Holdings SA, Class A (Panama)	22,396	2,022,807
Darden Restaurants, Inc.	22,757	3,457,471
Expedia Group, Inc. *	29,851	2,804,800
Live Nation Entertainment, Inc. *	32,278	2,187,803
Madison Square Garden Sports Corp.	7,870	1,577,935
Marriott International, Inc., Class A	28,405	4,810,103
McDonald's Corp.	48,313	14,288,570
Starbucks Corp.	85,486	9,770,195
Wyndham Hotels & Resorts, Inc. *	17,804	1,214,589
Yum! Brands, Inc.	33,732	4,742,045
		64,239,007
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	15,061	2,186,255
Republic Services, Inc.	28,745	4,157,102
Waste Management, Inc.	38,600	6,409,530
		12,752,887
Total Common Stocks (Cost $1,141,379,066)		1,199,480,991
Short-Term Investments — 3.2%
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $807,992)	807,992	807,992
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 3.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.01% (b) (c)	33,509,316	33,512,667
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	4,653,123	4,653,123
Total Investment of Cash Collateral from Securities Loaned (Cost $38,169,895)		38,165,790
Total Short-Term Investments (Cost $38,977,887)		38,973,782
Total Investments — 103.1% (Cost $1,180,356,953)		1,238,454,773
Liabilities in Excess of Other Assets — (3.1)%		(37,388,737)
NET ASSETS — 100.0%		1,201,066,036

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $37,814,933.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/16/2023	USD	837,800	48,379

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	179

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.5%
General Dynamics Corp.	8,726	1,905,235
Huntington Ingalls Industries, Inc.	3,948	796,154
L3Harris Technologies, Inc.	8,573	1,673,021
Raytheon Technologies Corp.	28,336	2,830,766
Textron, Inc.	15,060	1,008,116
		8,213,292
Automobiles & Parts — 2.1%
BorgWarner, Inc.	29,136	1,402,316
Ford Motor Co.	180,819	2,148,130
General Motors Co.	65,518	2,164,715
Gentex Corp.	45,210	1,247,344
Genuine Parts Co.	10,447	1,758,334
Lear Corp.	9,751	1,244,813
LKQ Corp.	27,043	1,561,192
		11,526,844
Banks — 4.1%
Bank OZK	14,540	519,369
BOK Financial Corp.	6,126	513,788
Citigroup, Inc.	76,102	3,582,121
Citizens Financial Group, Inc.	41,615	1,287,568
Columbia Banking System, Inc.	30,505	651,587
Comerica, Inc.	17,704	767,822
Fifth Third Bancorp	50,039	1,311,022
First Hawaiian, Inc.	31,752	606,781
FNB Corp.	90,951	1,044,118
Huntington Bancshares, Inc.	115,332	1,291,718
KeyCorp	88,590	997,523
New York Community Bancorp, Inc.	151,835	1,623,116
PacWest Bancorp	45,063	457,389
Popular, Inc. (Puerto Rico)	18,328	1,099,863
Prosperity Bancshares, Inc.	6,512	407,781
Regions Financial Corp.	75,140	1,372,056
Synovus Financial Corp.	31,882	981,966
Truist Financial Corp.	62,218	2,027,062
US Bancorp	60,441	2,071,918
Zions Bancorp NA	18,332	510,730
		23,125,298
Beverages — 0.4%
Keurig Dr Pepper, Inc.	23,902	781,596
Molson Coors Beverage Co., Class B	25,661	1,526,316
		2,307,912
INVESTMENTS	SHARES	VALUE ($)

Chemicals — 0.9%
Chemours Co. (The)	11,075	321,950
Dow, Inc.	34,697	1,887,517
Huntsman Corp.	42,861	1,148,246
LyondellBasell Industries NV, Class A	18,369	1,737,891
		5,095,604
Construction & Materials — 1.1%
Acuity Brands, Inc.	4,472	703,803
Builders FirstSource, Inc. *	12,379	1,173,158
Fortune Brands Innovations, Inc.	12,393	801,703
Louisiana-Pacific Corp.	19,653	1,174,070
MDU Resources Group, Inc.	23,280	680,242
Owens Corning	13,982	1,493,418
		6,026,394
Consumer Services — 0.9%
eBay, Inc.	40,422	1,876,793
Grand Canyon Education, Inc. *	3,153	374,261
H&R Block, Inc.	36,101	1,224,185
Service Corp. International	20,606	1,446,335
U-Haul Holding Co.	847	51,718
		4,973,292
Electricity — 2.3%
Avangrid, Inc.	15,333	617,306
Consolidated Edison, Inc.	18,221	1,794,222
Dominion Energy, Inc.	6,387	364,953
Evergy, Inc.	17,011	1,056,553
Exelon Corp.	15,873	673,650
Hawaiian Electric Industries, Inc.	21,966	861,287
NRG Energy, Inc.	40,113	1,370,661
OGE Energy Corp.	34,635	1,300,198
Pinnacle West Capital Corp.	18,193	1,427,423
PPL Corp.	57,940	1,664,037
Southern Co. (The)	26,303	1,934,586
		13,064,876
Electronic & Electrical Equipment — 1.8%
Crane Co. *	10,659	768,194
Crane NXT Co.	10,659	504,810
Emerson Electric Co.	23,944	1,993,578
Hubbell, Inc.	6,072	1,635,311
Johnson Controls International plc	32,120	1,922,061
MKS Instruments, Inc.	10,766	902,944
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
nVent Electric plc	29,467	1,235,551
Pentair plc	22,324	1,296,578
		10,259,027
Finance & Credit Services — 0.7%
Ally Financial, Inc.	45,978	1,212,899
MGIC Investment Corp.	90,925	1,352,055
OneMain Holdings, Inc.	29,557	1,134,102
		3,699,056
Food Producers — 2.8%
Archer-Daniels-Midland Co.	27,717	2,164,143
Bunge Ltd.	3,883	363,449
Campbell Soup Co.	27,014	1,466,860
Conagra Brands, Inc.	45,045	1,709,908
General Mills, Inc.	29,859	2,646,403
Ingredion, Inc.	7,442	790,117
J M Smucker Co. (The)	10,230	1,579,614
Kellogg Co.	14,702	1,025,759
Kraft Heinz Co. (The)	47,705	1,873,375
Post Holdings, Inc. *	9,858	892,051
Tyson Foods, Inc., Class A	22,569	1,410,337
		15,922,016
Gas, Water & Multi-utilities — 0.9%
Duke Energy Corp.	31,095	3,074,674
National Fuel Gas Co.	11,114	621,273
UGI Corp.	32,363	1,096,458
		4,792,405
General Industrials — 2.8%
3M Co.	19,218	2,041,336
Amcor plc	84,330	925,100
Berry Global Group, Inc.	12,393	716,439
Dover Corp.	10,235	1,495,948
DuPont de Nemours, Inc.	28,162	1,963,455
Eaton Corp. plc	16,970	2,836,026
Packaging Corp. of America	10,584	1,431,592
Parker-Hannifin Corp.	6,773	2,200,412
Silgan Holdings, Inc.	21,310	1,049,731
WestRock Co.	40,459	1,210,938
		15,870,977
Health Care Providers — 4.6%
Centene Corp. *	23,039	1,588,078
Cigna Group (The)	12,205	3,091,405
Elevance Health, Inc.	9,042	4,237,533
INVESTMENTS	SHARES	VALUE ($)

Health Care Providers — continued
Encompass Health Corp.	9,423	604,485
Enhabit, Inc. *	28,675	351,269
Humana, Inc.	5,161	2,737,859
Premier, Inc., Class A	25,676	855,781
UnitedHealth Group, Inc.	21,700	10,678,353
Universal Health Services, Inc., Class B	9,422	1,416,598
		25,561,361
Household Goods & Home Construction — 2.0%
DR Horton, Inc.	21,382	2,348,171
Leggett & Platt, Inc. (a)	36,814	1,189,461
Lennar Corp., Class A	18,932	2,135,719
Newell Brands, Inc.	89,594	1,088,567
PulteGroup, Inc.	27,153	1,823,324
Toll Brothers, Inc.	22,222	1,420,208
Whirlpool Corp.	9,461	1,320,661
		11,326,111
Industrial Engineering — 1.8%
AGCO Corp.	9,590	1,188,585
Brunswick Corp.	9,747	826,448
Caterpillar, Inc.	17,021	3,724,195
Cummins, Inc.	7,610	1,788,654
Snap-on, Inc.	6,136	1,591,740
Stanley Black & Decker, Inc.	10,053	867,976
		9,987,598
Industrial Materials — 0.2%
International Paper Co.	34,503	1,142,394
Industrial Metals & Mining — 0.9%
Cleveland-Cliffs, Inc. *	45,461	699,190
Nucor Corp.	13,572	2,011,099
Reliance Steel & Aluminum Co.	6,005	1,488,039
United States Steel Corp.	31,890	729,643
		4,927,971
Industrial Support Services — 1.5%
ADT, Inc.	77,136	516,811
Capital One Financial Corp.	21,264	2,068,987
Fidelity National Information Services, Inc.	9,980	586,026
ManpowerGroup, Inc.	14,540	1,100,823
MSC Industrial Direct Co., Inc., Class A	12,860	1,166,788
Robert Half International, Inc.	7,442	543,266
Synchrony Financial	43,739	1,290,738
Western Union Co. (The)	88,033	962,201
		8,235,640
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	181

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — 2.6%
Allison Transmission Holdings, Inc.	26,252	1,280,835
FedEx Corp.	12,103	2,756,821
Knight-Swift Transportation Holdings, Inc.	23,749	1,337,544
Norfolk Southern Corp.	9,585	1,946,043
Oshkosh Corp.	6,458	494,166
PACCAR, Inc.	26,404	1,972,115
Ryder System, Inc.	12,956	1,025,597
Schneider National, Inc., Class B	23,403	612,456
Union Pacific Corp.	15,403	3,014,367
		14,439,944
Investment Banking & Brokerage Services — 1.6%
Bank of New York Mellon Corp. (The)	43,337	1,845,723
Carlyle Group, Inc. (The)	38,157	1,157,301
Franklin Resources, Inc.	46,740	1,256,371
Invesco Ltd.	74,614	1,278,138
Janus Henderson Group plc	32,322	838,756
Jefferies Financial Group, Inc.	36,267	1,161,632
State Street Corp.	22,369	1,616,384
		9,154,305
Leisure Goods — 1.4%
Activision Blizzard, Inc. *	32,954	2,560,855
Garmin Ltd.	15,871	1,558,056
Harley-Davidson, Inc.	27,899	1,035,053
Hasbro, Inc.	16,327	966,885
Polaris, Inc.	6,413	696,773
Thor Industries, Inc.	13,956	1,102,803
		7,920,425
Life Insurance — 0.8%
Principal Financial Group, Inc.	19,872	1,484,240
Prudential Financial, Inc.	21,591	1,878,417
Unum Group	30,870	1,302,714
		4,665,371
Media — 1.7%
Fox Corp., Class A	41,071	1,366,021
Interpublic Group of Cos., Inc. (The)	43,009	1,536,712
Liberty Media Corp.-Liberty SiriusXM, Class C *	32,563	909,810
News Corp., Class A	77,139	1,358,418
Nexstar Media Group, Inc.	7,305	1,267,052
Omnicom Group, Inc.	18,343	1,661,326
Paramount Global, Class B (a)	66,860	1,559,844
		9,659,183
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — 2.2%
Azenta, Inc. *	12,081	525,403
Becton Dickinson & Co.	9,567	2,528,654
Laboratory Corp. of America Holdings	4,475	1,014,527
Medtronic plc	43,702	3,974,697
PerkinElmer, Inc.	6,756	881,590
Quest Diagnostics, Inc.	10,774	1,495,539
QuidelOrtho Corp. *	7,783	700,081
Zimmer Biomet Holdings, Inc.	8,447	1,169,402
		12,289,893
Mortgage Real Estate Investment Trusts — 0.8%
AGNC Investment Corp.	92,139	913,098
Annaly Capital Management, Inc.	69,482	1,388,250
Rithm Capital Corp.	138,951	1,133,840
Starwood Property Trust, Inc. (a)	66,567	1,190,884
		4,626,072
Non-life Insurance — 1.6%
American International Group, Inc.	39,783	2,110,090
Assured Guaranty Ltd.	20,133	1,084,564
Axis Capital Holdings Ltd.	12,263	693,350
Fidelity National Financial, Inc.	37,422	1,328,107
First American Financial Corp.	23,908	1,377,340
Old Republic International Corp.	52,033	1,314,874
Reinsurance Group of America, Inc.	6,568	934,758
		8,843,083
Non-Renewable Energy — 4.9%
Antero Midstream Corp.	60,568	651,712
Antero Resources Corp. *	50,025	1,150,075
Chesapeake Energy Corp.	16,997	1,405,312
Chevron Corp.	30,017	5,060,266
Coterra Energy, Inc.	65,464	1,675,878
Diamondback Energy, Inc.	9,969	1,417,592
DT Midstream, Inc.	8,325	410,173
HF Sinclair Corp.	25,263	1,114,351
Kinder Morgan, Inc.	111,053	1,904,559
Marathon Oil Corp.	60,877	1,470,788
Marathon Petroleum Corp.	21,297	2,598,234
Ovintiv, Inc.	31,794	1,147,128
PDC Energy, Inc.	13,268	863,083
Phillips 66	23,916	2,367,684
Pioneer Natural Resources Co.	12,138	2,640,622
Valero Energy Corp.	11,166	1,280,405
Vitesse Energy, Inc.	3,583	65,927
		27,223,789
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — 1.5%
Albertsons Cos., Inc., Class A	59,657	1,246,831
CVS Health Corp.	49,784	3,649,665
Kroger Co. (The)	33,062	1,607,805
Walgreens Boots Alliance, Inc.	48,078	1,694,750
		8,199,051
Personal Goods — 1.2%
Carter's, Inc.	16,352	1,140,879
Columbia Sportswear Co.	8,233	687,785
PVH Corp.	15,592	1,337,949
Ralph Lauren Corp.	10,978	1,260,165
Tapestry, Inc.	32,442	1,323,958
VF Corp.	30,227	710,637
		6,461,373
Pharmaceuticals, Biotechnology & Marijuana Producers — 7.4%
Amgen, Inc.	14,850	3,560,139
Biogen, Inc. *	4,266	1,297,845
Bristol-Myers Squibb Co.	62,746	4,189,551
Gilead Sciences, Inc.	41,671	3,425,773
Johnson & Johnson	57,712	9,447,455
Merck & Co., Inc.	73,994	8,544,087
Moderna, Inc. *	8,679	1,153,352
Perrigo Co. plc	7,463	277,549
Pfizer, Inc.	166,216	6,464,140
Syneos Health, Inc. *	18,978	745,076
United Therapeutics Corp. *	5,254	1,209,103
Viatris, Inc.	128,372	1,197,711
		41,511,781
Real Estate Investment & Services — 0.1%
Jones Lang LaSalle, Inc. *	5,135	713,970
Real Estate Investment Trusts — 2.8%
Brixmor Property Group, Inc.	1,771	37,775
Cousins Properties, Inc.	28,520	622,021
EPR Properties	27,793	1,166,194
Equity Residential	16,057	1,015,605
Gaming and Leisure Properties, Inc.	15,586	810,472
Highwoods Properties, Inc.	40,579	930,071
Kilroy Realty Corp.	24,221	708,222
Kimco Realty Corp.	68,280	1,310,293
Medical Properties Trust, Inc.	125,665	1,102,082
National Retail Properties, Inc.	17,681	769,124
Omega Healthcare Investors, Inc.	49,059	1,312,819
Park Hotels & Resorts, Inc.	38,131	459,479
Regency Centers Corp.	13,215	811,797
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — continued
Simon Property Group, Inc.	14,014	1,588,067
SL Green Realty Corp. (a)	27,243	644,842
Vornado Realty Trust	46,085	691,736
Welltower, Inc.	7,590	601,280
Weyerhaeuser Co.	12,964	387,753
WP Carey, Inc.	10,641	789,562
		15,759,194
Retailers — 2.7%
Advance Auto Parts, Inc.	9,969	1,251,409
AutoNation, Inc. *	9,090	1,197,153
Bath & Body Works, Inc.	20,313	712,986
Best Buy Co., Inc.	19,327	1,440,248
Capri Holdings Ltd. *	15,302	635,033
CarMax, Inc. *	12,176	852,685
Dick's Sporting Goods, Inc.	10,329	1,497,808
Gap, Inc. (The)	85,563	821,405
Kohl's Corp.	44,207	973,880
Lithia Motors, Inc., Class A	4,972	1,098,265
Macy's, Inc.	58,264	952,034
Nordstrom, Inc.	61,232	946,647
Penske Automotive Group, Inc.	8,713	1,207,448
Victoria's Secret & Co. *	13,710	425,147
Williams-Sonoma, Inc.	11,182	1,353,469
		15,365,617
Software & Computer Services — 13.9%
Akamai Technologies, Inc. *	11,533	945,360
Alphabet, Inc., Class A *	107,929	11,585,099
Amdocs Ltd.	15,918	1,452,517
Black Knight, Inc. *	13,740	750,754
CACI International, Inc., Class A *	4,575	1,433,439
Cognizant Technology Solutions Corp., Class A	33,018	1,971,505
Concentrix Corp.	9,481	915,011
Dolby Laboratories, Inc., Class A	15,683	1,312,510
Dun & Bradstreet Holdings, Inc.	72,743	812,539
DXC Technology Co. *	46,181	1,101,417
F5, Inc. *	5,547	745,295
Gen Digital, Inc.	46,808	827,097
Hewlett Packard Enterprise Co.	110,925	1,588,446
International Business Machines Corp.	32,854	4,153,074
Intuit, Inc.	8,429	3,742,054
KBR, Inc.	14,360	814,643
Leidos Holdings, Inc.	15,638	1,458,400
Meta Platforms, Inc., Class A *	54,539	13,106,812
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	183

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Microsoft Corp.	39,899	12,259,367
NCR Corp. *	25,593	570,468
Oracle Corp.	54,704	5,181,563
PTC, Inc. *	8,367	1,052,485
Roper Technologies, Inc.	4,220	1,919,172
Salesforce, Inc. *	24,932	4,945,761
Science Applications International Corp.	12,092	1,233,747
SS&C Technologies Holdings, Inc.	25,449	1,489,784
Teradata Corp. *	23,946	926,950
		78,295,269
Technology Hardware & Equipment — 14.0%
Amphenol Corp., Class A	22,787	1,719,735
Analog Devices, Inc.	20,336	3,658,040
Apple, Inc.	69,259	11,751,867
Applied Materials, Inc.	33,204	3,753,048
Arrow Electronics, Inc. *	10,503	1,201,858
Avnet, Inc.	27,239	1,123,881
Broadcom, Inc.	12,406	7,772,359
CDW Corp.	9,422	1,597,877
Cirrus Logic, Inc. *	10,316	885,010
Corning, Inc.	53,727	1,784,811
Dell Technologies, Inc., Class C	21,571	938,123
Entegris, Inc.	13,713	1,027,378
HP, Inc.	67,498	2,005,365
Intel Corp.	140,849	4,374,770
IPG Photonics Corp. *	6,721	772,781
Jabil, Inc.	17,064	1,333,552
KLA Corp.	6,889	2,662,874
Lam Research Corp.	6,155	3,225,712
Marvell Technology, Inc.	38,794	1,531,587
Microchip Technology, Inc.	28,870	2,107,221
Micron Technology, Inc.	50,697	3,262,859
National Instruments Corp.	18,499	1,077,197
NetApp, Inc.	23,546	1,480,808
ON Semiconductor Corp. *	26,917	1,936,947
Qorvo, Inc. *	10,370	954,870
QUALCOMM, Inc.	40,516	4,732,269
Skyworks Solutions, Inc.	14,511	1,536,715
TD SYNNEX Corp.	12,661	1,127,335
Teradyne, Inc.	14,069	1,285,625
Texas Instruments, Inc.	31,405	5,250,916
Universal Display Corp.	5,995	800,093
		78,673,483
INVESTMENTS	SHARES	VALUE ($)

Telecommunications Equipment — 1.0%
Cisco Systems, Inc.	105,207	4,971,031
Juniper Networks, Inc.	22,724	685,128
		5,656,159
Telecommunications Service Providers — 1.4%
AT&T, Inc.	218,371	3,858,616
Comcast Corp., Class A	78,912	3,264,589
DISH Network Corp., Class A *	42,080	316,021
Lumen Technologies, Inc.	126,992	300,971
Verizon Communications, Inc.	10,084	391,562
		8,131,759
Tobacco — 1.1%
Altria Group, Inc.	61,908	2,941,249
Philip Morris International, Inc.	31,536	3,152,654
		6,093,903
Travel & Leisure — 1.9%
Boyd Gaming Corp.	19,639	1,362,947
Copa Holdings SA, Class A (Panama)	12,921	1,167,025
Darden Restaurants, Inc.	11,242	1,707,997
Marriott Vacations Worldwide Corp.	8,661	1,165,424
MGM Resorts International	33,869	1,521,396
Penn Entertainment, Inc. *	31,565	940,321
Travel + Leisure Co.	29,211	1,117,905
Wendy's Co. (The)	55,552	1,227,699
Wyndham Hotels & Resorts, Inc. *	10,483	715,150
		10,925,864
Total Common Stocks (Cost $600,214,203)		560,667,556
Short-Term Investments — 0.6%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $1,149,786)	1,149,786	1,149,786
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 5.01% (b) (c)	290,676	290,705
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	2,296,004	2,296,004
Total Investment of Cash Collateral from Securities Loaned (Cost $2,586,738)		2,586,709
Total Short-Term Investments (Cost $3,736,524)		3,736,495
Total Investments — 100.5% (Cost $603,950,727)		564,404,051
Liabilities in Excess of Other Assets — (0.5)%		(3,041,851)
NET ASSETS — 100.0%		561,362,200

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $2,557,017.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	06/16/2023	USD	209,450	15,410

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	185

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$6,148,680,321	$4,406,707,918	$9,550,897,610	$3,498,233,152
Investments in affiliates, at value	—	—	—	18,160,002
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	445,225,287	69,050	341,197,693	76,629,847
Cash	222,418	35,859	1,051,819	1,036,847
Foreign currency, at value	13,149,748	27,735,197	38,117,623	826,915
Deposits at broker for futures contracts	1,714,194	2,261,295	6,692,652	1,516,000
Segregated cash balance with Authorized Participant for deposit securities	219,660	—	—	46,463,802
Receivables:
Investment securities sold	—	—	—	43,549,918
Fund shares sold	—	—	—	1,114
Dividends from non-affiliates	17,747,013	5,672,255	27,373,355	15,032,186
Dividends from affiliates	—	—	—	2,281
Tax reclaims	—	299,082	28,870,191	7,119,288
Securities lending income (See Note 2.C.)	221,758	1,828	379,481	94,498
Variation margin on futures contracts	167,564	196,435	1,677,864	—
Total Assets	6,627,347,963	4,442,978,919	9,996,258,288	3,708,665,850
LIABILITIES:
Payables:
Investment securities purchased	—	—	25,186,250	753,060
Collateral received on securities loaned (See Note 2.C.)	445,225,287	69,050	341,197,693	76,629,847
Fund shares redeemed	—	—	—	44,251,240
Variation margin on futures contracts	—	—	—	269,960
Collateral upon return of deposit securities	219,659	—	—	46,463,802
Accrued liabilities:
Management fees (See Note 3.A.)	983,940	714,074	711,196	201,813
Total Liabilities	446,428,886	783,124	367,095,139	168,569,722
Net Assets	$6,180,919,077	$4,442,195,795	$9,629,163,149	$3,540,096,128
NET ASSETS:
Paid-in-Capital	$5,360,813,400	$4,796,669,707	$9,631,478,079	$3,257,011,876
Total distributable earnings (loss)	820,105,677	(354,473,912)	(2,314,930)	283,084,252
Total Net Assets	$6,180,919,077	$4,442,195,795	$9,629,163,149	$3,540,096,128
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	100,798,911	89,498,641	172,999,596	64,000,000
Net asset value, per share	$61.32	$49.63	$55.66	$55.31
Cost of investments in non-affiliates	$5,256,236,889	$4,492,483,279	$9,449,758,046	$3,211,937,245
Cost of investments in affiliates	—	—	—	18,160,002
Cost of foreign currency	13,250,965	28,080,868	37,336,253	820,959
Investment securities on loan, at value (See Note 2.C.)	426,409,614	66,231	322,961,901	72,676,586
Cost of investment of cash collateral (See Note 2.C.)	445,246,044	69,050	341,234,279	76,636,647
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$7,351,563,502	$1,502,734,737	$1,571,965,056	$686,512,787
Investments in affiliates, at value	—	23,786,984	14,096,298	8,341,702
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	40,487,617	1,224,256	146,431,677	69,112,501
Cash	88,826	151,184	49,274	233,328
Foreign currency, at value	18,367,046	—	—	—
Deposits at broker for futures contracts	3,743,183	469,000	874,000	605,000
Receivables:
Dividends from non-affiliates	74,848,833	1,049,761	523,784	198,093
Dividends from affiliates	—	892	1,846	1,092
Securities lending income (See Note 2.C.)	25,566	3,613	284,861	77,879
Variation margin on futures contracts	2,331,370	66,951	139,210	69,519
Total Assets	7,491,455,943	1,529,487,378	1,734,366,006	765,151,901
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	40,487,617	1,224,256	146,431,677	69,112,501
Accrued liabilities:
Management fees (See Note 3.A.)	1,175,013	23,892	89,721	50,431
Total Liabilities	41,662,630	1,248,148	146,521,398	69,162,932
Net Assets	$7,449,793,313	$1,528,239,230	$1,587,844,608	$695,988,969
NET ASSETS:
Paid-in-Capital	$8,270,347,808	$1,511,743,249	$1,833,077,231	$825,725,953
Total distributable earnings (loss)	(820,554,495)	16,495,981	(245,232,623)	(129,736,984)
Total Net Assets	$7,449,793,313	$1,528,239,230	$1,587,844,608	$695,988,969
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	154,097,548	20,500,000	21,275,000	13,125,000
Net asset value, per share	$48.34	$74.55	$74.63	$53.03
Cost of investments in non-affiliates	$7,967,112,205	$1,498,227,788	$1,642,708,518	$756,300,377
Cost of investments in affiliates	—	23,461,351	14,096,298	8,341,702
Cost of foreign currency	18,476,564	—	—	—
Investment securities on loan, at value (See Note 2.C.)	38,169,726	1,144,759	143,449,282	66,919,624
Cost of investment of cash collateral (See Note 2.C.)	40,494,214	1,224,256	146,466,813	69,125,995
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	187

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited) (continued)

	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
ASSETS:
Investments in non-affiliates, at value	$22,407,786	$280,740,933	$807,673,422	$498,985,951
Investments in affiliates, at value	22,283	—	569,151	360,914
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	102,725	13,885,756	12,137,913
Cash	489	429,367	485,296	17,470
Foreign currency, at value	—	184,043	62,820	—
Deposits at broker for futures contracts	13,000	14,046	173,291	27,400
Receivables:
Dividends from non-affiliates	17,428	716,059	5,305,677	563,006
Dividends from affiliates	3	—	17	47
Tax reclaims	—	6,547	934,291	—
Securities lending income (See Note 2.C.)	—	6	18,548	615
Variation margin on futures contracts	309	1,530	—	4,219
Total Assets	22,461,298	282,195,256	829,108,269	512,097,535
LIABILITIES:
Payables:
Investment securities purchased	—	—	630	—
Collateral received on securities loaned (See Note 2.C.)	—	102,725	13,885,756	12,137,913
Variation margin on futures contracts	—	—	3,750	—
Accrued liabilities:
Management fees (See Note 3.A.)	2,740	101,191	246,140	74,194
Deferred foreign capital gains tax	—	292,587	—	—
Total Liabilities	2,740	496,503	14,136,276	12,212,107
Net Assets	$22,458,558	$281,698,753	$814,971,993	$499,885,428
NET ASSETS:
Paid-in-Capital	$22,479,247	$306,167,249	$953,535,440	$487,705,361
Total distributable earnings (loss)	(20,689)	(24,468,496)	(138,563,447)	12,180,067
Total Net Assets	$22,458,558	$281,698,753	$814,971,993	$499,885,428
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	400,000	5,500,000	15,200,000	5,200,000
Net asset value, per share	$56.15	$51.22	$53.62	$96.13
Cost of investments in non-affiliates	$20,944,126	$268,636,369	$797,656,875	$457,100,047
Cost of investments in affiliates	22,283	—	569,151	360,914
Cost of foreign currency	—	185,399	62,822	—
Investment securities on loan, at value (See Note 2.C.)	—	84,919	13,213,390	11,942,167
Cost of investment of cash collateral (See Note 2.C.)	—	102,725	13,887,359	12,138,793
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
ASSETS:
Investments in non-affiliates, at value	$342,736,925	$379,124,648	$238,515,459	$1,199,480,991
Investments in affiliates, at value	659,852	685,213	430,636	807,992
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	1,355,792	22,947,295	509,082	38,165,790
Cash	5,223	76,850	1,386	8,020
Deposits at broker for futures contracts	48,200	36,000	30,760	49,800
Receivables:
Due from custodian	—	2,110	—	—
Dividends from non-affiliates	267,165	210,926	156,124	810,187
Dividends from affiliates	86	90	56	106
Securities lending income (See Note 2.C.)	266	11,584	2,730	11,502
Variation margin on futures contracts	16,998	3,612	4,205	7,100
Total Assets	345,090,507	403,098,328	239,650,438	1,239,341,488
LIABILITIES:
Payables:
Investment securities purchased	—	194,550	—	—
Collateral received on securities loaned (See Note 2.C.)	1,355,792	22,947,295	509,082	38,165,790
Accrued liabilities:
Management fees (See Note 3.A.)	64,435	85,747	24,010	109,662
Total Liabilities	1,420,227	23,227,592	533,092	38,275,452
Net Assets	$343,670,280	$379,870,736	$239,117,346	$1,201,066,036
NET ASSETS:
Paid-in-Capital	$340,513,352	$414,840,687	$268,767,008	$1,179,307,479
Total distributable earnings (loss)	3,156,928	(34,969,951)	(29,649,662)	21,758,557
Total Net Assets	$343,670,280	$379,870,736	$239,117,346	$1,201,066,036
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	4,000,000	9,750,000	6,050,000	28,750,000
Net asset value, per share	$85.92	$38.96	$39.52	$41.78
Cost of investments in non-affiliates	$333,769,852	$390,189,700	$229,768,423	$1,141,379,066
Cost of investments in affiliates	659,852	685,213	430,636	807,992
Investment securities on loan, at value (See Note 2.C.)	1,323,835	22,458,095	494,406	37,814,933
Cost of investment of cash collateral (See Note 2.C.)	1,355,792	22,951,188	509,082	38,169,895
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	189

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited) (continued)

JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$560,667,556
Investments in affiliates, at value	1,149,786
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,586,709
Cash	14,753
Deposits at broker for futures contracts	16,200
Receivables:
Investment securities sold	18,688,355
Dividends from non-affiliates	631,045
Dividends from affiliates	151
Securities lending income (See Note 2.C.)	7,427
Variation margin on futures contracts	1,399
Total Assets	583,763,381
LIABILITIES:
Payables:
Investment securities purchased	1,029,755
Collateral received on securities loaned (See Note 2.C.)	2,586,709
Fund shares redeemed	18,712,188
Accrued liabilities:
Management fees (See Note 3.A.)	72,529
Total Liabilities	22,401,181
Net Assets	$561,362,200
NET ASSETS:
Paid-in-Capital	$651,372,039
Total distributable earnings (loss)	(90,009,839)
Total Net Assets	$561,362,200
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	16,500,000
Net asset value, per share	$34.02
Cost of investments in non-affiliates	$600,214,203
Cost of investments in affiliates	1,149,786
Investment securities on loan, at value (See Note 2.C.)	2,557,017
Cost of investment of cash collateral (See Note 2.C.)	2,586,738
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	April 30, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders International Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$54,822	$27,691	$89,387	$2,440
Interest income from affiliates	2,020	36,971	19,923	24,145
Dividend income from non-affiliates	99,296,800	80,608,493	138,923,264	54,952,876
Dividend income from affiliates	—	—	—	311,994
Income from securities lending (net) (See Note 2.C.)	1,427,740	26,148	726,540	226,548
Foreign taxes withheld (net)	(13,746,712)	(615,771)	(15,677,257)	(5,466,333)
Total investment income	87,034,670	80,083,532	124,081,857	50,051,670
EXPENSES:
Management fees (See Note 3.A.)	5,532,870	3,988,114	2,753,840	1,074,678
Interest expense to non-affiliates	—	1,057	2,870	—
Interest expense to affiliates	13,614	247	1,003	4,707
Total expenses	5,546,484	3,989,418	2,757,713	1,079,385
Net investment income (loss)	81,488,186	76,094,114	121,324,144	48,972,285
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,072,437)	(25,426,755)	(35,520,446)	(14,923,128)
In-kind redemptions of investments in non-affiliates (See Note 4)	89,312,448	4,831,037	79,653,586	45,065,867
Futures contracts	(1,817,694)	861,333	5,974,593	2,447,734
Foreign currency transactions	(964,314)	389,529	2,773,697	560,680
Net realized gain (loss)	75,458,003	(19,344,856)	52,881,430	33,151,153
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	323,976,191	517,838,610	995,376,141	570,091,609
Investments in affiliates	(20,757)	(33)	(44,914)	(6,702)
Futures contracts	725,689	453,948	1,873,398	2,589,797
Foreign currency translations	(210,888)	(588,698)	3,070,884	589,558
Change in net unrealized appreciation/depreciation	324,470,235	517,703,827	1,000,275,509	573,264,262
Net realized/unrealized gains (losses)	399,928,238	498,358,971	1,053,156,939	606,415,415
Change in net assets resulting from operations	$481,416,424	$574,453,085	$1,174,481,083	$655,387,700
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	191

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)

	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	JPMorgan BetaBuilders U.S. Small Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$107	$1	$71	$1
Interest income from affiliates	521	11,528	14,064	9,658
Dividend income from non-affiliates	98,835,393	10,940,440	10,036,364	4,228,024
Dividend income from affiliates	—	410,364	264,493	141,445
Income from securities lending (net) (See Note 2.C.)	174,970	22,203	1,178,555	411,937
Foreign taxes withheld (net)	(9,904,933)	—	—	—
Total investment income	89,106,058	11,384,536	11,493,547	4,791,065
EXPENSES:
Management fees (See Note 3.A.)	6,621,750	126,916	495,354	258,313
Interest expense to non-affiliates	4,999	—	—	—
Interest expense to affiliates	31,207	955	1,770	836
Total expenses	6,657,956	127,871	497,124	259,149
Net investment income (loss)	82,448,102	11,256,665	10,996,423	4,531,916
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(29,910,983)	(18,537,933)	(63,046,374)	(32,905,289)
In-kind redemptions of investments in non-affiliates (See Note 4)	13,214,929	47,019,162	48,531,860	16,577,751
In-kind redemptions of investments in affiliates (See Note 4)	—	562,810	—	—
Futures contracts	796,086	(270,449)	(1,801,705)	(961,332)
Foreign currency transactions	7,942,589	—	—	—
Net realized gain (loss)	(7,957,379)	28,773,590	(16,316,219)	(17,288,870)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,020,883,151	69,716,528	11,179,001	(11,817,225)
Investments in affiliates	(6,597)	927,687	(37,583)	(17,696)
Futures contracts	1,826,724	475,844	(353,635)	(338,701)
Foreign currency translations	(114,762)	—	—	—
Change in net unrealized appreciation/depreciation	1,022,588,516	71,120,059	10,787,783	(12,173,622)
Net realized/unrealized gains (losses)	1,014,631,137	99,893,649	(5,528,436)	(29,462,492)
Change in net assets resulting from operations	$1,097,079,239	$111,150,314	$5,467,987	$(24,930,576)
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$1,254	$1,280	$2
Interest income from affiliates	257	6,068	4,376	1,848
Dividend income from non-affiliates	171,660	4,343,432	15,056,390	6,356,969
Dividend income from affiliates	821	—	26,141	22,474
Income from securities lending (net) (See Note 2.C.)	—	347	60,827	3,075
Foreign taxes withheld (net)	—	(391,970)	(1,169,490)	—
Total investment income	172,738	3,959,131	13,979,524	6,384,368
EXPENSES:
Management fees (See Note 3.A.)	16,046	519,169	1,408,420	452,419
Interest expense to affiliates	—	—	18	—
Total expenses	16,046	519,169	1,408,438	452,419
Net investment income (loss)	156,692	3,439,962	12,571,086	5,931,949
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(517,301)	(3,163,979)(a)	(21,318,387)	(12,955,001)
Investments in affiliates	—	—	1,167	—
In-kind redemptions of investments in non-affiliates (See Note 4)	414,072	603,532	2,273,691	18,319,940
Futures contracts	2,098	16,647	810,859	(35,890)
Foreign currency transactions	—	(24,900)	219,904	—
Net realized gain (loss)	(101,131)	(2,568,700)	(18,012,766)	5,329,049
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,511,545	24,120,619 (b)	149,588,281	6,233,561
Investments in affiliates	—	—	(2,726)	(980)
Futures contracts	(392)	12,574	136,642	(15,610)
Foreign currency translations	—	29,621	96,964	—
Change in net unrealized appreciation/depreciation	1,511,153	24,162,814	149,819,161	6,216,971
Net realized/unrealized gains (losses)	1,410,022	21,594,114	131,806,395	11,546,020
Change in net assets resulting from operations	$1,566,714	$25,034,076	$144,377,481	$17,477,969

(a)
Net of foreign capital gains tax of $(69,424).
(b)
Net of change in foreign capital gains tax of $156,902.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	193

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF	JPMorgan U.S. Quality Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$13	$8	$10
Interest income from affiliates	1,481	1,274	800	1,716
Dividend income from non-affiliates	3,105,239	3,669,278	1,839,021	6,822,934
Dividend income from affiliates	13,325	20,755	10,538	32,556
Income from securities lending (net) (See Note 2.C.)	751	118,464	19,693	97,105
Total investment income	3,120,797	3,809,784	1,870,060	6,954,321
EXPENSES:
Management fees (See Note 3.A.)	363,167	470,329	139,928	478,820
Total expenses	363,167	470,329	139,928	478,820
Net investment income (loss)	2,757,630	3,339,455	1,730,132	6,475,501
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,521,029)	(15,616,238)	(14,450,002)	(16,901,252)
In-kind redemptions of investments in non-affiliates (See Note 4)	14,058,241	12,098,978	1,012,704	15,672,965
Futures contracts	(86,774)	(142,757)	(15,062)	(10,543)
Net realized gain (loss)	7,450,438	(3,660,017)	(13,452,360)	(1,238,830)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(464,260)	(7,214,613)	21,293,174	74,624,202
Investments in affiliates	—	(6,532)	—	(4,305)
Futures contracts	(18,610)	(11,195)	(9,620)	(6,635)
Change in net unrealized appreciation/depreciation	(482,870)	(7,232,340)	21,283,554	74,613,262
Net realized/unrealized gains (losses)	6,967,568	(10,892,357)	7,831,194	73,374,432
Change in net assets resulting from operations	$9,725,198	$(7,552,902)	$9,561,326	$79,849,933
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$7
Interest income from affiliates	1,690
Dividend income from non-affiliates	8,432,374
Dividend income from affiliates	24,333
Income from securities lending (net) (See Note 2.C.)	14,113
Total investment income	8,472,517
EXPENSES:
Management fees (See Note 3.A.)	371,466
Interest expense to affiliates	711
Total expenses	372,177
Net investment income (loss)	8,100,340
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(25,042,526)
In-kind redemptions of investments in non-affiliates (See Note 4)	28,404,113
Futures contracts	5,759
Net realized gain (loss)	3,367,346
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	7,283,657
Investments in affiliates	(237)
Futures contracts	(12,821)
Change in net unrealized appreciation/depreciation	7,270,599
Net realized/unrealized gains (losses)	10,637,945
Change in net assets resulting from operations	$18,738,285
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	195

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$81,488,186	$155,905,858	$76,094,114	$168,498,778
Net realized gain (loss)	75,458,003	16,551,404	(19,344,856)	(101,978,748)
Change in net unrealized appreciation/depreciation	324,470,235	(1,077,868,825)	517,703,827	(907,509,929)
Change in net assets resulting from operations	481,416,424	(905,411,563)	574,453,085	(840,989,899)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(71,070,150)	(152,620,697)	(55,720,981)	(267,459,428)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	126,299,508	631,036,936	511,452,787	407,341,684
NET ASSETS:
Change in net assets	536,645,782	(426,995,324)	1,030,184,891	(701,107,643)
Beginning of period	5,644,273,295	6,071,268,619	3,412,010,904	4,113,118,547
End of period	$6,180,919,077	$5,644,273,295	$4,442,195,795	$3,412,010,904
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$407,117,289	$890,586,159	$531,115,558	$581,070,458
Cost of shares redeemed	(280,817,781)	(259,549,223)	(19,662,771)	(173,728,774)
Total change in net assets resulting from capital transactions	$126,299,508	$631,036,936	$511,452,787	$407,341,684
SHARE TRANSACTIONS:
Issued	6,900,000	13,350,000	10,100,000	11,000,000
Redeemed	(4,600,000)	(4,400,000)	(400,000)	(3,500,000)
Net increase (decrease) in shares from share transactions	2,300,000	8,950,000	9,700,000	7,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan BetaBuilders Europe ETF		JPMorgan BetaBuilders International Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$121,324,144	$248,401,924	$48,972,285	$88,153,100
Net realized gain (loss)	52,881,430	(276,059,377)	33,151,153	13,170,405
Change in net unrealized appreciation/depreciation	1,000,275,509	(1,626,158,808)	573,264,262	(892,730,954)
Change in net assets resulting from operations	1,174,481,083	(1,653,816,261)	655,387,700	(791,407,449)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(31,746,063)	(309,349,480)	(17,909,105)	(124,967,513)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,958,740,370	(3,936,599,878)	192,520,015	(53,668,198)
NET ASSETS:
Change in net assets	6,101,475,390	(5,899,765,619)	829,998,610	(970,043,160)
Beginning of period	3,527,687,759	9,427,453,378	2,710,097,518	3,680,140,678
End of period	$9,629,163,149	$3,527,687,759	$3,540,096,128	$2,710,097,518
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$5,707,604,285	$3,919,047,179	$428,337,151	$275,139,027
Cost of shares redeemed	(748,863,915)	(7,855,647,057)	(235,817,136)	(328,807,225)
Total change in net assets resulting from capital transactions	$4,958,740,370	$(3,936,599,878)	$192,520,015	$(53,668,198)
SHARE TRANSACTIONS:
Issued	108,100,000	78,900,000	8,000,000	5,800,000
Redeemed	(16,000,000)	(155,800,000)	(4,600,000)	(6,000,000)
Net increase (decrease) in shares from share transactions	92,100,000	(76,900,000)	3,400,000	(200,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	197

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders Japan ETF		JPMorgan BetaBuilders U.S. Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$82,448,102	$149,079,840	$11,256,665	$15,423,970
Net realized gain (loss)	(7,957,379)	(80,090,887)	28,773,590	4,487,198
Change in net unrealized appreciation/depreciation	1,022,588,516	(2,108,806,716)	71,120,059	(204,422,658)
Change in net assets resulting from operations	1,097,079,239	(2,039,817,763)	111,150,314	(184,511,490)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(102,173,384)	(220,078,396)	(10,793,362)	(14,262,272)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	243,649,895	606,595,869	151,358,670	692,691,398
NET ASSETS:
Change in net assets	1,238,555,750	(1,653,300,290)	251,715,622	493,917,636
Beginning of period	6,211,237,563	7,864,537,853	1,276,523,608	782,605,972
End of period	$7,449,793,313	$6,211,237,563	$1,528,239,230	$1,276,523,608
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$334,666,778	$1,208,227,460	$335,651,885	$768,415,533
Cost of shares redeemed	(91,016,883)	(601,631,591)	(184,293,215)	(75,724,135)
Total change in net assets resulting from capital transactions	$243,649,895	$606,595,869	$151,358,670	$692,691,398
SHARE TRANSACTIONS:
Issued	7,100,000	23,400,000	4,650,000	10,150,000
Redeemed	(2,000,000)	(12,000,000)	(2,550,000)	(1,050,000)
Net increase (decrease) in shares from share transactions	5,100,000	11,400,000	2,100,000	9,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF		JPMorgan BetaBuilders U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,996,423	$19,122,942	$4,531,916	$6,140,418
Net realized gain (loss)	(16,316,219)	346,144	(17,288,870)	(14,173,562)
Distributions of capital gains received from investment company affiliates	—	604	—	—
Change in net unrealized appreciation/depreciation	10,787,783	(350,680,418)	(12,173,622)	(78,757,441)
Change in net assets resulting from operations	5,467,987	(331,210,728)	(24,930,576)	(86,790,585)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,192,825)	(18,142,752)	(3,975,853)	(6,135,146)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	203,005,100	41,293,712	230,133,138	145,626,501
NET ASSETS:
Change in net assets	197,280,262	(308,059,768)	201,226,709	52,700,770
Beginning of period	1,390,564,346	1,698,624,114	494,762,260	442,061,490
End of period	$1,587,844,608	$1,390,564,346	$695,988,969	$494,762,260
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$395,670,355	$585,288,055	$328,790,359	$286,035,202
Cost of shares redeemed	(192,665,255)	(543,994,343)	(98,657,221)	(140,408,701)
Total change in net assets resulting from capital transactions	$203,005,100	$41,293,712	$230,133,138	$145,626,501
SHARE TRANSACTIONS:
Issued	5,100,000	7,100,000	5,925,000	4,900,000
Redeemed	(2,600,000)	(6,475,000)	(1,850,000)	(2,400,000)
Net increase (decrease) in shares from share transactions	2,500,000	625,000	4,075,000	2,500,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	199

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Carbon Transition U.S. Equity ETF		JPMorgan Diversified Return Emerging Markets Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$156,692	$310,617	$3,439,962	$6,881,979
Net realized gain (loss)	(101,131)	585,627	(2,568,700)	(2,496,820)
Change in net unrealized appreciation/depreciation	1,511,153	(4,501,537)	24,162,814	(31,063,579)
Change in net assets resulting from operations	1,566,714	(3,605,293)	25,034,076	(26,678,420)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(155,176)	(316,660)	(1,781,382)	(8,578,159)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	99,339	(63,760)	94,519,833	45,300,057
NET ASSETS:
Change in net assets	1,510,877	(3,985,713)	117,772,527	10,043,478
Beginning of period	20,947,681	24,933,394	163,926,226	153,882,748
End of period	$22,458,558	$20,947,681	$281,698,753	$163,926,226
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,702,370	$11,343,556	$99,656,093	$59,899,317
Cost of shares redeemed	(2,603,031)	(11,407,316)	(5,136,260)	(14,599,260)
Total change in net assets resulting from capital transactions	$99,339	$(63,760)	$94,519,833	$45,300,057
SHARE TRANSACTIONS:
Issued	50,000	200,000	2,000,000	1,200,000
Redeemed	(50,000)	(200,000)	(100,000)	(300,000)
Net increase (decrease) in shares from share transactions	—	—	1,900,000	900,000
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan Diversified Return International Equity ETF		JPMorgan Diversified Return U.S. Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,571,086	$27,582,338	$5,931,949	$12,658,003
Net realized gain (loss)	(18,012,766)	(28,259,394)	5,329,049	90,675,199
Distributions of capital gains received from investment company affiliates	—	42	—	—
Change in net unrealized appreciation/depreciation	149,819,161	(198,906,255)	6,216,971	(128,753,788)
Change in net assets resulting from operations	144,377,481	(199,583,269)	17,477,969	(25,420,586)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(6,041,444)	(41,010,274)	(6,256,031)	(12,386,546)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	5,573,816	69,639,461	(18,618,963)	(164,922,989)
NET ASSETS:
Change in net assets	143,909,853	(170,954,082)	(7,397,025)	(202,730,121)
Beginning of period	671,062,140	842,016,222	507,282,453	710,012,574
End of period	$814,971,993	$671,062,140	$499,885,428	$507,282,453
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$25,207,777	$80,575,234	$49,774,562	$116,289,482
Cost of shares redeemed	(19,633,961)	(10,935,773)	(68,393,525)	(281,212,471)
Total change in net assets resulting from capital transactions	$5,573,816	$69,639,461	$(18,618,963)	$(164,922,989)
SHARE TRANSACTIONS:
Issued	500,000	1,500,000	525,000	1,200,000
Redeemed	(400,000)	(200,000)	(725,000)	(2,800,000)
Net increase (decrease) in shares from share transactions	100,000	1,300,000	(200,000)	(1,600,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	201

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Mid Cap Equity ETF		JPMorgan Diversified Return U.S. Small Cap Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,757,630	$4,478,181	$3,339,455	$3,252,211
Net realized gain (loss)	7,450,438	20,573,310	(3,660,017)	4,960,838
Change in net unrealized appreciation/depreciation	(482,870)	(45,467,566)	(7,232,340)	(31,220,087)
Change in net assets resulting from operations	9,725,198	(20,416,075)	(7,552,902)	(23,007,038)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(2,869,160)	(4,185,258)	(2,906,204)	(2,874,215)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	69,293,712	52,313,151	103,396,845	136,552,064
NET ASSETS:
Change in net assets	76,149,750	27,711,818	92,937,739	110,670,811
Beginning of period	267,520,530	239,808,712	286,932,997	176,262,186
End of period	$343,670,280	$267,520,530	$379,870,736	$286,932,997
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$121,333,343	$119,917,257	$147,872,166	$185,306,143
Cost of shares redeemed	(52,039,631)	(67,604,106)	(44,475,321)	(48,754,079)
Total change in net assets resulting from capital transactions	$69,293,712	$52,313,151	$103,396,845	$136,552,064
SHARE TRANSACTIONS:
Issued	1,425,000	1,400,000	3,700,000	4,550,000
Redeemed	(625,000)	(800,000)	(1,150,000)	(1,250,000)
Net increase (decrease) in shares from share transactions	800,000	600,000	2,550,000	3,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan U.S. Momentum Factor ETF		JPMorgan U.S. Quality Factor ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,730,132	$2,851,758	$6,475,501	$7,450,673
Net realized gain (loss)	(13,452,360)	6,217,441	(1,238,830)	21,659,872
Change in net unrealized appreciation/depreciation	21,283,554	(61,390,929)	74,613,262	(80,812,994)
Change in net assets resulting from operations	9,561,326	(52,321,730)	79,849,933	(51,702,449)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,783,316)	(2,634,717)	(5,686,503)	(6,843,698)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,016,218	62,421,394	547,174,499	245,070,163
NET ASSETS:
Change in net assets	9,794,228	7,464,947	621,337,929	186,524,016
Beginning of period	229,323,118	221,858,171	579,728,107	393,204,091
End of period	$239,117,346	$229,323,118	$1,201,066,036	$579,728,107
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,901,305	$162,800,375	$654,672,373	$519,385,603
Cost of shares redeemed	(5,885,087)	(100,378,981)	(107,497,874)	(274,315,440)
Total change in net assets resulting from capital transactions	$2,016,218	$62,421,394	$547,174,499	$245,070,163
SHARE TRANSACTIONS:
Issued	200,000	3,750,000	16,300,000	13,150,000
Redeemed	(150,000)	(2,400,000)	(2,750,000)	(7,000,000)
Net increase (decrease) in shares from share transactions	50,000	1,350,000	13,550,000	6,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	203

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,100,340	$11,669,653
Net realized gain (loss)	3,367,346	(12,318,328)
Distributions of capital gains received from investment company affiliates	—	74
Change in net unrealized appreciation/depreciation	7,270,599	(55,817,799)
Change in net assets resulting from operations	18,738,285	(56,466,400)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,108,442)	(11,652,973)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	105,648,637	111,623,606
NET ASSETS:
Change in net assets	117,278,480	43,504,233
Beginning of period	444,083,720	400,579,487
End of period	$561,362,200	$444,083,720
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$441,105,804	$372,923,059
Cost of shares redeemed	(335,457,167)	(261,299,453)
Total change in net assets resulting from capital transactions	$105,648,637	$111,623,606
SHARE TRANSACTIONS:
Issued	12,900,000	10,450,000
Redeemed	(9,900,000)	(7,750,000)
Net increase (decrease) in shares from share transactions	3,000,000	2,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	April 30, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

205

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2023 (Unaudited)	$57.30	$0.83	$3.92	$4.75	$(0.73)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)
Year Ended October 31, 2021 (f)	45.99	1.38	21.78	23.16	(1.35)
Year Ended October 31, 2020 (f)	49.78	1.29	(3.82)	(2.53)	(1.26)
Year Ended October 31, 2019 (f)	45.19	1.31	4.47	5.78	(1.19)
August 7, 2018 (h) through October 31, 2018 (f)	49.31	0.29	(4.31)	(4.02)	(0.10)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Six Months Ended April 30, 2023 (Unaudited)	42.76	0.89	6.63	7.52	(0.65)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)
Year Ended October 31, 2021 (f)	44.97	2.44	11.48	13.92	(2.00)
Year Ended October 31, 2020 (f)	50.63	1.58	(5.65)	(4.07)	(1.59)
Year Ended October 31, 2019 (f)	45.36	2.10	5.17	7.27	(2.00)
August 7, 2018 (h) through October 31, 2018 (f)	50.73	0.44	(5.48)	(5.04)	(0.33)
JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2023 (Unaudited)	43.61	1.02	11.36	12.38	(0.33)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)
Year Ended October 31, 2021 (f)	43.29	1.67	16.19	17.86	(1.41)
Year Ended October 31, 2020 (f)	48.71	1.08	(5.43)	(4.35)	(1.07)
Year Ended October 31, 2019 (f)	45.19	1.79	3.28	5.07	(1.55)
June 15, 2018 (h) through October 31, 2018 (f)	49.58	0.26	(4.58)	(4.32)	(0.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(g)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(h)	Commencement of operations.
(i)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(j)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$61.32	$61.38	8.39%	8.40%	$6,180,919,077	0.19%	2.80%	0.19%	2%
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	0.19	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	0.19	2
45.99	46.10	(4.98)	(4.81)	3,640,211,260	0.19	2.74	0.19	4
49.78	49.80	13.08	12.97	3,800,754,020	0.19	2.73	0.34 (g)	7
45.19	45.24	(8.18)	(8.05)(i)	2,044,698,826	0.19 (j)	2.55	0.37 (g)(j)	1

49.63	49.75	17.63	17.84	4,442,195,795	0.19	3.62	0.19	2
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	0.20	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	0.19	6
44.97	45.10	(7.87)	(7.45)	1,465,970,894	0.19	3.40	0.19	6
50.63	50.54	16.18	15.94	1,442,853,830	0.19	4.22	0.39 (g)	7
45.36	45.38	(9.97)	(9.93)(i)	603,313,934	0.19 (j)	3.94	0.45 (g)(j)	2

55.66	55.67	28.48	28.47	9,629,163,149	0.09	3.94	0.09	1
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	0.10	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	0.09	6
43.29	43.34	(8.92)	(8.90)	3,701,005,509	0.09	2.33	0.09	5
48.71	48.78	11.43	11.32	3,853,145,624	0.09	3.83	0.25 (g)	7
45.19	45.28	(8.75)	(8.55)(i)	1,314,930,292	0.09 (j)	1.45	0.34 (g)(j)	2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	207

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	$44.72	$0.81	$10.09	$10.90	$(0.31)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
December 3, 2019 (f) through October 31, 2020	49.79	1.05	(4.26)(g)	(3.21)	(0.38)
JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2023 (Unaudited)	41.69	0.55	6.78	7.33	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (i)	48.39	1.04	8.36	9.40	(0.63)
Year Ended October 31, 2020 (i)	49.07	0.84	(0.39)	0.45	(1.13)
Year Ended October 31, 2019 (i)	45.45	0.97	2.93	3.90	(0.28)
June 15, 2018 (f) through October 31, 2018 (i)	49.58	0.48	(4.61)	(4.13)	—
JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	69.38	0.60	5.15	5.75	(0.58)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
Year Ended October 31, 2020	54.60	1.14	4.83	5.97	(0.98)
March 12, 2019 (f) through October 31, 2019	50.14	0.68	4.29	4.97	(0.51)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	74.06	0.57	0.60	1.17	(0.60)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)
April 14, 2020 (f) through October 31, 2020	50.78	0.33	13.32 (g)	13.65	(0.27)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	54.67	0.42	(1.68)	(1.26)	(0.38)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (f) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented in the
Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021. See Note 1.
(j)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$55.31	$55.36	24.43%	24.46%	$3,540,096,128	0.07%	3.16%	0.07%	2%
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	0.07	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	0.07	5
46.20	46.29	(6.45)	(6.27)(h)	1,866,670,302	0.07	2.40	0.07	8

48.34	48.60	17.68	18.21	7,449,793,313	0.19	2.36	0.19	1
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	0.19	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	0.19	3
48.39	48.64	0.87	1.24	5,323,035,447	0.19	1.77	0.19	5
49.07	49.14	8.74	9.07	4,318,521,919	0.19	2.14	0.33 (j)	4
45.45	45.36	(8.35)	(8.51)(h)	2,336,087,667	0.19 (k)	2.63	0.37 (j)(k)	5

74.55	74.50	8.36	8.22	1,528,239,230	0.02	1.70	0.02	1
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	0.02	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	0.02	4
59.59	59.58	11.09	11.05	238,372,575	0.02	1.99	0.02	4
54.60	54.61	9.95	9.97 (h)	46,409,125	0.02	2.01	0.02	3

74.63	74.62	1.61	1.78	1,587,844,608	0.07	1.53	0.07	7
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	0.07	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	0.07	27
64.16	64.06	26.91	26.71 (h)	988,131,953	0.07	0.91	0.07	7

53.03	52.99	(2.29)	(1.84)	695,988,969	0.09	1.55	0.09	10
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	0.09	30
67.49	67.56	32.56	32.70 (h)	442,061,490	0.09	0.98	0.09	27
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	209

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Carbon Transition U.S. Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	$52.37	$0.39	$3.78	$4.17	$(0.39)
Year Ended October 31, 2022	62.33	0.77	(9.94)	(9.17)	(0.79)
December 9, 2020 (f) through October 31, 2021	49.29	0.63	12.95	13.58	(0.54)
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	45.54	0.72	5.34	6.06	(0.38)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
Year Ended October 31, 2020	54.43	1.46	(7.48)	(6.02)	(1.94)
Year Ended October 31, 2019	50.91	2.07	2.97	5.04	(1.52)
Year Ended October 31, 2018	57.15	1.59	(5.37)	(3.78)	(2.46)
JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	44.44	0.83	8.76	9.59	(0.41)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)
Year Ended October 31, 2020	55.06	1.35	(5.01)	(3.66)	(1.56)
Year Ended October 31, 2019	53.10	1.77	1.90	3.67	(1.71)
Year Ended October 31, 2018	59.18	1.51	(5.29)	(3.78)	(2.30)
JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	93.94	1.13	2.25	3.38	(1.19)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
Year Ended October 31, 2020	76.44	1.65	(2.82)	(1.17)	(1.75)
Year Ended October 31, 2019	69.92	1.66	6.34	8.00	(1.48)
Year Ended October 31, 2018	68.52	1.39	1.88	3.27	(1.87)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$56.15	$56.12	8.01%	7.94%	$22,458,558	0.15%	1.46%	0.15%	10%
52.37	52.38	(14.79)	(14.79)	20,947,681	0.15	1.35	0.15	16
62.33	62.34	27.68	27.70 (g)	24,933,394	0.15	1.26	0.15	27

51.22	51.52	13.36	13.35	281,698,753	0.44	2.92	0.44	13
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	0.44	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	0.44	29
46.47	46.21	(11.20)	(11.80)	213,760,142	0.44	2.97	0.44	26
54.43	54.50	10.00	10.31	353,795,416	0.45	3.87	0.87 (h)	51
50.91	50.83	(6.93)	(7.43)	213,804,252	0.45	2.80	0.96 (h)	53

53.62	53.73	21.64	21.62	814,971,993	0.37	3.30	0.37	12
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	0.37	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	0.37	35
49.84	49.86	(6.72)	(6.62)	867,200,124	0.37	2.61	0.37	23
55.06	55.02	7.05	7.23	1,282,867,303	0.38	3.27	0.41 (h)	25
53.10	52.98	(6.72)	(7.22)	1,444,332,261	0.40	2.57	0.44 (h)	28

96.13	96.09	3.63	3.47	499,885,428	0.18	2.36	0.18	15
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	0.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	0.18	33
73.52	73.50	(1.40)	(1.44)	536,709,641	0.18	2.26	0.18	21
76.44	76.45	11.65	11.65	802,625,997	0.19	2.27	0.37 (h)	24
69.92	69.93	4.74	4.70	559,362,329	0.19	1.95	0.41 (h)	32
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	211

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	$83.60	$0.78	$2.39	$3.17	$(0.85)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
Year Ended October 31, 2020	67.13	1.18	(2.38)	(1.20)	(1.16)
Year Ended October 31, 2019	62.24	1.18	4.78	5.96	(1.07)
Year Ended October 31, 2018	62.06	1.06	0.59	1.65	(1.47)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	39.85	0.41	(0.93)	(0.52)	(0.37)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)
Year Ended October 31, 2020	30.84	0.44	(2.01)	(1.57)	(0.40)
Year Ended October 31, 2019	29.58	0.42	1.22	1.64	(0.38)
Year Ended October 31, 2018	28.95	0.33	0.73	1.06	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$85.92	$85.92	3.83%	3.89%	$343,670,280	0.24%	1.82%	0.24%	9%
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	0.24	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	0.24	34
64.77	64.72	(1.66)	(1.79)	220,207,846	0.24	1.86	0.24	28
67.13	67.17	9.73	9.78	187,973,791	0.24	1.82	0.43 (f)	25
62.24	62.25	2.59	2.57	112,028,180	0.24	1.64	0.50 (f)	35

38.96	38.92	(1.28)	(1.58)	379,870,736	0.29	2.06	0.29	10
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	0.29	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	0.29	37
28.87	28.94	(4.99)	(4.85)	148,672,825	0.29	1.54	0.29	30
30.84	30.87	5.64	5.75	140,343,327	0.29	1.40	0.54 (f)	43
29.58	29.58	3.61	3.43	96,135,254	0.29	1.08	0.61 (f)	30
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	213

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2023 (Unaudited)	$38.22	$0.29	$1.30	$1.59	$(0.29)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
Year Ended October 31, 2019	25.98	0.37	2.99	3.36	(0.30)
November 8, 2017 (g) through October 31, 2018	25.00	0.35	0.95	1.30	(0.32)
JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2023 (Unaudited)	38.14	0.32	3.62	3.94	(0.30)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
Year Ended October 31, 2019	26.56	0.58	3.11	3.69	(0.51)
November 8, 2017 (g) through October 31, 2018	25.00	0.52	1.52	2.04	(0.48)
JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2023 (Unaudited)	32.90	0.44	1.12	1.56	(0.44)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)
Year Ended October 31, 2019	25.21	0.75	1.97	2.72	(0.64)
November 8, 2017 (g) through October 31, 2018	25.00	0.64	0.16	0.80	(0.59)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December 9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for market price return prior to December 9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)
Prior to November 1, 2019, the Fund may have waived fees if expenses exceeded the expense cap. On November 1, 2019, the Fund adopted a unitary fee structure where a management fee is accrued by the Fund based on prior day net assets and other expenses are paid by the Advisor.

(g)	Commencement of operations.
(h)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$39.52	$39.49	4.20%	4.04%	$239,117,346	0.12%	1.48%	0.12%	20%
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	0.12	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	0.12	44
33.68	33.74	17.33	17.50	134,743,086	0.12	1.11	0.12	39
29.04	29.05	13.06	13.06	56,620,589	0.12	1.35	0.55 (f)	52
25.98	25.99	5.17	5.21 (h)	28,575,370	0.12 (i)	1.32	0.74 (f)(i)	44

41.78	41.80	10.38	10.38	1,201,066,036	0.12	1.62	0.12	9
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	0.12	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	0.12	21
31.53	31.54	7.72	7.68	384,671,209	0.12	1.81	0.12	20
29.74	29.76	14.10	14.18	107,067,872	0.12	2.05	0.50 (f)	21
26.56	26.56	8.15	8.15 (h)	29,215,267	0.12 (i)	2.01	0.74 (f)(i)	22

34.02	34.00	4.78	4.78	561,362,200	0.12	2.61	0.12	14
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	0.12	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	0.12	34
24.99	24.90	(5.39)	(5.76)	62,468,155	0.12	2.99	0.12	25
27.29	27.30	11.01	11.05	66,849,642	0.12	2.90	0.52 (f)	22
25.21	25.21	3.12	3.12 (h)	28,986,509	0.12 (i)	2.52	0.75 (f)(i)	26
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	215

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 17 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified
JPMorgan Carbon Transition U.S. Equity ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified
The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index.
The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.

216	J.P. Morgan Exchange-Traded Funds	April 30, 2023

The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca
Carbon Transition U.S. Equity ETF	NYSE Arca
Emerging Markets Equity ETF	NYSE Arca
International Equity ETF	NYSE Arca
U.S. Equity ETF	NYSE Arca
U.S. Mid Cap Equity ETF	NYSE Arca
U.S. Small Cap Equity ETF	NYSE Arca
U.S. Momentum Factor ETF	NYSE Arca
U.S. Quality Factor ETF	NYSE Arca
U.S. Value Factor ETF	NYSE Arca
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	217

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Boards. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,593,905,608	$—	$—	$6,593,905,608

218	J.P. Morgan Exchange-Traded Funds	April 30, 2023

BetaBuilders Canada ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,256,334	$—	$—	$1,256,334

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$2,563,606,039	$—	$2,563,606,039
China	6,684,948	93,696,689	—	100,381,637
Hong Kong	—	844,944,743	—	844,944,743
Macau	—	55,021,487	—	55,021,487
New Zealand	—	79,140,496	—	79,140,496
Singapore	—	466,732,091	—	466,732,091
United Kingdom	—	42,877,010	—	42,877,010
United States	—	254,004,415	—	254,004,415
Total Common Stocks	6,684,948	4,400,022,970	—	4,406,707,918
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	69,050	—	—	69,050
Total Investments in Securities	$6,753,998	$4,400,022,970	$—	$4,406,776,968
Appreciation in Other Financial Instruments
Futures Contracts	$895,656	$—	$—	$895,656
Depreciation in Other Financial Instruments
Futures Contracts	(78,604)	—	—	(78,604)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$817,052	$—	$—	$817,052

BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$152,390,557	$—	$152,390,557
Austria	976,047	42,656,100	—	43,632,147
Belgium	—	142,774,247	—	142,774,247
Brazil	—	5,901,359	—	5,901,359
Chile	—	5,705,104	—	5,705,104
China	—	78,182,932	—	78,182,932
Denmark	—	433,152,139	—	433,152,139
Finland	612,571	178,103,235	—	178,715,806
France	—	1,501,858,837	—	1,501,858,837
Germany	—	1,159,712,026	—	1,159,712,026
Hong Kong	—	37,815,925	—	37,815,925

April 30, 2023	J.P. Morgan Exchange-Traded Funds	219

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$65,280,056	$—	$65,280,056
Italy	—	332,555,028	—	332,555,028
Jordan	—	3,697,825	—	3,697,825
Luxembourg	—	22,680,170	—	22,680,170
Mexico	—	1,482,029	—	1,482,029
Netherlands	4,777,057	729,111,418	—	733,888,475
Norway	—	100,761,317	—	100,761,317
Poland	—	38,877,279	—	38,877,279
Portugal	—	25,759,041	—	25,759,041
Russia	—	—	23,346	23,346
Singapore	—	25,230,478	—	25,230,478
South Africa	—	37,050,908	—	37,050,908
South Korea	—	6,934,280	—	6,934,280
Spain	—	368,172,325	—	368,172,325
Sweden	464,558	483,267,414	—	483,731,972
Switzerland	22,846,204	834,886,992	—	857,733,196
United Arab Emirates	—	—	—	—
United Kingdom	11,656,176	1,722,441,119	—	1,734,097,295
United States	—	973,101,511	—	973,101,511
Total Common Stocks	41,332,613	9,509,541,651	23,346	9,550,897,610
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	341,197,693	—	—	341,197,693
Total Investments in Securities	$382,530,306	$9,509,541,651	$23,346	$9,892,095,303
Appreciation in Other Financial Instruments
Futures Contracts	$2,956,928	$—	$—	$2,956,928

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$267,107,857	$—	$267,107,857
Austria	230,143	10,194,032	—	10,424,175
Belgium	—	34,179,705	—	34,179,705
Brazil	—	1,413,356	—	1,413,356
Chile	—	1,361,910	—	1,361,910
China	598,789	27,152,689	—	27,751,478
Denmark	—	103,737,445	—	103,737,445
Finland	144,676	42,639,596	—	42,784,272
France	—	359,657,813	—	359,657,813
Germany	—	277,731,034	—	277,731,034
Hong Kong	—	85,109,185	—	85,109,185
Ireland	—	15,634,633	—	15,634,633
Israel	—	15,190,014	—	15,190,014
Italy	—	79,597,407	—	79,597,407
Japan	—	799,573,815	—	799,573,815

220	J.P. Morgan Exchange-Traded Funds	April 30, 2023

BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Jordan	$—	$882,773	$—	$882,773
Luxembourg	—	5,431,920	—	5,431,920
Macau	—	4,961,273	—	4,961,273
Mexico	—	354,951	—	354,951
Netherlands	1,521,735	174,247,801	—	175,769,536
New Zealand	—	7,110,023	—	7,110,023
Norway	—	24,105,874	—	24,105,874
Poland	—	9,293,634	—	9,293,634
Portugal	—	6,164,723	—	6,164,723
Russia	—	—	4,961	4,961
Singapore	—	48,037,167	—	48,037,167
South Africa	—	8,873,806	—	8,873,806
South Korea	—	1,655,207	—	1,655,207
Spain	—	88,156,760	—	88,156,760
Sweden	109,105	115,663,980	—	115,773,085
Switzerland	5,469,842	199,944,869	—	205,414,711
United Arab Emirates	—	—	—	—
United Kingdom	2,791,744	416,284,381	—	419,076,125
United States	—	255,912,524	—	255,912,524
Total Common Stocks	10,866,034	3,487,362,157	4,961	3,498,233,152
Short-Term Investments
Investment Companies	18,160,002	—	—	18,160,002
Investment of Cash Collateral from Securities Loaned	76,629,847	—	—	76,629,847
Total Short-Term Investments	94,789,849	—	—	94,789,849
Total Investments in Securities	$105,655,883	$3,487,362,157	$4,961	$3,593,023,001
Appreciation in Other Financial Instruments
Futures Contracts	$2,027,686	$—	$—	$2,027,686

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$7,351,563,502	$—	$7,351,563,502
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	40,487,617	—	—	40,487,617
Total Investments in Securities	$40,487,617	$7,351,563,502	$—	$7,392,051,119
Appreciation in Other Financial Instruments
Futures Contracts	$3,879,530	$—	$—	$3,879,530

April 30, 2023	J.P. Morgan Exchange-Traded Funds	221

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,519,705,942	$—	$—	$1,519,705,942
Rights	—	—	1,764	1,764
Short-Term Investments
Investment Companies	6,814,015	—	—	6,814,015
Investment of Cash Collateral from Securities Loaned	1,224,256	—	—	1,224,256
Total Short-Term Investments	8,038,271	—	—	8,038,271
Total Investments in Securities	$1,527,744,213	$—	$1,764	$1,527,745,977
Appreciation in Other Financial Instruments
Futures Contracts	$413,742	$—	$—	$413,742

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,732,493,031	$—	$—	$1,732,493,031
Appreciation in Other Financial Instruments
Futures Contracts (a)	$146,307	$—	$—	$146,307

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$763,966,990	$—	$—	$763,966,990
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(45,284)	$—	$—	$(45,284)

(a)	Please refer to the SOI for specifics of portfolio holdings.

Carbon Transition U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,430,069	$—	$—	$22,430,069
Appreciation in Other Financial Instruments
Futures Contracts (a)	$1,452	$—	$—	$1,452

(a)	Please refer to the SOI for specifics of portfolio holdings.

222	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$25,010,020	$—	$—	$25,010,020
Chile	3,847,881	—	—	3,847,881
China	1,210,254	70,309,242	—	71,519,496
Colombia	503,305	—	—	503,305
Czech Republic	1,530,491	—	—	1,530,491
Egypt	—	168,819	—	168,819
Greece	—	3,276,844	—	3,276,844
Hong Kong	—	263,316	—	263,316
Hungary	174,731	1,262,236	—	1,436,967
India	—	28,590,998	—	28,590,998
Indonesia	423,742	10,098,635	—	10,522,377
Kuwait	—	5,371,826	—	5,371,826
Malaysia	1,643,364	4,086,237	—	5,729,601
Mexico	20,276,256	—	—	20,276,256
Pakistan	150,145	—	—	150,145
Philippines	—	1,306,751	—	1,306,751
Qatar	544,067	4,267,428	—	4,811,495
Russia	—	—	116,868	116,868
Saudi Arabia	—	13,111,313	—	13,111,313
Singapore	—	61,620	—	61,620
South Africa	4,550,406	6,561,387	—	11,111,793
Taiwan	—	33,332,412	—	33,332,412
Thailand	7,083,603	2,015,727	—	9,099,330
Turkey	5,723,395	16,749,880	—	22,473,275
United Arab Emirates	169,250	6,339,573	—	6,508,823
United States	608,911	—	—	608,911
Total Common Stocks	73,449,821	207,174,244	116,868	280,740,933
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	102,725	—	—	102,725
Total Investments in Securities	$73,552,546	$207,174,244	$116,868	$280,843,658
Appreciation in Other Financial Instruments
Futures Contracts	$13,228	$—	$—	$13,228
There were no significant transfers into or out of level 3 for the six months ended April 30, 2023.
International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$85,568,810	$—	$85,568,810
Austria	—	4,185,863	—	4,185,863
Belgium	—	1,318,038	—	1,318,038
Brazil	—	2,546,481	—	2,546,481
Cambodia	—	98,288	—	98,288

April 30, 2023	J.P. Morgan Exchange-Traded Funds	223

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Chile	$—	$2,917,645	$—	$2,917,645
China	—	12,265,413	—	12,265,413
Denmark	—	6,679,203	—	6,679,203
Finland	—	9,982,652	—	9,982,652
France	—	40,244,732	—	40,244,732
Germany	—	19,900,545	—	19,900,545
Hong Kong	—	25,136,772	—	25,136,772
Indonesia	—	204,267	—	204,267
Ireland	—	3,713,488	—	3,713,488
Italy	—	18,102,135	—	18,102,135
Japan	—	246,148,199	—	246,148,199
Jordan	—	2,990,125	—	2,990,125
Luxembourg	—	1,193,556	—	1,193,556
Mexico	—	1,174,321	—	1,174,321
Netherlands	—	25,768,480	—	25,768,480
New Zealand	—	4,799,339	—	4,799,339
Norway	—	8,500,472	—	8,500,472
Portugal	—	2,718,717	—	2,718,717
Russia	—	—	20,243	20,243
Singapore	—	27,434,113	—	27,434,113
South Africa	—	2,241,578	—	2,241,578
South Korea	—	52,345,576	—	52,345,576
Spain	—	19,967,981	—	19,967,981
Sweden	—	19,146,892	—	19,146,892
Switzerland	—	12,018,706	—	12,018,706
United Kingdom	—	128,695,951	—	128,695,951
United States	—	19,644,841	—	19,644,841
Total Common Stocks	—	807,653,179	20,243	807,673,422
Short-Term Investments
Investment Companies	569,151	—	—	569,151
Investment of Cash Collateral from Securities Loaned	13,885,756	—	—	13,885,756
Total Short-Term Investments	14,454,907	—	—	14,454,907
Total Investments in Securities	$14,454,907	$807,653,179	$20,243	$822,128,329
Appreciation in Other Financial Instruments
Futures Contracts	$242,489	$—	$—	$242,489

U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$511,484,778	$—	$—	$511,484,778
Appreciation in Other Financial Instruments
Futures Contracts (a)	$25,556	$—	$—	$25,556

(a)	Please refer to the SOI for specifics of portfolio holdings.

224	J.P. Morgan Exchange-Traded Funds	April 30, 2023

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$344,752,569	$—	$—	$344,752,569
Appreciation in Other Financial Instruments
Futures Contracts (a)	$16,814	$—	$—	$16,814

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$396,742	$—	$—	$396,742
Automobiles & Parts	1,697,862	—	—	1,697,862
Banks	16,042,797	—	—	16,042,797
Beverages	6,498,470	—	—	6,498,470
Chemicals	13,838,772	—	—	13,838,772
Construction & Materials	7,302,282	—	—	7,302,282
Consumer Services	2,758,257	—	—	2,758,257
Electricity	8,015,778	—	—	8,015,778
Electronic & Electrical Equipment	5,277,008	—	—	5,277,008
Finance & Credit Services	6,708,860	—	—	6,708,860
Food Producers	18,330,287	—	—	18,330,287
Gas, Water & Multi-utilities	14,562,138	—	—	14,562,138
General Industrials	5,146,539	—	—	5,146,539
Health Care Providers	10,987,982	—	—	10,987,982
Household Goods & Home Construction	7,639,260	—	—	7,639,260
Industrial Engineering	4,035,225	—	—	4,035,225
Industrial Materials	8,031,015	—	—	8,031,015
Industrial Metals & Mining	13,828,174	—	—	13,828,174
Industrial Support Services	9,099,078	—	—	9,099,078
Industrial Transportation	10,452,198	—	—	10,452,198
Investment Banking & Brokerage Services	4,449,602	—	—	4,449,602
Leisure Goods	3,633,172	—	—	3,633,172
Life Insurance	4,496,160	—	—	4,496,160
Media	1,617,635	—	—	1,617,635
Medical Equipment & Services	13,313,101	—	—	13,313,101
Mortgage Real Estate Investment Trusts	5,967,519	—	—	5,967,519
Nonequity Investment Instruments	93,041	—	—	93,041
Non-life Insurance	4,795,815	—	—	4,795,815
Non-Renewable Energy	22,214,171	—	—	22,214,171
Personal Care, Drug & Grocery Stores	10,656,239	—	—	10,656,239
Personal Goods	3,212,528	—	—	3,212,528
Pharmaceuticals, Biotechnology & Marijuana Producers	17,525,274	—	31,810	17,557,084
Precious Metals & Mining	1,055,156	—	—	1,055,156
Real Estate Investment & Services	3,150,112	—	—	3,150,112
Real Estate Investment Trusts	35,817,594	—	—	35,817,594

April 30, 2023	J.P. Morgan Exchange-Traded Funds	225

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Renewable Energy	$1,699,122	$—	$—	$1,699,122
Retailers	10,017,751	—	—	10,017,751
Software & Computer Services	14,960,120	—	—	14,960,120
Technology Hardware & Equipment	24,939,767	—	—	24,939,767
Telecommunications Equipment	10,091,604	—	—	10,091,604
Telecommunications Service Providers	8,746,917	—	—	8,746,917
Tobacco	2,857,852	—	—	2,857,852
Travel & Leisure	1,091,382	—	—	1,091,382
Waste & Disposal Services	2,036,101	—	—	2,036,101
Total Common Stocks	379,086,459	—	31,810	379,118,269
Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	685,213	—	—	685,213
Investment of Cash Collateral from Securities Loaned	22,947,295	—	—	22,947,295
Total Short-Term Investments	23,632,508	—	—	23,632,508
Total Investments in Securities	$402,718,967	$—	$38,189	$402,757,156
Appreciation in Other Financial Instruments
Futures Contracts	$1,574	$—	$—	$1,574

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$239,455,177	$—	$—	$239,455,177
Appreciation in Other Financial Instruments
Futures Contracts (a)	$17,407	$—	$—	$17,407

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,238,454,773	$—	$—	$1,238,454,773
Appreciation in Other Financial Instruments
Futures Contracts (a)	$48,379	$—	$—	$48,379

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$564,404,051	$—	$—	$564,404,051

226	J.P. Morgan Exchange-Traded Funds	April 30, 2023

U.S. Value Factor ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts (a)	$15,410	$—	$—	$15,410

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2023.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$426,409,614	$(426,409,614)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	66,231	(66,231)	—
BetaBuilders Europe ETF	322,961,901	(322,961,901)	—
BetaBuilders International Equity ETF	72,676,586	(72,676,586)	—
BetaBuilders Japan ETF	38,169,726	(38,169,726)	—
BetaBuilders U.S. Equity ETF	1,144,759	(1,144,759)	—

April 30, 2023	J.P. Morgan Exchange-Traded Funds	227

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Mid Cap Equity ETF	$143,449,282	$(143,449,282)	$—
BetaBuilders U.S. Small Cap Equity ETF	66,919,624	(66,919,624)	—
Emerging Markets Equity ETF	84,919	(84,919)	—
International Equity ETF	13,213,390	(13,213,390)	—
U.S. Equity ETF	11,942,167	(11,942,167)	—
U.S. Mid Cap Equity ETF	1,323,835	(1,323,835)	—
U.S. Small Cap Equity ETF	22,458,095	(22,458,095)	—
U.S. Momentum Factor ETF	494,406	(494,406)	—
U.S. Quality Factor ETF	37,814,933	(37,814,933)	—
U.S. Value Factor ETF	2,557,017	(2,557,017)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
BetaBuilders Canada ETF	$70,610
BetaBuilders Developed Asia Pacific ex-Japan ETF	634
BetaBuilders Europe ETF	6,266
BetaBuilders International Equity ETF	2,152
BetaBuilders Japan ETF	5,825
BetaBuilders U.S. Equity ETF	134
BetaBuilders U.S. Mid Cap Equity ETF	2,931
BetaBuilders U.S. Small Cap Equity ETF	1,244
Emerging Markets Equity ETF	41
International Equity ETF	901
U.S. Equity ETF	142
U.S. Mid Cap Equity ETF	78
U.S. Small Cap Equity ETF	1,128
U.S. Momentum Factor ETF	291
U.S. Quality Factor ETF	1,323
U.S. Value Factor ETF	825
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Carbon Transition U.S. Equity ETF did not lend out any securities during the six months ended April 30, 2023.

228	J.P. Morgan Exchange-Traded Funds	April 30, 2023

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

BetaBuilders Canada ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$111,362,203	$1,944,454,270	$1,848,286,897	$79,988 *	$(20,757)	$207,588,807	207,568,050	$3,986,203 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	339,229,246	3,946,360,873	4,047,953,639	—	—	237,636,480	237,636,480	4,730,642 *	—
Total	$450,591,449	$5,890,815,143	$5,896,240,536	$79,988	$(20,757)	$445,225,287		$8,716,845	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Developed Asia Pacific ex-Japan ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$54,456	$—	$54,467	$44 *	$(33)	$—	—	$243 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	135,282	19,496,509	19,562,741	—	—	69,050	69,050	40,792 *	—
Total	$189,738	$19,496,509	$19,617,208	$44	$(33)	$69,050		$41,035	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	229

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
BetaBuilders Europe ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$35,657,896	$449,000,000	$185,000,000	$2,296 *	$(44,914)	$299,615,278	299,585,319	$2,029,238 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	4,769,602	432,136,794	395,323,981	—	—	41,582,415	41,582,415	490,801 *	—
Total	$40,427,498	$881,136,794	$580,323,981	$2,296	$(44,914)	$341,197,693		$2,520,039	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders International Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$14,009,724	$132,000,000	$78,000,000	$2,605 *	$(6,702)	$68,005,627	67,998,827	$493,500 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	3,852,619	132,902,438	128,130,837	—	—	8,624,220	8,624,220	134,796 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	12,102,999	76,191,052	70,134,049	—	—	18,160,002	18,160,002	311,994	—
Total	$29,965,342	$341,093,490	$276,264,886	$2,605	$(6,702)	$94,789,849		$940,290	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

230	J.P. Morgan Exchange-Traded Funds	April 30, 2023

BetaBuilders Japan ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$10,118,832	$257,205,740	$232,000,000	$7,127 *	$(6,597)	$35,325,102	35,321,570	$1,044,622 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	9,777,050	271,770,150	276,384,685	—	—	5,162,515	5,162,515	303,109 *	—
Total	$19,895,882	$528,975,890	$508,384,685	$7,127	$(6,597)	$40,487,617		$1,347,731	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$13,752,768	$3,829,740	$2,100,036	$562,810	$927,687	$16,972,969	122,779	$229,884	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (b) (c)	1,501,652	—	1,501,652	—	—	—	—	420 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	2,238,043	6,021,156	7,034,943	—	—	1,224,256	1,224,256	13,209 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)	8,865,488	17,562,282	19,613,755	—	—	6,814,015	6,814,015	180,480	—
Total	$26,357,951	$27,413,178	$30,250,386	$562,810	$927,687	$25,011,240		$423,993	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$33,490,848	$182,000,001	$86,000,000	$10,844 *	$(37,583)	$129,464,110	129,451,165	$1,456,198 *	$—

April 30, 2023	J.P. Morgan Exchange-Traded Funds	231

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
BetaBuilders U.S. Mid Cap Equity ETF (continued)
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$4,093,018	$133,898,877	$121,024,328	$—	$—	$16,967,567	16,967,567	$239,197 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	7,709,091	53,793,370	47,406,163	—	—	14,096,298	14,096,298	264,493	—
Total	$45,292,957	$369,692,248	$254,430,491	$10,844	$(37,583)	$160,527,975		$1,959,888	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$10,003,601	$64,000,000	$13,000,000	$7,501 *	$(17,696)	$60,993,406	60,987,307	$542,903 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	1,618,100	65,787,901	59,286,906	—	—	8,119,095	8,119,095	102,973 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	8,224,756	24,042,241	23,925,295	—	—	8,341,702	8,341,702	141,445	—
Total	$19,846,457	$153,830,142	$96,212,201	$7,501	$(17,696)	$77,454,203		$787,321	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Carbon Transition U.S. Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$31,835	$362,273	$371,825	$—	$—	$22,283	22,283	$821	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

232	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Emerging Markets Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$182,157	$438,004	$517,436	$—	$—	$102,725	102,725	$1,952 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$569,398	$22,634,116	$22,635,562	$1,167	$32	$569,151	568,980	$26,141	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	2,258,925	31,000,000	21,000,000	1,685 *	(2,758)	12,257,852	12,256,626	177,067 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	1,789,624	51,211,928	51,373,648	—	—	1,627,904	1,627,904	53,747 *	—
Total	$4,617,947	$104,846,044	$95,009,210	$2,852	$(2,726)	$14,454,907		$256,955	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$200,027	$10,000,000	$—	$—	$(980)	$10,199,047	10,198,028	$16,332 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	191,848	26,261,586	24,514,568	—	—	1,938,866	1,938,866	12,270 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	1,020,750	16,047,739	16,707,575	—	—	360,914	360,914	22,474	—
Total	$1,412,625	$52,309,325	$41,222,143	$—	$(980)	$12,498,827		$51,076	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	233

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
U.S. Mid Cap Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$—	$6,103,670	$4,747,878	$—	$—	$1,355,792	1,355,792	$9,474 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	414,054	7,127,760	6,881,962	—	—	659,852	659,852	13,325	—
Total	$414,054	$13,231,430	$11,629,840	$—	$—	$2,015,644		$22,799	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$19,342,762	$43,000,000	$44,700,000	$9,767 *	$(6,532)	$17,645,997	17,644,232	$398,968 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	2,902,497	67,701,549	65,302,748	—	—	5,301,298	5,301,298	74,005 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	325,140	11,775,358	11,415,285	—	—	685,213	685,213	20,755	—
Total	$22,570,399	$122,476,907	$121,418,033	$9,767	$(6,532)	$23,632,508		$493,728	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$1,131,417	$7,092,809	$7,715,144	$—	$—	$509,082	509,082	$16,422 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	340,337	5,403,166	5,312,867	—	—	430,636	430,636	10,538	—
Total	$1,471,754	$12,495,975	$13,028,011	$—	$—	$939,718		$26,960	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

234	J.P. Morgan Exchange-Traded Funds	April 30, 2023

U.S. Quality Factor ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$16,497,925	$77,011,297	$60,000,000	$7,750 *	$(4,305)	$33,512,667	33,509,316	$453,059 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	3,688,865	85,365,490	84,401,232	—	—	4,653,123	4,653,123	83,400 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	785,535	10,747,396	10,724,939	—	—	807,992	807,992	32,556	—
Total	$20,972,325	$173,124,183	$155,126,171	$7,750	$(4,305)	$38,973,782		$569,015	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	$297,072	$80,999,500	$81,000,000	$(5,630)*	$(237)	$290,705	290,676	$287,797 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	623,020	62,691,472	61,018,488	—	—	2,296,004	2,296,004	68,506 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	377,263	17,469,570	16,697,047	—	—	1,149,786	1,149,786	24,333	—
Total	$1,297,355	$161,160,542	$158,715,535	$(5,630)	$(237)	$3,736,495		$380,636	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	235

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
F. Futures Contracts — The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2023:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF
Futures Contracts:
Average Notional Balance Long	$40,588,806	$26,343,409	$51,627,962	$28,555,127	$58,292,738	$9,485,775
Ending Notional Balance Long	30,783,172	34,737,381	78,799,795	42,036,410	95,773,093	7,959,100

	BetaBuilders U.S. Mid Cap Equity ETF	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF	U.S. Equity ETF
Futures Contracts:
Average Notional Balance Long	$11,381,241	$7,441,356	$37,272	$383,313	$4,320,529	$973,882
Ending Notional Balance Long	15,009,600	9,139,190	41,900	295,290	5,375,500	628,350

	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$650,193	$939,371	$433,532	$1,352,189	$1,001,577
Ending Notional Balance Long	750,480	443,650	481,850	837,800	209,450
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

236	J.P. Morgan Exchange-Traded Funds	April 30, 2023

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44
International Equity ETF	0.37
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	237

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$133,768,986	$124,059,152
BetaBuilders Developed Asia Pacific ex-Japan ETF	196,896,972	78,800,339
BetaBuilders Europe ETF	205,436,203	86,860,575
BetaBuilders International Equity ETF	77,971,514	48,317,718
BetaBuilders Japan ETF	49,419,266	82,045,763
BetaBuilders U.S. Equity ETF	14,846,791	26,504,401
BetaBuilders U.S. Mid Cap Equity ETF	98,559,075	127,952,484
BetaBuilders U.S. Small Cap Equity ETF	57,238,855	70,524,981
Carbon Transition U.S. Equity ETF	2,120,623	2,463,453
Emerging Markets Equity ETF	96,292,731	31,313,349
International Equity ETF	99,763,817	93,139,587
U.S. Equity ETF	75,238,191	78,736,367
U.S. Mid Cap Equity ETF	28,994,089	29,409,422
U.S. Small Cap Equity ETF	34,540,485	38,415,007
U.S. Momentum Factor ETF	47,875,860	48,522,441
U.S. Quality Factor ETF	70,082,466	80,266,756
U.S. Value Factor ETF	85,519,659	100,872,376
During the six months ended April 30, 2023, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$404,853,103	$278,302,933
BetaBuilders Developed Asia Pacific ex-Japan ETF	418,529,468	19,350,516
BetaBuilders Europe ETF	5,641,727,819	735,565,888
BetaBuilders International Equity ETF	415,016,139	230,202,153

238	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	In-Kind Purchases	In-Kind Sales
BetaBuilders Japan ETF	$332,154,483	$90,737,423
BetaBuilders U.S. Equity ETF	332,173,029	166,631,820
BetaBuilders U.S. Mid Cap Equity ETF	389,895,098	165,493,155
BetaBuilders U.S. Small Cap Equity ETF	322,639,198	79,896,078
Carbon Transition U.S. Equity ETF	2,685,288	2,230,237
Emerging Markets Equity ETF	32,909,861	2,079,441
International Equity ETF	22,486,541	18,002,287
U.S. Equity ETF	49,286,216	63,955,285
U.S. Mid Cap Equity ETF	120,191,074	50,323,758
U.S. Small Cap Equity ETF	146,449,368	38,643,660
U.S. Momentum Factor ETF	7,860,921	5,234,050
U.S. Quality Factor ETF	649,425,897	91,279,693
U.S. Value Factor ETF	434,955,857	312,406,240
During the six months ended April 30, 2023, the Funds delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$5,701,482,933	$1,018,505,201	$124,826,192	$893,679,009
BetaBuilders Developed Asia Pacific ex-Japan ETF	4,492,552,329	190,293,328	275,251,637	(84,958,309)
BetaBuilders Europe ETF	9,790,992,325	549,853,182	445,793,276	104,059,906
BetaBuilders International Equity ETF	3,306,733,894	485,829,499	197,512,706	288,316,793
BetaBuilders Japan ETF	8,007,606,419	385,785,849	997,461,619	(611,675,770)
BetaBuilders U.S. Equity ETF	1,522,913,395	111,941,181	106,694,857	5,246,324
BetaBuilders U.S. Mid Cap Equity ETF	1,803,271,629	139,734,798	210,367,089	(70,632,291)
BetaBuilders U.S. Small Cap Equity ETF	833,768,074	50,930,394	120,776,762	(69,846,368)
Carbon Transition U.S. Equity ETF	20,966,409	2,563,150	1,098,038	1,465,112
Emerging Markets Equity ETF	268,739,094	34,203,039	22,085,247	12,117,792
International Equity ETF	812,113,385	91,401,679	81,144,246	10,257,433
U.S. Equity ETF	469,599,754	65,184,261	23,273,681	41,910,580
U.S. Mid Cap Equity ETF	335,785,496	25,237,163	16,253,276	8,983,887
U.S. Small Cap Equity ETF	413,826,101	20,812,663	31,880,034	(11,067,371)
U.S. Momentum Factor ETF	230,708,141	19,946,072	11,181,629	8,764,443
U.S. Quality Factor ETF	1,180,356,953	80,559,215	22,413,016	58,146,199
U.S. Value Factor ETF	603,950,727	16,799,945	56,331,211	(39,531,266)

April 30, 2023	J.P. Morgan Exchange-Traded Funds	239

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
At October 31, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$54,415,002	$121,890,580
BetaBuilders Developed Asia Pacific ex-Japan ETF	95,275,844	79,088,224
BetaBuilders Europe ETF	111,282,137	131,656,046
BetaBuilders International Equity ETF	25,948,932	27,223,413
BetaBuilders Japan ETF	79,312,027	161,069,212
BetaBuilders U.S. Equity ETF	15,995,378	2,066,163
BetaBuilders U.S. Mid Cap Equity ETF	120,310,069	33,547,688
BetaBuilders U.S. Small Cap Equity ETF	35,062,221	8,267,275
Carbon Transition U.S. Equity ETF	1,099,727	309,681
Emerging Markets Equity ETF	26,014,239	5,149,424
International Equity ETF	50,182,642	78,717,829
U.S. Equity ETF	27,942,518	8,461,656
U.S. Mid Cap Equity ETF	12,737,239	1,060,104
U.S. Small Cap Equity ETF	15,236,353	5,259,486
U.S. Momentum Factor ETF	22,566,377	2,302,894
U.S. Quality Factor ETF	26,963,158	8,019,573
U.S. Value Factor ETF	44,202,604	8,769,787
During the year ended October 31, 2022, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
U.S. Equity ETF	$—	$3,008,424
U.S. Mid Cap Equity ETF	—	3,252,019
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
As of April 30, 2023, the Funds had no borrowings outstanding from another fund, or loans outstanding to another fund. Average borrowings from the Facility during the six months ended April 30, 2023 were as follows:
	Average Borrowings	Average Interest Rate paid	Number of Days Outstanding	Interest Paid
U.S. Value Factor ETF	$1,533,838	5.56%	3	$711

240	J.P. Morgan Exchange-Traded Funds	April 30, 2023

8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2023, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders International Equity ETF	— %	81.3%
BetaBuilders U.S. Mid Cap Equity ETF	52.1	45.9
BetaBuilders U.S. Small Cap Equity ETF	—	88.8
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of April 30, 2023, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Carbon Transition U.S. Equity ETF	75%
Significant shareholder transactions by the Adviser may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of April 30, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	58.2%	— %	— %	— %	— %	10.6%
Canada	95.5	—	—	—	—	—	—
China	—	—	—	—	—	25.5	—
France	—	—	15.7	10.2	—	—	—
Germany	—	—	12.1	—	—	—	—
Hong Kong	—	19.2	—	—	—	—	—
India	—	—	—	—	—	10.2	—
Japan	—	—	—	22.7	100.0	—	30.5
Singapore	—	10.6	—	—	—	—	—
Taiwan	—	—	—	—	—	11.9	—
United Kingdom	—	—	18.2	11.9	—	—	15.9
As of April 30, 2023, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

April 30, 2023	J.P. Morgan Exchange-Traded Funds	241

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Diversified Return Emerging Markets Equity ETF and Diversified International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Diversified Return Emerging Markets Equity ETF invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

242	J.P. Morgan Exchange-Traded Funds	April 30, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2022, and continued to hold your shares at the end of the reporting period, April 30, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan BetaBuilders Canada ETF
Actual	$1,000.00	$1,083.90	$0.98	0.19%
Hypothetical	1,000.00	1,023.85	0.95	0.19
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Actual	1,000.00	1,176.30	1.03	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
JPMorgan BetaBuilders Europe ETF
Actual	1,000.00	1,284.80	0.51	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
JPMorgan BetaBuilders International Equity ETF
Actual	1,000.00	1,244.30	0.39	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
JPMorgan BetaBuilders Japan ETF
Actual	1,000.00	1,176.80	1.03	0.19
Hypothetical	1,000.00	1,023.85	0.95	0.19
JPMorgan BetaBuilders U.S. Equity ETF
Actual	1,000.00	1,083.60	0.10	0.02
Hypothetical	1,000.00	1,024.70	0.10	0.02
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Actual	1,000.00	1,016.10	0.35	0.07
Hypothetical	1,000.00	1,024.45	0.35	0.07
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Actual	1,000.00	977.10	0.44	0.09
Hypothetical	1,000.00	1,024.35	0.45	0.09
JPMorgan Carbon Transition U.S. Equity ETF
Actual	1,000.00	1,080.10	0.77	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

April 30, 2023	J.P. Morgan Exchange-Traded Funds	243

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited) (continued)
Hypothetical $1,000 Investment
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Diversified Return Emerging Markets Equity ETF
Actual	$1,000.00	$1,133.60	$2.33	0.44%
Hypothetical	1,000.00	1,022.61	2.21	0.44
JPMorgan Diversified Return International Equity ETF
Actual	1,000.00	1,216.40	2.03	0.37
Hypothetical	1,000.00	1,022.96	1.86	0.37
JPMorgan Diversified Return U.S. Equity ETF
Actual	1,000.00	1,036.30	0.91	0.18
Hypothetical	1,000.00	1,023.90	0.90	0.18
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Actual	1,000.00	1,038.30	1.21	0.24
Hypothetical	1,000.00	1,023.60	1.20	0.24
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Actual	1,000.00	987.20	1.43	0.29
Hypothetical	1,000.00	1,023.36	1.45	0.29
JPMorgan U.S. Momentum Factor ETF
Actual	1,000.00	1,042.00	0.61	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
JPMorgan U.S. Quality Factor ETF
Actual	1,000.00	1,103.80	0.63	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12
JPMorgan U.S. Value Factor ETF
Actual	1,000.00	1,047.80	0.61	0.12
Hypothetical	1,000.00	1,024.20	0.60	0.12

*	Expenses are equal to each Fund's respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

244	J.P. Morgan Exchange-Traded Funds	April 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	245

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. April 2023.
SAN-ETF-423

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Climate Change Solutions ETF	TEMP	NYSE Arca
JPMorgan Social Advancement ETF	UPWD	Nasdaq Stock Market® LLC
JPMorgan Sustainable Consumption ETF	CIRC	Nasdaq Stock Market® LLC
JPMorgan Sustainable Infrastructure ETF	BLLD	Nasdaq Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 15, 2023 (Unaudited)
Dear Shareholder,
Financial markets largely generated positive returns for the six months ended April 30, 2023, even as rising interest rates, weaker corporate earnings and geopolitical uncertainty weighed on global economic growth. Overall, global equity markets – led by European stocks – generally outperformed bond markets for the reporting period.

“While the effects of rising interest
rates is likely to adversely impact
economic growth in the months
ahead, other factors may aid the
global economic outlook, as energy
prices have trended downward in
recent months and the re-opening of
China’s economy may provide
support for increased global trade.”
— Brian S. Shlissel

While economic growth has slowed in recent quarters, to date, the U.S. has avoided formal entry into a recession. Moreover, inflation has decelerated from last year’s historical highs as energy and electricity prices receded in 2023, allowing the U.S. Federal Reserve in June 2023 to refrain from further raising interest rates for the first time since January 2022, though the central bank stated it may find it necessary to raise rates in the future. The job market in the U.S. remained strong throughout the period as the reported monthly unemployment rate ranged between 3.6% and 3.4% for the six months ended April 30, 2023.
Across Europe, inflationary pressures remained high and both the European Central Bank and the Bank of England continued to raise interest rates during the period. Unemployment across the EU stood at 6%, while the U.K. jobless rate fell to 3.8% in
April 2023. Notably, European equity markets generally outperformed other developed markets during the period, potentially driven by more attractive valuations relative to U.S. companies.
The International Monetary Fund’s (IMF) April 2023 economic outlook warned that global output is likely to decline to 2.8% for 2023, amid weakness in parts of the financial sector, continued inflationary pressures and the ongoing war in Ukraine. Further, the IMF forecast developed market economies to decelerate at a faster pace than emerging market economies.
While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade.  Regardless of the economic backdrop, we believe investors who hold a well-diversified portfolio and a long-term outlook may be better positioned to benefit from opportunities presented by global financial markets. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2023 (Unaudited)
Global financial markets largely generated positive returns for the period and completed a rebound from the sell-offs that marked the middle of 2022. Developed markets equity generally outperformed emerging markets equity, while European equity markets outperformed U.S. equity.
However, equity markets performance was mixed on a month-to-month basis, even if the overall trend was upward. For the six months ended April 30, 2023, the  MSCI EAFE Index returned 24.19%, the MSCI Emerging Markets Index returned 16.36% and the S&P 500 Index returned 8.63%.
Leading central banks continued to raise interest rates throughout the six-month period, though the size of increases narrowed in 2023 as the policy response to inflationary pressure grew less aggressive. Notably, the Bank of Japan maintained its negative interest rate policy amid weak consumption data and marginal economic growth.
While global inflation rates remained elevated during the period, they retreated from the 40-year highs reached in 2022, and price data in the U.S. and the Euro Area indicated a slowing trend. Though inflation in the U.K. declined in the final months of 2022, the U.K. consumer price index rose more than expected in 2023.
Lower energy prices were a leading contributor to declining global inflation in the second half of the period. Following Russia’s invasion of Ukraine in late February 2022, the European Union and the U.K. largely avoided an extended energy crisis by securing alternative sources to Russian natural gas and moved to build up reserves of both natural gas and petroleum ahead of the winter months.
Meanwhile, economic activity and aggregate demand in China accelerated after the country’s leadership lifted strict anti-pandemic policies in late 2022. The rebound in China helped to lift equity prices in China and its leading emerging market trading partners.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Climate Change Solutions ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	11.44%
Market Price **	11.31%
MSCI ACWI Index (net total return)	12.68%
Net Assets as of 4/30/2023	$21,565,110
Fund Ticker	TEMP
INVESTMENT OBJECTIVE ***
The JPMorgan Climate Change Solutions ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
INVESTMENT APPROACH
The Fund may invest primarily in common stocks and depositary receipts that the adviser believes are currently, or in the process of, providing solutions to address climate change, or implementing business practices in response to climate change. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of climate change solutions and selects companies within key sub-themes, including sustainable transportation, sustainable construction, sustainable food and water, renewable energy and electrification, recycling and re-use.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund provided a positive absolute return and underperformed the MSCI ACWI Index (the “Index”).
The Fund’s security selection in the industrials and information technology sectors was a leading contributor to absolute performance, while the Fund’s security selection in the real estate sector was the sole sector detractor from absolute performance.
Leading individual contributors to Fund performance included Infineon Technologies AG, Schneider Electric SE and Mercedes-Benz Group AG. Shares of Infineon Technologies, a German semiconductor manufacturer, rose after the company raised its earnings and revenue forecast for the second quarter and full year 2023. Shares of Schneider Electric, a French electric components and equipment manufacturer, rose after the company reported better-than-expected results for the fourth quarter and full year 2022. Shares of Mercedes-Benz Group, a German auto maker, rose after the company reported growth in sales for the first quarter of 2023 and reiterated its full-year 2023 forecast amid consumer demand for electric automobiles.
Leading individual detractors from Fund performance included Enphase Energy Inc., Autodesk Inc. and Alfen Beheer BV (also known as Alfen NV). Shares of Enphase Energy, a manufacturer of semiconductor materials and equipment for the solar energy industry, fell after the company issued a weaker-than-expected forecast for the second quarter of 2023. Shares of Autodesk, an application software developer, fell after the company issued a weaker-than-expected forecast for earnings and sales in 2023. Shares of Alfen Beheer, a Dutch industrial electrical equipment manufacturer, fell after the company reported quarterly revenue in line with analysts’ expectations.
Relative to the Index, the Fund’s security selection in the information technology and materials sectors was a leading detractor from performance, while the Fund’s underweight position in the health care and financials sectors was a leading contributor to relative performance.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment approach, the Fund’s largest allocations during the period were to the industrials and information technology sectors and the smallest allocations were to the health care and consumer discretionary sectors. The Fund had no holdings in the communication services, energy, consumer staples and financials sectors.
The Fund’s largest thematic allocations were to the renewable energy and electrification and the sustainable construction sub-themes, while its smallest allocations were to the recycling and re-use and the sustainable transportation sub-themes.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Climate Change Solutions ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $39.21 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $39.33.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Schneider Electric SE	4.3%
2.	Trane Technologies plc	4.2
3.	Infineon Technologies AG (Germany)	4.2
4.	Xylem, Inc.	3.6
5.	Mercedes-Benz Group AG (Germany)	3.6
6.	NextEra Energy, Inc.	3.5
7.	Iberdrola SA (Spain)	3.5
8.	Keyence Corp. (Japan)	3.4
9.	Sika AG (Registered) (Switzerland)	3.4
10.	Siemens AG (Registered) (Germany)	3.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United States	40.9%
Germany	11.5
Switzerland	7.1
South Korea	6.0
Japan	5.8
France	5.4
Spain	4.4
United Kingdom	4.4
Sweden	2.7
Finland	2.5
Italy	2.3
Canada	1.7
Ireland	1.5
Netherlands	1.1
Denmark	1.1
China	1.0
Others (each less than 1.0%)	0.3
Short-Term Investments	0.3

4	J.P. Morgan Exchange-Traded Funds	April 30, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan Climate Change Solutions ETF
Net Asset Value	December 13, 2021	11.44%	4.90%	(12.94)%
Market Price		11.31	5.10	(12.75)

*	Not annualized.
LIFE OF FUND PERFORMANCE (12/13/21 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on December 13, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Climate Change Solutions ETF and the MSCI ACWI Index (net total return) from December 13, 2021 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Social Advancement ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	14.39%
Market Price **	14.36%
MSCI ACWI Index (net total return)	12.68%
Net Assets as of 4/30/2023	$12,119,919
Fund Ticker	UPWD
INVESTMENT OBJECTIVE ***
The JPMorgan Social Advancement ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are facilitating social and economic advancement.
INVESTMENT APPROACH
The Fund may invest primarily in common stocks, depositary receipts and real estate investment trusts of companies that the adviser believes are facilitating the social and economic empowerment of people and communities across all levels of society through access to goods and services that allow people to survive and thrive. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of social advancement, and selects companies within key sub-themes, such as essential amenities, affordable housing and infrastructure, health care and wellbeing, education and training talent, attainable financing, and accessing the digital ecosystem.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund provided a positive absolute return and outperformed the MSCI ACWI Index (the “Index”).
The Fund’s security selection in the information technology and consumer discretionary sectors was a leading contributor to absolute performance, while the Fund’s security selection in the real estate and materials sectors was the smallest contributor to performance. The Fund had no holdings in the energy and utilities sectors.
Leading individual contributors to the Fund’s performance included Microsoft Corp., Novo Nordisk AS and Vinci SA. Shares of Microsoft, an information technology conglomerate, rose after the company reported strong results from its cloud computing business and amid a general rebound in large capitalization technology stocks during the period. Shares of
Novo Nordisk, a Danish pharmaceuticals and health care products provider, rose amid consumer demand for the company’s weight-loss drug and after the company reported revenue growth for the first quarter of 2023. Shares of Vinci, a French engineering and construction company, rose after the company reported better-than-expected earnings and revenue for 2022.
Leading individual detractors from the Fund’s performance included Charles Schwab Corp., UnitedHealth Group Inc. and M&T Bank Corp. Shares of Charles Schwab, a discount financial services provider, fell in March 2023 amid investor concerns about the value of bond holdings at U.S. banks. Shares of UnitedHealth Group, a health insurance provider, fell after U.S. regulators authorized a smaller-than-expected increase in 2024 insurer payments under the Medicare Advantage program. Shares of M&T Bank, a Buffalo, N.Y. regional bank, fell amid the collapse of Silicon Valley Bank and investor concerns about the stability of U.S. regional banks.
Relative to the Index, the Fund’s security selection in the consumer discretionary and information technology sectors was a leading contributor to performance, while the Fund’s security selection in the communication services sector and its overweight positions in the health care sector and real estate sector were leading detractors from relative performance.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment process, the Fund’s largest allocations during the period were to the financials and health care sectors and its smallest allocations were to the materials and real estate sectors. The Fund had no allocations to the utilities and energy sectors.
The Fund’s largest thematic allocations were to the health and well-being and the attainable financing sub-themes, while its smallest allocations were to the affordable housing and infrastructure and education and training talent sub-themes.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $53.87 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Nasdaq Stock Market® LLC. As of April 30, 2023, the closing price was $53.96.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Microsoft Corp.	6.5%
2.	RELX plc (United Kingdom)	3.6
3.	Vinci SA (France)	3.4
4.	UnitedHealth Group, Inc.	3.3
5.	ASML Holding NV (Netherlands)	3.0
6.	Novo Nordisk A/S, Class B (Denmark)	2.8
7.	HDFC Bank Ltd., ADR (India)	2.6
8.	Alphabet, Inc., Class A	2.6
9.	Waste Connections, Inc.	2.6
10.	IDP Education Ltd. (Australia)	2.5

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United States	47.3%
United Kingdom	7.5
Netherlands	6.8
Japan	5.6
Australia	3.5
France	3.4
Denmark	2.8
India	2.6
Ireland	2.3
Mexico	2.1
Switzerland	1.8
Portugal	1.6
China	1.6
Germany	1.4
Hong Kong	1.3
Brazil	1.2
Indonesia	1.1
Nigeria	1.1
Belgium	1.0
Peru	1.0
Others (each less than 1.0%)	1.4
Short-Term Investments	1.6

April 30, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Social Advancement ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan Social Advancement ETF
Net Asset Value	September 7, 2022	14.39%	12.84%
Market Price		14.36	13.03

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/7/22 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on September 7, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Social Advancement ETF and the MSCI ACWI Index (net total return) from September 7, 2022 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Sustainable Consumption ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	9.29%
Market Price **	9.03%
MSCI ACWI Index (net total return)	12.68%
Net Assets as of 4/30/2023	$11,512,327
Fund Ticker	CIRC
INVESTMENT OBJECTIVE ***
The JPMorgan Sustainable Consumption ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions that help preserve natural resources, improve resource use, or reduce waste.
INVESTMENT APPROACH
The Fund invests primarily in common stocks, and depositary receipts and real estate investment trusts of companies that the adviser believes are developing solutions that reduce human impact on natural resources in specific communities, regions or around the globe. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of sustainable consumption and selects companies within key sub-themes, such as sustainable water systems, sustainable agriculture and food, sustainable production technologies, sustainable materials and design, and recycling and re-use.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund provided a positive absolute return and underperformed the MSCI ACWI Index (the “Index”).
The Fund’s security selection in the industrials and information technology sectors was a leading contributor to absolute performance, while the Fund’s security selection in the real estate sector was the sole sector detractor from absolute performance.
Leading individual contributors to Fund performance included the Fund’s positions in SIG Group AG, Novo Nordisk AS and Nike Inc. Shares of SIG Group, a Swiss maker of food packaging, rose after the company reported better-than-expected revenue for 2022. Shares of Novo Nordisk, a Danish pharmaceuticals and health care products provider, rose amid consumer demand for the company’s weight-loss drug and after the company reported revenue growth for the first quarter of 2023. Shares of Nike, a footwear and apparel maker, rose after the company reported better-than-expected earnings and revenue for its fiscal third quarter.
Leading individual detractors from Fund performance included Trimble, Daring Ingredients Inc. and UnitedHealth Group Inc. Shares of Trimble, an electronic equipment and instruments manufacturer, fell after the company reported lower-than-expected earnings and revenue for the fourth quarter of 2022. Shares of Daring Ingredients, an agricultural products and services provider, fell after the company reported lower-than-expected earnings for the fourth quarter of 2022. Shares of UnitedHealth Group, a health insurance provider, fell after U.S. regulators authorized a smaller-than-expected increase in 2024 insurer payments under the Medicare Advantage program.
Relative to the Index, the Fund’s security selection in the information technology and industrials sectors was a leading detractor from performance, while the Fund’s underweight position in the financials sector, where it had no holdings, and its underweight position in the energy sector were leading contributors to relative performance.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Sustainable Consumption ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $51.17 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Nasdaq Stock Market® LLC. As of April 30, 2023, the closing price was $51.20.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment approach, the Fund’s largest allocations during the period were to the industrials and information technology sectors and the smallest allocations were to the energy and consumer discretionary sectors. The Fund had no allocations to the utilities, financials and communication services sectors.
The Fund’s largest thematic allocations were to the sustainable food and agriculture and the sustainable production sub-themes and its smallest allocations were to the sustainable materials and recycling and re-use sub-themes.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Trane Technologies plc	3.1%
2.	Xylem, Inc.	2.7
3.	SIG Group AG (Switzerland)	2.6
4.	Brambles Ltd. (Australia)	2.6
5.	Deere & Co.	2.5
6.	Tate & Lyle plc (United Kingdom)	2.4
7.	ASML Holding NV (Netherlands)	2.4
8.	NIKE, Inc., Class B	2.4
9.	UnitedHealth Group, Inc.	2.3
10.	Tetra Tech, Inc.	2.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United States	54.3%
Japan	6.7
Germany	5.7
Switzerland	5.0
United Kingdom	3.8
Ireland	2.9
Australia	2.6
France	2.6
China	2.5
Netherlands	2.4
Taiwan	2.2
Canada	2.0
Finland	2.0
Denmark	1.7
Norway	1.6
Sweden	1.1
Short-Term Investments	0.9

10	J.P. Morgan Exchange-Traded Funds	April 30, 2023

TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan Sustainable Consumption ETF
Net Asset Value	September 7, 2022	9.29%	7.03%
Market Price		9.03	7.10

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/7/22 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on September 7, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Sustainable Consumption ETF and the MSCI ACWI Index (net total return) from September 7, 2022 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Sustainable Infrastructure ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	12.05%
Market Price **	12.09%
MSCI ACWI Index (net total return)	12.68%
Net Assets as of 4/30/2023	$10,748,408
Fund Ticker	BLLD
INVESTMENT OBJECTIVE ***
The JPMorgan Sustainable Infrastructure ETF (the “Fund”) seeks to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
INVESTMENT APPROACH
The Fund may invest primarily in common stocks, real estate investment trusts and depositary receipts of companies that the adviser believes are facilitating access to essential goods and services, improved connectivity, social infrastructure, and environmental resilience, or are in the process of developing products or services to facilitate such access. The Fund uses a "thematic" investment approach that seeks to identify and invest in companies that are relevant to the investment theme of sustainable infrastructure and selects companies within key sub-themes, such as electricity infrastructure, renewables infrastructure, transport infrastructure, water infrastructure, digital infrastructure, sustainable logistics, medical infrastructure, and social housing and education infrastructure.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund provided a positive absolute return and underperformed the MSCI ACWI Index (the “Index”).
The Fund’s positions in the utilities and real estate sectors were leading contributors to absolute performance, while the Fund’s positions in the financials and consumer discretionary sectors were the smallest contributors to absolute performance. The Fund had no positions in the energy,  materials and consumer staples sectors.
Leading individual contributors to Fund performance included Enel SpA, HCA Healthcare Inc. and Iberdrola SA. Shares of Enel, an Italian electricity and natural gas utility, rose after the company reported earnings and revenue growth during the period. HCA Healthcare, a U.S. operator of hospitals and related facilities and services, rose after the company reported a surge in revenue for the first quarter of 2022 and raised its forecast for 2023 earnings. Shares of Iberdrola, a Spanish electric utility, rose after the company reported earnings growth for the first quarter of 2023 and forecast profit growth for the full year.
Leading individual detractors from Fund performance included Alexandria Real Estate Equities Inc., Alfen Beheer BV (also known as Alfen NV) and Enphase Energy Inc. Shares of Alexandria Real Estate Equities, an office real estate investment trust, fell amid investor concerns about commercial property vacancies in the U.S. Shares of Alfen Beheer, a Dutch industrial electrical equipment manufacturer, fell after the company reported revenues that were in line with analysts’ expectations. Shares of Enphase Energy, a manufacturer of semiconductor materials and equipment for the solar energy industry, fell after the company issued a weaker-than-expected forecast for the second quarter of 2023.
Relative to the Index, the Fund’s security selection in the industrials sector and its overweight position in the real estate sector were leading detractors from performance, while the Fund’s security selection in the utilities and health care sectors was a leading detractor from relative performance.
HOW WAS THE FUND POSITIONED?
As a result of the adviser’s thematic investment process, the Fund’s largest allocations during the period were to the utilities and real estate sectors and the smallest allocations were to the consumer discretionary and financials sectors. The Fund has no allocations to the materials, energy and consumer staples sectors.
The Fund’s largest thematic allocations were to environmental resilience themes, including electricity infrastructure, water infrastructure and renewables infrastructure. The Fund’s smallest sub-thematic allocations were to social housing (Affordable Housing and Infrastructure sub-theme), education infrastructure (Education and Training Talent sub-theme) and medical infrastructure (Healthcare and Wellbeing sub-theme).

12	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $47.78 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Nasdaq Stock Market® LLC. As of April 30, 2023, the closing price was $47.91.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Iberdrola SA (Spain)	4.1%
2.	SSE plc (United Kingdom)	3.6
3.	NextEra Energy, Inc.	3.6
4.	HCA Healthcare, Inc.	3.5
5.	Union Pacific Corp.	3.4
6.	Canadian National Railway Co. (Canada)	3.4
7.	Xylem, Inc.	3.0
8.	Cellnex Telecom SA (Spain)	2.9
9.	Alexandria Real Estate Equities, Inc.	2.9
10.	Prologis, Inc.	2.8

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United States	41.0%
United Kingdom	12.6
Spain	12.3
Germany	4.1
Italy	4.1
Australia	3.6
Canada	3.4
France	2.9
China	2.7
Belgium	2.4
South Korea	2.0
Brazil	1.5
Netherlands	1.5
Austria	1.1
Japan	1.0
Denmark	1.0
Others (each less than 1.0%)	0.7
Short-Term Investments	2.1

April 30, 2023	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Sustainable Infrastructure ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)
TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	CUMULATIVE SINCE INCEPTION
JPMorgan Sustainable Infrastructure ETF
Net Asset Value	September 7, 2022	12.05%	0.28%
Market Price		12.09	0.55

*	Not annualized.
LIFE OF FUND PERFORMANCE (9/7/22 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on September 7, 2022.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Sustainable Infrastructure ETF and the MSCI ACWI Index (net total return) from September 7, 2022 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI ACWI Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed and emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.7%
Canada — 1.7%
West Fraser Timber Co. Ltd.	5,014	362,676
China — 0.9%
Contemporary Amperex Technology Co. Ltd., Class A	3,420	114,460
NARI Technology Co. Ltd., Class A *	23,100	87,332
		201,792
Denmark — 1.0%
Orsted A/S (a)	1,074	96,392
Vestas Wind Systems A/S *	4,530	125,348
		221,740
Finland — 2.5%
UPM-Kymmene OYJ	16,602	529,445
France — 5.3%
Dassault Systemes SE	17,008	690,451
Neoen SA (a)	3,222	96,735
Nexans SA	1,058	91,033
SPIE SA	8,201	255,978
		1,134,197
Germany — 11.2%
Encavis AG *	5,461	94,433
Infineon Technologies AG	24,102	877,717
Mercedes-Benz Group AG	9,737	759,350
Siemens AG (Registered)	4,199	692,131
		2,423,631
Ireland — 1.5%
Kingspan Group plc	4,635	321,204
Italy — 2.3%
Ariston Holding NV	4,127	47,133
Prysmian SpA	10,964	448,709
		495,842
Japan — 5.7%
Daikin Industries Ltd.	2,300	417,752
Keyence Corp.	1,600	721,530
Kurita Water Industries Ltd.	2,300	96,390
		1,235,672
Netherlands — 1.1%
Alfen N.V. * (a)	1,415	114,487
Arcadis NV	2,947	121,737
		236,224
Norway — 0.3%
TOMRA Systems ASA	3,974	60,939
INVESTMENTS	SHARES	VALUE($)

South Korea — 5.9%
LG Energy Solution Ltd. *	1,491	649,831
Samsung SDI Co. Ltd.	1,181	612,906
		1,262,737
Spain — 4.4%
EDP Renovaveis SA *	5,217	115,962
Iberdrola SA	56,455	731,549
Solaria Energia y Medio Ambiente SA *	5,693	89,817
		937,328
Sweden — 2.6%
Boliden AB *	3,391	121,184
Nibe Industrier AB, Class B	39,963	447,461
		568,645
Switzerland — 6.9%
ABB Ltd. (Registered)	18,705	674,758
DSM-Firmenich AG *	830	108,615
Sika AG (Registered)	2,585	714,036
		1,497,409
United Kingdom — 4.3%
CNH Industrial NV	36,976	521,361
Spirax-Sarco Engineering plc	758	105,923
SSE plc	12,652	291,922
		919,206
United States — 40.1%
AGCO Corp.	3,429	424,990
Array Technologies, Inc. *	2,797	57,199
Autodesk, Inc. *	3,190	621,380
Brookfield Renewable Corp.	3,929	131,268
Carrier Global Corp.	15,781	659,961
Cognex Corp.	8,135	387,958
Deere & Co.	1,638	619,197
Eaton Corp. plc	560	93,587
Enphase Energy, Inc. *	488	80,130
Evoqua Water Technologies Corp. *	4,440	219,558
Johnson Controls International plc	1,948	116,568
Linde plc	607	224,256
NextEra Energy, Inc.	9,569	733,272
Rayonier, Inc., REIT	8,711	273,177
Schneider Electric SE	5,268	918,697
Shoals Technologies Group, Inc., Class A *	2,187	45,686
SolarEdge Technologies, Inc. *	716	204,511
TE Connectivity Ltd.	1,589	194,446
Tetra Tech, Inc.	2,254	311,886
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Trane Technologies plc	4,752	882,969
Trex Co., Inc. *	2,030	110,960
Trimble, Inc. *	1,638	77,150
Weyerhaeuser Co., REIT	16,883	504,971
Xylem, Inc.	7,318	759,901
		8,653,678
Total Common Stocks (Cost $22,305,287)		21,062,365
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (b) (c)(Cost $70,422)	70,388	70,409
Total Investments — 98.0% (Cost $22,375,709)		21,132,774
Other Assets Less Liabilities — 2.0%		432,336
NET ASSETS — 100.0%		21,565,110

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	16.2%
Building Products	14.0
Machinery	13.3
Electronic Equipment, Instruments & Components	9.4
Electric Utilities	8.8
Software	6.2
Semiconductors & Semiconductor Equipment	5.5
Chemicals	4.4
Paper & Forest Products	4.2
Specialized REITs	3.7
Automobiles	3.6
Industrial Conglomerates	3.3
Commercial Services & Supplies	2.7
Independent Power and Renewable Electricity Producers	2.5
Others (each less than 1.0%)	1.9
Short-Term Investments	0.3
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Australia — 3.5%
IDP Education Ltd.	16,045	301,434
Stockland, REIT	39,708	117,709
		419,143
Belgium — 1.0%
KBC Group NV	1,763	126,034
Brazil — 1.2%
Raia Drogasil SA	28,008	147,570
China — 1.6%
NXP Semiconductors NV	1,152	188,628
Denmark — 2.7%
Novo Nordisk A/S, Class B	1,991	331,212
France — 3.4%
Vinci SA	3,321	410,778
Germany — 1.4%
adidas AG	946	166,596
Hong Kong — 1.3%
AIA Group Ltd.	14,800	161,129
India — 2.6%
HDFC Bank Ltd., ADR *	4,518	315,356
Indonesia — 1.1%
Bank Rakyat Indonesia Persero Tbk. PT	376,200	131,098
Ireland — 2.2%
Kerry Group plc, Class A	1,250	131,656
Kingspan Group plc	2,041	141,441
		273,097
Japan — 5.5%
Katitas Co. Ltd.	5,400	105,456
LITALICO, Inc.	3,100	55,552
Recruit Holdings Co. Ltd.	3,800	106,604
T&D Holdings, Inc.	9,900	121,239
Tokio Marine Holdings, Inc.	5,400	108,578
Tokyo Electron Ltd.	1,500	171,758
		669,187
Mexico — 2.1%
Wal-Mart de Mexico SAB de CV	63,621	256,437
Netherlands — 6.8%
ASML Holding NV	568	360,460
Koninklijke Ahold Delhaize NV	8,075	277,656
NN Group NV	4,854	181,008
		819,124
INVESTMENTS	SHARES	VALUE($)

Nigeria — 1.0%
Airtel Africa plc (a)	84,262	127,196
Peru — 1.0%
Credicorp Ltd.	909	123,151
Portugal — 1.6%
Jeronimo Martins SGPS SA	7,874	198,702
Puerto Rico — 0.5%
EVERTEC, Inc.	1,737	60,257
South Africa — 0.9%
Vodacom Group Ltd.	15,838	108,559
Switzerland — 1.8%
DSM-Firmenich AG *	1,067	139,629
Sika AG (Registered)	274	75,685
		215,314
United Kingdom — 7.5%
AstraZeneca plc	1,203	177,037
Reckitt Benckiser Group plc	1,557	125,821
RELX plc	13,046	434,676
Taylor Wimpey plc	102,781	165,875
		903,409
United States — 46.9%
AbbVie, Inc.	1,530	231,214
Alphabet, Inc., Class A *	2,907	312,037
Analog Devices, Inc.	909	163,511
Boston Scientific Corp. *	5,329	277,748
CSX Corp.	2,844	87,140
Deere & Co.	640	241,933
Dollar General Corp.	537	118,924
DR Horton, Inc.	1,845	202,618
Fiserv, Inc. *	1,134	138,484
HCA Healthcare, Inc.	218	62,638
Intuitive Surgical, Inc. *	811	244,289
Lam Research Corp.	304	159,320
Mastercard, Inc., Class A	747	283,882
Microsoft Corp.	2,557	785,664
NIKE, Inc., Class B	1,580	200,218
Pathward Financial, Inc.	1,854	82,559
Roche Holding AG	502	157,196
Skyline Champion Corp. *	2,709	200,927
SLM Corp.	5,463	82,054
Sun Communities, Inc., REIT	1,233	171,301
Thermo Fisher Scientific, Inc.	278	154,262
Union Pacific Corp.	720	140,904
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Social Advancement ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
UnitedHealth Group, Inc.	798	392,688
Vertex Pharmaceuticals, Inc. *	681	232,037
Visa, Inc., Class A	1,075	250,185
Waste Connections, Inc.	2,215	308,217
		5,681,950
Total Common Stocks (Cost $10,411,087)		11,833,927
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (b) (c)(Cost $189,162)	189,140	189,197
Total Investments — 99.2% (Cost $10,600,249)		12,023,124
Other Assets Less Liabilities — 0.8%		96,795
NET ASSETS — 100.0%		12,119,919

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	8.7%
Consumer Staples Distribution & Retail	8.3
Pharmaceuticals	6.7
Software	6.5
Banks	6.5
Financial Services	6.1
Insurance	4.8
Household Durables	4.7
Professional Services	4.5
Health Care Equipment & Supplies	4.3
Biotechnology	3.8
Health Care Providers & Services	3.8
Construction & Engineering	3.4
Textiles, Apparel & Luxury Goods	3.0
Diversified Consumer Services	3.0
Interactive Media & Services	2.6
Commercial Services & Supplies	2.6
Machinery	2.0
Wireless Telecommunication Services	2.0
Ground Transportation	1.9
Residential REITs	1.4
Life Sciences Tools & Services	1.3
Building Products	1.2
Food Products	1.1
Household Products	1.0
Diversified REITs	1.0
Others (each less than 1.0%)	2.2
Short-Term Investments	1.6
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Australia — 2.6%
Brambles Ltd.	31,044	294,074
Canada — 2.0%
Ritchie Bros Auctioneers, Inc.	1,216	69,575
West Fraser Timber Co. Ltd.	2,217	160,362
		229,937
China — 2.5%
Chacha Food Co. Ltd., Class A *	8,400	52,591
NXP Semiconductors NV	1,416	231,856
		284,447
Denmark — 1.7%
Novo Nordisk A/S, Class B	1,195	198,794
Finland — 1.9%
Neste OYJ	2,265	109,772
UPM-Kymmene OYJ	3,538	112,828
		222,600
France — 2.6%
Dassault Systemes SE	3,466	140,704
Legrand SA	1,613	152,677
		293,381
Germany — 5.6%
GEA Group AG	2,971	139,735
Infineon Technologies AG	6,058	220,613
Siemens AG (Registered)	926	152,635
Symrise AG	1,130	136,529
		649,512
Ireland — 2.9%
Kerry Group plc, Class A	1,865	196,431
Kingspan Group plc	1,966	136,243
		332,674
Japan — 6.6%
FANUC Corp.	5,500	185,742
Hitachi Ltd.	2,100	116,161
Keyence Corp.	500	225,478
Kurita Water Industries Ltd.	2,300	96,390
Topcon Corp.	9,900	141,017
		764,788
Netherlands — 2.4%
ASML Holding NV	430	272,883
INVESTMENTS	SHARES	VALUE($)

Norway — 1.5%
Norsk Hydro ASA	15,451	113,705
TOMRA Systems ASA	4,095	62,794
		176,499
Sweden — 1.1%
Boliden AB *	3,490	124,722
Switzerland — 5.0%
DSM-Firmenich AG *	1,154	151,014
SIG Group AG	11,064	296,135
Sika AG (Registered)	465	128,444
		575,593
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,033	255,682
United Kingdom — 3.8%
CNH Industrial NV	11,511	162,305
Tate & Lyle plc	26,799	274,793
		437,098
United States — 53.8%
AGCO Corp.	1,033	128,030
Airbnb, Inc., Class A *	651	77,905
Autodesk, Inc. *	1,204	234,527
Cadence Design Systems, Inc. *	706	147,872
Carrier Global Corp.	4,872	203,747
Danaher Corp.	1,080	255,863
Darling Ingredients, Inc. *	2,651	157,920
Deere & Co.	743	280,869
Dover Corp.	1,393	203,601
Ecolab, Inc.	1,538	258,138
Elevance Health, Inc.	373	174,806
Energy Recovery, Inc. *	3,977	89,602
Evoqua Water Technologies Corp. *	1,558	77,043
General Mills, Inc.	1,144	101,393
Hologic, Inc. *	1,029	88,504
International Flavors & Fragrances, Inc.	1,284	124,497
Intuitive Surgical, Inc. *	435	131,031
LKQ Corp.	2,459	141,958
Nestle SA (Registered)	1,531	196,411
NIKE, Inc., Class B	2,152	272,701
Rayonier, Inc., REIT	4,117	129,109
Roche Holding AG	687	215,127
Rockwell Automation, Inc.	574	162,677
Schneider Electric SE	1,063	185,379
Sprouts Farmers Market, Inc. *	2,002	69,389
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Sustainable Consumption ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Tetra Tech, Inc.	1,882	260,412
Trane Technologies plc	1,913	355,455
Trex Co., Inc. *	2,415	132,004
Trimble, Inc. *	4,576	215,530
UnitedHealth Group, Inc.	530	260,808
Valmont Industries, Inc.	553	160,680
Weyerhaeuser Co., REIT	8,071	241,404
Xylem, Inc.	2,910	302,174
Zoetis, Inc.	891	156,620
		6,193,186
Total Common Stocks (Cost $10,631,916)		11,305,870
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)(Cost $97,937)	97,908	97,938
Total Investments — 99.1% (Cost $10,729,853)		11,403,808
Other Assets Less Liabilities — 0.9%		108,519
NET ASSETS — 100.0%		11,512,327

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	15.1%
Semiconductors & Semiconductor Equipment	8.6
Food Products	8.6
Building Products	7.3
Pharmaceuticals	6.3
Chemicals	5.7
Commercial Services & Supplies	5.5
Electronic Equipment, Instruments & Components	5.1
Software	4.6
Electrical Equipment	4.4
Health Care Providers & Services	3.8
Specialized REITs	3.2
Containers & Packaging	2.6
Paper & Forest Products	2.4
Textiles, Apparel & Luxury Goods	2.4
Industrial Conglomerates	2.4
Life Sciences Tools & Services	2.2
Metals & Mining	2.1
Health Care Equipment & Supplies	1.9
Construction & Engineering	1.4
Distributors	1.2
Oil, Gas & Consumable Fuels	1.0
Others (each less than 1.0%)	1.3
Short-Term Investments	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Australia — 3.6%
Goodman Group, REIT	16,348	210,752
NEXTDC Ltd. *	15,926	122,209
Ramsay Health Care Ltd.	1,199	51,559
		384,520
Austria — 1.1%
Verbund AG	1,298	115,601
Belgium — 2.4%
Cofinimmo SA, REIT	1,155	110,343
Elia Group SA/NV	587	80,489
Warehouses De Pauw CVA, REIT	2,346	70,149
		260,981
Brazil — 1.5%
Transmissora Alianca de Energia Eletrica SA	22,692	165,647
Canada — 3.4%
Canadian National Railway Co.	3,023	360,553
China — 2.7%
China Longyuan Power Group Corp. Ltd., Class H	66,000	69,265
Contemporary Amperex Technology Co. Ltd., Class A	1,620	54,218
NARI Technology Co. Ltd., Class A *	44,500	168,237
		291,720
Denmark — 1.0%
Orsted A/S (a)	1,181	105,995
France — 2.9%
Engie SA	12,582	201,366
Getlink SE	3,409	63,712
Neoen SA (a)	1,442	43,293
		308,371
Germany — 4.1%
E.ON SE	12,163	160,889
Encavis AG *	2,849	49,266
Vonovia SE	10,796	234,149
		444,304
Italy — 4.0%
Enel SpA	15,723	107,421
Infrastrutture Wireless Italiane SpA (a)	4,955	68,773
Terna - Rete Elettrica Nazionale	29,838	258,270
		434,464
Japan — 1.0%
Kurita Water Industries Ltd.	2,600	108,963
INVESTMENTS	SHARES	VALUE($)

Netherlands — 1.5%
Alfen N.V. * (a)	2,007	162,385
Singapore — 0.7%
Parkway Life, REIT	26,500	77,180
South Korea — 2.0%
Samsung SDI Co. Ltd.	415	215,374
Spain — 12.2%
Cellnex Telecom SA (a)	7,372	310,391
Corp. ACCIONA Energias Renovables SA *	4,931	177,058
EDP Renovaveis SA *	4,792	106,515
Endesa SA	8,565	192,136
Iberdrola SA	33,538	434,589
Solaria Energia y Medio Ambiente SA *	5,942	93,745
		1,314,434
United Kingdom — 12.6%
Assura plc, REIT	313,292	200,408
Grainger plc	54,131	175,923
LondonMetric Property plc, REIT	52,238	126,690
National Grid plc	5,844	83,791
SSE plc	16,967	391,483
UNITE Group plc (The), REIT	18,238	220,065
United Utilities Group plc	11,318	153,749
		1,352,109
United States — 40.9%
Alexandria Real Estate Equities, Inc., REIT	2,475	307,345
American Tower Corp., REIT	731	149,409
CMS Energy Corp.	3,331	207,388
Enphase Energy, Inc. *	407	66,829
Equinix, Inc., REIT	312	225,913
Essential Utilities, Inc.	2,494	106,494
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT	2,186	62,039
HCA Healthcare, Inc.	1,323	380,138
Itron, Inc. *	1,193	63,706
Medical Properties Trust, Inc., REIT	12,233	107,283
NextEra Energy, Inc.	5,024	384,989
Norfolk Southern Corp.	508	103,139
Physicians Realty Trust, REIT	3,554	51,249
Prologis, Inc., REIT	2,415	302,479
SBA Communications Corp., REIT	691	180,275
Sempra Energy	1,083	168,396
Skyline Champion Corp. *	1,031	76,469
SolarEdge Technologies, Inc. *	738	210,795
Union Pacific Corp.	1,857	363,415
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Sustainable Infrastructure ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Ventas, Inc., REIT	3,249	156,114
Welltower, Inc., REIT	3,095	245,186
Weyerhaeuser Co., REIT	4,925	147,307
Xylem, Inc.	3,121	324,085
		4,390,442
Total Common Stocks (Cost $10,441,323)		10,493,043
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (b) (c)(Cost $229,764)	229,690	229,759
Total Investments — 99.8% (Cost $10,671,087)		10,722,802
Other Assets Less Liabilities — 0.2%		25,606
NET ASSETS — 100.0%		10,748,408

Percentages indicated are based on net assets.

Abbreviations
CVA	Dutch Certification
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	20.9%
Health Care REITs	8.8
Ground Transportation	7.7
Multi-Utilities	7.7
Industrial REITs	6.6
Specialized REITs	6.6
Independent Power and Renewable Electricity Producers	5.0
Machinery	4.0
Health Care Providers & Services	4.0
Real Estate Management & Development	3.8
Electrical Equipment	3.6
Diversified Telecommunication Services	3.5
Office REITs	2.9
Electronic Equipment, Instruments & Components	2.6
Semiconductors & Semiconductor Equipment	2.6
Water Utilities	2.4
Residential REITs	2.1
IT Services	1.2
Others (each less than 1.0%)	1.9
Short-Term Investments	2.1
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited)

	JPMorgan Climate Change Solutions ETF	JPMorgan Social Advancement ETF	JPMorgan Sustainable Consumption ETF	JPMorgan Sustainable Infrastructure ETF
ASSETS:
Investments in non-affiliates, at value	$21,062,365	$11,833,927	$11,305,870	$10,493,043
Investments in affiliates, at value	70,409	189,197	97,938	229,759
Cash	394,030	71,833	87,408	52,994
Foreign currency, at value	—	—	—	694
Receivables:
Investment securities sold	—	—	—	333,806
Dividends from non-affiliates	25,929	28,400	21,289	7,849
Dividends from affiliates	9	26	13	31
Tax reclaims	23,209	3,397	5,021	662
Total Assets	21,575,951	12,126,780	11,517,539	11,118,838
LIABILITIES:
Payables:
Foreign currency due to custodian, at value	2,121	2,105	584	—
Investment securities purchased	—	—	—	366,145
Accrued liabilities:
Management fees (See Note 3.A.)	8,720	4,756	4,628	4,285
Total Liabilities	10,841	6,861	5,212	370,430
Net Assets	$21,565,110	$12,119,919	$11,512,327	$10,748,408
NET ASSETS:
Paid-in-Capital	$26,388,065	$10,723,102	$10,721,311	$10,624,193
Total distributable earnings (loss)	(4,822,955)	1,396,817	791,016	124,215
Total Net Assets	$21,565,110	$12,119,919	$11,512,327	$10,748,408
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	550,000	225,000	225,000	225,000
Net asset value, per share	$39.21	$53.87	$51.17	$47.77
Cost of investments in non-affiliates	$22,305,287	$10,411,087	$10,631,916	$10,441,323
Cost of investments in affiliates	70,422	189,162	97,937	229,764
Cost of foreign currency	—	—	—	696
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	23

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited)

	JPMorgan Climate Change Solutions ETF	JPMorgan Social Advancement ETF	JPMorgan Sustainable Consumption ETF	JPMorgan Sustainable Infrastructure ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$5	$30	$37
Interest income from affiliates	1,301	337	332	333
Dividend income from non-affiliates	146,053	115,465	95,521	100,826
Dividend income from affiliates	1,933	7,117	2,915	4,109
Non-cash dividend income from non-affiliates	10,997	—	—	6,914
Income from securities lending (net) (See Note 2.C.)	288	—	—	—
Foreign taxes withheld (net)	(12,855)	(10,157)	(5,722)	(8,144)
Total investment income	147,718	112,767	93,076	104,075
EXPENSES:
Management fees (See Note 3.A.)	52,091	27,635	27,504	25,506
Total expenses	52,091	27,635	27,504	25,506
Net investment income (loss)	95,627	85,132	65,572	78,569
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(519,366)	(24,254)	67,806	30,991
Investments in affiliates	35	(90)	(9)	(3)
Foreign currency transactions	(3,452)	1,922	1,788	1,155
Net realized gain (loss)	(522,783)	(22,422)	69,585	32,143
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	2,651,243	1,464,272	845,426	1,048,805
Investments in affiliates	(13)	107	89	28
Foreign currency translations	1,588	178	79	(7)
Change in net unrealized appreciation/depreciation	2,652,818	1,464,557	845,594	1,048,826
Net realized/unrealized gains (losses)	2,130,035	1,442,135	915,179	1,080,969
Change in net assets resulting from operations	$2,225,662	$1,527,267	$980,751	$1,159,538
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2023

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Climate Change Solutions ETF		JPMorgan Social Advancement ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$95,627	$236,078	$85,132	$14,136
Net realized gain (loss)	(522,783)	(3,152,866)	(22,422)	(42,592)
Change in net unrealized appreciation/depreciation	2,652,818	(3,895,303)	1,464,557	(41,602)
Change in net assets resulting from operations	2,225,662	(6,812,091)	1,527,267	(70,058)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(221,238)	(15,288)	(60,392)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	26,388,065	—	10,723,102
NET ASSETS:
Change in net assets	2,004,424	19,560,686	1,466,875	10,653,044
Beginning of period	19,560,686	—	10,653,044	—
End of period	$21,565,110	$19,560,686	$12,119,919	$10,653,044
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$26,388,065	$—	$10,723,102
Total change in net assets resulting from capital transactions	$—	$26,388,065	$—	$10,723,102
SHARE TRANSACTIONS:
Issued	—	550,000	—	225,000
Net increase (decrease) in shares from share transactions	—	550,000	—	225,000

(a)
Commencement of operations was December 13, 2021.
(b)
Commencement of operations was September 7, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	25

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Sustainable Consumption ETF		JPMorgan Sustainable Infrastructure ETF
	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)	Six Months Ended April 30, 2023 (Unaudited)	Period Ended October 31, 2022 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,572	$9,414	$78,569	$8,521
Net realized gain (loss)	69,585	16,687	32,143	29,434
Change in net unrealized appreciation/depreciation	845,594	(171,673)	1,048,826	(997,062)
Change in net assets resulting from operations	980,751	(145,572)	1,159,538	(959,107)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(44,163)	—	(76,216)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	10,721,311	—	10,624,193
NET ASSETS:
Change in net assets	936,588	10,575,739	1,083,322	9,665,086
Beginning of period	10,575,739	—	9,665,086	—
End of period	$11,512,327	$10,575,739	$10,748,408	$9,665,086
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$10,721,311	$—	$10,624,193
Total change in net assets resulting from capital transactions	$—	$10,721,311	$—	$10,624,193
SHARE TRANSACTIONS:
Issued	—	225,000	—	225,000
Net increase (decrease) in shares from share transactions	—	225,000	—	225,000

(a)
Commencement of operations was September 7, 2022.
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

27

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Climate Change Solutions ETF
Six Months Ended April 30, 2023 (Unaudited)	$35.56	$0.17	$3.88	$4.05	$(0.40)
December 13, 2021 (f) through October 31, 2022	48.00	0.43	(12.84)	(12.41)	(0.03)
JPMorgan Social Advancement ETF
Six Months Ended April 30, 2023 (Unaudited)	47.35	0.38	6.41	6.79	(0.27)
September 7, 2022 (f) through October 31, 2022	48.00	0.07	(0.72)	(0.65)	—
JPMorgan Sustainable Consumption ETF
Six Months Ended April 30, 2023 (Unaudited)	47.00	0.29	4.08	4.37	(0.20)
September 7, 2022 (f) through October 31, 2022	48.00	0.04	(1.04)	(1.00)	—
JPMorgan Sustainable Infrastructure ETF
Six Months Ended April 30, 2023 (Unaudited)	42.96	0.35	4.80	5.15	(0.34)
September 7, 2022 (f) through October 31, 2022	48.00	0.04	(5.08)	(5.04)	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate (c)

$39.21	$39.33	11.44%	11.31%	$21,565,110	0.49%	0.90%	15%
35.56	35.71	(25.87)	(25.56)(g)	19,560,686	0.49	1.26	32

53.87	53.96	14.39	14.36	12,119,919	0.49	1.50	12
47.35	47.44	(1.35)	(1.17)(g)	10,653,044	0.49	1.00	6

51.17	51.20	9.31	9.03	11,512,327	0.49	1.16	23
47.00	47.15	(2.08)	(1.77)(g)	10,575,739	0.49	0.66	1

47.77	47.91	12.02	12.09	10,748,408	0.49	1.50	30
42.96	43.06	(10.50)	(10.29)(g)	9,665,086	0.49	0.64	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	29

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Climate Change Solutions ETF	Non-Diversified
JPMorgan Social Advancement ETF	Non-Diversified
JPMorgan Sustainable Consumption ETF	Non-Diversified
JPMorgan Sustainable Infrastructure ETF	Non-Diversified
The investment objective of JPMorgan Climate Change Solutions ETF (“Climate Change Solutions ETF”) is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
The investment objective of JPMorgan Social Advancement ETF ("Social Advancement ETF") is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are facilitating social and economic advancement.
The investment objective of JPMorgan Sustainable Consumption ETF ("Sustainable Consumption ETF") is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions that help preserve natural resources, improve resource use, or reduce waste.
The investment objective of JPMorgan Sustainable Infrastructure ETF ("Sustainable Infrastructure ETF") is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are well-positioned to develop the infrastructure required to facilitate a sustainable and inclusive economy.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Climate Change Solutions ETF	NYSE Arca
Social Advancement ETF	Nasdaq Stock Market® LLC
Sustainable Consumption ETF	Nasdaq Stock Market® LLC
Sustainable Infrastructure ETF	Nasdaq Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2023

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Climate Change Solutions ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$362,676	$—	$—	$362,676
China	—	201,792	—	201,792
Denmark	—	221,740	—	221,740
Finland	—	529,445	—	529,445
France	—	1,134,197	—	1,134,197
Germany	—	2,423,631	—	2,423,631
Ireland	—	321,204	—	321,204
Italy	—	495,842	—	495,842
Japan	—	1,235,672	—	1,235,672
Netherlands	—	236,224	—	236,224
Norway	—	60,939	—	60,939
South Korea	—	1,262,737	—	1,262,737
Spain	—	937,328	—	937,328

April 30, 2023	J.P. Morgan Exchange-Traded Funds	31

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
Climate Change Solutions ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$568,645	$—	$568,645
Switzerland	108,615	1,388,794	—	1,497,409
United Kingdom	521,361	397,845	—	919,206
United States	7,734,981	918,697	—	8,653,678
Total Common Stocks	8,727,633	12,334,732	—	21,062,365
Short-Term Investments
Investment Companies	70,409	—	—	70,409
Total Investments in Securities	$8,798,042	$12,334,732	$—	$21,132,774

Social Advancement ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$419,143	$—	$419,143
Belgium	—	126,034	—	126,034
Brazil	147,570	—	—	147,570
China	188,628	—	—	188,628
Denmark	—	331,212	—	331,212
France	—	410,778	—	410,778
Germany	—	166,596	—	166,596
Hong Kong	—	161,129	—	161,129
India	315,356	—	—	315,356
Indonesia	—	131,098	—	131,098
Ireland	—	273,097	—	273,097
Japan	—	669,187	—	669,187
Mexico	256,437	—	—	256,437
Netherlands	—	819,124	—	819,124
Nigeria	—	127,196	—	127,196
Peru	123,151	—	—	123,151
Portugal	—	198,702	—	198,702
Puerto Rico	60,257	—	—	60,257
South Africa	—	108,559	—	108,559
Switzerland	139,629	75,685	—	215,314
United Kingdom	—	903,409	—	903,409
United States	5,524,754	157,196	—	5,681,950
Total Common Stocks	6,755,782	5,078,145	—	11,833,927
Short-Term Investments
Investment Companies	189,197	—	—	189,197
Total Investments in Securities	$6,944,979	$5,078,145	$—	$12,023,124

32	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Sustainable Consumption ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$294,074	$—	$294,074
Canada	229,937	—	—	229,937
China	231,856	52,591	—	284,447
Denmark	—	198,794	—	198,794
Finland	—	222,600	—	222,600
France	—	293,381	—	293,381
Germany	—	649,512	—	649,512
Ireland	—	332,674	—	332,674
Japan	—	764,788	—	764,788
Netherlands	—	272,883	—	272,883
Norway	—	176,499	—	176,499
Sweden	—	124,722	—	124,722
Switzerland	151,014	424,579	—	575,593
Taiwan	255,682	—	—	255,682
United Kingdom	162,305	274,793	—	437,098
United States	5,596,269	596,917	—	6,193,186
Total Common Stocks	6,627,063	4,678,807	—	11,305,870
Short-Term Investments
Investment Companies	97,938	—	—	97,938
Total Investments in Securities	$6,725,001	$4,678,807	$—	$11,403,808

Sustainable Infrastructure ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$384,520	$—	$384,520
Austria	—	115,601	—	115,601
Belgium	—	260,981	—	260,981
Brazil	165,647	—	—	165,647
Canada	360,553	—	—	360,553
China	—	291,720	—	291,720
Denmark	—	105,995	—	105,995
France	—	308,371	—	308,371
Germany	—	444,304	—	444,304
Italy	—	434,464	—	434,464
Japan	—	108,963	—	108,963
Netherlands	—	162,385	—	162,385
Singapore	—	77,180	—	77,180
South Korea	—	215,374	—	215,374
Spain	—	1,314,434	—	1,314,434
United Kingdom	376,331	975,778	—	1,352,109
United States	4,390,442	—	—	4,390,442
Total Common Stocks	5,292,973	5,200,070	—	10,493,043

April 30, 2023	J.P. Morgan Exchange-Traded Funds	33

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
Sustainable Infrastructure ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$229,759	$—	$—	$229,759
Total Investments in Securities	$5,522,732	$5,200,070	$—	$10,722,802
B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Climate Change Solutions ETF	$6
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Social Advancement ETF, Sustainable Consumption ETF and Sustainable Infrastructure ETF did not lend out any securities during the six months ended April 30, 2023.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2023

D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Climate Change Solutions ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$—	$418,329	$347,942	$35	$(13)	$70,409	70,388	$1,933	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

Social Advancement ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$421,937	$459,180	$691,937	$(90)	$107	$189,197	189,140	$7,117	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

Sustainable Consumption ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$295,959	$498,302	$696,403	$(9)	$89	$97,938	97,908	$2,915	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

Sustainable Infrastructure ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$109,193	$806,867	$686,326	$(3)	$28	$229,759	229,690	$4,109	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	35

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
I. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared  and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Climate Change Solutions ETF	0.49%
Social Advancement ETF	0.49
Sustainable Consumption ETF	0.49
Sustainable Infrastructure ETF	0.49
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2023

B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Climate Change Solutions ETF	$3,097,663	$3,414,412
Social Advancement ETF	1,551,456	1,325,424
Sustainable Consumption ETF	2,722,928	2,536,771
Sustainable Infrastructure ETF	3,100,937	3,165,902
During the six months ended April 30, 2023, there were no purchases or sales of U.S. Government securities.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Climate Change Solutions ETF	$22,375,709	$859,356	$2,102,291	$(1,242,935)
Social Advancement ETF	10,600,249	1,572,859	149,984	1,422,875
Sustainable Consumption ETF	10,729,853	995,856	321,901	673,955
Sustainable Infrastructure ETF	10,671,087	689,221	637,506	51,715

April 30, 2023	J.P. Morgan Exchange-Traded Funds	37

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
At October 31, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
Climate Change Solutions ETF	$3,132,707
Social Advancement ETF	62,027
Sustainable Consumption ETF	5,164
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of April 30, 2023, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Climate Change Solutions ETF	82%
Social Advancement ETF	89
Sustainable Consumption ETF	89
Sustainable Infrastructure ETF	89
Climate Change Solutions ETF’s investment strategy may result in the Climate Change Solutions ETF investing in securities or industry sectors that underperform the market. The Climate Change Solutions ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address climate change and benefit from growing demand for such solutions will result in exposure to certain market segments including transportation, construction, food and water, renewable energy and electrification and recycling and reuse. Climate Change Solutions ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. Climate Change Solutions ETF is particularly exposed to, and may be negatively impacted by changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. Companies involved in renewable energy and electrification also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of climate change, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of climate change. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. The Adviser may consider certain factors related to climate change that may cause it to perform differently compared to funds that do not have such considerations. The consideration of these factors may result in the Climate Change Solutions ETF forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for climate change reasons when it

38	J.P. Morgan Exchange-Traded Funds	April 30, 2023

might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the Adviser do not operate as expected when addressing climate changes issues. There are significant differences in interpretations of what it means for a company to have solutions that address climate change.
Social Advancement ETF’s investment strategy and the Adviser’s determinations of what is considered social advancement may result in Social Advancement ETF investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. Social Advancement ETF's focus on securities of issuers that, in the Adviser’s opinion, are facilitating social and economic advancement and benefit from growing demand for investments that are furthering social advancement will result in exposure to certain market segments, including essential amenities, housing and infrastructure, healthcare and wellbeing, education and training, financing, and digital technology. Such focus may result in Social Advancement ETF’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for social advancement reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing social advancement issues. Social Advancement ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the Adviser considers in evaluating social advancement and exposure to a sub-theme may change over time. There may also be differences in interpretations of what it means for a company to “facilitate social and economic advancement.” The portfolio decisions that the Adviser makes may differ with other investors’ or investment managers’ views. Social Advancement ETF is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of affordable housing and medical facilities, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in electrical and water engineering and advancements in technology, including digital technology and changes in governmental policies relating to Social Advancement ETF’s sub-themes, may affect investments which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on essential amenities, affordable housing, education and training, medical and wellbeing, and digital infrastructure.
Sustainable Consumption ETF’s investment strategy and the Adviser’s determinations of what is considered sustainable consumption may result in Sustainable Consumption ETF investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. Sustainable Consumption ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to facilitate sustainable consumption and benefit from growing demand for such investments will result in exposure to certain market segments, including water, agriculture, production, materials and design, and recycling and reuse. Such focus may result in Sustainable Consumption ETF’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. Sustainable Consumption ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the Adviser considers in evaluating sustainable consumption and exposure to a sub-theme may change over time. There may also be differences in interpretations of what it means for a company to help “preserve natural resources, improve resource use, or reduce waste.” The portfolio decisions that the Adviser makes may differ with other investors’ or investment managers’ views. Sustainable Consumption ETF is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions and government regulation of natural resources, agriculture and manufacturing, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in water, agricultural, or industrial engineering and advancements in technology, including digital technology and changes in governmental policies relating to Sustainable Consumption ETF’s sub-themes, may affect investments which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on water systems, agriculture, production, materials and design, and recycling and reuse.
Sustainable Infrastructure ETF’s investment strategy and the Adviser’s determinations of what is considered sustainable infrastructure may result in Sustainable Infrastructure ETF investing in securities or industry sectors that underperform the market and other funds that do not have the same considerations. Sustainable Infrastructure ETF’s focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address sustainable infrastructure and benefit from growing demand for such solutions will result in exposure to certain market segments, including certain types of utilities, electricity, renewables, transportation, water, digital, sustainable logistics, and medical. Such focus may result in Sustainable Infrastructure ETF’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for sustainability reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies selected for their relation to the sub-themes do not operate as expected when addressing sustainability issues. Sustainable Infrastructure ETF will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of funds that are more diversified. The factors that the Adviser considers in evaluating sustainable infrastructure may change over time. There may also be differences in interpretations of what it means for a company to “facilitate a sustainable and inclusive economy.” The portfolio decisions that the Adviser makes may differ with other investors’ or investment managers’ views. Sustainable Infrastructure ETF is particularly exposed to, and may be negatively impacted by changes in global and regional standards, environmental protection regulatory actions, government regulation of medical facilities, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. In addition, scientific developments, such as breakthroughs in electrical and water engineering and advancements in technology, including digital technology and changes in governmental policies relating to infrastructure, may affect investments in infrastructure

April 30, 2023	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, transportation, and digital infrastructure.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments  as follows:
	Climate Change Solutions ETF	Sustainable Infrastructure ETF
Germany	11.5%	— %
Spain	—	12.3
United Kingdom	—	12.6
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil  and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Funds each invest a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2022, and continued to hold your shares at the end of the reporting period, April 30, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan Climate Change Solutions ETF
Actual	$1,000.00	$1,114.40	$2.57	0.49%
Hypothetical	1,000.00	1,022.37	2.46	0.49
JPMorgan Social Advancement ETF
Actual	1,000.00	1,143.90	2.60	0.49
Hypothetical	1,000.00	1,022.37	2.46	0.49
JPMorgan Sustainable Consumption ETF
Actual	1,000.00	1,093.10	2.54	0.49
Hypothetical	1,000.00	1,022.37	2.46	0.49
JPMorgan Sustainable Infrastructure ETF
Actual	1,000.00	1,120.20	2.58	0.49
Hypothetical	1,000.00	1,022.37	2.46	0.49

*	Expenses are equal to each Fund's respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	41

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2023

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. April 2023.
SAN-SUS-ETF-423

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan ActiveBuilders International Equity ETF	JIDA	NYSE Arca
JPMorgan International Growth ETF	JIG	NYSE Arca

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 15, 2023 (Unaudited)
Dear Shareholder,
Financial markets largely generated positive returns for the six months ended April 30, 2023, even as rising interest rates, weaker corporate earnings and geopolitical uncertainty weighed on global economic growth. Overall, global equity markets – led by European stocks – generally outperformed bond markets for the reporting period.

“While the effects of rising interest
rates is likely to adversely impact
economic growth in the months
ahead, other factors may aid the
global economic outlook, as energy
prices have trended downward in
recent months and the re-opening of
China’s economy may provide
support for increased global trade.”
— Brian S. Shlissel

While economic growth has slowed in recent quarters, to date, the U.S. has avoided formal entry into a recession. Moreover, inflation has decelerated from last year’s historical highs as energy and electricity prices receded in 2023, allowing the U.S. Federal Reserve in June 2023 to refrain from further raising interest rates for the first time since January 2022, though the central bank stated it may find it necessary to raise rates in the future. The job market in the U.S. remained strong throughout the period as the reported monthly unemployment rate ranged between 3.6% and 3.4% for the six months ended April 30, 2023.
Across Europe, inflationary pressures remained high and both the European Central Bank and the Bank of England continued to raise interest rates during the period. Unemployment across the EU stood at 6%, while the U.K. jobless rate fell to 3.8% in
April 2023. Notably, European equity markets generally outperformed other developed markets during the period, potentially driven by more attractive valuations relative to U.S. companies.
The International Monetary Fund’s (IMF) April 2023 economic outlook warned that global output is likely to decline to 2.8% for 2023, amid weakness in parts of the financial sector, continued inflationary pressures and the ongoing war in Ukraine. Further, the IMF forecast developed market economies to decelerate at a faster pace than emerging market economies.
While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade.  Regardless of the economic backdrop, we believe investors who hold a well-diversified portfolio and a long-term outlook may be better positioned to benefit from opportunities presented by global financial markets. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2023	J.P. Morgan Exchange-Traded Funds	1

J.P. Morgan Exchange-Traded Funds
MARKET OVERVIEW
SIX MONTHS ENDED April 30, 2023 (Unaudited)
Global financial markets largely generated positive returns for the period and completed a rebound from the sell-offs that marked the middle of 2022. Developed markets equity generally outperformed emerging markets equity, while emerging markets debt mostly outperformed developed markets debt.
However, equity markets performance was mixed on a month-to-month basis, even if the overall trend was upward. For the six months ended April 30, 2023, the MSCI EAFE Index returned 24.19%, the MSCI Emerging Markets Index returned 16.36% and the S&P 500 Index returned 8.63%.
Leading central banks continued to raise interest rates throughout the six month period, though the size of increases narrowed in 2023 as the policy response to inflationary pressure grew less aggressive. Notably, the Bank of Japan maintained its negative interest rate policy amid weak consumption data and marginal economic growth.
While global inflation rates remained elevated during the period, they retreated from the 40-year highs reached in 2022 and price data in the U.S. and the Euro Area indicated a slowing trend. Though inflation in the U.K. declined in the final months of 2022, the U.K. consumer price index rose more than expected in 2023.
Lower energy prices were a leading contributor to declining global inflation in the second half of the period. Following Russia’s invasion of Ukraine in late February 2022, the European Union and the U.K. largely avoided an extended energy crisis by securing alternative sources to Russian natural gas and moved to build up reserves of both natural gas and petroleum ahead of the winter months.
Meanwhile, economic activity and aggregate demand in China accelerated after the country’s leadership lifted strict anti-pandemic policies in late 2022. The rebound in China helped to lift equity prices in China and its leading emerging market trading partners. Additionally, investor expectations that central banks in emerging markets may begin to lower interest rates sooner than in developed markets provided support for emerging markets debt.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Active China ETF
FUND COMMENTARY
FOR THE PERIOD March 15, 2023 (FUND INCEPTION) THROUGH April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	(0.58)%
Market Price **	(0.40)%
MSCI China All Shares Index (net total return)	0.04%
Net Assets as of 4/30/2023	$12,406,980
Fund Ticker	JCHI
INVESTMENT OBJECTIVE***
The JPMorgan Active China ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities and equity-related instruments that are economically tied to China and seeks to add value through an investment approach primarily driven by bottom-up stock selection, while being mindful of macro and policy considerations. The Fund leverages research analysts with local expertise to identify what the sub-adviser believes are attractively valued industry leaders.
HOW DID THE FUND PERFORM?
For the period from inception on March 15, 2023 to April 30, 2023, the Fund had a negative absolute return and underperformed the MSCI China All Shares Index (the “Benchmark").
The Fund’s security selection in the financials and industrials sectors was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the communication services sector was the sole sector contributor to relative performance.
Leading individual detractors from relative performance included the Fund’s overweight positions in Kingdee International Software Group Co., China Merchants Bank Co. and China Resources Gas Group Ltd. Shares of Kingdee
International Software Group, a Shenzhen applications software developer, fell amid broad weakness in China’s technology sector during the period. Shares of China Merchants Bank, a Shenzhen commercial and consumer bank, fell after the company reported lower-than-expected income for the first quarter of 2023. Shares of China Resources Gas Group, a China natural gas utility listed in Hong Kong, fell after the company reported a decline in net income for 2022.
Leading individual contributors to relative performance included the Fund’s underweight positions in PDD Holdings Inc. and Baidu Inc., and its overweight position in Flat Glass Group Co. Shares of PDD Holdings, a Shanghai e-commerce retailer that was not held in the Fund, fell after the company reported lower-than-expected earnings and revenue for the fourth quarter of 2023. Shares of Baidu, a Beijing interactive media and services provider not held in the Fund, fell amid broad weakness in China’s technology sector and investor concerns about regulation of artificial intelligence technologies. Shares of Flat Glass Group, a Jiaxing semiconductor materials and equipment manufacturer, rose amid increased global demand for photovoltaic and other so-called flat glass products.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the information technology and utilities sectors and its largest underweight allocations were to the industrials and financials sectors.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active China ETF
FUND COMMENTARY
FOR THE PERIOD March 15, 2023 (FUND INCEPTION) THROUGH April 30, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $47.72 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the inception date net asset value, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $47.81.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Tencent Holdings Ltd. (China)	9.8%
2.	Alibaba Group Holding Ltd. (China)	4.2
3.	China Merchants Bank Co. Ltd., Class H (China)	4.0
4.	Ping An Insurance Group Co. of China Ltd., Class H (China)	3.8
5.	Kweichow Moutai Co. Ltd., Class A (China)	3.5
6.	Meituan (China)	3.3
7.	NetEase, Inc. (China)	3.0
8.	Wanhua Chemical Group Co. Ltd., Class A (China)	2.8
9.	China Petroleum & Chemical Corp., Class H (China)	2.5
10.	Haier Smart Home Co. Ltd., Class H (China)	2.5

PORTFOLIO COMPOSITION BY SECTOR AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Consumer Discretionary	18.6%
Communication Services	14.7
Financials	13.1
Information Technology	12.6
Consumer Staples	11.5
Health Care	7.7
Materials	6.1
Utilities	5.6
Industrials	4.7
Energy	2.5
Real Estate	1.6
Short-Term Investments	1.3

4	J.P. Morgan Exchange-Traded Funds	April 30, 2023

TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	CUMULATIVE SINCE INCEPTION
JPMorgan Active China ETF
Net Asset Value	March 15, 2023	(0.58)%
Market Price		(0.40)
LIFE OF FUND PERFORMANCE (3/15/23 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on March 15, 2023.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active China ETF and MSCI China All Shares Index (net total return) from March 15, 2023 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI China All Shares Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. The MSCI China All Shares Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid-cap Chinese securities represented across China A-shares, B-shares, H-shares, Redchips, P-chips and foreign listings (e.g. ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. It is based on the concept of the integrated MSCI China equity universe with China A-shares included. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Because the Fund invests at least 80% of the value of its assets in equity securities and equity-related instruments that are tied economically to China, it presents different risks than funds that do not so invest. Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as the Fund). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of the Fund’s associated portfolio holdings would likely fall, causing substantial investment losses.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan ActiveBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	17.58%
Market Price **	17.95%
MSCI Emerging Markets Index (net total return)	16.36%
Net Assets as of 4/30/2023	$893,049,122
Fund Ticker	JEMA
INVESTMENT OBJECTIVE***
The JPMorgan ActiveBuilders Emerging Markets Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities and equity-related instruments that are tied economically to emerging markets and seeks to construct a portfolio of holdings that will outperform the MSCI Emerging Markets Index (the “Benchmark”) over time while maintaining similar risk characteristics. The Fund allocates investments to the adviser’s actively managed emerging market equity strategies across countries, regions and styles and may invest across all market capitalizations.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund had a positive absolute return and outperformed the Benchmark.
The Fund’s security selection in the utilities and financials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position in the communication services sector and its security selection in the industrials sector were leading detractors from relative performance.
By country, the Fund’s security selection in India and Taiwan was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in China and South Africa was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight position in NetEase Inc., its out-of-Benchmark position in Global Unichip Corp. and its underweight position in Adani Total Gas Ltd. Shares of NetEase, a Chinese online services platform provider, rose after the company reported better-than-expected earnings for the third quarter of 2022 and after Chinese regulators granted the company licenses to publish new online games in 2023. Shares of Global UniChip, a Taiwanese semiconductor design services provider, rose after the company reported better-than-expected earnings for the fourth quarter of 2022 and unveiled plans to reduce spending in 2023. Shares of Adani Total Gas, an Indian natural gas utility not held in the Fund, fell sharply in the second half of the period amid investor concerns about business practices across the parent Adani Group of companies.
Leading individual detractors from relative performance included the Fund’s underweight position in Tencent Holdings Ltd. and its overweight positions in Infosys Inc. and Lojas Renner AS. Shares of Tencent Holdings, a Chinese e-commerce provider, rose amid sales growth and a broad rebound in China’s technology sector during the second half of the period. Shares of Infosys, an Indian digital services and consulting company, fell after the company reported lower-than-expected earnings and revenue for the fourth quarter of 2022. Shares of Lojas Renner, a Brazilian department store chain, fell amid investor concerns about the company’s outlook for growth.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the consumer staples and information technology sectors and its largest underweight allocations were to the materials and communication services sectors. By country, the Fund’s largest overweight allocations were to Mexico and Taiwan and its largest underweight positions were in Saudi Arabia and India.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $35.58 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the Cboe BZX Exchange, Inc. As of April 30, 2023, the closing price was $35.78.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN POSITIONS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.3%
2.	Tencent Holdings Ltd. (China)	3.6
3.	Samsung Electronics Co. Ltd. (South Korea)	3.5
4.	Housing Development Finance Corp. Ltd. (India)	1.7
5.	Alibaba Group Holding Ltd. (China)	1.6
6.	Infosys Ltd. (India)	1.4
7.	HDFC Bank Ltd., ADR (India)	1.3
8.	NetEase, Inc. (China)	1.3
9.	Ping An Insurance Group Co. of China Ltd., Class H (China)	1.2
10.	Wal-Mart de Mexico SAB de CV (Mexico)	1.2

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
China	30.2%
Taiwan	15.4
South Korea	12.5
India	12.5
Brazil	5.8
Mexico	4.6
South Africa	3.9
Indonesia	2.5
Saudi Arabia	2.5
Hong Kong	1.7
Thailand	1.7
United Arab Emirates	1.1
United States	1.1
Others (each less than 1.0%)	4.2
Short-Term Investments	0.3

April 30, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Net Asset Value	March 10, 2021	17.58%	(4.19)%	(11.34)%
Market Price		17.95	(3.77)	(11.10)

*	Not annualized.
LIFE OF FUND PERFORMANCE (3/10/21 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on March 10, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders Emerging Markets Equity ETF and MSCI Emerging Markets Index (net total return) from March 10, 2021 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI Emerging Markets Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. MSCI Emerging Markets Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in emerging markets. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan ActiveBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	25.08%
Market Price **	25.37%
MSCI EAFE Index (net total return)	24.19%
Net Assets as of 4/30/2023	$27,189,889
Fund Ticker	JIDA
INVESTMENT OBJECTIVE***
The JPMorgan ActiveBuilders International Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in equity securities and equity-related instruments of foreign companies across various market capitalizations and seeks to outperform the MSCI EAFE Index (the “Benchmark”) over time while maintaining similar risk characteristics. The Fund allocates investments in the adviser’s actively managed international equity strategies, including country, region and style strategies.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund had a positive absolute return and outperformed the Benchmark.
The Fund’s security selection in the financials and communication services sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position in the consumer discretionary sector and its overweight position in the energy sector were leading detractors from relative performance.
By country, the Fund’s security selection in Japan and its overweight position in France were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in Switzerland and the Netherlands was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in Novo Nordisk AS, LVMH Moet Hennessey Louis Vuitton SE and L’Oreal SA. Shares
of Novo Nordisk, a Danish pharmaceuticals and health care products provider, rose amid consumer demand for the company’s weight-loss drug and after the company reported revenue growth for the first quarter of 2023. Shares of LVMH Moet Hennessey Louis Vuitton, a luxury goods manufacturer, rose amid strong consumer demand and record revenue through the first quarter of 2023. Shares of L’Oreal, a French hair and cosmetic products manufacturer, rose after the company reported strong sales growth during the period.
Leading individual detractors from relative performance included the Fund’s overweight positions in Roche Holding AG and DBS Group Holdings Ltd., and its underweight position in Hermes International SCA. Shares of Roche Holdings, a Swiss pharmaceutical and diagnostics company, fell after the company forecast weaker earnings in 2023 amid a drop in sales of Covid treatments. Shares of DBS Group Holdings, a Singapore financial services provider, fell after the company reported a disruption in its digital services to customers. Shares of Hermes International, a French luxury brand apparel retailer not held in the Fund, rose after the company reported better-than-expected sales during the period and forecast sales growth in 2023.
HOW WAS THE FUND POSITIONED?
At the end of the reporting period, the Fund’s largest overweight allocations relative to the Benchmark were to the financials and energy sectors and its largest underweight allocations were to the real estate and consumer discretionary sectors. By country, the Fund’s largest overweight allocations were to Denmark and France and its largest underweight positions were in Australia and Japan.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	9

JPMorgan ActiveBuilders International Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $45.32 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $45.40.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered)	3.0%
2.	Novo Nordisk A/S, Class B (Denmark)	2.7
3.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.5
4.	ASML Holding NV (Netherlands)	2.2
5.	Roche Holding AG	2.1
6.	Shell plc (Netherlands)	1.8
7.	Novartis AG (Registered) (Switzerland)	1.8
8.	TotalEnergies SE (France)	1.7
9.	AstraZeneca plc (United Kingdom)	1.7
10.	BHP Group Ltd. (Australia)	1.6

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Japan	18.0%
France	13.9
United Kingdom	11.4
United States	8.7
Germany	8.4
Netherlands	6.5
Australia	5.3
Switzerland	5.2
Denmark	4.3
Sweden	2.4
Spain	2.0
Hong Kong	1.9
Italy	1.8
Singapore	1.1
Others (each less than 1.0%)	6.4
Short-Term Investments	2.7

10	J.P. Morgan Exchange-Traded Funds	April 30, 2023

AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan ActiveBuilders International Equity ETF
Net Asset Value	July 7, 2021	25.08%	10.98%	(0.83)%
Market Price		25.37	11.39	(0.74)

*	Not annualized.
LIFE OF FUND PERFORMANCE (7/7/21 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on July 7, 2021.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan ActiveBuilders International Equity ETF and MSCI EAFE Index (net total return) from July 7, 2021 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable. MSCI EAFE Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	11

JPMorgan International Growth ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	23.30%
Market Price **	23.62%
MSCI ACWI ex USA Growth Index (net total return)	21.44%
Net Assets as of 4/30/2023	$92,006,634
Fund Ticker	JIG
INVESTMENT OBJECTIVE***
The JPMorgan International Growth ETF (the “Fund”) seeks long-term capital appreciation.
INVESTMENT APPROACH
The Fund employs a fundamental bottom-up approach that seeks to identify companies with strong growth and quality characteristics at attractive valuations. The Fund invests primarily in equity securities of foreign companies.
HOW DID THE FUND PERFORM?
For the six months ended April 30, 2023, the Fund outperformed the MSCI ACWI ex-USA Growth Index (the “Benchmark”).
The Fund’s security selection in the financials sector and its underweight position in the utilities sector were leading contributors to performance relative to the Benchmark, while the Fund’s security selection in the industrials and consumer staples sectors was a leading detractor from relative performance.
Leading individual contributors to relative performance included the Fund’s overweight positions in LVMH Moet Hennessey Louis Vuitton SE, Novo Nordisk AS and Zalando SE. Shares of LVMH Moet Hennessey Louis Vuitton, a luxury goods manufacturer, rose amid strong consumer demand and record revenue through the first quarter of 2023. Shares of Novo Nordisk, a Danish pharmaceuticals and health care products provider, rose amid consumer demand for the company’s weight-loss drug and after the company reported revenue growth for the first quarter of 2023. Shares of Zalando, a German e-commerce retailer of apparel and cosmetics, rose amid investor demand for lower valuation stocks within the luxury/fashion portion of consumer discretionary sector.
Leading individual detractors from relative performance included the Fund’s overweight positions in Meituan, Canadian National Railway Co. and Roche Holding AG. Shares of Meituan, a Chinese food-delivery and e-commerce retailer, fell after the company reported a weaker-than-expected earnings forecast for 2023. Shares of Canadian National Railway, a freight rail operator, underperformed amid a retreat in commodities prices during the period and investor expectations for lower 2023 earnings among large freight railroads. Shares of Roche Holding, a Swiss pharmaceutical and diagnostics company, fell after the company forecast weaker earnings in 2023 amid a drop in sales of Covid treatments.
HOW WAS THE FUND POSITIONED?
During the reporting period, the Fund’s largest allocations were to the health care and industrials sectors and the smallest

12	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $58.42 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $58.56.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
allocations were to the real estate and utilities sectors.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	4.2%
2.	Nestle SA (Registered)	4.1
3.	LVMH Moet Hennessy Louis Vuitton SE (France)	3.8
4.	Tencent Holdings Ltd. (China)	3.7
5.	Novo Nordisk A/S, Class B (Denmark)	3.2
6.	ASML Holding NV (Netherlands)	3.0
7.	AstraZeneca plc (United Kingdom)	2.9
8.	Roche Holding AG	2.6
9.	Canadian National Railway Co. (Canada)	2.4
10.	Keyence Corp. (Japan)	2.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
United Kingdom	11.8%
Japan	11.1
France	11.1
United States	9.9
China	7.0
Netherlands	5.8
Canada	5.3
Denmark	4.9
Taiwan	4.2
Germany	3.7
Sweden	3.3
Hong Kong	2.9
Indonesia	2.7
India	2.4
Mexico	2.0
Switzerland	1.6
Brazil	1.6
Australia	1.5
Spain	1.4
Singapore	1.3
Others (each less than 1.0%)	2.3
Short-Term Investments	2.2

April 30, 2023	J.P. Morgan Exchange-Traded Funds	13

JPMorgan International Growth ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	SINCE INCEPTION
JPMorgan International Growth ETF
Net Asset Value	May 20, 2020	23.30%	5.21%	4.97%
Market Price		23.62	5.62	5.05

*	Not annualized.
LIFE OF FUND PERFORMANCE (5/20/20 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
Fund commenced operations on May 20, 2020.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan International Growth ETF and the MSCI ACWI ex USA Growth Index (net total return) from May 20, 2020 to April 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI ACWI ex USA Growth Index (net total return) does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The MSCI ACWI ex USA Growth Index (net total return) is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of growth-oriented large- and mid-cap stocks in developed and emerging markets, excluding the U.S. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Automobile Components — 1.4%
Fuyao Glass Industry Group Co. Ltd., Class A *	35,400	173,765
Banks — 7.4%
China Merchants Bank Co. Ltd., Class H *	103,500	499,607
Ping An Bank Co. Ltd., Class A *	117,500	213,385
Postal Savings Bank of China Co. Ltd., Class H (a)	307,000	200,162
		913,154
Beverages — 5.3%
Kweichow Moutai Co. Ltd., Class A *	1,700	432,824
Wuliangye Yibin Co. Ltd., Class A	9,000	219,922
		652,746
Broadline Retail — 6.3%
Alibaba Group Holding Ltd. *	48,800	515,993
JD.com, Inc., Class A	15,100	269,502
		785,495
Building Products — 0.7%
Xinyi Glass Holdings Ltd.	46,000	84,159
Chemicals — 3.6%
Skshu Paint Co. Ltd., Class A *	7,100	105,252
Wanhua Chemical Group Co. Ltd., Class A *	25,700	342,673
		447,925
Consumer Staples Distribution & Retail — 1.3%
Yifeng Pharmacy Chain Co. Ltd., Class A *	22,000	158,520
Electronic Equipment, Instruments & Components — 3.2%
BOE Technology Group Co. Ltd., Class A *	414,400	240,853
Sunny Optical Technology Group Co. Ltd.	15,200	160,623
		401,476
Entertainment — 3.0%
NetEase, Inc.	20,800	370,290
Food Products — 4.8%
Angel Yeast Co. Ltd., Class A *	18,800	108,750
Anjoy Foods Group Co. Ltd., Class A *	4,400	108,174
Foshan Haitian Flavouring & Food Co. Ltd., Class A *	11,800	120,536
Inner Mongolia Yili Industrial Group Co. Ltd., Class A *	61,900	264,364
		601,824
Gas Utilities — 3.4%
China Resources Gas Group Ltd.	53,200	167,917
ENN Energy Holdings Ltd.	18,200	249,551
		417,468
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — 2.2%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A *	6,200	279,693
Health Care Providers & Services — 2.2%
Aier Eye Hospital Group Co. Ltd., Class A *	19,400	82,603
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A *	16,000	189,298
		271,901
Hotels, Restaurants & Leisure — 4.5%
H World Group Ltd., ADR *	3,175	148,907
Meituan * (a)	24,000	410,171
		559,078
Household Durables — 5.2%
Haier Smart Home Co. Ltd., Class H *	94,600	308,357
Jason Furniture Hangzhou Co. Ltd., Class A *	24,400	130,826
Oppein Home Group, Inc., Class A *	12,100	201,574
		640,757
Independent Power and Renewable Electricity Producers — 2.2%
China Yangtze Power Co. Ltd., Class A *	85,100	269,087
Insurance — 5.7%
China Pacific Insurance Group Co. Ltd., Class H	77,400	231,196
Ping An Insurance Group Co. of China Ltd., Class H	65,000	474,209
		705,405
Interactive Media & Services — 10.7%
Kanzhun Ltd., ADR *	6,275	116,025
Tencent Holdings Ltd.	27,400	1,217,001
		1,333,026
Life Sciences Tools & Services — 1.5%
Wuxi Biologics Cayman, Inc. * (a)	30,500	181,867
Machinery — 4.0%
Han's Laser Technology Industry Group Co. Ltd., Class A *	45,600	172,370
Jiangsu Hengli Hydraulic Co. Ltd., Class A *	25,200	224,366
Zhuzhou CRRC Times Electric Co. Ltd. *	18,100	73,052
Zhuzhou CRRC Times Electric Co. Ltd., Class A *	4,200	28,315
		498,103
Media — 0.9%
Focus Media Information Technology Co. Ltd., Class A	118,900	110,745
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 2.5%
Baoshan Iron & Steel Co. Ltd., Class A *	150,400	140,049
Zijin Mining Group Co. Ltd., Class H *	98,000	165,920
		305,969
Oil, Gas & Consumable Fuels — 2.5%
China Petroleum & Chemical Corp., Class H	476,000	311,978
Pharmaceuticals — 1.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A *	7,800	142,683
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	9,000	76,691
		219,374
Real Estate Management & Development — 1.6%
KE Holdings, Inc. *	12,946	203,123
Semiconductors & Semiconductor Equipment — 5.4%
Flat Glass Group Co. Ltd., Class H	81,000	227,716
Hangzhou First Applied Material Co. Ltd., Class A *	15,300	108,719
LONGi Green Energy Technology Co. Ltd., Class A *	22,100	111,654
Montage Technology Co. Ltd., Class A *	24,700	217,762
		665,851
Software — 4.0%
Beijing Kingsoft Office Software, Inc., Class A *	800	50,977
Hundsun Technologies, Inc., Class A *	40,800	291,820
Kingdee International Software Group Co. Ltd. *	104,000	159,917
		502,714
Textiles, Apparel & Luxury Goods — 1.2%
Shenzhou International Group Holdings Ltd.	16,200	155,604
Total Common Stocks (Cost $12,501,452)		12,221,097
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM, 4.95% (b) (c)(Cost $155,553)	155,491	155,538
Total Investments — 99.8% (Cost $12,657,005)		12,376,635
Other Assets Less Liabilities — 0.2%		30,345
NET ASSETS — 100.0%		12,406,980

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 0.1%
AngloGold Ashanti Ltd.	16,110	430,565
Perseus Mining Ltd.	176,001	260,111
		690,676
Brazil — 5.8%
Ambev SA	659,606	1,864,639
Atacadao SA	481,751	1,033,469
B3 SA - Brasil Bolsa Balcao	2,308,674	5,392,368
Banco Bradesco SA (Preference)	449,410	1,241,603
Banco BTG Pactual SA	90,634	424,841
Banco do Brasil SA	195,417	1,674,902
BB Seguridade Participacoes SA	171,312	1,168,114
Bradespar SA (Preference)	37,715	178,072
Centrais Eletricas Brasileiras SA (Preference)	83,772	610,848
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	31,438	288,803
Cia Energetica de Minas Gerais (Preference)	248,514	613,338
EDP - Energias do Brasil SA	510,400	2,299,348
Gerdau SA (Preference)	111,534	561,941
Itau Unibanco Holding SA (Preference)	793,139	4,108,968
Itausa SA (Preference)	650,484	1,124,177
Localiza Rent a Car SA *	208,834	2,426,725
Lojas Renner SA *	673,726	2,134,182
MercadoLibre, Inc. *	5,591	7,142,447
Natura & Co. Holding SA *	101,979	226,129
NU Holdings Ltd., Class A *	80,154	413,595
Petroleo Brasileiro SA, ADR	383,551	4,073,312
Porto Seguro SA	124,064	623,081
Raia Drogasil SA	313,382	1,651,165
Rumo SA	110,867	436,995
Sendas Distribuidora SA	86,730	211,443
SLC Agricola SA	42,877	373,083
Telefonica Brasil SA	42,018	346,485
TIM SA	179,478	501,968
TOTVS SA	46,324	237,388
Transmissora Alianca de Energia Eletrica SA	100,842	736,128
Vale SA, ADR	266,447	3,839,501
Vibra Energia SA	95,748	251,089
WEG SA	408,544	3,355,798
		51,565,945
Canada — 0.1%
B2Gold Corp.	107,001	420,944
Ivanhoe Mines Ltd., Class A *	34,383	298,188
		719,132
INVESTMENTS	SHARES	VALUE($)

Chile — 0.4%
Banco de Chile	3,031,817	322,805
Banco Santander Chile	64,596,564	3,088,792
Cencosud SA	219,256	446,796
		3,858,393
China — 30.1%
3SBio, Inc. (a)	313,500	314,115
Aier Eye Hospital Group Co. Ltd., Class A *	252,094	1,073,394
Airtac International Group *	71,000	2,576,909
Alibaba Group Holding Ltd. *	1,327,600	14,037,546
Angel Yeast Co. Ltd., Class A *	191,509	1,107,805
Anhui Guangxin Agrochemical Co. Ltd., Class A *	72,380	305,515
Anjoy Foods Group Co. Ltd., Class A *	74,000	1,819,289
ANTA Sports Products Ltd.	149,200	1,853,993
Autobio Diagnostics Co. Ltd., Class A *	29,000	239,866
Bank of Jiangsu Co. Ltd., Class A *	468,100	521,741
Baoshan Iron & Steel Co. Ltd., Class A *	585,600	545,298
Beijing Huafeng Test & Control Technology Co. Ltd., Class A *	4,693	181,038
Beijing Kingsoft Office Software, Inc., Class A *	29,317	1,868,106
BOC Hong Kong Holdings Ltd.	113,000	356,710
BOE Technology Group Co. Ltd., Class A *	1,206,200	701,053
Budweiser Brewing Co. APAC Ltd. (a)	1,019,500	2,945,550
Centre Testing International Group Co. Ltd., Class A *	6,600	18,375
Chacha Food Co. Ltd., Class A *	133,300	834,572
China Construction Bank Corp., Class H	6,871,000	4,593,445
China Merchants Bank Co. Ltd., Class H *	1,546,500	7,465,150
China Merchants Energy Shipping Co. Ltd., Class A *	276,600	265,288
China Overseas Land & Investment Ltd.	987,500	2,504,442
China Pacific Insurance Group Co. Ltd., Class H	1,133,200	3,384,906
China Petroleum & Chemical Corp., Class H	3,432,000	2,249,387
China Railway Group Ltd., Class H *	1,653,000	1,270,892
China Resources Gas Group Ltd.	589,400	1,860,346
China Resources Land Ltd.	482,000	2,244,557
China Resources Mixc Lifestyle Services Ltd. (a)	536,400	2,843,782
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A *	114,200	973,119
China State Construction Engineering Corp. Ltd., Class A *	340,300	323,292
China Vanke Co. Ltd., Class H *	415,500	649,549
China Yangtze Power Co. Ltd., Class A *	938,200	2,966,593
Chongqing Brewery Co. Ltd., Class A *	170,700	2,573,626
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	17

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Chongqing Fuling Zhacai Group Co. Ltd., Class A *	50,500	188,187
CITIC Securities Co. Ltd., Class H *	601,500	1,266,519
CRRC Corp. Ltd., Class H *	1,295,000	837,998
DaShenLin Pharmaceutical Group Co. Ltd., Class A *	86,760	431,822
Dongfang Electric Corp. Ltd., Class H *	185,600	262,991
ENN Energy Holdings Ltd.	197,700	2,710,785
ENN Natural Gas Co. Ltd., Class A *	192,600	565,403
Fangda Special Steel Technology Co. Ltd., Class A *	558,700	430,993
Focus Media Information Technology Co. Ltd., Class A	347,800	323,945
Foshan Haitian Flavouring & Food Co. Ltd., Class A *	289,675	2,958,998
Full Truck Alliance Co. Ltd., ADR *	78,201	500,486
Fuyao Glass Industry Group Co. Ltd., Class H * (a)	946,800	3,851,851
Gree Electric Appliances, Inc. of Zhuhai, Class A	58,700	333,691
Greentown Management Holdings Co. Ltd. (a)	262,000	250,601
Guangdong Investment Ltd.	962,000	919,650
H World Group Ltd. *	588,900	2,754,715
Haier Smart Home Co. Ltd., Class H *	2,943,200	9,593,605
Hangzhou Tigermed Consulting Co. Ltd., Class H (a)	55,000	458,161
Han's Laser Technology Industry Group Co. Ltd., Class A *	166,300	628,621
Hefei Meiya Optoelectronic Technology, Inc., Class A *	666,721	2,616,658
Hongfa Technology Co. Ltd., Class A *	203,200	919,126
Huayu Automotive Systems Co. Ltd., Class A *	534,346	1,266,002
Hubei Xingfa Chemicals Group Co. Ltd., Class A *	59,000	211,079
Hundsun Technologies, Inc., Class A *	39,200	280,377
Imeik Technology Development Co. Ltd., Class A *	10,700	841,669
Industrial & Commercial Bank of China Ltd., Class H	483,000	259,856
Inner Mongolia Yili Industrial Group Co. Ltd., Class A *	1,111,613	4,747,505
Jade Bird Fire Co. Ltd., Class A *	78,622	286,069
JD Health International, Inc. * (a)	253,800	1,831,452
JD.com, Inc., Class A	324,050	5,783,594
Jiangsu Hengli Hydraulic Co. Ltd., Class A *	151,200	1,346,196
Jiangxi Copper Co. Ltd., Class H	125,000	222,368
Joyoung Co. Ltd., Class A *	123,700	291,210
INVESTMENTS	SHARES	VALUE($)

China — continued
Kanzhun Ltd., ADR *	96,580	1,785,764
Kingdee International Software Group Co. Ltd. *	972,000	1,494,609
Kunlun Energy Co. Ltd.	1,874,000	1,737,213
Kweichow Moutai Co. Ltd., Class A *	13,400	3,411,667
Laobaixing Pharmacy Chain JSC, Class A *	76,400	384,949
Livzon Pharmaceutical Group, Inc., Class H *	145,400	527,294
LONGi Green Energy Technology Co. Ltd., Class A *	264,996	1,338,817
Luzhou Laojiao Co. Ltd., Class A	43,900	1,434,714
Meituan * (a)	505,370	8,637,004
Midea Group Co. Ltd., Class A	481,912	3,956,052
Minth Group Ltd.	108,000	312,723
Montage Technology Co. Ltd., Class A *	73,347	646,647
NARI Technology Co. Ltd., Class A *	438,340	1,657,191
NetEase, Inc.	633,900	11,284,942
New Horizon Health Ltd. * (a)	152,000	545,458
Ningbo Tuopu Group Co. Ltd., Class A *	49,800	365,331
Nongfu Spring Co. Ltd., Class H (a)	55,600	301,672
Oppein Home Group, Inc., Class A *	53,384	889,326
Opple Lighting Co. Ltd., Class A *	74,700	224,965
PDD Holdings, Inc., ADR *	48,041	3,273,994
PetroChina Co. Ltd., Class H	2,354,000	1,635,170
PICC Property & Casualty Co. Ltd., Class H *	1,444,000	1,746,458
Ping An Bank Co. Ltd., Class A *	991,856	1,801,253
Ping An Insurance Group Co. of China Ltd., Class H	1,465,000	10,687,938
Poly Developments and Holdings Group Co. Ltd., Class A *	415,400	835,334
Postal Savings Bank of China Co. Ltd., Class H (a)	800,000	521,594
Qingdao Haier Biomedical Co. Ltd., Class A *	48,776	486,546
Sany Heavy Industry Co. Ltd., Class A *	90,000	214,747
Shanghai Baosight Software Co. Ltd., Class A *	219,293	1,711,250
Shanghai Liangxin Electrical Co. Ltd., Class A	202,200	335,935
Shanghai Pharmaceuticals Holding Co. Ltd., Class H *	266,100	540,974
Shenzhen Inovance Technology Co. Ltd., Class A *	64,200	573,788
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A *	24,600	1,109,751
Shenzhou International Group Holdings Ltd.	218,400	2,097,768
Sichuan Swellfun Co. Ltd., Class A *	249,500	2,365,771
Silergy Corp.	172,000	2,714,905
Skshu Paint Co. Ltd., Class A *	139,440	2,067,080
StarPower Semiconductor Ltd., Class A *	26,274	921,084
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Suzhou Maxwell Technologies Co. Ltd., Class A *	13,560	538,728
Tencent Holdings Ltd.	711,500	31,602,066
Tingyi Cayman Islands Holding Corp.	1,448,000	2,530,454
Topsports International Holdings Ltd. (a)	1,459,000	1,300,609
Trip.com Group Ltd. *	96,150	3,418,607
Tsingtao Brewery Co. Ltd. *	36,000	385,403
Vipshop Holdings Ltd., ADR *	24,571	385,765
Wanhua Chemical Group Co. Ltd., Class A *	220,700	2,942,725
Warom Technology, Inc. Co., Class A *	88,100	347,223
Wuliangye Yibin Co. Ltd., Class A	154,500	3,775,330
WuXi AppTec Co. Ltd., Class H (a)	34,100	299,907
Wuxi Biologics Cayman, Inc. * (a)	929,500	5,542,459
Xiamen Xiangyu Co. Ltd., Class A	231,100	356,219
Xinyi Glass Holdings Ltd.	1,010,000	1,847,836
Xinyi Solar Holdings Ltd.	936,000	1,006,291
XPeng, Inc., Class A *	40,100	191,475
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A *	97,900	629,741
Yixintang Pharmaceutical Group Co. Ltd., Class A *	65,700	274,056
YTO Express Group Co. Ltd., Class A *	162,600	406,682
Yum China Holdings, Inc.	101,862	6,231,917
Zhejiang Dingli Machinery Co. Ltd., Class A *	27,500	203,136
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A *	94,000	931,282
Zhejiang Supcon Technology Co. Ltd., Class A *	85,867	1,197,988
Zhejiang Supor Co. Ltd., Class A *	365,373	2,718,971
Zhejiang Weixing New Building Materials Co. Ltd., Class A *	104,300	333,311
Zhuhai Huafa Properties Co. Ltd., Class A	234,800	360,166
Zhuzhou CRRC Times Electric Co. Ltd. *	224,600	906,485
Zijin Mining Group Co. Ltd., Class H *	900,000	1,523,750
ZTO Express Cayman, Inc.	76,200	2,097,981
		268,505,673
Czech Republic — 0.0% ^
Komercni Banka A/S	11,435	369,221
Ghana — 0.1%
Kosmos Energy Ltd. *	82,130	525,632
Greece — 0.3%
Hellenic Telecommunications Organization SA	47,803	698,482
JUMBO SA	17,182	395,865
Motor Oil Hellas Corinth Refineries SA *	12,495	297,800
INVESTMENTS	SHARES	VALUE($)

Greece — continued
National Bank of Greece SA *	81,258	425,236
OPAP SA *	47,563	811,078
		2,628,461
Hong Kong — 1.7%
AIA Group Ltd.	531,400	5,785,392
Hang Seng Bank Ltd.	72,400	1,073,175
HKT Trust & HKT Ltd.	485,000	637,422
Hong Kong Exchanges & Clearing Ltd.	116,600	4,840,871
Prudential plc	14,159	216,647
Techtronic Industries Co. Ltd.	238,500	2,580,210
WH Group Ltd. (a)	616,077	342,994
		15,476,711
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	53,140	430,926
OTP Bank Nyrt.	55,572	1,693,441
Richter Gedeon Nyrt.	20,337	491,190
		2,615,557
India — 12.4%
Aarti Industries Ltd.	36,457	251,367
Aarti Pharmalabs Ltd. *	9,438	42,031
Apollo Hospitals Enterprise Ltd.	24,597	1,361,570
Asian Paints Ltd.	14,178	504,572
Axis Bank Ltd. *	351,672	3,712,218
Bajaj Auto Ltd.	14,162	768,657
Bharat Electronics Ltd.	1,230,321	1,558,163
Britannia Industries Ltd.	57,253	3,192,305
Coforge Ltd.	11,322	582,418
Colgate-Palmolive India Ltd.	19,029	371,573
Cummins India Ltd.	36,786	710,389
Dr Lal PathLabs Ltd. (a)	7,580	181,602
Dr Reddy's Laboratories Ltd.	15,211	917,261
Eicher Motors Ltd.	9,239	374,127
Embassy Office Parks, REIT	157,177	633,212
HCL Technologies Ltd.	225,911	2,953,571
HDFC Asset Management Co. Ltd. * (a)	19,401	419,368
HDFC Bank Ltd., ADR *	162,029	11,309,624
HDFC Life Insurance Co. Ltd. * (a)	664,225	4,312,161
Hero MotoCorp Ltd.	19,964	626,049
Hindustan Unilever Ltd.	225,497	6,787,391
Housing Development Finance Corp. Ltd.	448,838	15,292,745
ICICI Bank Ltd. *	662,273	7,471,159
ICICI Prudential Life Insurance Co. Ltd. * (a)	39,775	211,949
Info Edge India Ltd.	30,511	1,415,680
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	19

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Infosys Ltd.	809,710	12,493,153
ITC Ltd.	108,438	565,478
Jubilant Foodworks Ltd.	76,750	420,921
Kotak Mahindra Bank Ltd.	235,104	5,595,490
Lemon Tree Hotels Ltd. * (a)	609,727	659,163
Maruti Suzuki India Ltd.	11,277	1,187,706
Metropolis Healthcare Ltd. (a)	23,805	365,130
Multi Commodity Exchange of India Ltd.	19,927	341,974
Oil & Natural Gas Corp. Ltd.	416,661	812,594
Petronet LNG Ltd.	672,947	1,954,550
Power Grid Corp. of India Ltd.	464,901	1,351,843
Reliance Industries Ltd.	182,012	5,405,239
Shriram Finance Ltd.	101,093	1,652,181
Tata Consultancy Services Ltd. *	179,480	7,096,044
Triveni Turbine Ltd.	58,191	260,879
UltraTech Cement Ltd.	30,583	2,831,195
United Spirits Ltd. *	63,890	609,086
UPL Ltd.	55,104	500,109
WNS Holdings Ltd., ADR *	10,117	912,250
		110,976,147
Indonesia — 2.5%
Astra International Tbk. PT	1,001,400	461,915
Bank Central Asia Tbk. PT	12,183,000	7,539,468
Bank Mandiri Persero Tbk. PT	2,099,600	742,209
Bank Negara Indonesia Persero Tbk. PT	777,200	500,866
Bank Rakyat Indonesia Persero Tbk. PT	20,713,270	7,218,145
Indofood CBP Sukses Makmur Tbk. PT	352,600	254,589
Kalbe Farma Tbk. PT	2,413,400	349,421
Merdeka Copper Gold Tbk. PT *	654,300	176,503
Telkom Indonesia Persero Tbk. PT	16,595,500	4,806,867
Unilever Indonesia Tbk. PT	808,000	242,690
United Tractors Tbk. PT	167,800	331,250
		22,623,923
Kuwait — 0.1%
National Bank of Kuwait SAKP	272,943	896,075
Macau — 0.1%
Sands China Ltd. *	289,200	1,035,747
Malaysia — 0.4%
CIMB Group Holdings Bhd.	340,200	386,509
Hong Leong Bank Bhd.	71,600	323,584
IHH Healthcare Bhd.	168,500	216,837
Kuala Lumpur Kepong Bhd.	41,300	199,482
Malayan Banking Bhd.	217,700	423,052
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
Petronas Chemicals Group Bhd.	193,500	307,926
Press Metal Aluminium Holdings Bhd.	216,800	251,223
Public Bank Bhd.	1,512,800	1,321,052
Tenaga Nasional Bhd.	193,200	385,885
		3,815,550
Mexico — 4.6%
America Movil SAB de CV	2,035,912	2,195,630
Arca Continental SAB de CV	89,163	851,734
Bolsa Mexicana de Valores SAB de CV	463,480	1,021,334
Cemex SAB de CV *	564,996	339,698
Coca-Cola Femsa SAB de CV	38,931	322,457
Corp. Inmobiliaria Vesta SAB de CV	220,619	696,969
Fomento Economico Mexicano SAB de CV	59,660	580,291
Gentera SAB de CV	549,867	604,320
Gruma SAB de CV, Class B	35,083	550,924
Grupo Aeroportuario del Centro Norte SAB de CV	34,318	376,478
Grupo Aeroportuario del Pacifico SAB de CV, Class B	220,771	3,925,486
Grupo Aeroportuario del Sureste SAB de CV, Class B	108,932	3,120,643
Grupo Financiero Banorte SAB de CV, Class O	1,096,662	9,504,262
Grupo Mexico SAB de CV	232,140	1,135,297
Kimberly-Clark de Mexico SAB de CV, Class A	1,253,155	2,832,572
Qualitas Controladora SAB de CV	48,100	319,400
Regional SAB de CV	109,157	799,151
Southern Copper Corp.	13,847	1,063,865
Wal-Mart de Mexico SAB de CV	2,624,006	10,576,585
		40,817,096
Nigeria — 0.0% ^
Airtel Africa plc (a)	118,188	178,408
Panama — 0.1%
Copa Holdings SA, Class A	5,357	483,844
Peru — 0.2%
Credicorp Ltd.	16,338	2,213,472
Philippines — 0.2%
ACEN Corp. *	76,740	8,354
Ayala Land, Inc.	511,400	247,160
Bank of the Philippine Islands	128,490	249,924
BDO Unibank, Inc.	146,580	382,068
International Container Terminal Services, Inc.	56,150	220,203
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
SM Investments Corp.	15,940	258,298
SM Prime Holdings, Inc.	438,700	269,488
		1,635,495
Poland — 0.7%
Allegro.eu SA * (a)	130,097	1,025,455
Bank Polska Kasa Opieki SA	29,503	682,614
Dino Polska SA * (a)	23,723	2,419,349
Powszechny Zaklad Ubezpieczen SA	275,374	2,536,990
		6,664,408
Portugal — 0.2%
Jeronimo Martins SGPS SA	85,487	2,157,284
Qatar — 0.6%
Industries Qatar QSC	448,904	1,581,774
Qatar Gas Transport Co. Ltd.	576,432	628,792
Qatar National Bank QPSC	667,058	2,824,557
		5,035,123
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡	1,135,066	67,558
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ *	12,378	1,869
MMC Norilsk Nickel PJSC, ADR ‡ *	2,018	969
MMC Norilsk Nickel PJSC ‡	2,036	10,183
Moscow Exchange MICEX-RTS PJSC ‡ *	571,670	13,582
Rosneft Oil Co. PJSC ‡	141,777	10,920
Sberbank of Russia PJSC ‡ *	629,236	20,535
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	794
X5 Retail Group NV, GDR ‡ * (a)	13,771	3,324
		162,535
Saudi Arabia — 2.5%
Al Rajhi Bank	180,395	3,723,345
Alinma Bank	147,381	1,254,693
Almarai Co. JSC	53,856	849,596
Arabian Contracting Services Co.	13,167	443,084
Arabian Drilling Co. *	14,071	554,481
Elm Co.	4,646	550,978
Etihad Etisalat Co. *	47,735	588,738
Jarir Marketing Co.	7,286	317,840
Leejam Sports Co. JSC	14,864	473,853
Mouwasat Medical Services Co.	23,382	1,545,335
Riyad Bank	109,566	883,695
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
Riyadh Cables Group Co. *	41,171	561,843
SABIC Agri-Nutrients Co.	33,591	1,207,769
Saudi Arabian Mining Co. *	11,183	209,198
Saudi Arabian Oil Co. (a)	87,113	839,688
Saudi Basic Industries Corp.	74,173	1,835,238
Saudi British Bank (The)	73,677	715,310
Saudi National Bank (The)	232,933	3,057,166
Saudi Telecom Co.	139,447	1,678,381
United International Transportation Co.	49,574	789,776
		22,080,007
Singapore — 0.1%
Sea Ltd., ADR *	16,338	1,244,465
South Africa — 3.9%
Absa Group Ltd.	52,640	512,070
African Rainbow Minerals Ltd.	14,611	183,549
Anglo American plc	56,867	1,752,310
AVI Ltd.	261,695	976,655
Bid Corp. Ltd.	185,724	4,226,700
Bidvest Group Ltd. (The)	147,532	2,020,727
Capitec Bank Holdings Ltd.	45,069	3,924,508
Clicks Group Ltd.	153,005	2,236,127
FirstRand Ltd.	1,671,070	5,889,307
Foschini Group Ltd. (The)	56,409	292,497
Gold Fields Ltd.	35,806	557,977
Impala Platinum Holdings Ltd.	37,691	366,952
Mr Price Group Ltd.	43,106	354,462
MTN Group Ltd.	115,740	812,936
Naspers Ltd., Class N	13,689	2,440,224
Sanlam Ltd.	572,723	1,766,776
Shoprite Holdings Ltd.	77,707	948,338
Sibanye Stillwater Ltd.	128,413	283,900
Standard Bank Group Ltd.	247,370	2,319,277
Truworths International Ltd.	102,762	305,491
Vodacom Group Ltd.	325,872	2,233,643
Woolworths Holdings Ltd.	80,192	285,171
		34,689,597
South Korea — 12.5%
AfreecaTV Co. Ltd.	10,016	583,877
BGF retail Co. Ltd.	11,961	1,668,721
CJ CheilJedang Corp. *	3,649	844,992
Coupang, Inc. *	28,900	484,364
Coway Co. Ltd.	13,771	505,622
DB Insurance Co. Ltd.	5,243	329,583
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	21

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
DL Holdings Co. Ltd.	6,319	234,140
Eo Technics Co. Ltd.	6,844	448,059
Eugene Technology Co. Ltd.	26,184	568,328
HAESUNG DS Co. Ltd.	6,658	233,564
Hana Financial Group, Inc.	127,331	4,001,205
Hankook Tire & Technology Co. Ltd.	45,071	1,164,044
Hanon Systems	91,870	631,529
HL Mando Co. Ltd.	6,254	217,270
Hugel, Inc. *	12,756	1,085,698
Hyundai Engineering & Construction Co. Ltd.	14,297	439,886
Hyundai Glovis Co. Ltd.	6,563	805,087
Hyundai Mobis Co. Ltd.	18,032	2,936,697
Hyundai Motor Co.	4,389	650,139
Industrial Bank of Korea	80,645	607,319
JYP Entertainment Corp.	22,271	1,506,587
K Car Co. Ltd.	58,784	631,081
KakaoBank Corp.	12,183	201,696
Kangwon Land, Inc.	41,649	589,976
KB Financial Group, Inc.	130,071	4,827,744
Kia Corp.	73,399	4,648,603
KIWOOM Securities Co. Ltd.	12,932	908,817
Korea Gas Corp. *	11,379	228,297
Korea Investment Holdings Co. Ltd.	17,307	715,277
Kumho Petrochemical Co. Ltd.	4,657	476,218
LG Chem Ltd.	14,950	8,304,478
LG Energy Solution Ltd. *	1,410	614,528
LG H&H Co. Ltd.	4,911	2,293,174
Lotte Chemical Corp.	2,044	257,619
NAVER Corp.	18,499	2,680,050
NCSoft Corp.	11,640	3,293,798
Orion Corp.	4,177	452,852
Pan Ocean Co. Ltd.	100,903	411,786
POSCO Holdings, Inc.	11,696	3,310,023
Samsung Biologics Co. Ltd. * (a)	3,756	2,196,728
Samsung Electro-Mechanics Co. Ltd.	16,818	1,818,786
Samsung Electronics Co. Ltd.	626,199	30,811,555
Samsung Engineering Co. Ltd. *	21,683	473,277
Samsung Fire & Marine Insurance Co. Ltd.	6,415	1,079,171
Samsung Life Insurance Co. Ltd.	11,044	547,517
Shinhan Financial Group Co. Ltd.	101,672	2,661,815
SK Hynix, Inc.	130,137	8,756,072
SK IE Technology Co. Ltd. * (a)	3,656	212,558
SK Innovation Co. Ltd. *	9,849	1,281,835
SK Telecom Co. Ltd.	31,172	1,110,769
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
SK, Inc.	12,441	1,517,179
SKC Co. Ltd.	15,385	1,149,075
S-Oil Corp.	32,672	1,829,888
ST Pharm Co. Ltd.	5,129	303,908
YG Entertainment, Inc.	8,094	370,825
Yuhan Corp.	7,435	320,594
		111,234,280
Taiwan — 15.3%
Accton Technology Corp. *	422,000	4,122,478
Advantech Co. Ltd. *	565,000	6,840,965
ASE Technology Holding Co. Ltd. *	699,000	2,297,998
ASMedia Technology, Inc. *	20,000	743,773
ASPEED Technology, Inc. *	32,500	2,783,003
AUO Corp. *	814,000	452,094
Chailease Holding Co. Ltd. *	449,345	3,272,638
China Steel Corp. *	2,462,000	2,335,048
Chunghwa Telecom Co. Ltd. *	295,000	1,220,662
CTBC Financial Holding Co. Ltd.	2,934,000	2,162,765
Delta Electronics, Inc. *	715,000	7,004,119
E.Sun Financial Holding Co. Ltd. *	3,056,427	2,485,644
Eclat Textile Co. Ltd. *	242,000	3,853,858
eMemory Technology, Inc. *	13,000	777,293
Eva Airways Corp. *	379,000	332,346
Faraday Technology Corp. *	137,000	736,993
Feng TAY Enterprise Co. Ltd. *	66,000	410,606
Fubon Financial Holding Co. Ltd. *	1,458,600	2,809,118
Giant Manufacturing Co. Ltd. *	235,000	1,409,629
Gigabyte Technology Co. Ltd. *	88,000	376,823
Global Unichip Corp. *	84,000	2,740,473
Hon Hai Precision Industry Co. Ltd. *	1,158,000	3,945,943
Largan Precision Co. Ltd.	23,000	1,510,231
Lotes Co. Ltd. *	14,363	411,850
Makalot Industrial Co. Ltd.	211,000	1,532,441
MediaTek, Inc. *	114,000	2,478,799
Mega Financial Holding Co. Ltd. *	1,348,000	1,495,521
Micro-Star International Co. Ltd. *	156,000	741,469
momo.com, Inc. *	7,920	214,600
Nan Ya Plastics Corp. *	550,000	1,397,867
Nien Made Enterprise Co. Ltd. *	75,000	825,761
Novatek Microelectronics Corp. *	372,000	5,085,656
Nuvoton Technology Corp. *	81,000	352,921
Pegavision Corp. *	24,000	340,411
Poya International Co. Ltd. *	17,000	318,190
President Chain Store Corp. *	385,000	3,391,813
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Realtek Semiconductor Corp. *	249,000	2,920,016
Taiwan Cement Corp. *	497,961	628,181
Taiwan Semiconductor Manufacturing Co. Ltd.	2,870,000	46,997,953
Unimicron Technology Corp. *	269,000	1,278,112
Uni-President Enterprises Corp. *	728,000	1,745,277
United Microelectronics Corp. *	1,510,000	2,428,619
Vanguard International Semiconductor Corp. *	962,000	2,726,416
Voltronic Power Technology Corp. *	6,000	345,000
Wistron Corp. *	318,000	481,999
Wiwynn Corp. *	70,000	2,663,965
Yageo Corp. *	67,000	1,086,134
Zhen Ding Technology Holding Ltd.	79,000	287,796
		136,801,267
Thailand — 1.7%
Advanced Info Service PCL	120,600	757,171
Airports of Thailand PCL *	487,200	1,046,663
Bangkok Dusit Medical Services PCL, Class F	752,900	644,918
Bangkok Expressway & Metro PCL, NVDR	825,900	214,421
Central Pattana PCL, NVDR	193,400	386,480
Central Retail Corp. PCL, NVDR	156,800	206,287
CP ALL PCL	365,300	691,029
Energy Absolute PCL, NVDR	99,100	197,287
Global Power Synergy PCL, NVDR	95,900	180,397
Gulf Energy Development PCL	241,900	360,790
Intouch Holdings PCL, NVDR	120,700	265,763
Kasikornbank PCL, NVDR	66,800	245,248
Krung Thai Bank PCL, NVDR	1,273,700	673,363
PTT Exploration & Production PCL	748,900	3,258,502
PTT Global Chemical PCL	169,200	206,460
PTT PCL	680,500	619,468
SCB X PCL	866,900	2,614,853
SCG Packaging PCL, NVDR	164,700	212,857
Siam Cement PCL (The) (Registered)	217,600	2,005,035
Thai Oil PCL	341,363	467,279
		15,254,271
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	93,100	223,687
Abu Dhabi Islamic Bank PJSC	236,162	731,647
Abu Dhabi National Oil Co. for Distribution PJSC	443,296	529,932
ADNOC Drilling Co. PJSC	367,354	429,145
Adnoc Gas plc *	352,935	308,505
Al Ansari Financial Services PJSC *	3,452,632	1,118,817
Aldar Properties PJSC	630,129	929,432
INVESTMENTS	SHARES	VALUE($)

United Arab Emirates — continued
Borouge plc	373,746	268,862
Dubai Electricity & Water Authority PJSC *	1,833,211	1,238,015
Dubai Islamic Bank PJSC	162,314	246,249
Emaar Properties PJSC	682,861	1,107,096
Fertiglobe plc	568,470	595,366
First Abu Dhabi Bank PJSC	367,025	1,419,216
Salik Co. PJSC	927,007	754,772
		9,900,741
United States — 1.1%
EPAM Systems, Inc. *	9,491	2,680,638
Genpact Ltd.	68,514	3,052,299
Globant SA *	10,741	1,684,940
JS Global Lifestyle Co. Ltd. * (a)	755,000	669,363
Parade Technologies Ltd.	50,000	1,531,377
		9,618,617
Zambia — 0.1%
First Quantum Minerals Ltd.	29,005	704,760
Total Common Stocks (Cost $966,030,035)		887,178,513
	NO. OF RIGHTS
Rights — 0.0% ^
Brazil — 0.0% ^
Localiza Rent a Car SA, expiring 5/11/2023*(Cost $—)	953	3,279
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (b) (c)(Cost $2,625,587)	2,624,800	2,625,587
Total Investments — 99.6% (Cost $968,655,622)		889,807,379
Other Assets Less Liabilities — 0.4%		3,241,743
NET ASSETS — 100.0%		893,049,122

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	23

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.3%
Semiconductors & Semiconductor Equipment	10.4
Technology Hardware, Storage & Peripherals	4.7
Interactive Media & Services	4.3
Insurance	4.2
Broadline Retail	4.0
Consumer Staples Distribution & Retail	3.9
IT Services	3.1
Oil, Gas & Consumable Fuels	3.1
Financial Services	2.9
Hotels, Restaurants & Leisure	2.8
Food Products	2.7
Chemicals	2.6
Beverages	2.4
Metals & Mining	2.4
Electronic Equipment, Instruments & Components	2.2
Household Durables	2.2
Entertainment	2.0
Capital Markets	1.7
Machinery	1.5
Real Estate Management & Development	1.5
Automobile Components	1.2
Textiles, Apparel & Luxury Goods	1.1
Personal Care Products	1.1
Transportation Infrastructure	1.1
Diversified Telecommunication Services	1.1
Electrical Equipment	1.0
Automobiles	1.0
Life Sciences Tools & Services	1.0
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	10.2
Short-Term Investments	0.3
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.5%
Australia — 5.3%
ANZ Group Holdings Ltd.	3,633	58,994
BHP Group Ltd.	14,964	444,094
BlueScope Steel Ltd.	3,161	42,015
Commonwealth Bank of Australia	631	41,757
Glencore plc	17,588	103,815
Goodman Group, REIT	1,458	18,796
IDP Education Ltd.	428	8,041
Macquarie Group Ltd.	250	30,498
Medibank Pvt Ltd.	8,658	20,490
National Australia Bank Ltd.	1,681	32,361
Qantas Airways Ltd. *	7,751	34,181
QBE Insurance Group Ltd.	2,722	27,835
Rio Tinto Ltd.	1,643	123,233
Rio Tinto plc	2,426	154,227
South32 Ltd.	12,087	34,167
Wesfarmers Ltd.	407	14,080
Westpac Banking Corp.	7,130	106,730
Woodside Energy Group Ltd.	5,640	127,973
Woolworths Group Ltd.	768	19,812
		1,443,099
Austria — 0.4%
ANDRITZ AG	510	33,122
BAWAG Group AG (a)	314	15,315
Erste Group Bank AG	965	35,087
OMV AG	695	32,889
		116,413
Belgium — 0.6%
Ageas SA	336	14,971
D'ieteren Group	179	33,704
KBC Group NV	1,743	124,604
		173,279
Brazil — 0.1%
MercadoLibre, Inc. *	16	20,440
Canada — 0.6%
Alimentation Couche-Tard, Inc.	791	39,478
Canadian National Railway Co.	500	59,601
Toronto-Dominion Bank (The)	889	53,851
		152,930
China — 0.6%
BOC Hong Kong Holdings Ltd.	4,000	12,627
Meituan * (a)	207	3,538
Prosus NV	347	25,967
INVESTMENTS	SHARES	VALUE($)

China — continued
Tencent Holdings Ltd.	2,070	91,941
Yangzijiang Shipbuilding Holdings Ltd.	33,100	30,867
		164,940
Denmark — 4.2%
Carlsberg A/S, Class B	812	134,383
Coloplast A/S, Class B	558	80,397
D/S Norden A/S	433	27,208
Danske Bank A/S *	445	9,405
DSV A/S	55	10,351
Genmab A/S *	207	85,070
ISS A/S	1,279	26,741
Novo Nordisk A/S, Class B	4,334	720,980
Solar A/S, Class B *	259	21,189
Spar Nord Bank A/S	940	15,290
Sydbank A/S	296	13,206
Vestas Wind Systems A/S *	278	7,693
		1,151,913
Finland — 0.9%
Fortum OYJ	1,059	15,817
Kone OYJ, Class B	621	35,428
Nokia OYJ	11,395	48,214
Nordea Bank Abp	9,460	105,094
Outokumpu OYJ	4,466	24,347
TietoEVRY OYJ	827	26,426
		255,326
France — 13.8%
Air Liquide SA	1,400	251,846
Airbus SE	428	59,935
AXA SA	4,780	156,020
BNP Paribas SA	2,842	183,631
Capgemini SE	1,179	214,999
Carrefour SA	1,799	37,420
Cie de Saint-Gobain	1,315	76,132
Cie Generale des Etablissements Michelin SCA	290	9,236
Dassault Systemes SE	317	12,869
Eiffage SA	304	36,183
Engie SA	4,502	72,051
EssilorLuxottica SA	106	20,986
IPSOS	404	21,905
Kering SA	145	92,853
Legrand SA	326	30,857
L'Oreal SA	725	346,490
LVMH Moet Hennessy Louis Vuitton SE	698	671,393
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	25

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Pernod Ricard SA	517	119,401
Publicis Groupe SA	622	50,853
Renault SA *	925	34,357
Rexel SA	1,056	24,461
Rothschild & Co.	470	24,263
Safran SA	1,452	225,815
Societe Generale SA	1,535	37,283
Sopra Steria Group SACA	83	17,967
Technip Energies NV	1,422	31,548
Thales SA	146	22,280
TotalEnergies SE	7,283	465,383
Veolia Environnement SA	1,688	53,451
Verallia SA (a)	529	21,472
Vinci SA	2,719	336,317
		3,759,657
Germany — 8.3%
adidas AG	208	36,630
Allianz SE (Registered)	1,398	351,047
Aurubis AG	247	23,173
Bayer AG (Registered)	685	45,207
Bayerische Motoren Werke AG	655	73,415
Covestro AG * (a)	225	9,871
Daimler Truck Holding AG *	449	14,836
Deutsche Boerse AG	808	154,093
Deutsche Lufthansa AG (Registered) *	3,403	36,582
Deutsche Post AG (Registered)	1,501	72,198
Deutsche Telekom AG (Registered)	13,980	337,083
E.ON SE	959	12,685
Infineon Technologies AG	3,411	124,218
Mercedes-Benz Group AG	1,383	107,855
Merck KGaA	205	36,771
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	467	175,511
RWE AG	4,960	232,556
SAP SE	757	102,434
Sartorius AG (Preference)	55	21,378
Siemens AG (Registered)	1,118	184,282
Volkswagen AG (Preference)	536	73,191
Zalando SE * (a)	819	33,685
		2,258,701
Hong Kong — 1.9%
AIA Group Ltd.	23,600	256,935
CK Asset Holdings Ltd.	3,500	20,696
Hong Kong Exchanges & Clearing Ltd.	2,000	83,034
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Pacific Basin Shipping Ltd.	37,000	12,874
Prudential plc	5,207	79,673
Sun Hung Kai Properties Ltd.	2,500	34,808
Techtronic Industries Co. Ltd.	3,000	32,455
		520,475
India — 0.4%
HDFC Bank Ltd., ADR *	1,514	105,677
Indonesia — 0.1%
Bank Central Asia Tbk. PT	37,500	23,207
Ireland — 0.3%
Bank of Ireland Group plc	1,500	15,514
CRH plc	1,012	49,114
Kingspan Group plc	340	23,562
		88,190
Italy — 1.8%
Assicurazioni Generali SpA	1,866	38,865
Azimut Holding SpA	933	20,840
Enel SpA	5,031	34,372
Eni SpA	3,126	47,226
Ferrari NV	62	17,276
FinecoBank Banca Fineco SpA	2,299	34,848
Iveco Group NV *	2,768	24,906
Maire Tecnimont SpA	6,010	25,793
OVS SpA (a)	6,933	20,842
Pirelli & C SpA (a)	5,337	27,955
Poste Italiane SpA (a)	1,909	19,867
Prysmian SpA	581	23,778
UniCredit SpA	5,551	109,996
Unipol Gruppo SpA	5,179	29,118
		475,682
Japan — 17.8%
Ajinomoto Co., Inc.	1,200	43,157
Asahi Group Holdings Ltd.	600	23,180
Asahi Kasei Corp.	1,400	9,888
Bridgestone Corp.	1,900	76,301
Central Japan Railway Co.	200	24,760
Cosmo Energy Holdings Co. Ltd.	1,300	41,560
Credit Saison Co. Ltd.	2,000	27,710
Daiichi Sankyo Co. Ltd.	1,500	51,472
Daikin Industries Ltd.	900	163,468
Daiwa House Industry Co. Ltd.	800	20,391
Denso Corp.	300	18,109
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Dentsu Group, Inc.	1,700	61,259
FANUC Corp.	500	16,886
Fuji Electric Co. Ltd.	600	24,219
Fujikura Ltd.	3,100	21,136
Fujitsu Ltd.	100	13,328
Fuyo General Lease Co. Ltd.	400	29,274
Hikari Tsushin, Inc.	100	13,645
Hitachi Ltd.	2,100	116,161
Honda Motor Co. Ltd.	2,500	66,308
Hoya Corp.	1,900	199,225
Isuzu Motors Ltd.	3,000	35,427
ITOCHU Corp.	2,700	89,572
Japan Airlines Co. Ltd.	2,100	40,061
Japan Post Holdings Co. Ltd.	3,600	29,635
Japan Post Insurance Co. Ltd.	2,000	32,478
Japan Tobacco, Inc.	2,900	62,399
KDDI Corp.	2,900	90,533
Keyence Corp.	700	315,669
Konami Group Corp.	100	4,920
Kyowa Kirin Co. Ltd.	1,700	37,827
Lasertec Corp.	100	13,605
Marubeni Corp.	5,100	72,385
Mazda Motor Corp.	2,900	26,244
Mitsubishi Corp.	3,100	114,935
Mitsubishi Estate Co. Ltd.	1,300	16,022
Mitsubishi UFJ Financial Group, Inc.	27,300	170,885
Mitsui & Co. Ltd.	2,700	84,291
Mitsui Fudosan Co. Ltd.	1,800	35,752
Mizuho Financial Group, Inc.	2,500	36,240
Murata Manufacturing Co. Ltd.	400	22,694
NIDEC Corp.	300	14,845
Nintendo Co. Ltd.	1,000	42,277
Nippon Express Holdings, Inc.	900	52,814
Nippon Steel Corp.	2,700	57,665
Nippon Telegraph & Telephone Corp.	6,100	186,135
Ono Pharmaceutical Co. Ltd.	1,400	28,189
Oriental Land Co. Ltd.	500	17,695
ORIX Corp.	4,100	69,751
Otsuka Corp.	300	10,920
Recruit Holdings Co. Ltd.	4,000	112,214
Renesas Electronics Corp. *	800	10,426
Rohm Co. Ltd.	100	7,529
Sekisui House Ltd.	1,900	39,061
Seven & i Holdings Co. Ltd.	800	36,254
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Shimano, Inc.	200	30,931
Shin-Etsu Chemical Co. Ltd.	8,500	242,555
Shionogi & Co. Ltd.	200	8,953
SoftBank Corp.	5,500	61,923
SoftBank Group Corp.	600	22,501
Sojitz Corp.	2,020	42,544
Sony Group Corp.	3,700	334,753
Subaru Corp.	2,000	32,644
Sumitomo Corp.	2,600	46,599
Sumitomo Electric Industries Ltd.	800	10,210
Sumitomo Forestry Co. Ltd.	1,400	30,246
Sumitomo Metal Mining Co. Ltd.	400	14,763
Sumitomo Mitsui Financial Group, Inc.	3,700	151,232
Sumitomo Mitsui Trust Holdings, Inc.	1,300	46,862
Sumitomo Warehouse Co. Ltd. (The)	1,800	29,904
Suzuki Motor Corp.	500	17,434
T&D Holdings, Inc.	900	11,022
Takeda Pharmaceutical Co. Ltd.	3,000	99,478
Terumo Corp.	500	14,973
Tokio Marine Holdings, Inc.	7,900	158,846
Tokyo Electron Ltd.	1,500	171,758
Tokyu Fudosan Holdings Corp.	5,700	28,926
Toyota Motor Corp.	7,300	100,229
Toyota Tsusho Corp.	1,000	41,567
Yamaha Motor Co. Ltd.	800	20,745
		4,850,384
Luxembourg — 0.2%
ArcelorMittal SA *	1,795	50,995
Macau — 0.1%
Sands China Ltd. *	5,200	18,623
Mexico — 0.1%
Wal-Mart de Mexico SAB de CV	3,113	12,548
Netherlands — 6.4%
ABN AMRO Bank NV, CVA (a)	712	11,411
Adyen NV * (a)	30	48,206
Argenx SE *	53	20,445
ASM International NV	34	12,344
ASML Holding NV	939	595,901
ASR Nederland NV	670	29,468
Heijmans NV, CVA	1,667	20,740
ING Groep NV	6,811	84,472
Koninklijke Ahold Delhaize NV	3,304	113,607
Koninklijke BAM Groep NV	6,263	13,725
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	27

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Koninklijke KPN NV	17,162	62,588
NN Group NV	1,605	59,851
Randstad NV	376	20,430
Shell plc	16,220	498,411
Wolters Kluwer NV	1,211	160,450
		1,752,049
Norway — 0.7%
DNB Bank ASA	1,593	28,021
Elkem ASA (a)	5,748	19,455
Equinor ASA	2,432	70,020
Europris ASA (a)	1,303	9,331
Norsk Hydro ASA	4,447	32,726
SpareBank 1 Nord Norge	2,576	23,322
		182,875
Singapore — 1.1%
DBS Group Holdings Ltd.	9,000	222,390
Oversea-Chinese Banking Corp. Ltd.	4,700	44,466
United Overseas Bank Ltd.	900	19,114
		285,970
South Africa — 0.5%
Anglo American plc	4,075	125,568
South Korea — 0.5%
Delivery Hero SE * (a)	799	31,937
Samsung Electronics Co. Ltd., GDR (a)	84	104,087
		136,024
Spain — 2.0%
Banco Bilbao Vizcaya Argentaria SA	15,899	116,396
Banco Santander SA	10,780	37,871
CaixaBank SA	3,786	14,014
Iberdrola SA	21,988	284,923
Industria de Diseno Textil SA	1,588	54,590
Repsol SA	2,428	35,667
		543,461
Sweden — 2.4%
Assa Abloy AB, Class B	2,602	61,995
Atlas Copco AB, Class A	13,856	200,415
Boliden AB *	1,828	65,327
Epiroc AB, Class A	1,053	21,095
Loomis AB	892	28,552
Securitas AB, Class B	1,770	15,865
Skandinaviska Enskilda Banken AB, Class A	2,030	23,082
SKF AB, Class B	1,075	19,470
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
SSAB AB, Class B	3,491	23,596
Svenska Handelsbanken AB, Class A	6,242	55,178
Volvo AB, Class B	6,447	132,555
		647,130
Switzerland — 5.1%
ABB Ltd. (Registered)	1,893	68,287
Cie Financiere Richemont SA (Registered)	572	94,552
DSM-Firmenich AG *	298	38,997
Julius Baer Group Ltd.	899	64,419
Lonza Group AG (Registered)	268	167,136
Mobilezone Holding AG (Registered)	1,409	21,562
Novartis AG (Registered)	4,732	484,055
SGS SA (Registered)	475	42,985
Sika AG (Registered)	218	60,217
Straumann Holding AG (Registered)	259	38,967
Swiss Life Holding AG (Registered)	66	43,564
Swisscom AG (Registered)	36	24,716
UBS Group AG (Registered) *	4,471	90,996
Zurich Insurance Group AG	313	151,790
		1,392,243
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,323	111,529
United Kingdom — 11.3%
3i Group plc	5,273	117,319
Ashtead Group plc	426	24,562
AstraZeneca plc	3,047	448,406
Aviva plc	4,704	25,046
BAE Systems plc	1,770	22,550
Balfour Beatty plc	7,208	34,695
Barclays plc	36,880	74,292
Barratt Developments plc	2,609	16,414
Berkeley Group Holdings plc	752	42,084
BP plc	42,335	284,025
British American Tobacco plc	1,503	55,529
Burberry Group plc	664	21,674
Centrica plc	36,512	52,466
CK Hutchison Holdings Ltd.	7,000	46,798
CNH Industrial NV	1,587	22,377
Compass Group plc	1,312	34,612
Diageo plc	6,251	285,146
Drax Group plc	2,935	23,223
DS Smith plc	3,868	15,102
HSBC Holdings plc	23,891	172,191
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Imperial Brands plc	891	22,056
Inchcape plc	3,330	33,901
InterContinental Hotels Group plc	1,131	77,764
Investec plc	3,218	17,939
J Sainsbury plc	6,967	24,210
JD Sports Fashion plc	19,240	39,049
Legal & General Group plc	10,531	31,072
Lloyds Banking Group plc	184,078	111,831
London Stock Exchange Group plc	971	101,948
Man Group plc	7,905	22,608
Mitie Group plc	26,709	30,922
NatWest Group plc	11,354	37,401
OSB Group plc	4,907	30,724
Reckitt Benckiser Group plc	1,004	81,133
RELX plc	6,991	232,931
Spirax-Sarco Engineering plc	71	9,922
SSE plc	1,822	42,039
Standard Chartered plc	6,118	48,474
Tesco plc	21,324	75,390
Unilever plc	2,462	137,089
WPP plc	3,313	38,611
		3,065,525
United States — 8.6%
CSL Ltd.	337	67,278
GSK plc	6,147	110,850
Linde plc	356	130,805
Nestle SA (Registered)	6,349	814,510
Roche Holding AG	1,798	563,026
Sanofi	1,320	142,254
Schneider Electric SE	1,847	322,102
Stellantis NV	10,284	170,576
Tenaris SA	1,580	22,602
		2,344,003
Total Common Stocks (Cost $25,384,052)		26,228,856
Short-Term Investments — 2.6%
Investment Companies — 2.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $715,865)	715,865	715,865
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.1% (Cost $26,099,917)		26,944,721
Other Assets Less Liabilities — 0.9%		245,168
NET ASSETS — 100.0%		27,189,889

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	29

JPMorgan ActiveBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.5%
Banks	9.9
Insurance	6.5
Oil, Gas & Consumable Fuels	5.9
Metals & Mining	4.9
Semiconductors & Semiconductor Equipment	3.9
Textiles, Apparel & Luxury Goods	3.5
Food Products	3.2
Automobiles	2.9
Capital Markets	2.7
Chemicals	2.7
Diversified Telecommunication Services	2.3
Machinery	2.2
Professional Services	2.1
Beverages	2.1
Trading Companies & Distributors	2.1
Electrical Equipment	1.9
Personal Care Products	1.8
Construction & Engineering	1.7
Household Durables	1.7
Electric Utilities	1.4
Industrial Conglomerates	1.3
Consumer Staples Distribution & Retail	1.3
Health Care Equipment & Supplies	1.3
Electronic Equipment, Instruments & Components	1.3
Aerospace & Defense	1.2
Building Products	1.2
IT Services	1.1
Others (each less than 1.0%)	12.7
Short-Term Investments	2.7
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	6	06/16/2023	USD	645,060	40,118

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Australia — 1.5%
IDP Education Ltd.	17,403	326,946
Woodside Energy Group Ltd.	44,860	1,017,889
		1,344,835
Brazil — 1.6%
MercadoLibre, Inc. *	711	908,296
NU Holdings Ltd., Class A *	103,877	536,005
		1,444,301
Canada — 5.3%
Alimentation Couche-Tard, Inc.	26,036	1,299,446
Canadian National Railway Co.	18,266	2,177,332
Canadian Pacific Kansas City Ltd.	18,068	1,424,263
		4,901,041
China — 7.0%
ANTA Sports Products Ltd.	56,600	703,324
NXP Semiconductors NV	4,803	786,443
Silergy Corp.	44,000	694,511
Tencent Holdings Ltd.	76,600	3,402,275
Yum China Holdings, Inc.	13,900	850,659
		6,437,212
Denmark — 4.8%
Coloplast A/S, Class B	4,672	673,146
Genmab A/S *	2,004	823,573
Novo Nordisk A/S, Class B	17,875	2,973,587
		4,470,306
France — 11.1%
Air Liquide SA	9,635	1,733,243
L'Oreal SA	3,378	1,614,404
LVMH Moet Hennessy Louis Vuitton SE	3,603	3,465,659
Safran SA	11,198	1,741,510
Vinci SA	13,159	1,627,652
		10,182,468
Germany — 3.7%
Beiersdorf AG	2,710	378,396
Deutsche Boerse AG	9,226	1,759,478
Infineon Technologies AG	21,544	784,563
Zalando SE * (a)	11,713	481,749
		3,404,186
Hong Kong — 2.9%
AIA Group Ltd.	178,000	1,937,899
Hong Kong Exchanges & Clearing Ltd.	17,500	726,546
		2,664,445
INVESTMENTS	SHARES	VALUE($)

India — 2.3%
HDFC Bank Ltd., ADR *	16,615	1,159,727
Infosys Ltd., ADR	48,369	751,654
WNS Holdings Ltd., ADR *	2,872	258,968
		2,170,349
Indonesia — 2.7%
Bank Central Asia Tbk. PT	2,401,400	1,486,110
Telkom Indonesia Persero Tbk. PT, ADR	36,031	1,037,693
		2,523,803
Italy — 0.7%
Ferrari NV	2,281	635,597
Japan — 11.1%
Ajinomoto Co., Inc.	25,500	917,091
Daikin Industries Ltd.	6,900	1,253,254
Hoya Corp.	12,700	1,331,659
Keyence Corp.	4,700	2,119,495
Recruit Holdings Co. Ltd.	37,700	1,057,621
Shin-Etsu Chemical Co. Ltd.	51,500	1,469,595
Sony Group Corp.	22,500	2,035,659
		10,184,374
Mexico — 2.0%
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,440	698,621
Wal-Mart de Mexico SAB de CV	278,038	1,120,688
		1,819,309
Netherlands — 5.8%
Adyen NV * (a)	497	798,605
Argenx SE *	1,628	627,998
Argenx SE *	26	10,136
ASML Holding NV	4,354	2,763,104
Wolters Kluwer NV	8,471	1,122,354
		5,322,197
Singapore — 1.3%
DBS Group Holdings Ltd.	50,100	1,237,969
South Africa — 0.9%
Anglo American plc	26,340	811,645
South Korea — 0.7%
Delivery Hero SE * (a)	8,826	352,786
LG Chem Ltd.	609	338,289
		691,075
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	31

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — 1.4%
Iberdrola SA	52,869	685,082
Industria de Diseno Textil SA	18,514	636,451
		1,321,533
Sweden — 3.3%
Atlas Copco AB, Class A	95,027	1,374,482
Epiroc AB, Class A	40,911	819,573
Evolution AB (a)	6,104	815,546
		3,009,601
Switzerland — 1.6%
Cie Financiere Richemont SA (Registered)	3,305	546,319
Lonza Group AG (Registered)	1,502	936,708
		1,483,027
Taiwan — 4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,490	3,834,807
United Kingdom — 11.8%
3i Group plc	43,507	967,989
AstraZeneca plc	18,102	2,663,944
Diageo plc	43,398	1,979,648
InterContinental Hotels Group plc	14,449	993,465
London Stock Exchange Group plc	14,614	1,534,372
Oxford Nanopore Technologies plc *	32,999	95,213
RELX plc	58,402	1,942,963
Spirax-Sarco Engineering plc	4,656	650,630
		10,828,224
United States — 9.9%
Cadence Design Systems, Inc. *	4,303	901,263
ExlService Holdings, Inc. *	1,648	293,970
Linde plc	4,974	1,827,590
Nestle SA (Registered)	29,215	3,747,980
Roche Holding AG	7,513	2,352,623
		9,123,426
Total Common Stocks (Cost $81,776,867)		89,845,730
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (b) (c)(Cost $2,017,691)	2,017,691	2,017,691
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.8% (Cost $83,794,558)		91,863,421
Other Assets Less Liabilities — 0.2%		143,213
NET ASSETS — 100.0%		92,006,634

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	9.6%
Pharmaceuticals	8.7
Chemicals	5.8
Capital Markets	5.4
Textiles, Apparel & Luxury Goods	5.1
Professional Services	5.1
Food Products	5.1
Banks	4.8
Ground Transportation	3.9
Interactive Media & Services	3.7
Hotels, Restaurants & Leisure	3.3
Machinery	3.1
Consumer Staples Distribution & Retail	2.6
Electronic Equipment, Instruments & Components	2.3
Household Durables	2.2
Health Care Equipment & Supplies	2.2
Personal Care Products	2.2
Beverages	2.2
Insurance	2.1
Aerospace & Defense	1.9
Construction & Engineering	1.8
Biotechnology	1.6
Building Products	1.4
Specialty Retail	1.2
Diversified Telecommunication Services	1.1
Life Sciences Tools & Services	1.1
Oil, Gas & Consumable Fuels	1.1
Broadline Retail	1.0
Software	1.0
Others (each less than 1.0%)	5.2
Short-Term Investments	2.2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	33

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited)

	JPMorgan Active China ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF	JPMorgan ActiveBuilders International Equity ETF	JPMorgan International Growth ETF
ASSETS:
Investments in non-affiliates, at value	$12,221,097	$887,181,792	$26,228,856	$89,845,730
Investments in affiliates, at value	155,538	2,625,587	715,865	2,017,691
Cash	684	1,761,815	57,133	99,146
Foreign currency, at value	37,003	344,788	3,502	143,185
Deposits at broker for futures contracts	—	—	25,196	—
Receivables:
Investment securities sold	—	61,144	—	514,443
Dividends from non-affiliates	—	1,582,549	111,555	131,474
Dividends from affiliates	21	364	94	137
Tax reclaims	—	43,005	53,594	108,593
Securities lending income (See Note 2.C.)	—	—	35	840
Total Assets	12,414,343	893,601,044	27,195,830	92,861,239
LIABILITIES:
Payables:
Investment securities purchased	676	22,337	—	813,273
Variation margin on futures contracts	—	—	451	—
Accrued liabilities:
Management fees (See Note 3.A.)	6,687	243,215	5,490	41,332
Deferred foreign capital gains tax	—	284,970	—	—
Other	—	1,400	—	—
Total Liabilities	7,363	551,922	5,941	854,605
Net Assets	$12,406,980	$893,049,122	$27,189,889	$92,006,634
NET ASSETS:
Paid-in-Capital	$12,694,661	$1,085,851,528	$28,789,940	$96,783,908
Total distributable earnings (loss)	(287,681)	(192,802,406)	(1,600,051)	(4,777,274)
Total Net Assets	$12,406,980	$893,049,122	$27,189,889	$92,006,634
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	260,000	25,100,000	600,000	1,575,000
Net asset value, per share	$47.72	$35.58	$45.32	$58.42
Cost of investments in non-affiliates	$12,501,452	$966,030,035	$25,384,052	$81,776,867
Cost of investments in affiliates	155,553	2,625,587	715,865	2,017,691
Cost of foreign currency	37,181	344,850	3,402	143,190
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2023

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited)

	JPMorgan Active China ETF (a)	JPMorgan ActiveBuilders Emerging Markets Equity ETF	JPMorgan ActiveBuilders International Equity ETF	JPMorgan International Growth ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$95	$411	$47
Interest income from affiliates	4	8,471	370	402
Dividend income from non-affiliates	4,681	11,608,233	484,917	805,829
Dividend income from affiliates	1,839	102,339	6,753	32,822
Income from securities lending (net) (See Note 2.C.)	—	128	208	970
Foreign taxes withheld (net)	—	(1,281,539)	(56,596)	(74,774)
Total investment income	6,524	10,437,727	436,063	765,296
EXPENSES:
Management fees (See Note 3.A.)	9,593	1,610,617	31,591	199,717
Interest expense to affiliates	—	9,595	3	—
Total expenses	9,593	1,620,212	31,594	199,717
Net investment income (loss)	(3,069)	8,817,515	404,469	565,579
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(8,800)	(62,870,510)	(768,456)	(3,300,704)
Investments in affiliates	(562)	9,359	—	—
In-kind redemptions of investments in non-affiliates (See Note 4)	—	10,864,802	—	—
Futures contracts	—	—	(3,746)	—
Foreign currency transactions	5,298	(295,836)	4,528	6,058
Net realized gain (loss)	(4,064)	(52,292,185)	(767,674)	(3,294,646)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(280,355)	210,510,696 (b)	5,851,098	16,771,014
Investments in affiliates	(15)	227	—	—
Futures contracts	—	—	40,118	—
Foreign currency translations	(178)	12,017	4,196	11,287
Change in net unrealized appreciation/depreciation	(280,548)	210,522,940	5,895,412	16,782,301
Net realized/unrealized gains (losses)	(284,612)	158,230,755	5,127,738	13,487,655
Change in net assets resulting from operations	$(287,681)	$167,048,270	$5,532,207	$14,053,234

(a)
Commencement of operations was March 15, 2023.
(b)
Net of change in foreign capital gains tax of $(53,240).
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
	Period Ended April 30, 2023 (Unaudited)(a)	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(3,069)	$8,817,515	$22,556,173
Net realized gain (loss)	(4,064)	(52,292,185)	(63,193,216)
Change in net unrealized appreciation/depreciation	(280,548)	210,522,940	(276,748,688)
Change in net assets resulting from operations	(287,681)	167,048,270	(317,385,731)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(26,488,020)	(5,165,856)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	12,694,661	(154,665,254)	903,841,753
NET ASSETS:
Change in net assets	12,406,980	(14,105,004)	581,290,166
Beginning of year	—	907,154,126	325,863,960
End of period	$12,406,980	$893,049,122	$907,154,126
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,694,661	$52,096,465	$903,841,753
Cost of shares redeemed	—	(206,761,719)	—
Total change in net assets resulting from capital transactions	$12,694,661	$(154,665,254)	$903,841,753
SHARE TRANSACTIONS:
Issued	260,000	1,600,000	22,400,000
Redeemed	—	(5,700,000)	—
Net increase (decrease) in shares from share transactions	260,000	(4,100,000)	22,400,000

(a)
Commencement of operations was March 15, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan ActiveBuilders International Equity ETF		JPMorgan International Growth ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$404,469	$713,901	$565,579	$448,870
Net realized gain (loss)	(767,674)	(1,880,945)	(3,294,646)	(9,022,413)
Change in net unrealized appreciation/depreciation	5,895,412	(5,506,656)	16,782,301	(19,659,292)
Change in net assets resulting from operations	5,532,207	(6,673,700)	14,053,234	(28,232,835)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(769,194)	(319,380)	(548,251)	(823,639)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	—	23,519,546	22,746,629
NET ASSETS:
Change in net assets	4,763,013	(6,993,080)	37,024,529	(6,309,845)
Beginning of year	22,426,876	29,419,956	54,982,105	61,291,950
End of period	$27,189,889	$22,426,876	$92,006,634	$54,982,105
CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	—	23,519,546	29,268,696
Cost of shares redeemed	—	—	—	(6,522,067)
Total change in net assets resulting from capital transactions	$—	$—	$23,519,546	$22,746,629
SHARE TRANSACTIONS:
Issued	—	—	425,000	500,000
Redeemed	—	—	—	(125,000)
Net increase (decrease) in shares from share transactions	—	—	425,000	375,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
March 15, 2023 (f) through April 30, 2023 (Unaudited)	$48.00	$(0.01)	$(0.27)	$(0.28)	$—	$—	$—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	31.07	0.32	5.10	5.42	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (f) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan ActiveBuilders International Equity ETF
Six Months Ended April 30, 2023 (Unaudited)	37.38	0.67	8.55	9.22	(1.28)	—	(1.28)
Year Ended October 31, 2022	49.03	1.19	(12.31)	(11.12)	(0.53)	—	(0.53)
July 7, 2021 (f) through October 31, 2021	48.00	0.35	0.68	1.03	—	—	—
JPMorgan International Growth ETF
Six Months Ended April 30, 2023 (Unaudited)	47.81	0.43	10.66	11.09	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
May 20, 2020 (f) through October 31, 2020	51.83	0.05	11.10	11.15	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Commencement of operations.
(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)	Does not include expenses of unaffiliated Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2023

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$47.72	$47.81	(0.58)%	(0.40)%(g)	$12,406,980	0.64%	(0.21)%	0.64%	3%

35.58	35.78	17.58	17.95	893,049,122	0.33	1.80	0.33	17
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (g)	325,863,960	0.30 (h)	2.11	0.33 (h)	40

45.32	45.40	25.08	25.37	27,189,889	0.25	3.18	0.25	12
37.38	37.36	(22.91)	(23.23)	22,426,876	0.25	2.77	0.25	28
49.03	49.21	2.15	2.52 (g)	29,419,956	0.25	2.23	0.25	9

58.42	58.56	23.30	23.62	92,006,634	0.55	1.55	0.55	27
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	0.55	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	0.55	37
62.98	63.12	21.51	21.78 (g)	37,787,658	0.55	0.16	0.55	12
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 4 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan ActiveBuilders International Equity ETF	Diversified
JPMorgan International Growth ETF	Diversified
The investment objective of Active China ETF (“Active China ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan ActiveBuilders International Equity ETF (“ActiveBuilders International Equity ETF”) and JPMorgan International Growth ETF (“International Growth ETF”) is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
ActiveBuilders International Equity ETF	NYSE Arca
International Growth ETF	NYSE Arca
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments — Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2023

This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$173,765	$—	$173,765
Banks	—	913,154	—	913,154
Beverages	—	652,746	—	652,746
Broadline Retail	—	785,495	—	785,495
Building Products	—	84,159	—	84,159
Chemicals	—	447,925	—	447,925
Consumer Staples Distribution & Retail	—	158,520	—	158,520
Electronic Equipment, Instruments & Components	—	401,476	—	401,476
Entertainment	—	370,290	—	370,290
Food Products	—	601,824	—	601,824
Gas Utilities	—	417,468	—	417,468
Health Care Equipment & Supplies	—	279,693	—	279,693
Health Care Providers & Services	—	271,901	—	271,901

April 30, 2023	J.P. Morgan Exchange-Traded Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
Active China ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hotels, Restaurants & Leisure	$148,907	$410,171	$—	$559,078
Household Durables	—	640,757	—	640,757
Independent Power and Renewable Electricity Producers	—	269,087	—	269,087
Insurance	—	705,405	—	705,405
Interactive Media & Services	116,025	1,217,001	—	1,333,026
Life Sciences Tools & Services	—	181,867	—	181,867
Machinery	—	498,103	—	498,103
Media	—	110,745	—	110,745
Metals & Mining	—	305,969	—	305,969
Oil, Gas & Consumable Fuels	—	311,978	—	311,978
Pharmaceuticals	—	219,374	—	219,374
Real Estate Management & Development	203,123	—	—	203,123
Semiconductors & Semiconductor Equipment	—	665,851	—	665,851
Software	—	502,714	—	502,714
Textiles, Apparel & Luxury Goods	—	155,604	—	155,604
Total Common Stocks	468,055	11,753,042	—	12,221,097
Short-Term Investments
Investment Companies	155,538	—	—	155,538
Total Investments in Securities	$623,593	$11,753,042	$—	$12,376,635

ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$690,676	$—	$690,676
Brazil	51,565,945	—	—	51,565,945
Canada	719,132	—	—	719,132
Chile	3,858,393	—	—	3,858,393
China	12,177,926	256,327,747	—	268,505,673
Czech Republic	—	369,221	—	369,221
Ghana	525,632	—	—	525,632
Greece	—	2,628,461	—	2,628,461
Hong Kong	—	15,476,711	—	15,476,711
Hungary	—	2,615,557	—	2,615,557
India	12,897,117	98,079,030	—	110,976,147
Indonesia	—	22,623,923	—	22,623,923
Kuwait	—	896,075	—	896,075
Macau	—	1,035,747	—	1,035,747
Malaysia	—	3,815,550	—	3,815,550
Mexico	40,817,096	—	—	40,817,096
Nigeria	—	178,408	—	178,408
Panama	483,844	—	—	483,844
Peru	2,213,472	—	—	2,213,472
Philippines	—	1,635,495	—	1,635,495
Poland	—	6,664,408	—	6,664,408
Portugal	—	2,157,284	—	2,157,284

42	J.P. Morgan Exchange-Traded Funds	April 30, 2023

ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Qatar	$—	$5,035,123	$—	$5,035,123
Russia	—	—	162,535	162,535
Saudi Arabia	554,481	21,525,526	—	22,080,007
Singapore	1,244,465	—	—	1,244,465
South Africa	15,119,962	19,569,635	—	34,689,597
South Korea	484,364	110,749,916	—	111,234,280
Taiwan	—	136,801,267	—	136,801,267
Thailand	8,103,169	7,151,102	—	15,254,271
United Arab Emirates	4,379,186	5,521,555	—	9,900,741
United States	7,417,877	2,200,740	—	9,618,617
Zambia	704,760	—	—	704,760
Total Common Stocks	163,266,821	723,749,157	162,535	887,178,513
Rights	3,279	—	—	3,279
Short-Term Investments
Investment Companies	2,625,587	—	—	2,625,587
Total Investments in Securities	$165,895,687	$723,749,157	$162,535	$889,807,379

ActiveBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,443,099	$—	$1,443,099
Austria	—	116,413	—	116,413
Belgium	—	173,279	—	173,279
Brazil	20,440	—	—	20,440
Canada	152,930	—	—	152,930
China	—	164,940	—	164,940
Denmark	—	1,151,913	—	1,151,913
Finland	—	255,326	—	255,326
France	24,263	3,735,394	—	3,759,657
Germany	—	2,258,701	—	2,258,701
Hong Kong	—	520,475	—	520,475
India	105,677	—	—	105,677
Indonesia	—	23,207	—	23,207
Ireland	—	88,190	—	88,190
Italy	—	475,682	—	475,682
Japan	—	4,850,384	—	4,850,384
Luxembourg	—	50,995	—	50,995
Macau	—	18,623	—	18,623
Mexico	12,548	—	—	12,548
Netherlands	—	1,752,049	—	1,752,049
Norway	—	182,875	—	182,875
Singapore	—	285,970	—	285,970
South Africa	—	125,568	—	125,568
South Korea	—	136,024	—	136,024
Spain	—	543,461	—	543,461

April 30, 2023	J.P. Morgan Exchange-Traded Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
ActiveBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Sweden	$—	$647,130	$—	$647,130
Switzerland	38,997	1,353,246	—	1,392,243
Taiwan	111,529	—	—	111,529
United Kingdom	80,295	2,985,230	—	3,065,525
United States	130,805	2,213,198	—	2,344,003
Total Common Stocks	677,484	25,551,372	—	26,228,856
Short-Term Investments
Investment Companies	715,865	—	—	715,865
Total Investments in Securities	$1,393,349	$25,551,372	$—	$26,944,721
Appreciation in Other Financial Instruments
Futures Contracts	$40,118	$—	$—	$40,118

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,344,835	$—	$1,344,835
Brazil	1,444,301	—	—	1,444,301
Canada	4,901,041	—	—	4,901,041
China	786,443	5,650,769	—	6,437,212
Denmark	—	4,470,306	—	4,470,306
France	—	10,182,468	—	10,182,468
Germany	—	3,404,186	—	3,404,186
Hong Kong	—	2,664,445	—	2,664,445
India	2,170,349	—	—	2,170,349
Indonesia	1,037,693	1,486,110	—	2,523,803
Italy	—	635,597	—	635,597
Japan	—	10,184,374	—	10,184,374
Mexico	1,819,309	—	—	1,819,309
Netherlands	10,136	5,312,061	—	5,322,197
Singapore	—	1,237,969	—	1,237,969
South Africa	—	811,645	—	811,645
South Korea	—	691,075	—	691,075
Spain	—	1,321,533	—	1,321,533
Sweden	—	3,009,601	—	3,009,601
Switzerland	—	1,483,027	—	1,483,027
Taiwan	3,834,807	—	—	3,834,807
United Kingdom	—	10,828,224	—	10,828,224
United States	3,022,823	6,100,603	—	9,123,426
Total Common Stocks	19,026,902	70,818,828	—	89,845,730
Short-Term Investments
Investment Companies	2,017,691	—	—	2,017,691
Total Investments in Securities	$21,044,593	$70,818,828	$—	$91,863,421

44	J.P. Morgan Exchange-Traded Funds	April 30, 2023

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2023, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
ActiveBuilders Emerging Markets Equity ETF	$3
ActiveBuilders International Equity ETF	22
International Growth ETF	100
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
D. Investment Transactions with Affiliates — The Funds invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.

Active China ETF
For the six months ended April 30, 2023
Security Description	Value at March 15, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (b) (c)	$—	$11,077,994	$10,921,879	$(562)	$(15)	$155,538	155,491	$1,839	$—

(a)	Commencement of operations was March 15, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2023.

ActiveBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$3,448,509	$100,154,168	$100,986,676	$9,359	$227	$2,625,587	2,624,800	$102,339	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

ActiveBuilders International Equity ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$316,955	$1,823,301	$1,424,391	$—	$—	$715,865	715,865	$6,753	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2023

International Growth ETF
For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	$749,113	$1,156,350	$1,905,463	$—	$—	$—	—	$4,087 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	2,455,095	10,210,380	10,647,784	—	—	2,017,691	2,017,691	32,822	—
Total	$3,204,208	$11,366,730	$12,553,247	$—	$—	$2,017,691		$36,909	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— ActiveBuilders International Equity ETF  used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended April 30, 2023:

April 30, 2023	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
ActiveBuilders International Equity ETF
Futures Contracts:
Average Notional Balance Long	$152,043
Ending Notional Balance Long	645,060
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2023, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes —The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Management Fee — Pursuant to each Fund’s Management Agreement, the Adviser is paid a management fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
ActiveBuilders Emerging Markets Equity ETF	0.33
ActiveBuilders International Equity ETF	0.25
International Growth ETF	0.55
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited (“JPMAM (AP)”), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained  a “managers of managers”  exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief  (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and

48	J.P. Morgan Exchange-Traded Funds	April 30, 2023

 unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
B. Administration Fee — JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services — The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements — The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active China ETF *	$12,749,720	$239,468
ActiveBuilders Emerging Markets Equity ETF	161,376,838	268,564,817
ActiveBuilders International Equity ETF	3,054,827	3,840,856
International Growth ETF	23,040,948	19,585,393

*	Commencement of operations was March 15, 2023.
During the six months ended April 30, 2023, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
ActiveBuilders Emerging Markets Equity ETF	$18,676,806	$83,832,141

April 30, 2023	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
	In-Kind Purchases	In-Kind Sales
International Growth ETF	$20,628,880	$—
During the six months ended April 30, 2023, the Fund delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2023 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$12,657,005	$224,109	$504,479	$(280,370)
ActiveBuilders Emerging Markets Equity ETF	968,655,622	41,421,802	120,270,045	(78,848,243)
ActiveBuilders International Equity ETF	26,099,917	2,615,446	1,730,524	884,922
International Growth ETF	83,794,558	10,199,366	2,130,503	8,068,863
At October 31, 2022, the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
ActiveBuilders Emerging Markets Equity ETF	$50,152,798	$5,335,765
ActiveBuilders International Equity ETF	1,474,903	444,276
International Growth ETF	6,482,137	2,981,997
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2023

As of April 30, 2023, JPMorgan SmartRetirement Funds, an affiliated fund of fund, owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	55.3%
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
As of April 30, 2023, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	77%
ActiveBuilders International Equity ETF	78
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.
As of April 30, 2023, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	ActiveBuilders Emerging Markets Equity ETF	ActiveBuilders International Equity ETF	International Growth ETF
China	98.7%	30.2%	— %	— %
France	—	—	14.0	11.1
India	—	12.5	—	—
Japan	—	—	18.0	11.1
South Korea	—	12.5	—	—
Taiwan	—	15.4	—	—
United Kingdom	—	—	11.4	11.8
As of April 30, 2023, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of their assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging market countries.
The Funds are subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world. The effects of this, or any future pandemic to public health and business and market conditions may have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate other pre-existing political, social and economic risks to the Funds and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could also have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2022, and continued to hold your shares at the end of the reporting period, April 30, 2023.
Actual Expenses
For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of a Fund.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period	Annualized Expense Ratio
JPMorgan Active China ETF
Actual *	$1,000.00	$994.20	$0.80	0.64%
Hypothetical **	1,000.00	1,021.62	3.21	0.64
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Actual **	1,000.00	1,175.80	1.78	0.33
Hypothetical **	1,000.00	1,023.16	1.66	0.33
JPMorgan ActiveBuilders International Equity ETF
Actual **	1,000.00	1,250.80	1.40	0.25
Hypothetical **	1,000.00	1,023.56	1.25	0.25
JPMorgan International Growth ETF
Actual **	1,000.00	1,233.00	3.05	0.55
Hypothetical **	1,000.00	1,022.07	2.76	0.55

*
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 46/365
(to reflect the actual period). The Fund commenced operations on March 15, 2023.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	53

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2023

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT AND INITIAL SUB-ADVISORY AGREEMENT
(Unaudited)
JPMorgan Active China ETF
On November 15-17, 2022, the Board of Trustees (the “Board” or the “Trustees”) of J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) held meetings and approved the initial management agreement (the “Management Agreement”) and initial sub-advisory agreement (the “Sub-Advisory Agreement”) (each an “Agreement” and together the “Agreements”) for the JPMorgan Active China ETF (the “Fund”). The Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Agreements or any of their affiliates. In connection with the approval of the Agreements, the Trustees reviewed written materials prepared by the Adviser and received oral presentations from Adviser personnel. Such materials and presentations included information relating to JPMorgan Asset Management (Asia Pacific) Limited, an affiliate of the Adviser and the proposed sub-adviser for the Fund (the “Sub-Adviser”). Before voting on the proposed Agreements, the Trustees reviewed the Agreements with representatives of the Adviser and Sub-Adviser, with counsel to the Trust and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Agreements with independent legal counsel in executive session at which no representatives of the Adviser or Sub-Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Agreements is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement, and by the Sub-Adviser from the Adviser under the Sub-Advisory Agreement, was fair and reasonable and that initial approval of the Agreements was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser
In connection with the approval of the Fund’s initial Agreements, the Trustees considered the materials furnished specifically in connection with the approval of the Agreements, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser and Sub-Adviser. Among other things, the Trustees considered:
(i)
The background and experience of the Adviser’s and Sub-Adviser’s senior management and investment personnel;
(ii)
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
(iii)
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
(iv)
Information about the structure and distribution strategy of the Fund and how it fits within the Trust’s other fund offerings;
(v)
The administration services to be provided by the Adviser under the Management Agreement;
(vi)
Their knowledge of the nature and quality of the services provided by the Adviser, Sub-Adviser and their affiliates, gained from their experience as Trustees of the Trust and in the financial industry generally;
(vii)
The overall reputation and capabilities of the Adviser, Sub-Adviser and their affiliates;
(viii)
The commitment of the Adviser and Sub-Adviser to provide high quality service to the Fund;
(ix)
Their overall confidence in the Adviser’s and Sub-Adviser’s integrity;
(x)
The Adviser’s and Sub-Adviser’s responsiveness to requests for additional information, questions or concerns raised by them; and
(xi)
The Adviser’s and Sub-Adviser’s business continuity plan, steps the Adviser and its affiliates have taken to provide services to the other J.P. Morgan ETFs during the COVID-19 pandemic and the Adviser’s and its affiliates’ success in continuing to provide services to the other J.P. Morgan ETFs and their shareholders throughout this period.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser and Sub-Adviser.
Fall-Out Benefits
The Trustees considered potential “fall-out” or ancillary benefits expected to be received by the Adviser, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also

April 30, 2023	J.P. Morgan Exchange-Traded Funds	55

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT AND INITIAL SUB-ADVISORY AGREEMENT
(Unaudited) (continued)
considered the benefits the Adviser and Sub-Adviser are expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser and Sub-Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees noted that the proposed unitary management fee schedule for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees and Expense Ratios
The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund (“unitary fee structure”). The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees considered the fees paid by the Adviser to the Sub-Adviser out of the management fee. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge and noted that the Fund’s proposed management fee compared favorably with identified peer funds. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the proposed management fee to be paid by the Fund to the Adviser, and the proposed fee to be paid by the Adviser to the Sub-Adviser, were reasonable.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2023

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. April 2023.
SAN-ACT-ETF-423

Semi-Annual Report
J.P. Morgan Exchange-Traded Funds
April 30, 2023  (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

President's Letter
June 15, 2023 (Unaudited)
Dear Shareholder,
Financial markets largely generated positive returns for the six months ended April 30, 2023, even as rising interest rates, weaker corporate earnings and geopolitical uncertainty weighed on global economic growth. Overall, global equity markets – led by European stocks – generally outperformed bond markets for the reporting period.

“While the effects of rising interest
rates is likely to adversely impact
economic growth in the months
ahead, other factors may aid the
global economic outlook, as energy
prices have trended downward in
recent months and the re-opening of
China’s economy may provide
support for increased global trade.”
— Brian S. Shlissel

While economic growth has slowed in recent quarters, to date, the U.S. has avoided formal entry into a recession. Moreover, inflation has decelerated from last year’s historical highs as energy and electricity prices receded in 2023, allowing the U.S. Federal Reserve in June 2023 to refrain from further raising interest rates for the first time since January 2022, though the central bank stated it may find it necessary to raise rates in the future. The job market in the U.S. remained strong throughout the period as the reported monthly unemployment rate ranged between 3.6% and 3.4% for the six months ended April 30, 2023.
Across Europe, inflationary pressures remained high and both the European Central Bank and the Bank of England continued to raise interest rates during the period. Unemployment across the EU stood at 6%, while the U.K. jobless rate fell to 3.8% in
April 2023. Notably, European equity markets generally outperformed other developed markets during the period, potentially driven by more attractive valuations relative to U.S. companies.
The International Monetary Fund’s (IMF) April 2023 economic outlook warned that global output is likely to decline to 2.8% for 2023, amid weakness in parts of the financial sector, continued inflationary pressures and the ongoing war in Ukraine. Further, the IMF forecast developed market economies to decelerate at a faster pace than emerging market economies.
While the effects of rising interest rates is likely to adversely impact economic growth in the months ahead, other factors may aid the global economic outlook, as energy prices have trended downward in recent months and the re-opening of China’s economy may provide support for increased global trade.  Regardless of the economic backdrop, we believe investors who hold a well-diversified portfolio and a long-term outlook may be better positioned to benefit from opportunities presented by global financial markets. Our suite of investment solutions seeks to provide investors with ability to build durable portfolios that can meet their financial goals.
Sincerely,

Brian S. Shlissel
President, J.P. Morgan Exchange-Traded Funds
J.P. Morgan Asset Management
1-844-4JPM-ETF or jpmorgan.com/etfs for more information

April 30, 2023	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited)

REPORTING PERIOD RETURN:
Net Asset Value *	25.99%
Market Price **	25.99%
MSCI EAFE Index (net total return)	24.19%
Net Assets as of 4/30/2023	$5,565,651,839
Fund Ticker	JIRE
INVESTMENT OBJECTIVE***
The JPMorgan International Research Enhanced Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
INVESTMENT APPROACH
The Fund invests primarily in foreign companies and may modestly overweight equity securities that the adviser considers undervalued, while modestly underweighting or not holding equity securities that appear overvalued. The Fund seeks to outperform the MSCI Europe, Australasia, Far East (EAFE) Index (net total return) (the “Benchmark”) over time, while maintaining similar risk characteristics, including sector and geographic risks.
HOW DID MARKETS PERFORM?
Global financial markets largely generated positive returns for the period and completed a rebound from the sell-offs that marked the middle of 2022. Developed markets equity generally outperformed emerging markets equity, while emerging markets debt mostly outperformed developed markets debt.
However, equity markets performance was mixed on a month-to-month basis, even as the overall trend was upward. For the six months ended April 30, 2023, the Benchmark returned 24.19%
Leading central banks continued to raise interest rates throughout the six month period, though the size of increases narrowed in 2023 as the policy response to inflationary pressure grew less aggressive. Notably, the Bank of Japan maintained its negative interest rate policy amid weak consumption data and marginal economic growth.
While global inflation rates remained elevated during the period, they retreated from the 40-year highs reached in 2022 and price pressures in the U.S. and the Europe indicated a downward trend. Though inflation in the U.K. declined in the final months of 2022, the U.K. consumer price index rose more than expected in 2023.
Lower energy prices was a leading contributor to declining global inflation. In response to Russia’s invasion of Ukraine, the European Union and the U.K. largely avoided an extended energy crisis by securing alternative sources to Russian natural gas and moved to build up reserves of both natural gas and petroleum ahead of the winter months.
WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?
The Fund outperformed the Benchmark for the six months ended April 30, 2023.
By sector, the Fund’s security selection in the banks and financial services sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the pharmaceuticals/medical technology and industrial cyclical sectors was a leading detractor from relative performance.
By region, the Fund’s security selection in Europe and Japan was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the Pacific, excluding Japan, was the sole regional detractor from relative performance.
Due to the Fund holding a relatively large number of securities during the reporting period, the impact of individual holdings on the Fund’s relative performance tended to be small.
HOW WAS THE FUND POSITIONED?
Using the fundamental equity insights generated by analysts, the Fund’s adviser took overweight positions in securities included within the universe of the Benchmark that it considered undervalued, while underweighting or not holding securities in the Benchmark that the adviser considered overvalued.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2023

*
The return shown is based on net asset value and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America. The net asset value was $56.81 as of April 30, 2023.
**
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the NYSE Arca. As of April 30, 2023, the closing price was $56.82.
***
The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
TOP TEN HOLDINGS OF THE PORTFOLIO AS OF April 30, 2023		PERCENT OF TOTAL INVESTMENTS
1.	Nestle SA (Registered)	2.7%
2.	LVMH Moet Hennessy Louis Vuitton SE (France)	2.4
3.	Novo Nordisk A/S, Class B (Denmark)	2.4
4.	ASML Holding NV (Netherlands)	2.1
5.	Roche Holding AG	1.9
6.	AstraZeneca plc (United Kingdom)	1.8
7.	Shell plc (Netherlands)	1.7
8.	Novartis AG (Registered) (Switzerland)	1.6
9.	BP plc (United Kingdom)	1.5
10.	L'Oreal SA (France)	1.3

PORTFOLIO COMPOSITION BY COUNTRY AS OF April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Japan	20.7%
United Kingdom	12.7
France	12.5
Germany	8.5
United States	7.7
Netherlands	6.0
Australia	5.9
Switzerland	5.7
Denmark	3.3
Spain	2.5
Hong Kong	2.4
Sweden	2.0
Singapore	1.1
Finland	1.0
Italy	1.0
Others (each less than 1.0%)	1.7
Short-Term Investments	5.3

April 30, 2023	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
FUND COMMENTARY
SIX MONTHS ENDED April 30, 2023 (Unaudited) (continued)
AVERAGE ANNUAL TOTAL RETURNS AS OF April 30, 2023

	INCEPTION DATE	SIX MONTHS*	1 YEAR	5 YEAR	10 YEAR
JPMorgan International Research Enhanced Equity ETF
Net Asset Value	October 28, 1992**	25.99%	11.79%	3.70%	4.96%
Market Price		25.99	11.82	3.70	4.97

*	Not annualized.
**	Inception date for Class R6 Shares of the predecessor Fund (as defined below).
TEN YEAR FUND PERFORMANCE  (4/30/13 TO 4/30/23)

The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information, please call 1-844-457-6383.
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on June 10, 2022 is the performance of the Predecessor Fund’s Class R6 Shares. Inception date for the Predecessor Fund’s Class R6 Shares is November 1, 2017. Returns for the Predecessor Fund’s Class R6 Shares prior to their inception date are based on the performance of the Predecessors Fund’s Class I Shares. The actual returns of the Predecessor Fund’s Class R6 Shares would have been different than those shown because the Predecessor Fund’s Class R6 Shares had different expenses than the Predecessor Fund’s Class I Shares. Inception date for the Predecessor Fund’s Class I Shares is October 28, 1992.
Performance for the Fund’s shares has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the Predecessor Fund’s Class R6 Shares and Class I Shares. Had the Predecessor Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Predecessor Fund is based on the net asset value ("NAV") per share of the Predecessor Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on June 13, 2022, the NAV performance of the Fund and the Class R6 Shares of the Predecessor Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the MSCI EAFE Index (net total return) from April 30, 2013 to April 30, 2023. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI EAFE Index (net total return) does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The MSCI EAFE (Europe, Australia, Far East) Index (net total return) is a free float-adjusted market capitalization weighted index that is designed to measure the performance of large- and mid- cap stocks in developed markets, excluding the U.S. and Canada. Net total return figures assume the reinvestment of dividends after deduction of withholding tax, applying the maximum rate to nonresident individual investors who do not benefit from double taxation treaties. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the applicable inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2023

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.8%
Australia — 6.0%
ANZ Group Holdings Ltd.	457,360	7,426,725
Aurizon Holdings Ltd.	971,484	2,208,814
BHP Group Ltd.	1,325,349	39,333,045
Commonwealth Bank of Australia	400,205	26,484,006
Dexus, REIT	798,768	4,140,004
Endeavour Group Ltd.	927,467	4,180,282
Glencore plc	824,839	4,868,722
Goodman Group, REIT	1,642,472	21,174,148
GPT Group (The), REIT	1,387,253	4,079,252
Insurance Australia Group Ltd.	1,518,251	5,030,100
Macquarie Group Ltd.	186,071	22,699,141
Medibank Pvt Ltd.	3,964,414	9,382,026
Mirvac Group, REIT	4,512,813	7,244,993
National Australia Bank Ltd.	645,509	12,426,797
Newcrest Mining Ltd.	269,285	5,141,962
QBE Insurance Group Ltd.	1,442,753	14,753,301
Rio Tinto Ltd.	596,505	44,740,662
Rio Tinto plc	303,158	19,272,481
Santos Ltd.	3,182,174	15,074,266
Wesfarmers Ltd.	341,189	11,802,894
Westpac Banking Corp.	1,825,213	27,321,945
Woodside Energy Group Ltd.	239,518	5,434,743
Woolworths Group Ltd.	798,571	20,600,609
		334,820,918
Belgium — 0.5%
KBC Group NV	421,293	30,117,570
China — 0.6%
BOC Hong Kong Holdings Ltd.	3,611,500	11,400,506
Prosus NV	278,730	20,858,351
Xinyi Glass Holdings Ltd.	1,411,300	2,582,030
		34,840,887
Denmark — 3.3%
Carlsberg A/S, Class B	205,605	34,026,967
Genmab A/S *	16,836	6,919,002
Novo Nordisk A/S, Class B	830,693	138,189,518
Vestas Wind Systems A/S *	214,715	5,941,292
		185,076,779
Finland — 1.1%
Kone OYJ, Class B	302,505	17,258,134
Nokia OYJ	2,005,636	8,486,149
Nordea Bank Abp	2,930,308	32,553,578
		58,297,861
INVESTMENTS	SHARES	VALUE($)

France — 12.7%
Air Liquide SA	403,635	72,609,995
Airbus SE (a)	147,529	20,659,168
Alstom SA	480,536	12,078,067
AXA SA (a)	258,590	8,440,422
BNP Paribas SA	663,644	42,880,289
Capgemini SE	238,521	43,496,050
Engie SA (a)	1,644,930	26,325,931
Kering SA	26,310	16,848,056
Legrand SA	289,345	27,387,654
L'Oreal SA (a)	157,058	75,060,716
LVMH Moet Hennessy Louis Vuitton SE (a)	144,194	138,697,518
Orange SA	1,552,196	20,203,256
Pernod Ricard SA	64,968	15,004,307
Safran SA	251,415	39,100,003
Societe Generale SA	566,861	13,768,073
TotalEnergies SE	728,578	46,556,093
Veolia Environnement SA	848,358	26,863,211
Vinci SA	506,124	62,603,080
		708,581,889
Germany — 8.7%
adidas AG	72,663	12,796,387
Allianz SE (Registered)	296,952	74,566,684
BASF SE	62,787	3,247,603
Bayer AG (Registered)	251,275	16,583,213
Brenntag SE	79,062	6,443,922
Deutsche Post AG (Registered)	757,600	36,440,255
Deutsche Telekom AG (Registered)	2,578,329	62,168,066
Dr Ing hc F Porsche AG (Preference) * (b)	44,973	5,631,469
Infineon Technologies AG	1,116,085	40,644,217
Mercedes-Benz Group AG	139,104	10,848,169
Merck KGaA	46,966	8,424,233
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	105,224	39,546,074
RWE AG	1,029,178	48,254,310
SAP SE	351,112	47,511,141
Siemens AG (Registered)	255,387	42,096,011
Symrise AG	79,743	9,634,752
Volkswagen AG (Preference)	75,370	10,291,757
Zalando SE * (c)	228,546	9,399,978
		484,528,241
Hong Kong — 2.4%
AIA Group Ltd.	4,332,000	47,162,812
CK Asset Holdings Ltd.	1,587,348	9,386,190
CLP Holdings Ltd.	344,500	2,565,053
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	5

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	562,500	23,353,256
Link, REIT	1,053,500	6,890,829
Prudential plc	1,379,078	21,101,328
Sun Hung Kai Properties Ltd.	670,000	9,328,607
Techtronic Industries Co. Ltd.	1,401,000	15,156,704
		134,944,779
Ireland — 0.4%
Kingspan Group plc	336,612	23,327,125
Italy — 1.0%
Enel SpA	2,620,153	17,901,187
FinecoBank Banca Fineco SpA	1,349,481	20,455,021
UniCredit SpA	958,534	18,993,812
		57,350,020
Japan — 21.2%
AGC, Inc.	194,800	7,263,092
Ajinomoto Co., Inc.	261,700	9,411,874
Asahi Group Holdings Ltd.	719,500	27,797,235
Asahi Kasei Corp.	1,085,400	7,666,354
Bridgestone Corp.	697,100	27,994,390
Capcom Co. Ltd.	245,600	9,229,061
Central Japan Railway Co.	221,100	27,371,909
Daiichi Sankyo Co. Ltd.	1,085,200	37,238,220
Daikin Industries Ltd.	171,283	31,110,315
Daiwa House Industry Co. Ltd.	888,300	22,641,414
Denso Corp.	418,900	25,286,316
Dentsu Group, Inc.	808,100	29,119,759
Fast Retailing Co. Ltd.	32,100	7,601,333
Fuji Electric Co. Ltd.	340,900	13,760,605
Hitachi Ltd.	643,300	35,583,905
Honda Motor Co. Ltd.	945,672	25,082,086
Hoya Corp.	313,700	32,893,027
ITOCHU Corp.	936,700	31,074,891
Japan Airlines Co. Ltd.	220,500	4,206,389
Kao Corp.	346,600	14,005,587
Keyence Corp.	108,800	49,064,045
Komatsu Ltd.	324,500	8,070,273
Konami Group Corp.	234,500	11,538,338
Kyowa Kirin Co. Ltd.	592,900	13,192,854
Mitsubishi Corp.	985,500	36,538,273
Mitsubishi UFJ Financial Group, Inc.	2,222,450	13,911,503
Mitsui Fudosan Co. Ltd.	1,124,500	22,334,841
Murata Manufacturing Co. Ltd.	452,500	25,673,119
NIDEC Corp.	148,000	7,323,348
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Nintendo Co. Ltd.	235,600	9,960,553
Nippon Express Holdings, Inc.	92,000	5,398,741
Nippon Paint Holdings Co. Ltd.	1,811,100	16,340,186
Nippon Steel Corp.	304,100	6,494,792
Nippon Telegraph & Telephone Corp.	1,165,200	35,554,886
Nomura Research Institute Ltd.	553,700	13,930,842
Ono Pharmaceutical Co. Ltd.	496,800	10,003,116
ORIX Corp.	1,188,800	20,224,488
Otsuka Corp.	500,300	18,210,437
Recruit Holdings Co. Ltd.	489,900	13,743,462
Renesas Electronics Corp. *	635,900	8,287,334
Seven & i Holdings Co. Ltd.	361,900	16,400,385
Shimadzu Corp.	244,800	7,656,554
Shin-Etsu Chemical Co. Ltd.	1,430,100	40,809,079
Shionogi & Co. Ltd.	153,900	6,889,263
Shiseido Co. Ltd.	327,700	16,426,223
SoftBank Group Corp.	301,500	11,306,980
Sony Group Corp.	611,415	55,317,006
Sumitomo Electric Industries Ltd.	1,297,800	16,562,866
Sumitomo Metal Mining Co. Ltd.	525,800	19,406,600
Sumitomo Mitsui Financial Group, Inc.	1,069,600	43,718,443
Suzuki Motor Corp.	576,300	20,094,703
T&D Holdings, Inc.	1,492,500	18,277,677
Takeda Pharmaceutical Co. Ltd.	131,200	4,350,482
Terumo Corp.	766,300	22,947,461
Tokio Marine Holdings, Inc.	1,573,500	31,638,418
Tokyo Electron Ltd.	290,000	33,206,597
Toyota Motor Corp.	3,016,000	41,409,789
		1,178,551,719
Luxembourg — 0.1%
ArcelorMittal SA *	90,295	2,565,249
Macau — 0.2%
Sands China Ltd. *	2,244,400	8,038,139
Netherlands — 6.1%
Adyen NV * (c)	8,361	13,434,888
ASML Holding NV	187,366	118,904,843
Koninklijke Ahold Delhaize NV	751,271	25,832,201
Koninklijke KPN NV	7,832,385	28,563,805
NN Group NV	769,108	28,680,311
Shell plc	3,235,878	99,432,618
Wolters Kluwer NV	178,248	23,616,729
		338,465,395
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2023

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — 1.1%
DBS Group Holdings Ltd.	1,294,665	31,991,125
Oversea-Chinese Banking Corp. Ltd.	716,300	6,776,837
Sea Ltd., ADR *	126,068	9,602,600
United Overseas Bank Ltd.	612,300	13,004,002
		61,374,564
South Korea — 0.1%
Delivery Hero SE * (c)	112,366	4,491,402
Spain — 2.6%
Banco Bilbao Vizcaya Argentaria SA	5,406,934	39,584,100
Banco Santander SA (a)	2,653,667	9,322,540
Iberdrola SA	5,353,380	69,369,640
Industria de Diseno Textil SA (a)	767,856	26,396,399
		144,672,679
Sweden — 2.0%
Atlas Copco AB, Class A	3,609,962	52,214,947
Boliden AB * (a)	349,865	12,503,092
Volvo AB, Class B	2,271,402	46,701,635
		111,419,674
Switzerland — 5.8%
Cie Financiere Richemont SA (Registered)	205,670	33,997,430
DSM-Firmenich AG *	188,878	24,716,886
Givaudan SA (Registered)	1,848	6,464,245
Julius Baer Group Ltd.	85,182	6,103,819
Lonza Group AG (Registered)	85,083	53,061,184
Novartis AG (Registered)	873,017	89,304,306
SGS SA (Registered)	237,707	21,511,392
Sika AG (Registered)	125,907	34,778,412
UBS Group AG (Registered) *	743,048	15,122,934
Zurich Insurance Group AG	75,080	36,410,215
		321,470,823
United Kingdom — 13.0%
3i Group plc	2,448,210	54,470,308
AstraZeneca plc	680,489	100,142,793
Barclays plc	17,360,050	34,970,300
Berkeley Group Holdings plc	475,548	26,612,712
BP plc	12,916,293	86,655,349
British American Tobacco plc	576,570	21,301,834
DCC plc	140,360	8,732,772
Diageo plc	1,366,921	62,353,618
HSBC Holdings plc	4,385,508	31,607,890
InterContinental Hotels Group plc	487,623	33,527,345
Intertek Group plc	67,297	3,520,589
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Lloyds Banking Group plc	63,549,437	38,607,669
London Stock Exchange Group plc	47,553	4,992,745
Reckitt Benckiser Group plc	439,220	35,493,288
RELX plc	1,752,489	58,390,648
SSE plc	931,444	21,491,364
Standard Chartered plc	4,092,841	32,428,122
Taylor Wimpey plc	4,783,176	7,719,413
Tesco plc	8,037,604	28,416,570
Unilever plc	606,150	33,760,890
		725,196,219
United States — 7.9%
CSL Ltd.	165,277	32,995,367
GSK plc	684,598	12,345,469
Nestle SA (Registered)	1,187,947	152,401,215
Roche Holding AG	345,969	108,336,804
Sanofi	177,499	19,128,758
Schneider Electric SE	387,892	67,645,222
Stellantis NV (a)	2,778,492	46,085,674
		438,938,509
Total Common Stocks (Cost $4,630,777,032)		5,387,070,441
Short-Term Investments — 5.5%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (d) (e)(Cost $130,243,056)	130,213,378	130,252,442
Investment of Cash Collateral from Securities Loaned — 3.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (d) (e)	155,962,610	155,978,206
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (d) (e)	17,992,238	17,992,238
Total Investment of Cash Collateral from Securities Loaned (Cost $173,986,040)		173,970,444
Total Short-Term Investments (Cost $304,229,096)		304,222,886
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	7

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 102.3% (Cost $4,935,006,128)		5,691,293,327
Liabilities in Excess of Other Assets — (2.3)%		(125,641,488)
NET ASSETS — 100.0%		5,565,651,839

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2023. The total value of securities on loan at April 30, 2023 is $165,212,182.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of April 30, 2023.
Summary of Investments by Industry, April 30, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY April 30, 2023	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	10.3%
Banks	9.5
Insurance	5.9
Oil, Gas & Consumable Fuels	4.5
Textiles, Apparel & Luxury Goods	3.6
Semiconductors & Semiconductor Equipment	3.5
Chemicals	3.4
Food Products	2.8
Automobiles	2.8
Metals & Mining	2.7
Machinery	2.7
Diversified Telecommunication Services	2.6
Personal Care Products	2.4
Beverages	2.4
Capital Markets	2.2
Electrical Equipment	2.1
Professional Services	2.1
Electric Utilities	2.0
Consumer Staples Distribution & Retail	1.7
Household Durables	1.6
Industrial Conglomerates	1.5
Electronic Equipment, Instruments & Components	1.5
IT Services	1.3
Trading Companies & Distributors	1.3
Automobile Components	1.2
Building Products	1.1
Real Estate Management & Development	1.1
Construction & Engineering	1.1
Aerospace & Defense	1.1
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	11.7
Short-Term Investments	5.3
Futures contracts outstanding as of April 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SPI 200 Index	938	06/15/2023	AUD	114,374,813	4,426,427

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2023

Abbreviations
AUD	Australian Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	9

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2023 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$5,387,070,441
Investments in affiliates, at value	130,252,442
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	173,970,444
Cash	1,759,753
Foreign currency, at value	397,216
Deposits at broker for futures contracts	9,275,777
Segregated cash balance with Authorized Participant for deposit securities	401,428
Receivables:
Dividends from non-affiliates	22,055,485
Dividends from affiliates	17,505
Tax reclaims	16,279,418
Securities lending income (See Note 2.C.)	179,819
Variation margin on futures contracts	822,392
Prepaid expenses	478
Total Assets	5,742,482,598
LIABILITIES:
Payables:
Investment securities purchased	1,072,952
Collateral received on securities loaned (See Note 2.C.)	173,970,444
Collateral upon return of deposit securities	401,428
Accrued liabilities:
Investment advisory fees	661,251
Administration fees	340,223
Printing and mailing costs	28,429
Custodian and accounting fees	275,092
Other	80,940
Total Liabilities	176,830,759
Net Assets	$5,565,651,839
NET ASSETS:
Paid-in-Capital	$4,942,252,312
Total distributable earnings (loss)	623,399,527
Total Net Assets	$5,565,651,839
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	97,977,892
Net asset value, per share	$56.81
Cost of investments in non-affiliates	$4,630,777,032
Cost of investments in affiliates	130,243,056
Cost of foreign currency	394,162
Investment securities on loan, at value (See Note 2.C.)	165,212,182
Cost of investment of cash collateral (See Note 2.C.)	173,986,040
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2023

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2023 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$240,005
Interest income from affiliates	224,177
Dividend income from non-affiliates	95,187,773
Dividend income from affiliates	3,241,904
Income from securities lending (net) (See Note 2.C.)	288,348
Foreign taxes withheld (net)	(9,114,657)
Total investment income	90,067,550
EXPENSES:
Investment advisory fees	5,268,946
Administration fees	1,975,843
Custodian and accounting fees	357,699
Interest expense to non-affiliates	1,211
Interest expense to affiliates	8,077
Professional fees	40,980
Trustees’ and Chief Compliance Officer’s fees	19,171
Printing and mailing costs	51,601
Registration and filing fees	49,332
Other	25,412
Total expenses	7,798,272
Less fees waived	(97,421)
Less expense reimbursements	(1,463,967)
Net expenses	6,236,884
Net investment income (loss)	83,830,666
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(67,834,076)
Investments in affiliates	(7,245)
In-kind redemptions of investments in non-affiliates (See Note 4)	277,463,782
Futures contracts	3,680,640
Foreign currency transactions	1,605,833
Net realized gain (loss)	214,908,934
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	894,231,782
Investments in affiliates	11,385
Futures contracts	6,712,271
Foreign currency translations	1,030,681
Change in net unrealized appreciation/depreciation	901,986,119
Net realized/unrealized gains (losses)	1,116,895,053
Change in net assets resulting from operations	$1,200,725,719
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	11

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$83,830,666	$136,000,947
Net realized gain (loss)	214,908,934	1,261,823
Change in net unrealized appreciation/depreciation	901,986,119	(1,400,778,956)
Change in net assets resulting from operations	1,200,725,719	(1,263,516,186)
Total distributions to shareholders	(129,393,762)	(199,297,281)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(531,868,460)	1,493,159,833
NET ASSETS:
Change in net assets	539,463,497	30,346,366
Beginning of period	5,026,188,342	4,995,841,976
End of period	$5,565,651,839	$5,026,188,342

(a)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by JPMorgan International Research Enhanced Equity ETF and will be used going forward. As a result, the information prior to June 10, 2022, reflects that of the Predecessor Fund's Class R6 Shares. The Predecessor Fund ceased operations as of the date of the reorganization. (See Note 1).
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2023

	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$443,387,507	$1,621,509,655
Distributions reinvested	—	181,165,628
Cost of shares redeemed	(975,255,967)	(432,128,313)
Change in net assets resulting from capital transactions	(531,868,460)	1,370,546,970
Class A
Proceeds from shares issued	—	801,584
Distributions reinvested	—	1,641,891
Cost of shares redeemed	—	(13,072,328)
Change in net assets resulting from Class A capital transactions	—	(10,628,853)
Class I
Proceeds from shares issued	—	239,601,698
Distributions reinvested	—	15,288,160
Cost of shares redeemed	—	(121,648,142)
Change in net assets resulting from Class I capital transactions	—	133,241,716
Total change in net assets resulting from capital transactions	$(531,868,460)	$1,493,159,833

(a)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2017 up through the reorganization.
(b)
Reflects reorganization from JPMorgan International Research Enhanced Equity Fund on June 10, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	13

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022(a)
SHARES TRANSACTIONS: (b)
Issued	8,100,000	30,420,358
Reinvested	—	3,138,911
Redeemed	(18,750,000)	(8,018,891)
Change in Shares	(10,650,000)	25,540,378
Class A
Issued	—	14,139
Reinvested	—	28,424
Redeemed	—	(244,325)
Change in Class A Shares	—	(201,762)
Class I
Issued	—	4,451,971
Reinvested	—	264,675
Redeemed	—	(2,163,040)
Change in Class I Shares	—	2,553,606

(a)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2017 up through the reorganization.
(b)
Reflects reorganization from JPMorgan International Research Enhanced Equity Fund on June 10, 2022. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2023

THIS PAGE IS INTENTIONALLY LEFT BLANK

15

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income loss(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (g)
Six Months Ended April 30, 2023 (Unaudited)	$46.27	$0.84	$11.01	$11.85	$(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42(h )	15.11	16.53	(1.07)
Year Ended October 31, 2020	52.55	1.13	(5.63)	(4.50)	(1.62)
Year Ended October 31, 2019	49.24	1.65	3.37	5.02	(1.71)
November 1, 2017 through (i) October 31, 2018	55.08	1.62	(6.27)	(4.65)	(0.64)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on June 10, 2022. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the JPMorgan International Research Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan International Research Enhanced
Equity ETF's NAV is calculated. Prior to the JPMorgan International Research Enhanced Equity ETF's listing on June 13, 2022, the NAV performance of the Class R6
Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced
Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the
Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2017 up through the reorganization.

(h)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

(i)	Commencement of offering of class of shares.
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2023

				Ratios/Supplemental data
		Ratios to average net assets (b)
Net realized gain	Total Distributions	Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$—	$(1.31)	$56.81	$56.82	25.99%	25.99%	$5,565,651,839	0.24%	3.18%	0.30%	10%
—	(2.47)	46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
—	(1.07)	61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (h)	0.31	20
—	(1.62)	46.43	46.43	(8.96)	(8.96)	4,337,775,495	0.24	2.35	0.30	52
—	(1.71)	52.55	52.55	10.78	10.78	4,435,538,473	0.25	3.37	0.31	22
(0.55)	(1.19)	49.24	49.24	(8.60)	(8.60)	4,344,571,588	0.25	3.00	0.32	42
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
As of the close of business on June 10, 2022 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust, JPMorgan International Research Enhanced Equity Fund (a mutual fund) (the “Acquired Fund” or “International Research Enhanced Equity Fund”), a series of JPMorgan Trust II, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on June 30, 2025. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the six months ended April 30, 2023.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2023

A. Valuation of Investments — Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations.  Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$334,820,918	$—	$334,820,918
Belgium	—	30,117,570	—	30,117,570
China	—	34,840,887	—	34,840,887
Denmark	—	185,076,779	—	185,076,779
Finland	—	58,297,861	—	58,297,861
France	—	708,581,889	—	708,581,889
Germany	—	484,528,241	—	484,528,241
Hong Kong	—	134,944,779	—	134,944,779
Ireland	—	23,327,125	—	23,327,125
Italy	—	57,350,020	—	57,350,020
Japan	—	1,178,551,719	—	1,178,551,719
Luxembourg	—	2,565,249	—	2,565,249

April 30, 2023	J.P. Morgan Exchange-Traded Funds	19

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Macau	$—	$8,038,139	$—	$8,038,139
Netherlands	—	338,465,395	—	338,465,395
Singapore	9,602,600	51,771,964	—	61,374,564
South Korea	—	4,491,402	—	4,491,402
Spain	—	144,672,679	—	144,672,679
Sweden	—	111,419,674	—	111,419,674
Switzerland	24,716,886	296,753,937	—	321,470,823
United Kingdom	—	725,196,219	—	725,196,219
United States	—	438,938,509	—	438,938,509
Total Common Stocks	34,319,486	5,352,750,955	—	5,387,070,441
Short-Term Investments
Investment Companies	130,252,442	—	—	130,252,442
Investment of Cash Collateral from Securities Loaned	173,970,444	—	—	173,970,444
Total Short-Term Investments	304,222,886	—	—	304,222,886
Total Investments in Securities	$338,542,372	$5,352,750,955	$—	$5,691,293,327
Appreciation in Other Financial Instruments
Futures Contracts	$4,426,427	$—	$—	$4,426,427
B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Fund.
As of April 30, 2023, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower

20	J.P. Morgan Exchange-Traded Funds	April 30, 2023

for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of April 30, 2023.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$165,212,182	$(165,212,182)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Fund to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the six months ended April 30, 2023, JPMIM waived fees associated with the Fund's investment in the JPMorgan U.S. Government Money Market Fund as follows:
$3,946
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statement of Operations as Income from securities lending (net).
D. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2023	Shares at April 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.95% (a) (b)	$124,239,979	$261,408,060	$255,415,236	$(7,245)	$26,884	$130,252,442	130,213,378	$3,241,904	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.01% (a) (b)	56,261,418	355,000,000	255,275,423	7,710 *	(15,499)	155,978,206	155,962,610	845,987 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.78% (a) (b)	7,523,073	250,057,851	239,588,686	—	—	17,992,238	17,992,238	163,649 *	—
Total	$188,024,470	$866,465,911	$750,279,345	$465	$11,385	$304,222,886		$4,251,540	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2023.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	21

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Futures Contracts — The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and foreign exchange risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended April 30, 2023:

Futures Contracts:
Average Notional Balance Long	$124,759,675
Ending Notional Balance Long	114,374,813
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2023

H. Allocation of Income and Expenses — Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2023, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes —The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders —  Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee — Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee — Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2023, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees — The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees — JPMCB provides portfolio custody, accounting and transfer agency (effective as of the Closing Date) services to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	23

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
E. Waivers and Reimbursements — The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund’s average daily net assets.
For the six months ended April 30, 2023, the service providers waived fees and/or reimbursed expenses for the  Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$1,462,756
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such affiliated money market funds. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund's investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2023 was $97,421.
JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the six months ended April 30, 2023, the amount of this reimbursement was $1,211.
F. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$500,891,712	$568,005,180
For the six months ended April 30, 2023, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$410,942,450	$929,152,769
During the six months ended April 30, 2023, the Fund delivered portfolio securities for the redemption of Fund Shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2023

5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2023 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$4,935,006,128	$924,605,591	$163,891,965	$760,713,626
At October 31, 2022, the Fund had net capital loss carryforwards which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term	Long-Term
$41,791,174	$283,108,657
During the year ended October 31, 2022, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$—	$1,906,840
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the  Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2023.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

April 30, 2023	J.P. Morgan Exchange-Traded Funds	25

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2023 (Unaudited) (continued)
As of April 30, 2023, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
18.8%	59.3%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2023, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	12.8%
Japan	21.4
United Kingdom	13.1
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. The worldwide outbreak of COVID-19 negatively affected economies, markets and individual companies throughout the world. The effects of this, or any future, pandemic to public health and business and market conditions may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate other pre-existing political, social and economic risks to the Fund and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could also have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2023

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)
Hypothetical $1,000 Investment
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on your purchase and sales of Fund shares and (2) ongoing costs, primarily management fees. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other funds. The examples assume that you had a $1,000 investment at the beginning of the reporting period, November 1, 2022, and continued to hold your shares at the end of the reporting period, April 30, 2023.
Actual Expenses
For the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the Fund under the heading titled “Expenses Paid During the
Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The examples also assume all dividends and distributions have been reinvested. The examples do not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
JPMorgan International Research Enhanced Equity ETF
Actual	$1,000.00	$1,259.90	$1.34	0.24%
Hypothetical	1,000.00	1,023.60	1.20	0.24

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

April 30, 2023	J.P. Morgan Exchange-Traded Funds	27

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Each of the Funds covered in this report has adopted the J.P. Morgan Funds and J.P. Morgan Exchange-Traded Funds Amended and Restated Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Pursuant to an exemptive order (the “Exemptive Order”) from the Securities and Exchange Commission, the Program permits the Funds to use liquidity definitions and classification methodologies that differ from the requirements under the Liquidity Rule in some respects. Among other things, the Liquidity Rule requires that a written report be provided to the Board of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of any Highly Liquid Investment Minimum (“HLIM”), where applicable, and any material changes to the Program.
The Board has appointed J.P. Morgan Asset Management’s Liquidity Risk Forum to be the program administrator for the Program (the “Program Administrator”). In addition to regular reporting at each of its quarterly meetings, on February 7, 2023, the Board reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s HLIM. There were no material changes to the Program during the Program Reporting Period.
The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the effectiveness of the Program with respect to the identification of each Fund that qualifies as an “In-Kind ETF” (as defined in the Liquidity Rule); (2) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (3) the methodology and inputs for classifying the investments of a Fund (other than an In-Kind ETF) into one of the required liquidity categories that reflect an estimate of the liquidity of those investments under current market conditions (and, for In-Kind ETFs, the methodology and inputs for determining whether any investments should be classified as “Illiquid Investments” (as defined or modified under the Program)); (4) whether a Fund (other than an In-Kind ETF) invested primarily in “Highly Liquid Investments” (as defined or modified under the Program), as well as whether an HLIM should be established for a Fund (other than an In-Kind ETF) and the procedures for monitoring any HLIM; (5) whether a Fund invested more than 15% of its assets in “Illiquid Investments” and the procedures for monitoring for this limit; and (6) specific liquidity events arising during the Program Reporting Period. The Report further summarized the conditions of the Exemptive Order and whether all applicable Funds were in compliance with the terms of the Exemptive Order.
Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2023

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2023. All rights reserved. April 2023.
SAN-CONV-ETF-423

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant`s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 5, 2023

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 5, 2023